UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Brian Haendiges
100 Bright Meadow Blvd, Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/16

Date of reporting period:	6/30/16

Item 1. Reports to Stockholders.

MML Series Investment Fund
Semiannual Report

MML Conservative Allocation Fund

MML Balanced Allocation Fund

MML Moderate Allocation Fund

MML Growth Allocation Fund

MML Aggressive Allocation Fund

MML American Funds® Growth Fund

MML American Funds® International Fund

MML American Funds Core Allocation Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2016

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Brian Haendiges

“As a long-term retirement investor, it’s important to maintain perspective in volatile markets, like those we’ve seen in the first half of 2016. Remember, it is nearly impossible to predict the future direction of the financial markets. If you work with a financial professional, this might be a good time to review your retirement investment strategy.”

June 30, 2016

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2016. During this period, U.S. stocks largely outperformed their foreign counterparts, reflecting a general strengthening of the U.S. economy. Nevertheless, investors closely monitored economic data releases that seemed to signal the U.S. Federal Reserve’s (the “Fed”) hesitation to impose further interest rate hikes in the near term – a reversal of its position going into 2016. Sluggish economic growth elsewhere in the world dragged on global markets, and the surprising outcome of the June 23 Brexit vote for the United Kingdom to exit the European Union (“EU”) only amplified the challenges in global markets. After early declines, commodity prices increased steadily throughout the first half of 2016.

Key events that characterized the period

U.S. stocks performed relatively well in the first quarter of 2016, although trepidation over China’s slowing economy and falling crude oil prices helped drive weakness in share prices. Fear of slowing global and domestic economic growth added to these concerns early in the year. At the end of 2015, initial estimates showed the U.S. gross domestic product (“GDP”) expanding by a disappointing 0.7% annual rate – a number that was subsequently revised to 1.1%.

The U.S. economy strengthened in the second quarter, despite some sluggishness. Consumer spending proved a key driver of growth. Employment also grew during the quarter, though May’s unexpectedly low employment report generated some investor concern. The Fed’s softening on the speed of interest rate hikes – reinforced by Fed Chair Janet Yellen’s June 21 Capitol Hill “slower for longer” testimony – caused investors additional optimism.

Share prices faded early in February, with global equity markets moving roughly in tandem with the price of oil, which declined early on. Concerns about the European banking system also worried investors early in February. In the U.S., a weak January employment report stoked fears that a recession could be on the horizon – although the aforementioned upward revisions in estimated fourth-quarter U.S. economic growth helped equity markets rebound. The employment picture also brightened. February’s nonfarm payrolls were strong and the payroll numbers for January were revised upward. The rally in equities that started in mid-February extended into March, with the Fed reassuring investors that the central bank would take a cautious approach with regard to implementing further hikes in short-term interest rates. In spite of a sharp drop early in the first quarter, stocks ended March near their highs for the quarter and only a scant few percent off their all-time highs.

U.S. stocks also delivered reasonable gains in the second quarter, with small- and mid-cap equities modestly outperforming large-cap issues – and value stocks outperforming their growth counterparts. The three top-performing sectors – energy, telecommunication services and utilities – house equities that tend to be defensive or have interest-rate sensitivity. Safe-haven U.S. fixed-income investments, specifically Treasury bonds, faced high demand during the period, which drove up prices and drove down yield. (Bond prices move in the opposite direction of interest rates [or yields]; when yields rise, the prices of existing bonds fall – and vice versa.) Investment-grade and high-yield bonds delivered positive returns, as did real estate investment trusts (“REITs”).

The global economic picture was mixed during the second quarter. International stocks were down, dragged by Brexit and weakness in Europe, whereas Asian and Pacific country stocks delivered modest gains. Emerging markets, which are more closely affected by Fed policy, also managed a modest positive return. Brexit added considerable uncertainty to European markets on concerns that

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

the immediate impact might slow growth in the U.K. and that other countries might be encouraged to vote themselves out of the EU. Asian financial centers also struggled. Weak business investment and a strong yen undermined growth in Japan. And in China, the world’s second-largest economy, reported GDP growth remained suspect, and weak global trade hampered the country’s planned transition to a consumer-led economy.

The major stock indexes in the U.S. advanced for the six months ended June 30, 2016 – largely outperforming foreign developed and emerging markets. The Dow Jones Industrial AverageSM, which measures the performance of blue-chip stocks, climbed 4.31%. The large-cap stock S&P 500® Index rose 3.84%; and the Russell 2000® Index, a benchmark of small-cap stocks, gained a more modest 2.22%. The technology-laden NASDAQ Composite® Index returned -2.66% in an environment where technology giants Apple Inc. and Microsoft were among the market’s worst performers. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a -4.42% return, while the MSCI Emerging Markets Index, which tracks the performance of emerging stock markets throughout the world, advanced 6.41%. Fixed-income investments benchmarked in the Barclays U.S. Aggregate Bond Index* returned 5.31%, outperforming domestic equities for the six-month period.

Review and maintain your strategy

With respect to the MML Series Investment Fund, as 2016 plays out, we continue to watch Fed policy overtures, global economic traction, and further developments in the U.S. economy. We will also evaluate the effects of commodity prices and inflation – both of which are key factors for long-term savers – as we seek a balanced exposure to risk. As events unfold, we evaluate and position our portfolios to help ensure appropriate asset allocation and diversification in an effort to support your long-term investment needs.

MassMutual knows that you want to protect those who matter most to you as you seek to secure your long-term financial future. As a long-term retirement investor, it’s important to maintain perspective in volatile markets, like those we’ve seen in the first half of 2016. Remember, it is nearly impossible to predict the future direction of the financial markets. If you work with a financial professional, this might be a good time to review your retirement investment strategy. MassMutual encourages you to build a strategy that is suited to your comfort with market volatility, to how long you have to save and invest, and to what your specific financial goals are. As always, we thank you for your trust in MassMutual.

Sincerely,

Brian Haendiges

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Investment Marketing & Communications as of 7/1/16 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Allocation Fund Series – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MML Allocation Series (the “Series”), and who is the Series’ investment adviser?

The MML Allocation Series comprises five Funds – each of which has a “fund of funds” structure. The five Funds in the Series are MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund.

Each Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. Each Fund invests in a combination of domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds can include series of the MML Series Investment Fund and MML Series Investment Fund II (which are advised by MML Investment Advisers, LLC (MML Advisers), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds. The Series’ investment adviser is MML Advisers.

Through their investment in MML Underlying Funds, the Funds may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high-yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Each Fund’s assets are allocated to its MML Underlying Funds according to an asset allocation strategy stated below. Each Fund may allocate a portion of its assets to “alternative” investments, such as investments in commodities, precious metals, real estate, and foreign currencies.

•	MML Conservative Allocation Fund: Approximately 40% in equity and similar funds and 60% in fixed income and similar funds, including money market funds.

•	MML Balanced Allocation Fund: Approximately 50% in equity and similar funds and 50% in fixed income and similar funds, including money market funds.

•	MML Moderate Allocation Fund: Approximately 60% in equity and similar funds and 40% in fixed income and similar funds, including money market funds.

•	MML Growth Allocation Fund: Approximately 75% in equity and similar funds and 25% in fixed income and similar funds, including money market funds.

•	MML Aggressive Allocation Fund: Approximately 90% in equity and similar funds and 10% in fixed income and similar funds, including money market funds.

3

MML Series Investment Fund – Portfolio Summaries (Unaudited)

MML Conservative Allocation Fund Asset Allocation (% of Net Assets) on 6/30/16

Fixed Income Funds	58.2%
Equity Funds	41.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Moderate Allocation Fund Asset Allocation (% of Net Assets) on 6/30/16

Equity Funds	60.4%
Fixed Income Funds	39.7%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Balanced Allocation Fund Asset Allocation (% of Net Assets) on 6/30/16

Equity Funds	51.0%
Fixed Income Funds	49.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Growth Allocation Fund Asset Allocation (% of Net Assets) on 6/30/16

Equity Funds	74.8%
Fixed Income Funds	25.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Aggressive Allocation Fund Asset Allocation (% of Net Assets) on 6/30/16

Equity Funds	89.6%
Fixed Income Funds	10.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MML American Funds Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds® Growth Fund, and who is the Fund’s investment adviser?

The Fund seeks to provide investors with growth of capital through a “master feeder” relationship. (See page 52 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company, managed by Capital Research and Management Company (Capital Research), which has substantially the same investment objective as the Master Growth Fund. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the Master Growth Fund focuses on investments in medium- to large-capitalization companies, the Master Growth Fund’s investments are not limited to a particular capitalization size. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Growth Fund Asset Allocation (% of Net Assets) on 6/30/16

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

5

MML American Funds International Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds® International Fund, and who is the Fund’s investment adviser?

The Fund seeks long-term capital growth of assets through a “master-feeder” relationship. (See page 52 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – International Fund (the “Master International Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company managed by Capital Research and Management Company (Capital Research), which has substantially the same investment objective as the Master International Fund. The Master International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that Capital Research believes have the potential for growth. Although the Master International Fund focuses on investments in medium- to large-capitalization companies, the Master International Fund’s investments are not limited to a particular capitalization size. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds International Fund Asset Allocation (% of Net Assets) on 6/30/16

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

6

MML American Funds Core Allocation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds Core Allocation Fund, and who is the Fund’s investment adviser?

The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. The Fund is a “fund of funds” and seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series® (the “American Underlying Funds”), managed by Capital Research and Management Company (Capital Research), using a flexible asset allocation approach. The Fund’s investment adviser invests the Fund’s assets in a combination of domestic and international American Underlying Funds. As of the date of this report, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series – Bond Fund, the American Funds Insurance Series – Blue Chip Income and Growth Fund, the American Funds Insurance Series – Growth-Income Fund, and the American Funds Insurance Series – International Fund. The Fund’s investment adviser allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Core Allocation Fund Asset Allocation (% of Net Assets) on 6/30/16

Equity Funds	63.9%
Fixed Income Funds	36.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

7

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 41.9%
MML Blue Chip Growth Fund, Initial Class (a)	1,184,484	$17,613,276
MML Equity Income Fund, Initial Class (a)	1,208,249	14,498,990
MML Focused Equity Fund, Class II (a)	547,420	6,547,138
MML Foreign Fund, Initial Class (a)	966,290	8,648,295
MML Fundamental Growth Fund, Class II (a)	968,326	12,113,761
MML Fundamental Value Fund, Class II (a)	1,131,183	16,684,956
MML Global Fund, Class I (a)	941,892	11,368,638
MML Income & Growth Fund, Initial Class (a)	1,169,082	13,923,765
MML International Equity Fund, Class II (a)	1,034,224	8,232,427
MML Large Cap Growth Fund, Initial Class (a)	987,927	11,183,336
MML Mid Cap Growth Fund, Initial Class (a)	577,738	9,087,812
MML Mid Cap Value Fund, Initial Class (a)	1,034,062	12,305,332
MML Small Cap Growth Equity Fund, Initial Class (a)	169,286	2,284,039
MML Small Company Value Fund, Class II (a)	348,759	5,660,357
MML Small/Mid Cap Value Fund, Initial Class (a)	202,270	2,417,131
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	44,837	3,234,970
Oppenheimer Global Fund/VA, Non-Service Shares (a)	243,390	7,820,106
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,091,970	30,888,778
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	3,364,442	6,964,396

		201,477,503

Fixed Income Funds — 58.2%
MML Dynamic Bond Fund, Class II (a)	6,014,492	61,167,384
MML High Yield Fund, Class II (a)	1,971,503	19,103,861
MML Inflation-Protected and Income Fund, Initial Class (a)	1,870,819	19,737,136
MML Managed Bond Fund, Initial Class (a)	9,183,246	116,892,337
MML Short-Duration Bond Fund, Class II (a)	1,423,972	14,040,359

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	4,628,342	$49,291,846

		280,232,923

TOTAL MUTUAL FUNDS (Cost $490,799,593)		481,710,426

TOTAL LONG-TERM INVESTMENTS (Cost $490,799,593)		481,710,426

TOTAL INVESTMENTS — 100.1% (Cost $490,799,593) (b)		481,710,426

Other Assets/(Liabilities) — (0.1)%		(335,505)

NET ASSETS — 100.0%		$481,374,921

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 51.0%
MML Blue Chip Growth Fund, Initial Class (a)	1,638,363	$24,362,455
MML Equity Income Fund, Initial Class (a)	1,515,712	18,188,546
MML Focused Equity Fund, Class II (a)	817,396	9,776,053
MML Foreign Fund, Initial Class (a)	1,544,792	13,825,890
MML Fundamental Growth Fund, Class II (a)	1,294,210	16,190,569
MML Fundamental Value Fund, Class II (a)	1,483,862	21,886,963
MML Global Fund, Class I (a)	1,317,499	15,902,212
MML Income & Growth Fund, Initial Class (a)	1,659,644	19,766,361
MML International Equity Fund, Class II (a)	1,651,790	13,148,250
MML Large Cap Growth Fund, Initial Class (a)	1,296,517	14,676,569
MML Mid Cap Growth Fund, Initial Class (a)	980,905	15,429,632
MML Mid Cap Value Fund, Initial Class (a)	1,546,341	18,401,461
MML Small Cap Growth Equity Fund, Initial Class (a)	278,025	3,751,166
MML Small Company Value Fund, Class II (a)	469,710	7,623,397
MML Small/Mid Cap Value Fund, Initial Class (a)	383,026	4,577,165
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	74,241	5,356,492
Oppenheimer Global Fund/VA, Non-Service Shares (a)	362,740	11,654,821
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	4,232,339	42,281,063
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	6,153,483	12,737,709

		289,536,774

Fixed Income Funds — 49.1%
MML Dynamic Bond Fund, Class II (a)	6,316,603	64,239,852
MML High Yield Fund, Class II (a)	2,151,618	20,849,178
MML Inflation-Protected and Income Fund, Initial Class (a)	1,943,248	20,501,264
MML Managed Bond Fund, Initial Class (a)	8,258,639	105,123,130
MML Short-Duration Bond Fund, Class II (a)	1,901,847	18,752,213

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	4,630,716	$49,317,130

		278,782,767

TOTAL MUTUAL FUNDS (Cost $575,350,252)		568,319,541

TOTAL LONG-TERM INVESTMENTS (Cost $575,350,252)		568,319,541

TOTAL INVESTMENTS — 100.1% (Cost $575,350,252) (b)		568,319,541

Other Assets/(Liabilities) — (0.1)%		(397,543)

NET ASSETS — 100.0%		$567,921,998

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 60.4%
MML Blue Chip Growth Fund, Initial Class (a)	7,995,651	$118,895,337
MML Equity Income Fund, Initial Class (a)	7,224,337	86,692,049
MML Focused Equity Fund, Class II (a)	5,006,300	59,875,346
MML Foreign Fund, Initial Class (a)	7,649,021	68,458,739
MML Fundamental Growth Fund, Class II (a)	6,141,052	76,824,558
MML Fundamental Value Fund, Class II (a)	7,271,763	107,258,503
MML Global Fund, Class I (a)	7,960,604	96,084,486
MML Income & Growth Fund, Initial Class (a)	6,902,279	82,206,139
MML International Equity Fund, Class II (a)	8,183,453	65,140,290
MML Large Cap Growth Fund, Initial Class (a)	6,062,311	68,625,361
MML Mid Cap Growth Fund, Initial Class (a)	5,127,364	80,653,432
MML Mid Cap Value Fund, Initial Class (a)	7,947,119	94,570,719
MML Small Cap Growth Equity Fund, Initial Class (a)	1,446,800	19,520,505
MML Small Company Value Fund, Class II (a)	2,589,126	42,021,514
MML Small/Mid Cap Value Fund, Initial Class (a)	1,919,586	22,939,052
MML Strategic Emerging Markets Fund, Class II (a)	4,868,152	41,087,204
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	361,306	26,068,203
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,463,798	47,031,838
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	18,166,167	181,480,009
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	16,859,099	34,898,336

		1,420,331,620

Fixed Income Funds — 39.7%
MML Dynamic Bond Fund, Class II (a)	20,062,185	204,032,425
MML High Yield Fund, Class II (a)	6,780,727	65,705,241
MML Inflation-Protected and Income Fund, Initial Class (a)	6,926,188	73,071,287
MML Managed Bond Fund, Initial Class (a)	27,940,183	355,646,930

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	7,171,717	$70,713,129
MML Total Return Bond Fund, Class II (a)	15,455,221	164,598,105

		933,767,117

TOTAL MUTUAL FUNDS (Cost $2,381,109,324)		2,354,098,737

TOTAL LONG-TERM INVESTMENTS (Cost $2,381,109,324)		2,354,098,737

TOTAL INVESTMENTS — 100.1% (Cost $2,381,109,324) (b)		2,354,098,737

Other Assets/(Liabilities) — (0.1)%		(1,638,230)

NET ASSETS — 100.0%		$2,352,460,507

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 74.8%
MML Blue Chip Growth Fund, Initial Class (a)	6,885,169	$102,382,462
MML Equity Income Fund, Initial Class (a)	5,383,840	64,606,081
MML Focused Equity Fund, Class II (a)	4,692,302	56,119,936
MML Foreign Fund, Initial Class (a)	6,435,939	57,601,651
MML Fundamental Growth Fund, Class II (a)	5,096,810	63,761,098
MML Fundamental Value Fund, Class II (a)	5,385,411	79,434,810
MML Global Fund, Class I (a)	7,333,371	88,513,789
MML Income & Growth Fund, Initial Class (a)	5,330,445	63,485,603
MML International Equity Fund, Class II (a)	6,882,437	54,784,202
MML Large Cap Growth Fund, Initial Class (a)	4,396,302	49,766,143
MML Mid Cap Growth Fund, Initial Class (a)	4,585,712	72,133,245
MML Mid Cap Value Fund, Initial Class (a)	6,595,701	78,488,837
MML Small Cap Growth Equity Fund, Initial Class (a)	1,213,636	16,374,617
MML Small Company Value Fund, Class II (a)	2,138,421	34,706,579
MML Small/Mid Cap Value Fund, Initial Class (a)	2,124,962	25,393,301
MML Strategic Emerging Markets Fund, Class II (a)	4,684,666	39,538,579
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	328,418	23,695,352
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,091,170	35,059,297
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	14,408,869	143,944,603
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	13,248,825	27,425,068

		1,177,215,253

Fixed Income Funds — 25.3%
MML Dynamic Bond Fund, Class II (a)	8,940,501	90,924,899
MML High Yield Fund, Class II (a)	1,740,210	16,862,633

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	6,043,142	$63,755,151
MML Managed Bond Fund, Initial Class (a)	9,377,852	119,369,453
MML Short-Duration Bond Fund, Class II (a)	3,668,305	36,169,487
MML Total Return Bond Fund, Class II (a)	6,693,326	71,283,925

		398,365,548

TOTAL MUTUAL FUNDS (Cost $1,548,998,039)		1,575,580,801

TOTAL LONG-TERM INVESTMENTS (Cost $1,548,998,039)		1,575,580,801

TOTAL INVESTMENTS — 100.1% (Cost $1,548,998,039) (b)		1,575,580,801

Other Assets/(Liabilities) — (0.1)%		(963,450)

NET ASSETS — 100.0%		$1,574,617,351

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.6%
MML Blue Chip Growth Fund, Initial Class (a)	577,973	$8,594,459
MML Equity Income Fund, Initial Class (a)	505,002	6,060,022
MML Focused Equity Fund, Class II (a)	455,524	5,448,062
MML Foreign Fund, Initial Class (a)	638,019	5,710,270
MML Fundamental Growth Fund, Class II (a)	485,083	6,068,394
MML Fundamental Value Fund, Class II (a)	605,722	8,934,400
MML Global Fund, Class I (a)	671,169	8,101,014
MML Income & Growth Fund, Initial Class (a)	494,782	5,892,854
MML International Equity Fund, Class II (a)	682,858	5,435,551
MML Large Cap Growth Fund, Initial Class (a)	337,333	3,818,610
MML Mid Cap Growth Fund, Initial Class (a)	459,474	7,227,532
MML Mid Cap Value Fund, Initial Class (a)	691,100	8,224,089
MML Small Cap Growth Equity Fund, Initial Class (a)	132,349	1,785,678
MML Small Company Value Fund, Class II (a)	220,985	3,586,579
MML Small/Mid Cap Value Fund, Initial Class (a)	217,244	2,596,067
MML Strategic Emerging Markets Fund, Class II (a)	509,934	4,303,841
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	34,781	2,509,443
Oppenheimer Global Fund/VA, Non-Service Shares (a)	100,763	3,237,525
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,171,773	11,706,009
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,227,767	2,541,478

		111,781,877

Fixed Income Funds — 10.5%
MML Dynamic Bond Fund, Class II (a)	239,645	2,437,187
MML Inflation-Protected and Income Fund, Initial Class (a)	314,093	3,313,685
MML Managed Bond Fund, Initial Class (a)	217,872	2,773,259

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	279,849	$2,759,310
MML Total Return Bond Fund, Class II (a)	165,652	1,764,199

		13,047,640

TOTAL MUTUAL FUNDS (Cost $129,648,025)		124,829,517

TOTAL LONG-TERM INVESTMENTS (Cost $129,648,025)		124,829,517

TOTAL INVESTMENTS — 100.1% (Cost $129,648,025) (b)		124,829,517

Other Assets/(Liabilities) — (0.1)%		(86,299)

NET ASSETS — 100.0%		$124,743,218

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MML American Funds Growth Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,026,940	$126,562,123

TOTAL MUTUAL FUNDS (Cost $130,388,328)		126,562,123

TOTAL LONG-TERM INVESTMENTS (Cost $130,388,328)		126,562,123

TOTAL INVESTMENTS — 100.1% (Cost $130,388,328) (a)		126,562,123

Other Assets/(Liabilities) — (0.1)%		(147,369)

NET ASSETS — 100.0%		$126,414,754

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML American Funds International Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds International Fund, Class 1	3,334,239	$54,248,075

TOTAL MUTUAL FUNDS (Cost $59,919,289)		54,248,075

TOTAL LONG-TERM INVESTMENTS (Cost $59,919,289)		54,248,075

TOTAL INVESTMENTS — 100.1% (Cost $59,919,289) (a)		54,248,075

Other Assets/(Liabilities) — (0.1)%		(73,074)

NET ASSETS — 100.0%		$54,175,001

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MML American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 63.9%
American Funds Blue Chip Income and Growth Fund, Class 1	17,127,417	$217,860,747
American Funds Growth-Income Fund, Class 1	6,084,407	252,867,948
American Funds International Fund, Class 1	4,623,918	75,231,139

		545,959,834

Fixed Income Funds — 36.2%
American Funds Bond Fund, Class 1	27,579,073	308,885,621

TOTAL MUTUAL FUNDS (Cost $829,865,640)		854,845,455

TOTAL LONG-TERM INVESTMENTS (Cost $829,865,640)		854,845,455

TOTAL INVESTMENTS — 100.1% (Cost $829,865,640) (a)		854,845,455

Other Assets/(Liabilities) — (0.1)%		(917,355)

NET ASSETS — 100.0%		$853,928,100

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$-	$-
Investments, at value — affiliated issuers (Note 2 & 7) (b)	481,710,426	568,319,541

Total investments	481,710,426	568,319,541

Receivables from:
Investments sold	45,390	463,722
Investment adviser (Note 3)	-	-
Fund shares sold	497,910	1,382

Total assets	482,253,726	568,784,645

Liabilities:
Payables for:
Investments purchased	42,880	-
Fund shares repurchased	498,243	462,498
Trustees’ fees and expenses (Note 3)	47,659	57,376
Affiliates (Note 3):
Investment advisory fees	38,850	46,551
Administration fees	-	-
Service fees	223,307	266,464
Accrued expense and other liabilities	27,866	29,758

Total liabilities	878,805	862,647

Net assets	$481,374,921	$567,921,998

Net assets consist of:
Paid-in capital	$453,584,260	$519,014,159
Undistributed (accumulated) net investment income (loss)	11,822,089	13,547,928
Accumulated net realized gain (loss) on investments and foreign currency transactions	25,057,739	42,390,622
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(9,089,167)	(7,030,711)

Net assets	$481,374,921	$567,921,998

(a) Cost of investments — unaffiliated issuers:	$-	$-
(b) Cost of investments — affiliated issuers:	$490,799,593	$575,350,252

The accompanying notes are an integral part of the financial statements.

16

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$126,562,123	$54,248,075	$854,845,455
2,354,098,737	1,575,580,801	124,829,517	-	-	-

2,354,098,737	1,575,580,801	124,829,517	126,562,123	54,248,075	854,845,455

502,524	176,055	47,953	179,552	-	343,955
-	-	-	-	1,078	-
258,858	134,303	24,735	50,788	453,256	3,992

2,354,860,119	1,575,891,159	124,902,205	126,792,463	54,702,409	855,193,402

-	-	-	-	452,941	-
750,616	303,080	72,117	229,760	68	344,102
194,846	179,559	11,122	10,394	5,777	69,448

192,895	129,522	10,206	15,641	6,647	136,772
-	-	-	26,069	11,079	173,436
1,204,312	614,629	42,644	78,551	33,541	522,192
56,943	47,018	22,898	17,294	17,355	19,352

2,399,612	1,273,808	158,987	377,709	527,408	1,265,302

$2,352,460,507	$1,574,617,351	$124,743,218	$126,414,754	$54,175,001	$853,928,100

$2,153,651,503	$1,337,803,709	$114,069,664	$87,885,254	$50,256,198	$685,173,527
48,464,692	28,516,304	1,737,815	124,521	539,378	16,618,047
177,354,899	181,714,576	13,754,247	42,231,184	9,050,639	127,156,711
(27,010,587)	26,582,762	(4,818,508)	(3,826,205)	(5,671,214)	24,979,815

$2,352,460,507	$1,574,617,351	$124,743,218	$126,414,754	$54,175,001	$853,928,100

$-	$-	$-	$130,388,328	$59,919,289	$829,865,640
$2,381,109,324	$1,548,998,039	$129,648,025	$-	$-	$-

17

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$115,620,135	$138,710,981

Shares outstanding (a)	11,401,595	13,440,327

Net asset value, offering price and redemption price per share	$10.14	$10.32

Service Class shares:
Net assets	$365,754,786	$429,211,017

Shares outstanding (a)	36,433,456	41,951,112

Net asset value, offering price and redemption price per share	$10.04	$10.23

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

18

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$410,769,432	$595,008,760	$55,969,338	$-	$-	$-

37,628,781	60,331,122	5,471,074	-	-	-

$10.92	$9.86	$10.23	$-	$-	$-

$1,941,691,075	$979,608,591	$68,773,880	$-	$-	$-

179,713,082	100,107,195	6,802,900	-	-	-

$10.80	$9.79	$10.11	$-	$-	$-

$-	$-	$-	$126,414,754	$54,175,001	$853,928,100

-	-	-	8,637,069	5,708,766	67,326,588

$-	$-	$-	$14.64	$9.49	$12.68

19

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$-	$-
Dividends — affiliated issuers (Note 7)	2,095,831	2,234,860

Total investment income	2,095,831	2,234,860

Expenses (Note 3):
Investment advisory fees	230,775	279,240
Custody fees	11,042	10,908
Audit fees	15,026	15,068
Legal fees	2,043	2,560
Proxy fees	499	499
Shareholder reporting fees	6,045	7,090
Trustees’ fees	13,586	16,923

	279,016	332,288
Administration fees:
Service Class I	-	-
Service fees:
Service Class	433,694	524,699
Service Class I	-	-

Total expenses	712,710	856,987
Expenses waived (Note 3):
Service Class I fees reimbursed by adviser	-	-

Net expenses	712,710	856,987

Net investment income (loss)	1,383,121	1,377,873

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	-	-
Investment transactions — affiliated issuers (Note 7)	(67,123)	1,569,757
Realized gain distributions — unaffiliated issuers	-	-
Realized gain distributions — affiliated issuers (Note 7)	1,436,609	1,990,135

Net realized gain (loss)	1,369,486	3,559,892

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	-	-
Investment transactions — affiliated issuers	12,021,329	9,398,123

Net change in unrealized appreciation (depreciation)	12,021,329	9,398,123

Net realized gain (loss) and change in unrealized appreciation (depreciation)	13,390,815	12,958,015

Net increase (decrease) in net assets resulting from operations	$14,773,936	$14,335,888

The accompanying notes are an integral part of the financial statements.

20

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$287,703	$97,031	$3,505,110
7,366,792	3,141,411	134,608	-	-	-

7,366,792	3,141,411	134,608	287,703	97,031	3,505,110

1,146,547	775,390	60,298	91,236	39,354	805,840
10,860	10,866	11,957	1,036	1,087	3,026
15,752	15,470	14,890	14,891	14,864	15,157
9,919	7,314	531	510	235	3,162
498	499	499	499	499	499
24,097	16,956	2,685	2,747	1,995	9,140
67,757	47,479	3,565	3,544	1,585	22,964

1,275,430	873,974	94,425	114,463	59,619	859,788

-	-	-	152,060	65,590	1,018,004

2,361,700	1,208,443	83,112	-	-	-
-	-	-	152,060	65,590	1,018,004

3,637,130	2,082,417	177,537	418,583	190,799	2,895,796

-	-	-	-	(7,148)	-

3,637,130	2,082,417	177,537	418,583	183,651	2,895,796

3,729,662	1,058,994	(42,929)	(130,880)	(86,620)	609,314

-	-	-	1,787,190	419,916	8,878,932
5,254,871	11,443,783	170,344	-	-	-
-	-	-	11,381,877	4,684,773	52,140,166
7,640,402	5,439,783	488,088	-	-	-

12,895,273	16,883,566	658,432	13,169,067	5,104,689	61,019,098

-	-	-	(12,175,317)	(5,897,164)	(21,137,825)
36,070,939	7,597,904	942,575	-	-	-

36,070,939	7,597,904	942,575	(12,175,317)	(5,897,164)	(21,137,825)

48,966,212	24,481,470	1,601,007	993,750	(792,475)	39,881,273

$52,695,874	$25,540,464	$1,558,078	$862,870	$(879,095)	$40,490,587

21

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,383,121	$8,532,224
Net realized gain (loss) on investment transactions	1,369,486	26,244,713
Net change in unrealized appreciation (depreciation) on investments	12,021,329	(37,319,169)

Net increase (decrease) in net assets resulting from operations	14,773,936	(2,542,232)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(3,548,310)
Service Class	-	(9,257,469)

Total distributions from net investment income	-	(12,805,779)

From net realized gains:
Initial Class	-	(8,482,637)
Service Class	-	(24,137,599)

Total distributions from net realized gains	-	(32,620,236)

Net fund share transactions (Note 5):
Initial Class	(5,632,157)	(1,290,436)
Service Class	15,919,770	32,124,904

Increase (decrease) in net assets from fund share transactions	10,287,613	30,834,468

Total increase (decrease) in net assets	25,061,549	(17,133,779)
Net assets
Beginning of period	456,313,372	473,447,151

End of period	$481,374,921	$456,313,372

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$11,822,089	$10,438,968

The accompanying notes are an integral part of the financial statements.

22

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

$1,377,873	$9,565,349	$3,729,662	$33,254,400	$1,058,994	$18,089,594
3,559,892	41,697,369	12,895,273	176,835,004	16,883,566	175,302,009
9,398,123	(54,370,281)	36,070,939	(232,107,546)	7,597,904	(206,408,711)

14,335,888	(3,107,563)	52,695,874	(22,018,142)	25,540,464	(13,017,108)

-	(4,229,838)	-	(10,521,815)	-	(15,422,196)
-	(11,062,307)	-	(41,343,113)	-	(22,654,401)

-	(15,292,145)	-	(51,864,928)	-	(38,076,597)

-	(11,110,139)	-	(30,264,718)	-	(68,635,702)
-	(31,751,368)	-	(130,628,347)	-	(112,068,753)

-	(42,861,507)	-	(160,893,065)	-	(180,704,455)

(9,013,237)	(7,845,258)	(15,282,242)	(6,251,096)	(21,053,831)	32,647,952
(9,166,405)	42,469,680	(23,683,574)	322,910,814	(38,973,091)	112,688,243

(18,179,642)	34,624,422	(38,965,816)	316,659,718	(60,026,922)	145,336,195

(3,843,754)	(26,636,793)	13,730,058	81,883,583	(34,486,458)	(86,461,965)

571,765,752	598,402,545	2,338,730,449	2,256,846,866	1,609,103,809	1,695,565,774

$567,921,998	$571,765,752	$2,352,460,507	$2,338,730,449	$1,574,617,351	$1,609,103,809

$13,547,928	$12,170,055	$48,464,692	$44,735,030	$28,516,304	$27,457,310

23

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(42,929)	$983,998
Net realized gain (loss) on investment transactions	658,432	14,093,956
Net change in unrealized appreciation (depreciation) on investments	942,575	(16,481,035)

Net increase (decrease) in net assets resulting from operations	1,558,078	(1,403,081)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(1,172,374)
Service Class	-	(1,250,188)
Service Class I	-	-

Total distributions from net investment income	-	(2,422,562)

From net realized gains:
Initial Class	-	(6,716,268)
Service Class	-	(7,984,963)
Service Class I	-	-

Total distributions from net realized gains	-	(14,701,231)

Net fund share transactions (Note 5):
Initial Class	(196,070)	5,801,096
Service Class	(11,339)	15,411,238
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(207,409)	21,212,334

Total increase (decrease) in net assets	1,350,669	2,685,460
Net assets
Beginning of period	123,392,549	120,707,089

End of period	$124,743,218	$123,392,549

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,737,815	$1,780,744

The accompanying notes are an integral part of the financial statements.

24

MML American Funds Growth Fund		MML American Funds International Fund		MML American Funds Core Allocation Fund
Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

$(130,880)	$265,434	$(86,620)	$632,103	$609,314	$9,775,518
13,169,067	29,090,901	5,104,689	3,957,007	61,019,098	72,733,915
(12,175,317)	(21,936,851)	(5,897,164)	(7,549,023)	(21,137,825)	(92,597,078)

862,870	7,419,484	(879,095)	(2,959,913)	40,490,587	(10,087,645)

-	-	-	-	-	-
-	-	-	-	-	-
-	(845,292)	-	(507,014)	-	(10,454,332)

-	(845,292)	-	(507,014)	-	(10,454,332)

-	-	-	-	-	-
-	-	-	-	-	-
-	(7,362,462)	-	(1,269,671)	-	(19,404,002)

-	(7,362,462)	-	(1,269,671)	-	(19,404,002)

-	-	-	-	-	-
-	-	-	-	-	-
(2,114,679)	16,528,308	(534,575)	8,983,872	334,358	156,441,371

(2,114,679)	16,528,308	(534,575)	8,983,872	334,358	156,441,371

(1,251,809)	15,740,038	(1,413,670)	4,247,274	40,824,945	116,495,392

127,666,563	111,926,525	55,588,671	51,341,397	813,103,155	696,607,763

$126,414,754	$127,666,563	$54,175,001	$55,588,671	$853,928,100	$813,103,155

$124,521	$255,401	$539,378	$625,998	$16,618,047	$16,008,733

25

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$9.83	$0.04	$0.27	$0.31	$-	$-	$-	$10.14	3.15%	[b]	$115,620	0.12%	[a]	0.78%	[a]
12/31/15	10.94	0.21	(0.25)	(0.04)	(0.32)	(0.75)	(1.07)	9.83	(0.38%	)	117,636	0.12%		1.96%
12/31/14	11.40	0.25	0.33	0.58	(0.29)	(0.75)	(1.04)	10.94	5.13%		131,214	0.13%		2.22%
12/31/13	10.81	0.25	0.93	1.18	(0.26)	(0.33)	(0.59)	11.40	11.32%		141,078	0.13%		2.19%
12/31/12	10.24	0.25	0.90	1.15	(0.21)	(0.37)	(0.58)	10.81	11.40%		140,899	0.13%		2.29%
12/31/11	10.82	0.21	0.06	0.27	(0.31)	(0.54)	(0.85)	10.24	2.57%		113,666	0.13%		2.00%
Service Class
06/30/16[r]	$9.74	$0.03	$0.27	$0.30	$-	$-	$-	$10.04	3.08%	[b]	$365,755	0.37%	[a]	0.54%	[a]
12/31/15	10.85	0.19	(0.26)	(0.07)	(0.29)	(0.75)	(1.04)	9.74	(0.63%	)	338,677	0.37%		1.76%
12/31/14	11.32	0.23	0.31	0.54	(0.26)	(0.75)	(1.01)	10.85	4.83%		342,234	0.38%		2.01%
12/31/13	10.74	0.22	0.93	1.15	(0.24)	(0.33)	(0.57)	11.32	11.07%		326,916	0.38%		1.96%
12/31/12	10.18	0.22	0.90	1.12	(0.19)	(0.37)	(0.56)	10.74	11.15%		295,560	0.38%		2.05%
12/31/11	10.77	0.19	0.04	0.23	(0.28)	(0.54)	(0.82)	10.18	2.28%		231,334	0.38%		1.75%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate[x]	6%	29%	33%	33%	18%	20%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Balanced Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$10.05	$0.03	$0.24	$0.27	$-	$-	$-	$10.32	2.69%	[b]	$138,711	0.12%	[a]	0.68%	[a]
12/31/15	11.23	0.19	(0.23)	(0.04)	(0.31)	(0.83)	(1.14)	10.05	(0.36%	)	144,084	0.12%		1.77%
12/31/14	11.58	0.24	0.38	0.62	(0.25)	(0.72)	(0.97)	11.23	5.35%		167,530	0.12%		2.05%
12/31/13	10.85	0.23	1.29	1.52	(0.28)	(0.51)	(0.79)	11.58	14.49%		164,583	0.13%		1.99%
12/31/12	10.06	0.22	1.01	1.23	(0.19)	(0.25)	(0.44)	10.85	12.40%		148,872	0.13%		2.08%
12/31/11	10.34	0.18	(0.00)[d]	0.18	(0.27)	(0.19)	(0.46)	10.06	1.73%		126,438	0.13%		1.76%
Service Class
06/30/16[r]	$9.98	$0.02	$0.23	$0.25	$-	$-	$-	$10.23	2.51%	[b]	$429,211	0.37%	[a]	0.43%	[a]
12/31/15	11.16	0.17	(0.23)	(0.06)	(0.29)	(0.83)	(1.12)	9.98	(0.61%	)	427,682	0.37%		1.56%
12/31/14	11.52	0.21	0.37	0.58	(0.22)	(0.72)	(0.94)	11.16	5.07%		430,872	0.37%		1.81%
12/31/13	10.80	0.20	1.28	1.48	(0.25)	(0.51)	(0.76)	11.52	14.23%		393,650	0.38%		1.75%
12/31/12	10.02	0.19	1.01	1.20	(0.17)	(0.25)	(0.42)	10.80	12.12%		312,268	0.38%		1.83%
12/31/11	10.30	0.16	0.00 [d]	0.16	(0.25)	(0.19)	(0.44)	10.02	1.54%		249,453	0.38%		1.51%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate[x]	2%	26%	23%	22%	21%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

27

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$10.66	$0.03	$0.23	$0.26	$-	$-	$-	$10.92	2.44%	[b]	$410,769	0.11%	[a]	0.53%	[a]
12/31/15	11.83	0.18	(0.26)	(0.08)	(0.28)	(0.81)	(1.09)	10.66	(0.64%	)	416,556	0.11%		1.59%
12/31/14	12.10	0.21	0.47	0.68	(0.21)	(0.74)	(0.95)	11.83	5.61%		465,943	0.11%		1.76%
12/31/13	10.96	0.20	1.66	1.86	(0.21)	(0.51)	(0.72)	12.10	17.57%		465,692	0.12%		1.74%
12/31/12	10.04	0.20	1.11	1.31	(0.16)	(0.23)	(0.39)	10.96	13.17%		410,035	0.12%		1.82%
12/31/11	10.16	0.16	(0.06)	0.10	(0.21)	(0.01)	(0.22)	10.04	1.00%		365,793	0.12%		1.55%
Service Class
06/30/16[r]	$10.57	$0.01	$0.22	$0.23	$-	$-	$-	$10.80	2.18%	[b]	$1,941,691	0.36%	[a]	0.28%	[a]
12/31/15	11.74	0.16	(0.26)	(0.10)	(0.26)	(0.81)	(1.07)	10.57	(0.86%	)	1,922,174	0.36%		1.38%
12/31/14	12.02	0.19	0.46	0.65	(0.19)	(0.74)	(0.93)	11.74	5.37%		1,790,903	0.36%		1.55%
12/31/13	10.89	0.18	1.65	1.83	(0.19)	(0.51)	(0.70)	12.02	17.37%		1,480,843	0.37%		1.51%
12/31/12	9.99	0.17	1.10	1.27	(0.14)	(0.23)	(0.37)	10.89	12.82%		1,060,743	0.37%		1.60%
12/31/11	10.12	0.13	(0.06)	0.07	(0.19)	(0.01)	(0.20)	9.99	0.73%		780,302	0.37%		1.31%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate[x]	2%	19%	19%	19%	18%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

28

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth Allocation Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$9.69	$0.01		$0.16	$0.17	$-	$-	$-	$9.86	1.75%	[b]	$595,009	0.11%	[a]	0.29%	[a]
12/31/15	11.28	0.13		(0.21)	(0.08)	(0.28)	(1.23)	(1.51)	9.69	(0.71%	)	605,993	0.11%		1.22%
12/31/14	11.80	0.16		0.52	0.68	(0.19)	(1.01)	(1.20)	11.28	5.77%		660,986	0.11%		1.39%
12/31/13	10.66	0.16		2.13	2.29	(0.21)	(0.94)	(1.15)	11.80	22.64%		659,823	0.12%		1.36%
12/31/12	9.53	0.15		1.22	1.37	(0.14)	(0.10)	(0.24)	10.66	14.49%		559,044	0.12%		1.43%
12/31/11	9.75	0.12		(0.16)	(0.04)	(0.18)	-	(0.18)	9.53	(0.41%	)	518,216	0.12%		1.23%
Service Class
06/30/16[r]	$9.63	$0.00	[d]	$0.16	$0.16	$-	$-	$-	$9.79	1.66%	[b]	$979,609	0.36%	[a]	0.04%	[a]
12/31/15	11.22	0.11		(0.22)	(0.11)	(0.25)	(1.23)	(1.48)	9.63	(0.97%	)	1,003,111	0.36%		0.98%
12/31/14	11.74	0.13		0.52	0.65	(0.16)	(1.01)	(1.17)	11.22	5.56%		1,034,580	0.36%		1.14%
12/31/13	10.62	0.13		2.11	2.24	(0.18)	(0.94)	(1.12)	11.74	22.25%		995,436	0.37%		1.11%
12/31/12	9.49	0.12		1.23	1.35	(0.12)	(0.10)	(0.22)	10.62	14.28%		826,960	0.37%		1.18%
12/31/11	9.71	0.10		(0.16)	(0.06)	(0.16)	-	(0.16)	9.49	(0.63%	)	745,526	0.37%		0.98%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate[x]	2%	22%	25%	22%	27%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

29

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Aggressive Allocation Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[w,j]		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$10.10	$0.00	[d]	$0.13	$0.13	$-	$-	$-	$10.23	1.29%	[b]	$55,969	0.16%	[a]	N/A		0.07%	[a]
12/31/15	11.86	0.10		(0.20)	(0.10)	(0.25)	(1.41)	(1.66)	10.10	(0.84%	)	55,420	0.16%		N/A		0.92%
12/31/14	12.38	0.12		0.60	0.72	(0.14)	(1.10)	(1.24)	11.86	5.85%		57,996	0.17%		N/A		0.98%
12/31/13	10.47	0.11		2.65	2.76	(0.14)	(0.71)	(0.85)	12.38	27.39%		56,721	0.19%		0.19%	[l]	0.94%
12/31/12	9.12	0.10		1.33	1.43	(0.08)	-	(0.08)	10.47	15.73%		45,399	0.20%		0.20%	[k]	0.98%
12/31/11	9.40	0.08		(0.26)	(0.18)	(0.10)	-	(0.10)	9.12	(1.86%	)	40,085	0.19%		N/A		0.81%
Service Class
06/30/16[r]	$10.00	$(0.01)		$0.12	$0.11	$-	$-	$-	$10.11	1.10%	[b]	$68,774	0.41%	[a]	N/A		(0.18%	)[a]
12/31/15	11.76	0.08		(0.21)	(0.13)	(0.22)	(1.41)	(1.63)	10.00	(1.07%	)	67,973	0.41%		N/A		0.69%
12/31/14	12.29	0.09		0.59	0.68	(0.11)	(1.10)	(1.21)	11.76	5.61%		62,711	0.42%		N/A		0.77%
12/31/13	10.40	0.08		2.64	2.72	(0.12)	(0.71)	(0.83)	12.29	27.15%		51,320	0.44%		0.44%	[l]	0.74%
12/31/12	9.07	0.07		1.32	1.39	(0.06)	-	(0.06)	10.40	15.35%		34,472	0.45%		0.45%	[k]	0.72%
12/31/11	9.35	0.05		(0.24)	(0.19)	(0.09)	-	(0.09)	9.07	(2.03%	)	28,803	0.44%		N/A		0.59%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate[x]	7%	22%	31%	27%	35%	20%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]		Net investment income (loss) to average daily net assets
Service Class I
06/30/16[r]	$14.53	$(0.01)	$0.12	$0.11	$-	$-	$-	$14.64	0.76%	[b]	$126,415	0.69%	[a]	0.69%	[a,l]	(0.22%	)[a]
12/31/15	14.67	0.03	0.84	0.87	(0.10)	(0.91)	(1.01)	14.53	6.41%		127,667	0.69%		0.69%[l]		0.22%
12/31/14	14.14	0.12	1.00	1.12	(0.06)	(0.53)	(0.59)	14.67	7.99%		111,927	0.70%		0.70%[l]		0.83%
12/31/13	11.16	0.07	3.19	3.26	(0.04)	(0.24)	(0.28)	14.14	29.56%		94,167	0.70%		0.70%[k]		0.55%
12/31/12	9.61	0.05	1.62	1.67	(0.02)	(0.10)	(0.12)	11.16	17.41%		66,069	0.74%		0.70%		0.44%
12/31/11	10.32	0.03	(0.51)	(0.48)	(0.03)	(0.20)	(0.23)	9.61	(4.74%	)	49,279	0.77%		0.70%		0.26%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate[x]	5%	7%	4%	8%	6%	3%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

31

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds International Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]		Net investment income (loss) to average daily net assets
Service Class I
06/30/16[r]	$9.63	$(0.02)	$(0.12)	$(0.14)	$-	$-	$-	$9.49	(1.45%	)[b]	$54,175	0.73%	[a]	0.70%	[a]	(0.33%	)[a]
12/31/15	10.48	0.12	(0.63)	(0.51)	(0.10)	(0.24)	(0.34)	9.63	(4.93%	)	55,589	0.72%		0.70%		1.14%
12/31/14	11.27	0.11	(0.43)	(0.32)	(0.10)	(0.37)	(0.47)	10.48	(3.09%	)	51,341	0.73%		0.70%		1.02%
12/31/13	9.62	0.10	1.88	1.98	(0.10)	(0.23)	(0.33)	11.27	21.09%		48,455	0.74%		0.70%		0.98%
12/31/12	8.44	0.10	1.34	1.44	(0.12)	(0.14)	(0.26)	9.62	17.38%		38,624	0.79%		0.70%		1.11%
12/31/11	10.22	0.14	(1.60)	(1.46)	(0.13)	(0.19)	(0.32)	8.44	(14.36%	)	31,801	0.81%		0.70%		1.49%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate[x]	5%	4%	6%	8%	10%	6%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

32

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Core Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[w,j]	Net investment income (loss) to average daily net assets
Service Class I
06/30/16[r]	$12.08	$0.01	$0.59	$0.60	$-	$-	$-	$12.68	4.97%	[b]	$853,928	0.71%	[a]	N/A	0.15%	[a]
12/31/15	12.72	0.16	(0.31)	(0.15)	(0.17)	(0.32)	(0.49)	12.08	(1.12%	)	813,103	0.71%		N/A	1.28%
12/31/14	12.28	0.21	0.78	0.99	(0.13)	(0.42)	(0.55)	12.72	8.05%		696,608	0.72%		N/A	1.71%
12/31/13	10.72	0.19	1.73	1.92	(0.15)	(0.21)	(0.36)	12.28	18.30%		550,517	0.72%		0.72%[l]	1.68%
12/31/12	10.00	0.17	0.99	1.16	(0.16)	(0.28)	(0.44)	10.72	11.70%		422,997	0.73%		0.73%[l]	1.63%
12/31/11	10.21	0.18	(0.20)	(0.02)	(0.15)	(0.04)	(0.19)	10.00	(0.16%	)	356,240	0.75%		N/A	1.77%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate[x]	3%	3%	3%	8%	8%	13%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

33

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML American Funds Core Allocation Fund (“American Funds Core Allocation Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets primarily in shares of various funds advised by MML Investment Advisers, LLC (“MML Advisers”) or its affiliate. The Allocation Funds may also invest in non-affiliated funds. The financial statements of other series of the Trust and the applicable series of the MML Series Investment Fund II (which are advised by MML Advisers), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each of the five Allocation Funds listed above are diversified and a shareholder’s interest is limited to the series of the Trust, MML Series Investment Fund II, Oppenheimer Funds, or any non-affiliated funds in which the shares are invested.

American Funds Growth Fund and American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Summary Investment Portfolios, are provided separately and should be read in conjunction with the Feeder Funds’ financial statements. As of June 30, 2016, the American Funds Growth Fund and American Funds International Fund owned 0.60% and 0.74% of the Growth and International Master Funds, respectively. The American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company.

The SEC file number for the American Funds Insurance Series is 811-03857. Additional information related to the Master Funds’ financial reports can be located on the SEC’s EDGAR database on its website at http://www.sec.gov.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

34

Notes to Financial Statements (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Master Fund or underlying funds. Shares of the Master Fund and underlying funds are valued at their closing net asset values as reported on each business day.

Certain underlying funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the underlying funds or Master Funds, as applicable, explain the valuation methods for the underlying funds or Master Funds including the circumstances under which the underlying funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of June 30, 2016. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period ended June 30, 2016. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital

35

Notes to Financial Statements (Unaudited) (Continued)

or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds or Master Funds. Because the underlying funds have varied expense and fee levels and the Allocation Funds, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each of the Allocation Funds will vary.

Foreign Securities

Certain underlying funds or Master Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

36

Notes to Financial Statements (Unaudited) (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Fund	Investment Advisory Fee
Conservative Allocation Fund	0.10%
Balanced Allocation Fund	0.10%
Moderate Allocation Fund	0.10%
Growth Allocation Fund	0.10%
Aggressive Allocation Fund	0.10%
American Funds Growth Fund*	0.15% first $500 million; and
0.125% on any excess over $500 million
American Funds International Fund*	0.15% first $500 million; and
0.125% on any excess over $500 million
American Funds Core Allocation Fund*	0.20% first $750 million; and
0.175% on any excess over $750 million

*	Prior to January 1, 2016, the investment advisory fees were as follows:

Fund	Investment Advisory Fee
American Funds Growth Fund	0.15%
American Funds International Fund	0.15%
American Funds Core Allocation Fund	0.20%

Administration Fees

For the American Funds Growth Fund, American Funds International Fund, and American Funds Core Allocation Fund, under a separate Administrative and Shareholder Services Agreement between the Funds and MML Advisers, MML Advisers is obligated to provide all necessary administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

Service Class I
American Funds Growth Fund	0.25%
American Funds International Fund	0.25%
American Funds Core Allocation Fund	0.25%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and

37

Notes to Financial Statements (Unaudited) (Continued)

expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Master Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

Service Class I
American Funds Growth Fund*	0.70%
American Funds International Fund*	0.70%

#	Master Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2017.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in underlying funds or Master Funds (excluding short-term investments) for the period ended June 30, 2016, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$-	$42,457,905	$-	$29,365,122
Balanced Allocation Fund	-	13,766,761	-	28,608,157
Moderate Allocation Fund	-	43,150,851	-	70,820,177
Growth Allocation Fund	-	34,737,738	-	88,366,370
Aggressive Allocation Fund	-	8,910,743	-	8,680,870
American Funds Growth Fund	-	14,963,833	-	5,838,225
American Funds International Fund	-	6,870,230	-	2,812,873
American Funds Core Allocation Fund	-	79,259,220	-	26,183,965

38

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount

Conservative Allocation Fund Initial Class
Sold	654,225	$6,386,236	1,756,649	$18,905,121
Issued as reinvestment of dividends	-	-	1,221,416	12,030,947
Redeemed	(1,223,294)	(12,018,393)	(3,000,297)	(32,226,504)

Net increase (decrease)	(569,069)	$(5,632,157)	(22,232)	$(1,290,436)

Conservative Allocation Fund Service Class
Sold	4,538,122	$44,078,390	4,182,198	$44,590,385
Issued as reinvestment of dividends	-	-	3,418,124	33,395,068
Redeemed	(2,874,763)	(28,158,620)	(4,360,810)	(45,860,549)

Net increase (decrease)	1,663,359	$15,919,770	3,239,512	$32,124,904

Balanced Allocation Fund Initial Class
Sold	357,771	$3,567,168	670,590	$7,374,874
Issued as reinvestment of dividends	-	-	1,524,849	15,339,977
Redeemed	(1,253,762)	(12,580,405)	(2,773,827)	(30,560,109)

Net increase (decrease)	(895,991)	$(9,013,237)	(578,388)	$(7,845,258)

Balanced Allocation Fund Service Class
Sold	1,332,080	$13,253,084	3,556,395	$38,690,272
Issued as reinvestment of dividends	-	-	4,281,368	42,813,675
Redeemed	(2,253,068)	(22,419,489)	(3,583,988)	(39,034,267)

Net increase (decrease)	(920,988)	$(9,166,405)	4,253,775	$42,469,680

Moderate Allocation Fund Initial Class
Sold	933,179	$9,908,363	1,881,741	$21,996,513
Issued as reinvestment of dividends	-	-	3,826,129	40,786,533
Redeemed	(2,375,288)	(25,190,605)	(6,009,084)	(69,034,142)

Net increase (decrease)	(1,442,109)	$(15,282,242)	(301,214)	$(6,251,096)

Moderate Allocation Fund Service Class
Sold	4,535,978	$47,326,274	17,299,728	$198,445,800
Issued as reinvestment of dividends	-	-	16,269,769	171,971,460
Redeemed	(6,755,560)	(71,009,848)	(4,174,971)	(47,506,446)

Net increase (decrease)	(2,219,582)	$(23,683,574)	29,394,526	$322,910,814

Growth Allocation Fund Initial Class
Sold	635,184	$6,097,384	1,743,894	$19,150,556
Issued as reinvestment of dividends	-	-	8,692,647	84,057,898
Redeemed	(2,836,134)	(27,151,215)	(6,497,306)	(70,560,502)

Net increase (decrease)	(2,200,950)	$(21,053,831)	3,939,235	$32,647,952

Growth Allocation Fund Service Class
Sold	1,028,008	$9,819,063	3,281,727	$34,772,801
Issued as reinvestment of dividends	-	-	14,019,059	134,723,154
Redeemed	(5,113,881)	(48,792,154)	(5,344,473)	(56,807,712)

Net increase (decrease)	(4,085,873)	$(38,973,091)	11,956,313	$112,688,243

39

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount

Aggressive Allocation Fund Initial Class
Sold	268,484	$2,636,673	515,681	$5,777,095
Issued as reinvestment of dividends	-	-	784,159	7,888,642
Redeemed	(283,232)	(2,832,743)	(702,596)	(7,864,641)

Net increase (decrease)	(14,748)	$(196,070)	597,244	$5,801,096

Aggressive Allocation Fund Service Class
Sold	441,754	$4,316,548	984,077	$11,205,683
Issued as reinvestment of dividends	-	-	927,224	9,235,151
Redeemed	(439,072)	(4,327,887)	(444,298)	(5,029,596)

Net increase (decrease)	2,682	$(11,339)	1,467,003	$15,411,238

American Funds Growth Fund Service Class I
Sold	374,400	$5,250,943	1,352,994	$20,149,461
Issued as reinvestment of dividends	-	-	599,106	8,207,754
Redeemed	(523,654)	(7,365,622)	(793,612)	(11,828,907)

Net increase (decrease)	(149,254)	$(2,114,679)	1,158,488	$16,528,308

American Funds International Fund Service Class I
Sold	283,097	$2,648,440	1,042,589	$10,938,123
Issued as reinvestment of dividends	-	-	182,224	1,776,685
Redeemed	(348,861)	(3,183,015)	(351,204)	(3,730,936)

Net increase (decrease)	(65,764)	$(534,575)	873,609	$8,983,872

American Funds Core Allocation Fund Service Class I
Sold	2,850,477	$34,755,785	12,267,580	$154,946,189
Issued as reinvestment of dividends	-	-	2,526,086	29,858,334
Redeemed	(2,823,457)	(34,421,427)	(2,241,931)	(28,363,152)

Net increase (decrease)	27,020	$334,358	12,551,735	$156,441,371

6.	Federal Income Tax Information

At June 30, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$490,799,593	$4,922,587	$(14,011,754)	$(9,089,167)
Balanced Allocation Fund	575,350,252	11,918,369	(18,949,080)	(7,030,711)
Moderate Allocation Fund	2,381,109,324	56,879,403	(83,889,990)	(27,010,587)
Growth Allocation Fund	1,548,998,039	82,278,360	(55,695,598)	26,582,762
Aggressive Allocation Fund	129,648,025	2,120,436	(6,938,944)	(4,818,508)
American Funds Growth Fund	130,388,328	-	(3,826,205)	(3,826,205)
American Funds International Fund	59,919,289	-	(5,671,214)	(5,671,214)
American Funds Core Allocation Fund	829,865,640	33,401,843	(8,422,028)	24,979,815

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules

40

Notes to Financial Statements (Unaudited) (Continued)

as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2015, for federal income tax purposes, there were no unused capital losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2015, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Conservative Allocation Fund	$13,013,682	$32,412,333	$-
Balanced Allocation Fund	15,528,133	42,625,519	-
Moderate Allocation Fund	52,556,082	160,201,911	-
Growth Allocation Fund	38,564,652	180,216,400	-
Aggressive Allocation Fund	2,510,513	14,613,280	-
American Funds Growth Fund	845,292	7,362,462	-
American Funds International Fund	507,014	1,269,671	-
American Funds Core Allocation Fund	10,454,332	19,404,002	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2015:

Amount
Conservative Allocation Fund	$23,822
Balanced Allocation Fund	39,619
Moderate Allocation Fund	680,362
Growth Allocation Fund	670,546
Aggressive Allocation Fund	65,711
American Funds International Fund	91,329
American Funds Core Allocation Fund	193,462

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2015, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$10,503,230	$25,177,282	$(64,262)	$(22,599,526)
Balanced Allocation Fund	12,246,976	39,390,540	(76,920)	(16,988,645)
Moderate Allocation Fund	44,987,385	166,119,757	(252,356)	(64,741,656)
Growth Allocation Fund	27,702,878	166,620,253	(245,569)	17,195,616

41

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$1,795,427	$13,412,663	$(14,684)	$(6,077,930)
American Funds Growth Fund	267,316	29,068,970	(11,914)	8,342,258
American Funds International Fund	632,919	3,955,085	(6,922)	216,816
American Funds Core Allocation Fund	16,088,754	66,430,441	(80,020)	45,824,811

The Funds did not have any unrecognized tax benefits at June 30, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2016, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2016, was as follows:

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 6/30/16	Value as of 6/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,167,140	123,604	106,260	1,184,484	$17,613,276	$-	$-	$167,536
MML Dynamic Bond Fund, Class II	5,963,265	51,227	-	6,014,492	61,167,384	507,151	-	-
MML Equity Income Fund, Initial Class	1,311,877	158,811	262,439	1,208,249	14,498,990	-	-	218,760
MML Focused Equity Fund, Class II	494,591	83,532	30,703	547,420	6,547,138	-	-	35,363
MML Foreign Fund, Initial Class	940,166	65,941	39,817	966,290	8,648,295	-	-	(22,094)
MML Fundamental Growth Fund, Class II	940,992	111,527	84,193	968,326	12,113,761	-	-	99,960
MML Fundamental Value Fund, Class II	1,124,438	117,279	110,534	1,131,183	16,684,956	-	-	265,898
MML Global Fund, Class I	918,807	68,995	45,910	941,892	11,368,638	-	-	145,450
MML High Yield Fund, Class II	1,936,560	34,943	-	1,971,503	19,103,861	320,427	-	-
MML Income & Growth Fund, Initial Class	961,082	258,777	50,777	1,169,082	13,923,765	-	-	100,125
MML Inflation-Protected and Income Fund, Initial Class	1,831,486	144,354	105,021	1,870,819	19,737,136	17,276	-	(150,484)
MML International Equity Fund, Class II	1,005,672	71,912	43,360	1,034,224	8,232,427	-	-	(72,113)
MML Large Cap Growth Fund, Initial Class	987,465	123,610	123,148	987,927	11,183,336	-	-	(57,444)
MML Managed Bond Fund, Initial Class	8,526,226	1,353,085	696,065	9,183,246	116,892,337	970,990	493,049	(529,542)
MML Mid Cap Growth Fund, Initial Class	565,678	43,105	31,045	577,738	9,087,812	-	-	72,778
MML Mid Cap Value Fund, Initial Class	1,012,760	75,645	54,343	1,034,062	12,305,332	-	-	28,071
MML Short-Duration Bond Fund, Class II	1,705,983	10,801	292,812	1,423,972	14,040,359	105,416	-	(96,729)
MML Small Cap Growth Equity Fund, Initial Class	161,880	26,138	18,732	169,286	2,284,039	-	-	(168,620)
MML Small Company Value Fund, Class II	340,419	29,590	21,250	348,759	5,660,357	-	-	(46,777)
MML Small/Mid Cap Value Fund, Initial Class	195,748	22,963	16,441	202,270	2,417,131	-	-	(26,421)
MML Total Return Bond Fund, Class II	4,513,410	437,568	322,636	4,628,342	49,291,846	-	-	(90,942)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	40,579	6,445	2,187	44,837	3,234,970	-	241,977	5,447
Oppenheimer Global Fund/VA, Non-Service Shares*	217,899	37,613	12,122	243,390	7,820,106	84,845	537,798	57,674
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	3,090,684	1,286	-	3,091,970	30,888,778	12,734	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	3,148,664	388,770	172,992	3,364,442	6,964,396	76,992	163,785	(3,019)

					$481,710,426	$2,095,831	$1,436,609	$(67,123)

42

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 6/30/16	Value as of 6/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,712,363	27,476	101,476	1,638,363	$24,362,455	$-	$-	$515,810
MML Dynamic Bond Fund, Class II	6,262,802	53,801	-	6,316,603	64,239,852	532,625	-	-
MML Equity Income Fund, Initial Class	1,744,461	30,847	259,596	1,515,712	18,188,546	-	-	530,439
MML Focused Equity Fund, Class II	863,712	17,177	63,493	817,396	9,776,053	-	-	33,276
MML Foreign Fund, Initial Class	1,578,092	34,777	68,077	1,544,792	13,825,890	-	-	25,064
MML Fundamental Growth Fund, Class II	1,356,886	23,281	85,957	1,294,210	16,190,569	-	-	58,752
MML Fundamental Value Fund, Class II	1,548,381	23,983	88,502	1,483,862	21,886,963	-	-	235,472
MML Global Fund, Class I	1,357,142	23,843	63,486	1,317,499	15,902,212	-	-	238,268
MML High Yield Fund, Class II	2,113,483	38,135	-	2,151,618	20,849,178	349,701	-	-
MML Income & Growth Fund, Initial Class	1,581,322	165,533	87,211	1,659,644	19,766,361	-	-	198,435
MML Inflation-Protected and Income Fund, Initial Class	2,006,442	26,037	89,231	1,943,248	20,501,264	18,322	-	(77,657)
MML International Equity Fund, Class II	1,688,153	37,865	74,228	1,651,790	13,148,250	-	-	(141,386)
MML Large Cap Growth Fund, Initial Class	1,417,002	24,013	144,498	1,296,517	14,676,569	-	-	101,444
MML Managed Bond Fund, Initial Class	8,462,758	322,676	526,795	8,258,639	105,123,130	908,913	461,527	(300,460)
MML Mid Cap Growth Fund, Initial Class	1,018,445	11,403	48,943	980,905	15,429,632	-	-	167,946
MML Mid Cap Value Fund, Initial Class	1,589,173	24,755	67,587	1,546,341	18,401,461	-	-	67,204
MML Short-Duration Bond Fund, Class II	2,144,780	13,903	256,836	1,901,847	18,752,213	135,691	-	(78,619)
MML Small Cap Growth Equity Fund, Initial Class	295,911	6,630	24,516	278,025	3,751,166	-	-	(143,514)
MML Small Company Value Fund, Class II	486,852	6,350	23,492	469,710	7,623,397	-	-	(6,302)
MML Small/Mid Cap Value Fund, Initial Class	385,482	20,644	23,100	383,026	4,577,165	-	-	(46,306)
MML Total Return Bond Fund, Class II	4,817,762	69,754	256,800	4,630,716	49,317,130	-	-	94,968
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	73,033	6,489	5,281	74,241	5,356,492	-	407,069	(5,021)
Oppenheimer Global Fund/VA, Non-Service Shares*	346,047	36,208	19,515	362,740	11,654,821	128,829	816,594	114,006
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	4,230,578	1,761	-	4,232,339	42,281,063	17,430	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	6,092,835	346,638	285,990	6,153,483	12,737,709	143,349	304,945	(12,062)

					$568,319,541	$2,234,860	$1,990,135	$1,569,757

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	8,184,941	63,812	253,102	7,995,651	$118,895,337	$-	$-	$1,347,172
MML Dynamic Bond Fund, Class II	19,891,309	170,876	-	20,062,185	204,032,425	1,691,676	-	-
MML Equity Income Fund, Initial Class	7,849,388	62,578	687,629	7,224,337	86,692,049	-	-	1,725,662
MML Focused Equity Fund, Class II	5,314,303	44,775	352,778	5,006,300	59,875,346	-	-	52,320
MML Foreign Fund, Initial Class	7,686,617	104,720	142,316	7,649,021	68,458,739	-	-	74,051
MML Fundamental Growth Fund, Class II	6,304,428	54,715	218,091	6,141,052	76,824,558	-	-	245,103
MML Fundamental Value Fund, Class II	6,892,236	571,998	192,471	7,271,763	107,258,503	-	-	735,242
MML Global Fund, Class I	8,079,675	83,231	202,302	7,960,604	96,084,486	-	-	690,234
MML High Yield Fund, Class II	6,660,545	120,182	-	6,780,727	65,705,241	1,102,067	-	-
MML Income & Growth Fund, Initial Class	6,906,198	204,479	208,398	6,902,279	82,206,139	-	-	526,130
MML Inflation-Protected and Income Fund, Initial Class	7,044,413	47,524	165,749	6,926,188	73,071,287	64,609	-	(139,180)
MML International Equity Fund, Class II	8,224,169	114,338	155,054	8,183,453	65,140,290	-	-	(276,802)
MML Large Cap Growth Fund, Initial Class	6,659,363	60,614	657,666	6,062,311	68,625,361	-	-	596,594
MML Managed Bond Fund, Initial Class	27,926,248	766,142	752,207	27,940,183	355,646,930	3,019,403	1,533,191	(294,304)
MML Mid Cap Growth Fund, Initial Class	5,220,967	31,725	125,328	5,127,364	80,653,432	-	-	584,594
MML Mid Cap Value Fund, Initial Class	8,084,466	46,477	183,824	7,947,119	94,570,719	-	-	257,045
MML Short-Duration Bond Fund, Class II	7,835,240	51,451	714,974	7,171,717	70,713,129	502,155	-	(257,609)
MML Small Cap Growth Equity Fund, Initial Class	1,495,898	16,698	65,796	1,446,800	19,520,505	-	-	(381,075)
MML Small Company Value Fund, Class II	2,639,451	17,038	67,363	2,589,126	42,021,514	-	-	(136,990)
MML Small/Mid Cap Value Fund, Initial Class	1,746,669	231,743	58,826	1,919,586	22,939,052	-	-	(87,162)
MML Strategic Emerging Markets Fund, Class II	4,949,839	84,706	166,393	4,868,152	41,087,204	-	-	(371,337)

43

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 6/30/16	Value as of 6/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (Continued)
MML Total Return Bond Fund, Class II	15,791,998	111,368	448,145	15,455,221	$164,598,105	$-	$-	$194,985
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	371,954	29,750	40,398	361,306	26,068,203	-	1,979,908	(64,752)
Oppenheimer Global Fund/VA, Non-Service Shares*	1,369,488	132,867	38,557	1,463,798	47,031,838	519,332	3,291,839	259,989
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	18,158,610	7,557	-	18,166,167	181,480,009	74,813	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	16,540,251	840,764	521,916	16,859,099	34,898,336	392,737	835,464	(25,039)

					$2,354,098,737	$7,366,792	$7,640,402	$5,254,871

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,224,353	25,305	364,489	6,885,169	$102,382,462	$-	$-	$1,837,497
MML Dynamic Bond Fund, Class II	8,864,352	76,149	-	8,940,501	90,924,899	753,878	-	-
MML Equity Income Fund, Initial Class	5,960,113	23,015	599,288	5,383,840	64,606,081	-	-	1,247,682
MML Focused Equity Fund, Class II	5,009,056	19,866	336,620	4,692,302	56,119,936	-	-	145,667
MML Foreign Fund, Initial Class	6,575,048	72,126	211,235	6,435,939	57,601,651	-	-	116,039
MML Fundamental Growth Fund, Class II	5,526,176	21,805	451,171	5,096,810	63,761,098	-	-	382,501
MML Fundamental Value Fund, Class II	5,259,437	392,374	266,400	5,385,411	79,434,810	-	-	1,223,827
MML Global Fund, Class I	7,587,562	48,460	302,651	7,333,371	88,513,789	-	-	1,548,491
MML High Yield Fund, Class II	1,709,366	30,844	-	1,740,210	16,862,633	282,835	-	-
MML Income & Growth Fund, Initial Class	4,641,511	947,810	258,876	5,330,445	63,485,603	-	-	599,240
MML Inflation-Protected and Income Fund, Initial Class	6,207,439	50,287	214,584	6,043,142	63,755,151	56,698	-	(92,959)
MML International Equity Fund, Class II	7,033,804	78,728	230,095	6,882,437	54,784,202	-	-	(432,552)
MML Large Cap Growth Fund, Initial Class	5,852,306	24,247	1,480,251	4,396,302	49,766,143	-	-	2,722,602
MML Managed Bond Fund, Initial Class	9,735,409	169,517	527,074	9,377,852	119,369,453	1,033,568	524,825	(330,664)
MML Mid Cap Growth Fund, Initial Class	4,928,272	13,450	356,010	4,585,712	72,133,245	-	-	2,491,569
MML Mid Cap Value Fund, Initial Class	6,623,031	243,122	270,452	6,595,701	78,488,837	-	-	1,036,800
MML Short-Duration Bond Fund, Class II	4,041,195	26,488	399,378	3,668,305	36,169,487	258,521	-	(142,857)
MML Small Cap Growth Equity Fund, Initial Class	1,310,125	7,189	103,678	1,213,636	16,374,617	-	-	(387,217)
MML Small Company Value Fund, Class II	2,231,233	6,834	99,646	2,138,421	34,706,579	-	-	(35,103)
MML Small/Mid Cap Value Fund, Initial Class	1,958,155	259,201	92,394	2,124,962	25,393,301	-	-	(170,522)
MML Strategic Emerging Markets Fund, Class II	4,892,264	58,775	266,373	4,684,666	39,538,579	-	-	(698,204)
MML Total Return Bond Fund, Class II	6,991,579	22,207	320,460	6,693,326	71,283,925	-	-	179,265
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	353,340	26,065	50,987	328,418	23,695,352	-	1,801,541	(66,359)
Oppenheimer Global Fund/VA, Non-Service Shares*	1,041,496	94,916	45,242	1,091,170	35,059,297	387,435	2,455,796	302,204
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	14,402,875	5,994	-	14,408,869	143,944,603	59,340	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	13,406,401	609,346	766,922	13,248,825	27,425,068	309,136	657,621	(33,164)

					$1,575,580,801	$3,141,411	$5,439,783	$11,443,783

Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	634,872	29,984	86,883	577,973	$8,594,459	$-	$-	$236,690
MML Dynamic Bond Fund, Class II	237,604	2,041	-	239,645	2,437,187	20,207	-	-
MML Equity Income Fund, Initial Class	534,057	24,216	53,271	505,002	6,060,022	-	-	62,166
MML Focused Equity Fund, Class II	456,845	24,729	26,050	455,524	5,448,062	-	-	11,368
MML Foreign Fund, Initial Class	629,255	30,195	21,431	638,019	5,710,270	-	-	21,574
MML Fundamental Growth Fund, Class II	489,197	26,281	30,395	485,083	6,068,394	-	-	20,289
MML Fundamental Value Fund, Class II	466,188	162,624	23,090	605,722	8,934,400	-	-	60,003
MML Global Fund, Class I	667,387	28,455	24,673	671,169	8,101,014	-	-	80,595

44

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 6/30/16	Value as of 6/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
MML Income & Growth Fund, Initial Class	413,791	103,473	22,482	494,782	$5,892,854	$-	$-	$46,419
MML Inflation-Protected and Income Fund, Initial Class	314,711	11,865	12,483	314,093	3,313,685	2,933	-	(3,825)
MML International Equity Fund, Class II	673,188	33,002	23,332	682,858	5,435,551	-	-	(42,376)
MML Large Cap Growth Fund, Initial Class	522,418	25,457	210,542	337,333	3,818,610	-	-	(235,759)
MML Managed Bond Fund, Initial Class	216,089	16,185	14,402	217,872	2,773,259	23,795	12,082	(778)
MML Mid Cap Growth Fund, Initial Class	483,289	17,693	41,508	459,474	7,227,532	-	-	75,013
MML Mid Cap Value Fund, Initial Class	660,236	57,906	27,042	691,100	8,224,089	-	-	8,026
MML Short-Duration Bond Fund, Class II	278,729	11,619	10,499	279,849	2,759,310	18,803	-	(2,390)
MML Small Cap Growth Equity Fund, Initial Class	132,887	9,697	10,235	132,349	1,785,678	-	-	(84,668)
MML Small Company Value Fund, Class II	221,501	9,057	9,573	220,985	3,586,579	-	-	(4,839)
MML Small/Mid Cap Value Fund, Initial Class	193,691	32,455	8,902	217,244	2,596,067	-	-	(14,184)
MML Strategic Emerging Markets Fund, Class II	503,233	32,646	25,945	509,934	4,303,841	-	-	(59,828)
MML Total Return Bond Fund, Class II	166,200	6,822	7,370	165,652	1,764,199	-	-	(3,227)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	35,731	3,946	4,896	34,781	2,509,443	-	189,870	4,005
Oppenheimer Global Fund/VA, Non-Service Shares*	91,900	12,718	3,855	100,763	3,237,525	35,593	225,613	(2,455)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	1,171,285	488	-	1,171,773	11,706,009	4,826	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,172,242	121,855	66,330	1,227,767	2,541,478	28,451	60,523	(1,475)

					$124,829,517	$134,608	$488,088	$170,344

*	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2016, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

45

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2016, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MML Advisers (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, American Funds Growth Fund, American Funds International Fund, and American Funds Core Allocation Fund. In preparation for the meetings, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials, or during the course of the past year, detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2015. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

46

Other Information (Unaudited) (Continued)

The Committee considered that, in the case of the Aggressive Allocation Fund, Conservative Allocation Fund, and Growth Allocation Fund, total net expense information showed the Funds to be in the second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods.

For the American Funds Core Allocation Fund, the Committee noted that the Fund has total net expenses in the third comparative quartile (72nd percentile), with total net expenses 8 basis points above the peer group median. The Committee noted that the Fund has nonetheless experienced strong performance, with the Fund’s three-year performance in the first comparative quartile (4th percentile) and its one-year performance in the second comparative quartile (38th percentile). The Committee noted that the Fund’s advisory fee was in the first comparative quartile.

For the Balanced Allocation Fund and Moderate Allocation Fund, the Committee considered MML Advisers’ statements that, although the Funds’ total net expense ratios were in the third comparative quartile (54th and 62nd percentiles, respectively) they have nonetheless delivered strong, consistent performance for the one- and three-year periods (33rd and 2nd percentiles, respectively, for the Balanced Allocation Fund, and 28th and 28th percentiles, respectively, for the Moderate Allocation Fund). The Committee noted that each Fund’s advisory fee was in the first comparative quartile.

For the American Funds Growth Fund, the Committee noted that the Fund’s total net expenses were in the third comparative quartile (56th percentile), only one basis point above the peer group median. The Committee considered that the Fund had underperformed for the three-year period (fourth quartile and 83rd percentile), but that the Fund’s performance improved significantly in the one-year period, to the second quartile (42nd percentile). The Committee considered MML Advisers’ statement that it has continued to conduct substantial due diligence on the manager of the Fund’s master fund, Capital Research and Management Company (“Capital Research”), and considers that the adviser is stable and capable of providing generally favorable performance. The Committee also considered MML Advisers’ statement that the Fund and Capital Research are quite popular with investors.

For the American Funds International Fund, the Committee noted that, although the Fund’s total net expense ratio was in the third quartile (55th percentile), its total net expense ratio was only one basis point above the peer group median. The Committee considered that the Fund had experienced unfavorable one- and three-year performance in the fourth and third quartiles, respectively (100th and 72nd percentiles, respectively). The Committee took into account statements by MML Advisers and the Third-Party that the underperformance was primarily the result of the Fund’s relatively high exposure to emerging markets, and that the Fund had outperformed its benchmark index notwithstanding that exposure. The Committee considered MML Advisers’ statement that the Fund and Capital Research remain popular with investors.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (iv) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

47

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2016

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2016:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2016.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Conservative Allocation Fund
Initial Class	$1,000	0.12%	$1,031.50	$0.61	$1,024.30	$0.60
Service Class	1,000	0.37%	1,030.80	1.87	1,023.00	1.86
Balanced Allocation Fund
Initial Class	1,000	0.12%	1,026.90	0.60	1,024.30	0.60
Service Class	1,000	0.37%	1,025.10	1.86	1,023.00	1.86
Moderate Allocation Fund
Initial Class	1,000	0.11%	1,024.40	0.55	1,024.30	0.55
Service Class	1,000	0.36%	1,021.80	1.81	1,023.10	1.81
Growth Allocation Fund
Initial Class	1,000	0.11%	1,017.50	0.55	1,024.30	0.55
Service Class	1,000	0.36%	1,016.60	1.81	1,023.10	1.81

48

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Aggressive Allocation Fund
Initial Class	$1,000	0.16%	$1,012.90	$0.80	$1,024.10	$0.81
Service Class	1,000	0.41%	1,011.00	2.05	1,022.80	2.06
American Funds Growth Fund
Service Class I**	1,000	1.04%	1,007.60	5.19	1,019.70	5.22
American Funds International Fund
Service Class I**	1,000	1.24%	985.50	6.12	1,018.70	6.22
American Funds Core Allocation Fund
Service Class I	1,000	0.71%	1,049.70	3.62	1,021.30	3.57

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2016, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.
**	The annualized expense ratio reflects the expenses of both the Feeder Fund and the Master Fund in which it invests.

49

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

©2016 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-40260-00

MML Series Investment Fund
Semiannual Report

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2016

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Brian Haendiges

“As a long-term retirement investor, it’s important to maintain perspective in volatile markets, like those we’ve seen in the first half of 2016. Remember, it is nearly impossible to predict the future direction of the financial markets. If you work with a financial professional, this might be a good time to review your retirement investment strategy.”

June 30, 2016

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2016. During this period, U.S. stocks largely outperformed their foreign counterparts, reflecting a general strengthening of the U.S. economy. Nevertheless, investors closely monitored economic data releases that seemed to signal the U.S. Federal Reserve’s (the “Fed”) hesitation to impose further interest rate hikes in the near term – a reversal of its position going into 2016. Sluggish economic growth elsewhere in the world dragged on global markets, and the surprising outcome of the June 23 Brexit vote for the United Kingdom to exit the European Union (“EU”) only amplified the challenges in global markets. After early declines, commodity prices increased steadily throughout the first half of 2016.

Key events that characterized the period

U.S. stocks performed relatively well in the first quarter of 2016, although trepidation over China’s slowing economy and falling crude oil prices helped drive weakness in share prices. Fear of slowing global and domestic economic growth added to these concerns early in the year. At the end of 2015, initial estimates showed the U.S. gross domestic product (“GDP”) expanding by a disappointing 0.7% annual rate – a number that was subsequently revised to 1.1%.

The U.S. economy strengthened in the second quarter, despite some sluggishness. Consumer spending proved a key driver of growth. Employment also grew during the quarter, though May’s unexpectedly low employment report generated some investor concern. The Fed’s softening on the speed of interest rate hikes – reinforced by Fed Chair Janet Yellen’s June 21 Capitol Hill “slower for longer” testimony – caused investors additional optimism.

Share prices faded early in February, with global equity markets moving roughly in tandem with the price of oil, which declined early on. Concerns about the European banking system also worried investors early in February. In the U.S., a weak January employment report stoked fears that a recession could be on the horizon – although the aforementioned upward revisions in estimated fourth-quarter U.S. economic growth helped equity markets rebound. The employment picture also brightened. February’s nonfarm payrolls were strong and the payroll numbers for January were revised upward. The rally in equities that started in mid-February extended into March, with the Fed reassuring investors that the central bank would take a cautious approach with regard to implementing further hikes in short-term interest rates. In spite of a sharp drop early in the first quarter, stocks ended March near their highs for the quarter and only a scant few percent off their all-time highs.

U.S. stocks also delivered reasonable gains in the second quarter, with small- and mid-cap equities modestly outperforming large-cap issues – and value stocks outperforming their growth counterparts. The three top-performing sectors – energy, telecommunication services and utilities – house equities that tend to be defensive or have interest-rate sensitivity. Safe-haven U.S. fixed-income investments, specifically Treasury bonds, faced high demand during the period, which drove up prices and drove down yield. (Bond prices move in the opposite direction of interest rates [or yields]; when yields rise, the prices of existing bonds fall – and vice versa.) Investment-grade and high-yield bonds delivered positive returns, as did real estate investment trusts (“REITs”).

The global economic picture was mixed during the second quarter. International stocks were down, dragged by Brexit and weakness in Europe, whereas Asian and Pacific country stocks delivered modest gains. Emerging markets, which are more closely affected by Fed policy, also managed a modest positive return. Brexit added considerable uncertainty to European markets on concerns that

(Continued)

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

the immediate impact might slow growth in the U.K. and that other countries might be encouraged to vote themselves out of the EU. Asian financial centers also struggled. Weak business investment and a strong yen undermined growth in Japan. And in China, the world’s second-largest economy, reported GDP growth remained suspect, and weak global trade hampered the country’s planned transition to a consumer-led economy.

The major stock indexes in the U.S. advanced for the six months ended June 30, 2016 – largely outperforming foreign developed and emerging markets. The Dow Jones Industrial AverageSM, which measures the performance of blue-chip stocks, climbed 4.31%. The large-cap stock S&P 500® Index rose 3.84%; and the Russell 2000® Index, a benchmark of small-cap stocks, gained a more modest 2.22%. The technology-laden NASDAQ Composite® Index returned -2.66% in an environment where technology giants Apple Inc. and Microsoft were among the market’s worst performers. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a -4.42% return, while the MSCI Emerging Markets Index, which tracks the performance of emerging stock markets throughout the world, advanced 6.41%. Fixed-income investments benchmarked in the Barclays U.S. Aggregate Bond Index* returned 5.31%, outperforming domestic equities for the six-month period.

Review and maintain your strategy

With respect to the MML Series Investment Fund, as 2016 plays out, we continue to watch Fed policy overtures, global economic traction, and further developments in the U.S. economy. We will also evaluate the effects of commodity prices and inflation – both of which are key factors for long-term savers – as we seek a balanced exposure to risk. As events unfold, we evaluate and position our portfolios to help ensure appropriate asset allocation and diversification in an effort to support your long-term investment needs.

MassMutual knows that you want to protect those who matter most to you as you seek to secure your long-term financial future. As a long-term retirement investor, it’s important to maintain perspective in volatile markets, like those we’ve seen in the first half of 2016. Remember, it is nearly impossible to predict the future direction of the financial markets. If you work with a financial professional, this might be a good time to review your retirement investment strategy. MassMutual encourages you to build a strategy that is suited to your comfort with market volatility, to how long you have to save and invest, and to what your specific financial goals are. As always, we thank you for your trust in MassMutual.

Sincerely,

Brian Haendiges

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Investment Marketing & Communications as of 7/1/16 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MML Blue Chip Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/16

Amazon.com, Inc.	8.5%
Facebook, Inc. Class A	4.6%
Alphabet, Inc. Class C	4.2%
The Priceline Group, Inc.	3.6%
Danaher Corp.	3.4%
Visa, Inc. Class A	2.8%
MasterCard, Inc. Class A	2.4%
Microsoft Corp.	2.4%
Alphabet, Inc. Class A	2.4%
American Tower Corp.	2.0%

36.3%

MML Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/16

Communications	28.9%
Consumer, Non-cyclical	25.9%
Consumer, Cyclical	15.6%
Financial	10.2%
Technology	9.5%
Industrial	8.6%
Basic Materials	0.9%
Mutual Funds	0.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MML Equity Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Income Fund, and who is the Fund’s subadviser?

The Fund seeks dividend income and long-term capital growth by investing primarily in the common stocks of established companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Fund’s subadviser currently considers well-established companies to mean companies that it considers to be seasoned companies with relatively long operating histories. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/16

General Electric Co.	3.0%
JP Morgan Chase & Co.	3.0%
Exxon Mobil Corp.	2.8%
Pfizer, Inc.	2.3%
Johnson & Johnson	1.9%
Microsoft Corp.	1.9%
The Boeing Co.	1.9%
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	1.8%
Verizon Communications, Inc.	1.7%
Loews Corp.	1.5%

21.8%

MML Equity Income Fund Sector Table (% of Net Assets) on 6/30/16

Financial	21.4%
Industrial	14.9%
Consumer, Non-cyclical	13.7%
Energy	12.3%
Utilities	8.5%
Communications	7.9%
Technology	7.7%
Consumer, Cyclical	6.3%
Basic Materials	5.5%
Mutual Funds	0.0%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MML Equity Index Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Index Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/16

Apple, Inc.	2.9%
Microsoft Corp.	2.2%
Exxon Mobil Corp.	2.1%
Johnson & Johnson	1.8%
General Electric Co.	1.6%
Amazon.com, Inc.	1.5%
Berkshire Hathaway, Inc. Class B	1.5%
AT&T, Inc.	1.5%
Facebook, Inc. Class A	1.4%
Verizon Communications, Inc.	1.2%

17.7%

MML Equity Index Fund Sector Table (% of Net Assets) on 6/30/16

Consumer, Non-cyclical	25.0%
Financial	15.7%
Communications	13.2%
Technology	12.2%
Consumer, Cyclical	9.9%
Industrial	9.8%
Energy	7.4%
Utilities	3.7%
Basic Materials	2.6%
Diversified	0.0%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

MML Focused Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Focused Equity Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML Focused Equity Fund Largest Holdings (% of Net Assets) on 6/30/16

American International Group, Inc.	7.2%
Cummins, Inc.	6.8%
Microsoft Corp.	6.6%
Wells Fargo & Co.	6.6%
General Motors Co.	6.5%
JP Morgan Chase & Co.	5.7%
Caterpillar, Inc.	5.4%
Tribune Media Co. Class A	5.0%
BlackRock, Inc.	5.0%
Charter Communications, Inc. Class A	4.8%

59.6%

MML Focused Equity Fund Sector Table (% of Net Assets) on 6/30/16

Financial	37.0%
Consumer, Cyclical	13.4%
Communications	12.9%
Industrial	12.2%
Technology	9.3%
Consumer, Non-cyclical	7.1%

Total Long-Term Investments	91.9%
Short-Term Investments and Other Assets and Liabilities	8.1%

Net Assets	100.0%

MML Foreign Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Foreign Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, consisting primarily to predominantly of common stocks, and, while there are no set percentage targets, the Fund invests predominantly in large- to medium-capitalization companies with market capitalization values greater than $2 billion and may invest a portion in smaller companies. The Fund’s subadviser is Templeton Investment Counsel, LLC (Templeton).

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/16

Samsung Electronics Co., Ltd.	3.0%
GlaxoSmithKline PLC	2.1%
BP PLC	2.0%
Roche Holding AG	2.0%
Royal Dutch Shell PLC Class B	1.9%
CRH PLC	1.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	1.8%
BNP Paribas	1.7%
Total SA	1.7%
Sanofi	1.7%

19.7%

MML Foreign Fund Sector Table (% of Net Assets) on 6/30/16

Financial	23.5%
Consumer, Non-cyclical	17.3%
Energy	12.5%
Industrial	11.6%
Communications	11.6%
Consumer, Cyclical	8.3%
Technology	5.4%
Basic Materials	4.1%
Mutual Funds	3.6%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

MML Fundamental Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Fundamental Growth Fund Largest Holdings (% of Net Assets) on 6/30/16

Alphabet, Inc. Class C	4.1%
Apple, Inc.	3.5%
Facebook, Inc. Class A	3.2%
Verizon Communications, Inc.	3.0%
PepsiCo, Inc.	2.9%
Amazon.com, Inc.	2.6%
Oracle Corp.	2.5%
Comcast Corp. Class A	2.4%
The Home Depot, Inc.	2.3%
Bristol-Myers Squibb Co.	2.1%

28.6%

MML Fundamental Growth Fund Sector Table (% of Net Assets) on 6/30/16)

Consumer, Non-cyclical	32.3%
Communications	22.1%
Technology	18.7%
Consumer, Cyclical	12.9%
Industrial	5.5%
Financial	4.3%
Energy	1.8%
Utilities	1.1%
Basic Materials	0.5%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MML Fundamental Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $2 billion). The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/16

JP Morgan Chase & Co.	3.8%
Wells Fargo & Co.	3.5%
Cisco Systems, Inc.	3.4%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.6%
Chevron Corp.	2.4%
General Electric Co.	2.1%
Intel Corp.	2.1%
Citigroup, Inc.	2.0%
The PNC Financial Services Group, Inc.	2.0%

26.6%

MML Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/16

Financial	23.1%
Consumer, Non-cyclical	17.9%
Energy	12.0%
Communications	11.6%
Industrial	11.5%
Technology	7.9%
Consumer, Cyclical	7.4%
Utilities	3.8%
Basic Materials	3.0%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MML Global Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in the equity securities of U.S. and foreign companies, including companies in developed and emerging markets. The Fund may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/16

Thermo Fisher Scientific, Inc.	2.9%
Nestle SA	2.7%
Honeywell International, Inc.	2.6%
Time Warner, Inc.	2.6%
Reckitt Benckiser Group PLC	2.6%
Bayer AG	2.6%
Accenture PLC Class A	2.3%
The Walt Disney Co.	2.3%
Medtronic PLC	2.1%
Stryker Corp.	2.1%

24.8%

MML Global Fund Sector Table (% of Net Assets) on 6/30/16

Consumer, Non-cyclical	38.1%
Industrial	15.7%
Financial	10.8%
Communications	10.2%
Consumer, Cyclical	7.6%
Basic Materials	7.4%
Technology	6.6%
Mutual Funds	2.8%
Diversified	1.6%
Energy	1.4%

Total Long-Term Investments	102.2%
Short-Term Investments and Other Assets and Liabilities	(2.2)%

Net Assets	100.0%

MML Growth & Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Growth & Income Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation and income by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities and equity-related securities, including convertible securities, preferred stocks, options, and warrants, of U.S. companies with market capitalizations at the time of purchase greater than $1 billion. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/16

JP Morgan Chase & Co.	3.2%
Danaher Corp.	3.2%
Visa, Inc. Class A	2.7%
Thermo Fisher Scientific, Inc.	2.5%
American Tower Corp.	2.4%
Johnson & Johnson	2.3%
Alphabet, Inc. Class A	2.3%
Schlumberger Ltd.	2.1%
Newell Brands, Inc.	2.0%
Comcast Corp. Class A	2.0%

24.7%

MML Growth & Income Fund Sector Table (% of Net Assets) on 6/30/16

Consumer, Non-cyclical	27.4%
Financial	20.2%
Technology	11.4%
Communications	9.9%
Industrial	9.9%
Consumer, Cyclical	9.2%
Energy	5.2%
Basic Materials	2.7%
Utilities	1.4%
Diversified	1.1%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

MML Income & Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Income & Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return and current income by investing primarily in equity securities of dividend paying companies that the Fund’s subadviser believes will both increase in value over the long term and provide current income. The Fund will focus on issuers that have good prospects for capital appreciation. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/16

Pfizer, Inc.	3.6%
General Electric Co.	3.2%
JP Morgan Chase & Co.	3.2%
Wells Fargo & Co.	2.9%
Exxon Mobil Corp.	2.4%
Intel Corp.	2.4%
Dollar General Corp.	2.3%
Bank of America Corp.	2.1%
Occidental Petroleum Corp.	2.1%
Merck & Co., Inc.	2.1%

26.3%

MML Income & Growth Fund Sector Table (% of Net Assets) on 6/30/16

Financial	22.7%
Consumer, Non-cyclical	22.1%
Energy	11.8%
Industrial	11.4%
Technology	8.9%
Consumer, Cyclical	5.6%
Utilities	5.5%
Communications	5.3%
Basic Materials	3.3%

Total Long-Term Investments	96.6%
Short-Term Investments and Other Assets and Liabilities	3.4%

Net Assets	100.0%

MML International Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of non-U.S. companies located in non-U.S. markets throughout the world, including emerging markets. The Fund may invest a substantial portion of its assets in just one region or country and may, but does not currently intend to, invest in U.S. companies. Ordinarily, the Fund’s portfolio typically holds thirty to sixty stocks and the Fund invests in the securities of at least five countries outside the U.S. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML International Equity Fund Largest Holdings (% of Net Assets) on 6/30/16

Glencore PLC	4.7%
Credit Suisse Group	4.2%
Honda Motor Co. Ltd.	4.1%
CNH Industrial NV	3.3%
BNP Paribas	3.3%
Intesa Sanpaolo SpA	3.1%
Nomura Holdings, Inc.	3.0%
LafargeHolcim Ltd.	3.0%
Daimler AG	2.9%
Toyota Motor Corp.	2.7%

34.3%

MML International Equity Fund Sector Table (% of Net Assets) on 6/30/16

Financial	29.1%
Consumer, Cyclical	22.7%
Industrial	17.6%
Consumer, Non-cyclical	10.1%
Basic Materials	6.4%
Technology	3.8%
Communications	3.6%
Diversified	2.9%
Mutual Funds	2.4%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

MML Large Cap Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Large Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in large-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund’s subadviser is Rainier Investment Management, LLC (Rainier).

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/16

Alphabet, Inc. Class A	4.9%
Facebook, Inc. Class A	3.7%
The Home Depot, Inc.	3.6%
Amazon.com, Inc.	3.6%
Visa, Inc. Class A	3.2%
Allergan PLC	2.6%
Salesforce.com, Inc.	2.5%
Vulcan Materials Co.	2.4%
The Priceline Group, Inc.	2.4%
CBS Corp. Class B	2.4%

31.3%

MML Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/16

Consumer, Cyclical	21.2%
Consumer, Non-cyclical	20.3%
Communications	20.1%
Industrial	8.0%
Technology	7.9%
Financial	7.7%
Basic Materials	7.1%
Energy	4.9%

Total Long-Term Investments	97.2%
Short-Term Investments and Other Assets and Liabilities	2.8%

Net Assets	100.0%

MML Managed Volatility Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Volatility Fund and who is the Fund’s subadviser?

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. The Fund’s stock portfolio will have approximately 500 stocks, and seeks to duplicate the investment composition and return of the S&P 500® Index* (the “Index”) by holding each stock included in the Index in approximately the same proportion as each stock’s relative weighting in the Index. The Fund’s subadviser is Gateway Investment Advisers, LLC (Gateway).

MML Managed Volatility Fund Largest Holdings (% of Net Assets) on 6/30/16

Apple, Inc.	2.9%
Microsoft Corp.	2.2%
Exxon Mobil Corp.	2.1%
Johnson & Johnson	1.8%
General Electric Co.	1.6%
Amazon.com, Inc.	1.5%
Berkshire Hathaway, Inc. Class B	1.5%
AT&T, Inc.	1.5%
Facebook, Inc. Class A	1.4%
JP Morgan Chase & Co.	1.3%

17.8%

MML Managed Volatility Fund Sector Table (% of Net Assets) on 6/30/16

Consumer, Non-cyclical	25.1%
Financial	16.1%
Communications	13.3%
Technology	12.4%
Consumer, Cyclical	10.0%
Industrial	9.9%
Energy	7.4%
Utilities	3.6%
Basic Materials	2.6%
Diversified	0.0%

Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%

Net Assets	100.0%

MML Mid Cap Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Mid Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer the potential for above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadviser expects to grow at a faster rate than the average company. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/16

Fiserv, Inc.	2.6%
Willis Towers Watson PLC	2.0%
Teleflex, Inc.	1.8%
AutoZone, Inc.	1.7%
FNF Group	1.6%
Textron, Inc.	1.6%
VeriSign, Inc.	1.6%
Equifax, Inc.	1.6%
CarMax, Inc.	1.6%
Dollar General Corp.	1.5%

17.6%

MML Mid Cap Growth Fund Sector Table (% of Net Assets) on 6/30/16

Consumer, Non-cyclical	26.3%
Industrial	20.5%
Consumer, Cyclical	16.0%
Technology	11.3%
Financial	9.6%
Mutual Funds	8.0%
Communications	5.6%
Basic Materials	3.2%
Energy	2.1%

Total Long-Term Investments	102.6%
Short-Term Investments and Other Assets and Liabilities	(2.6)%

Net Assets	100.0%

MML Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-size companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/16

Northern Trust Corp.	3.0%
Imperial Oil Ltd.	2.4%
Tyco International PLC	2.3%
iShares Russell Mid-Cap Value ETF	2.2%
Zimmer Biomet Holdings, Inc.	2.1%
Republic Services, Inc.	1.9%
Edison International	1.9%
EQT Corp.	1.9%
Xcel Energy, Inc.	1.7%
Weyerhaeuser Co.	1.7%

21.1%

MML Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/16

Financial	28.2%
Industrial	17.0%
Consumer, Non-cyclical	15.7%
Energy	12.9%
Utilities	10.2%
Consumer, Cyclical	7.9%
Technology	4.6%
Mutual Funds	2.2%
Communications	1.3%
Basic Materials	0.2%

Total Long-Term Investments	100.2%
Short-Term Investments and Other Assets and Liabilities	(0.2)%

Net Assets	100.0%

MML Small Cap Growth Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Growth Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadviser believes offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management). Waddell & Reed Investment Management Company (Waddell & Reed) acted as a co-subadviser to the Fund until April 24, 2016.

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/16

Insulet Corp.	1.6%
Panera Bread Co. Class A	1.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1.3%
Advanced Drainage Systems, Inc.	1.2%
The Middleby Corp.	1.1%
CoStar Group, Inc.	1.1%
Masonite International Corp.	1.1%
TESARO, Inc.	1.1%
HubSpot, Inc.	1.0%
Patterson-UTI Energy, Inc.	1.0%

11.9%

MML Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/16

Consumer, Non-cyclical	20.9%
Financial	16.9%
Technology	16.3%
Industrial	15.2%
Consumer, Cyclical	14.0%
Mutual Funds	9.8%
Energy	5.5%
Communications	5.2%
Basic Materials	2.8%
Utilities	0.9%
Diversified	0.4%

Total Long-Term Investments	107.9%
Short-Term Investments and Other Assets and Liabilities	(7.9)%

Net Assets	100.0%

MML Small Company Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Company Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/16

Home Bancshares, Inc.	2.0%
ProAssurance Corp.	2.0%
West Pharmaceutical Services, Inc.	1.9%
Landstar System, Inc.	1.5%
PNM Resources, Inc.	1.5%
ONE Gas, Inc.	1.4%
East West Bancorp, Inc.	1.4%
Littelfuse, Inc.	1.3%
SYNNEX Corp.	1.3%
Drew Industries, Inc.	1.2%

15.5%

MML Small Company Value Fund Sector Table (% of Net Assets) on 6/30/16

Financial	32.3%
Industrial	18.6%
Consumer, Non-cyclical	15.8%
Consumer, Cyclical	9.2%
Utilities	7.9%
Basic Materials	4.6%
Technology	3.8%
Energy	3.6%
Communications	2.3%
Mutual Funds	1.1%
Diversified	0.6%

Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%

Net Assets	100.0%

MML Small/Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small/Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in securities that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small- and mid-cap companies. The Fund’s subadviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/16

Southwest Gas Corp.	1.7%
Westar Energy, Inc.	1.7%
Gramercy Property Trust	1.6%
Gulfport Energy Corp.	1.6%
QEP Resources, Inc.	1.6%
Ingredion, Inc.	1.6%
Helmerich & Payne, Inc.	1.5%
Oshkosh Corp.	1.5%
NCR Corp.	1.5%
MRC Global, Inc.	1.5%

15.8%

MML Small/Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/16

Financial	22.2%
Consumer, Cyclical	19.5%
Industrial	13.3%
Consumer, Non-cyclical	12.4%
Energy	8.1%
Technology	7.8%
Communications	7.4%
Utilities	4.9%
Basic Materials	1.5%

Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%

Net Assets	100.0%

MML Total Return Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Total Return Bond Fund and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities. The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MML Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/16

U.S. Government Agency Obligations and Instrumentalities	30.4%
Corporate Debt	25.3%
U.S. Treasury Obligations	21.2%
Non-U.S. Government Agency Obligations	17.6%
Municipal Obligations	1.0%
Bank Loans	0.2%

Total Long-Term Investments	95.7%
Short-Term Investments and Other Assets and Liabilities	4.3%

Net Assets	100.0%

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 0.9%
Chemicals — 0.9%
Ashland, Inc.	7,800	$895,206
E.I. du Pont de Nemours & Co.	600	38,880
Ecolab, Inc.	3,800	450,680
PPG Industries, Inc.	4,400	458,260
The Sherwin-Williams Co.	6,500	1,908,855

		3,751,881

Communications — 28.9%
Internet — 28.2%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	67,446	5,363,981
Alphabet, Inc. Class A (a)	13,500	9,497,655
Alphabet, Inc. Class C (a)	23,656	16,372,318
Amazon.com, Inc. (a)	46,500	33,276,330
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	12,000	1,981,800
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	31,000	1,277,200
Equinix, Inc.	900	348,957
Facebook, Inc. Class A (a)	159,476	18,224,917
JD.com, Inc. ADR (Cayman Islands) (a)	7,900	167,717
Netflix, Inc. (a)	46,200	4,226,376
The Priceline Group, Inc. (a)	11,230	14,019,644
Tencent Holdings Ltd.	266,600	6,080,501

		110,837,396

Media — 0.7%
Charter Communications, Inc. Class A (a)	5,032	1,150,516
Comcast Corp. Class A	600	39,114
Time Warner, Inc.	4,000	294,160
The Walt Disney Co.	15,100	1,477,082

		2,960,872

		113,798,268

Consumer, Cyclical — 15.6%
Airlines — 1.5%
Alaska Air Group, Inc.	23,600	1,375,644
American Airlines Group, Inc.	141,300	4,000,203
Delta Air Lines, Inc.	14,200	517,306

		5,893,153

Apparel — 1.0%
Hanesbrands, Inc.	77,300	1,942,549
Nike, Inc. Class B	37,180	2,052,336

		3,994,885

	Number of Shares	Value
Auto Manufacturers — 0.7%
Ferrari NV	1,800	$73,674
Tesla Motors, Inc. (a)	12,297	2,610,407

		2,684,081

Automotive & Parts — 0.5%
Delphi Automotive PLC	22,100	1,383,460
Johnson Controls, Inc.	9,900	438,174

		1,821,634

Leisure Time — 1.0%
Carnival Corp.	6,000	265,200
Norwegian Cruise Line Holdings Ltd. (a)	42,400	1,689,216
Royal Caribbean Cruises Ltd.	31,500	2,115,225

		4,069,641

Lodging — 1.8%
Hilton Worldwide Holdings, Inc.	138,228	3,114,277
Las Vegas Sands Corp.	7,100	308,779
Marriott International, Inc. Class A	25,887	1,720,450
MGM Resorts International (a)	85,500	1,934,865

		7,078,371

Retail — 9.1%
AutoZone, Inc. (a)	3,300	2,619,672
Coach, Inc.	3,900	158,886
Costco Wholesale Corp.	5,200	816,608
CVS Health Corp.	22,800	2,182,872
Dollar General Corp.	20,300	1,908,200
The Home Depot, Inc.	35,400	4,520,226
L Brands, Inc.	400	26,852
Lowe’s Cos., Inc.	79,900	6,325,683
McDonald’s Corp.	300	36,102
O’Reilly Automotive, Inc. (a)	17,800	4,825,580
Ross Stores, Inc.	40,300	2,284,607
Starbucks Corp.	50,900	2,907,408
Tractor Supply Co.	25,500	2,325,090
Walgreens Boots Alliance, Inc.	53,000	4,413,310
Yum! Brands, Inc.	4,400	364,848

		35,715,944

		61,257,709

Consumer, Non-cyclical — 25.9%
Agriculture — 0.4%
Philip Morris International, Inc.	13,500	1,373,220

Beverages — 0.6%
Constellation Brands, Inc. Class A	8,900	1,472,060
Molson Coors Brewing Co. Class B	5,500	556,215
Monster Beverage Corp. (a)	3,100	498,201

		2,526,476

Biotechnology — 4.9%
Alexion Pharmaceuticals, Inc. (a)	39,200	4,576,992
Biogen, Inc. (a)	12,300	2,974,386

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Celgene Corp. (a)	59,300	$5,848,759
Gilead Sciences, Inc.	2,400	200,208
Incyte Corp. (a)	5,500	439,890
Regeneron Pharmaceuticals, Inc. (a)	4,500	1,571,535
Vertex Pharmaceuticals, Inc. (a)	40,500	3,483,810

		19,095,580

Commercial Services — 4.9%
FleetCor Technologies, Inc. (a)	1,400	200,382
McKesson Corp.	33,100	6,178,115
PayPal Holdings, Inc. (a)	32,500	1,186,575
S&P Global, Inc.	5,300	568,478
Visa, Inc. Class A	149,320	11,075,065

		19,208,615

Cosmetics & Personal Care — 0.1%
The Estee Lauder Cos., Inc. Class A	4,700	427,794

Foods — 0.2%
The Kraft Heinz Co.	3,700	327,376
The Kroger Co.	2,500	91,975
Mondelez International, Inc. Class A	12,100	550,671

		970,022

Health Care – Products — 3.4%
Becton, Dickinson & Co.	21,800	3,697,062
Henry Schein, Inc. (a)	9,900	1,750,320
Hologic, Inc. (a)	700	24,220
Intuitive Surgical, Inc. (a)	5,700	3,770,037
Medtronic PLC	4,427	384,131
Stryker Corp.	31,330	3,754,274

		13,380,044

Health Care – Services — 5.9%
Aetna, Inc.	36,539	4,462,508
Anthem, Inc.	18,800	2,469,192
Cigna Corp.	8,100	1,036,719
DENTSPLY SIRONA, Inc.	2,800	173,712
Humana, Inc.	10,700	1,924,716
Thermo Fisher Scientific, Inc.	40,400	5,969,504
UnitedHealth Group, Inc.	52,200	7,370,640

		23,406,991

Pharmaceuticals — 5.5%
Allergan PLC (a)	30,654	7,083,833
Bristol-Myers Squibb Co.	104,300	7,671,265
Cardinal Health, Inc.	15,600	1,216,956
Eli Lilly & Co.	30,800	2,425,500
Pfizer, Inc.	1,100	38,731
Shire PLC Sponsored ADR (Ireland)	12,019	2,212,457
Zoetis, Inc.	21,900	1,039,374

		21,688,116

		102,076,858

	Number of Shares	Value
Financial — 10.2%
Banks — 0.8%
The Bank of New York Mellon Corp.	26,900	$1,045,065
Northern Trust Corp.	6,200	410,812
State Street Corp.	27,800	1,498,976

		2,954,853

Diversified Financial — 6.6%
Ameriprise Financial, Inc.	11,600	1,042,260
BlackRock, Inc.	2,100	719,313
Citigroup, Inc.	8,500	360,315
CME Group, Inc.	4,100	399,340
Intercontinental Exchange, Inc.	19,600	5,016,816
JP Morgan Chase & Co.	9,900	615,186
MasterCard, Inc. Class A	109,400	9,633,764
Morgan Stanley	176,100	4,575,078
TD Ameritrade Holding Corp.	121,500	3,459,712

		25,821,784

Insurance — 0.8%
Aon PLC	2,300	251,229
Chubb Ltd.	4,200	548,982
Marsh & McLennan Cos., Inc.	28,500	1,951,110
Willis Towers Watson PLC	4,600	571,826

		3,323,147

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	69,870	7,937,931

		40,037,715

Industrial — 8.6%
Aerospace & Defense — 1.7%
The Boeing Co.	38,500	4,999,995
Northrop Grumman Corp.	4,700	1,044,716
Raytheon Co.	2,700	367,065
Rockwell Collins, Inc.	3,500	297,990

		6,709,766

Airlines — 0.2%
United Continental Holdings, Inc. (a)	17,000	697,680

Electronics — 0.1%
Agilent Technologies, Inc.	12,400	550,064

Machinery – Diversified — 0.7%
Roper Technologies, Inc.	10,300	1,756,768
Wabtec Corp.	14,000	983,220

		2,739,988

Manufacturing — 3.7%
Danaher Corp.	133,160	13,449,160
Pentair PLC	7,600	443,004
Textron, Inc.	14,800	541,088

		14,433,252

Packaging & Containers — 0.0%
Ball Corp.	1,700	122,893

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 2.2%
Canadian Pacific Railway Ltd.	19,300	$2,485,647
FedEx Corp.	17,700	2,686,506
J.B. Hunt Transport Services, Inc.	23,000	1,861,390
Kansas City Southern	14,000	1,261,260
Union Pacific Corp.	2,300	200,675

		8,495,478

		33,749,121

Technology — 9.5%
Computers — 1.0%
Apple, Inc.	34,440	3,292,464
Cognizant Technology Solutions Corp. Class A (a)	5,900	337,716
IHS, Inc. Class A (a)	3,500	404,635

		4,034,815

Semiconductors — 0.8%
Broadcom Ltd.	8,500	1,320,900
NXP Semiconductor NV (a)	22,800	1,786,152

		3,107,052

Software — 7.7%
Activision Blizzard, Inc.	29,300	1,161,159
Electronic Arts, Inc. (a)	25,200	1,909,152
Fidelity National Information Services, Inc.	5,100	375,768
Fiserv, Inc. (a)	41,440	4,505,771
Intuit, Inc.	1,300	145,093
Microsoft Corp.	187,900	9,614,843
Red Hat, Inc. (a)	29,348	2,130,665
Salesforce.com, Inc. (a)	89,600	7,115,136
Servicenow, Inc. (a)	39,100	2,596,240
Workday, Inc. Class A (a)	8,900	664,563

		30,218,390

		37,360,257

TOTAL COMMON STOCK (Cost $285,498,440)		392,031,809

TOTAL EQUITIES (Cost $285,498,440)		392,031,809

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,003	1,003

TOTAL MUTUAL FUNDS (Cost $1,003)		1,003

TOTAL LONG-TERM INVESTMENTS (Cost $285,499,443)		392,032,812

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$1,364,435	$1,364,435

TOTAL SHORT-TERM INVESTMENTS (Cost $1,364,435)		1,364,435

TOTAL INVESTMENTS — 99.9% (Cost $286,863,878) (c)		393,397,247

Other Assets/(Liabilities) — 0.1%		286,221

NET ASSETS — 100.0%		$393,683,468

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,364,436. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $1,392,043.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 5.5%
Chemicals — 2.0%
CF Industries Holdings, Inc.	107,800	$2,597,980
E.I. du Pont de Nemours & Co.	103,800	6,726,240
Ingevity Corp. (a)	1,120	38,125

		9,362,345

Forest Products & Paper — 1.8%
International Paper Co.	129,300	5,479,734
Rayonier, Inc.	108,200	2,839,168

		8,318,902

Iron & Steel — 0.8%
Nucor Corp.	75,600	3,735,396

Mining — 0.9%
Vulcan Materials Co.	32,600	3,923,736

		25,340,379

Communications — 7.9%
Media — 3.8%
Comcast Corp. Class A	82,500	5,378,175
News Corp. Class A	284,000	3,223,400
Time Warner, Inc.	7,033	517,207
Twenty-First Century Fox, Inc. Class B	207,300	5,648,925
The Walt Disney Co.	26,400	2,582,448

		17,350,155

Telecommunications — 4.1%
CenturyLink, Inc.	83,105	2,410,876
Cisco Systems, Inc.	185,200	5,313,388
Telefonica SA	178,589	1,707,053
Verizon Communications, Inc.	142,835	7,975,906
Vodafone Group PLC	524,143	1,595,591

		19,002,814

		36,352,969

Consumer, Cyclical — 6.3%
Airlines — 0.3%
Southwest Airlines Co.	32,500	1,274,325

Auto Manufacturers — 0.4%
General Motors Co.	72,049	2,038,987

Automotive & Parts — 0.6%
Johnson Controls, Inc.	61,300	2,713,138

Leisure Time — 0.7%
Carnival Corp.	68,000	3,005,600

Lodging — 0.9%
Las Vegas Sands Corp.	96,900	4,214,181

Retail — 2.3%
Kohl’s Corp.	90,100	3,416,592

	Number of Shares	Value
Macy’s, Inc.	70,500	$2,369,505
Staples, Inc.	94,700	816,314
Wal-Mart Stores, Inc.	57,600	4,205,952

		10,808,363

Toys, Games & Hobbies — 1.1%
Mattel, Inc.	159,500	4,990,755

		29,045,349

Consumer, Non-cyclical — 13.7%
Agriculture — 1.4%
Archer-Daniels-Midland Co.	132,300	5,674,347
Philip Morris International, Inc.	9,700	986,684

		6,661,031

Beverages — 1.8%
Diageo PLC	104,913	2,935,592
PepsiCo, Inc.	49,300	5,222,842

		8,158,434

Biotechnology — 0.5%
Gilead Sciences, Inc.	29,500	2,460,890

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	200,900	759,402

Foods — 0.8%
Kellogg Co.	36,300	2,963,895
McCormick & Co., Inc.	4,700	501,349

		3,465,244

Health Care – Products — 2.9%
Becton, Dickinson & Co.	18,500	3,137,415
Johnson & Johnson	73,100	8,867,030
Medtronic PLC	15,700	1,362,289

		13,366,734

Health Care – Services — 1.1%
Anthem, Inc.	38,200	5,017,188

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	71,300	5,244,115
GlaxoSmithKline PLC	143,308	3,080,877
Merck & Co., Inc.	75,100	4,326,511
Pfizer, Inc.	301,054	10,600,111

		23,251,614

		63,140,537

Energy — 12.3%
Oil & Gas — 11.6%
Anadarko Petroleum Corp.	10,900	580,425
Apache Corp.	97,000	5,399,990
Canadian Natural Resources Ltd.	184,000	5,672,720
Chevron Corp.	47,200	4,947,976
EQT Corp.	17,280	1,337,990
Exxon Mobil Corp.	137,800	12,917,372
Hess Corp.	68,300	4,104,830

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	47,300	$3,573,988
PrairieSky Royalty Ltd.	3,680	68,735
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	154,000	8,503,880
Total SA	134,433	6,482,585

		53,590,491

Pipelines — 0.7%
Columbia Pipeline Group, Inc.	129,500	3,300,955

		56,891,446

Financial — 21.4%
Banks — 7.4%
Bank of America Corp.	405,577	5,382,007
The Bank of New York Mellon Corp.	104,400	4,055,940
Fifth Third Bancorp	159,000	2,796,810
Northern Trust Corp.	84,000	5,565,840
The PNC Financial Services Group, Inc.	37,300	3,035,847
Royal Bank of Scotland Group PLC (a)	718,675	1,692,569
State Street Corp.	91,500	4,933,680
U.S. Bancorp	32,200	1,298,626
Wells Fargo & Co.	110,700	5,239,431

		34,000,750

Diversified Financial — 7.9%
American Express Co.	95,400	5,796,504
Ameriprise Financial, Inc.	55,400	4,977,690
Citigroup, Inc.	118,800	5,035,932
JP Morgan Chase & Co.	223,700	13,900,718
Morgan Stanley	250,700	6,513,186
Och-Ziff Capital Management Group LLC Class B	128,100	486,780

		36,710,810

Insurance — 5.0%
Chubb Ltd.	6,908	902,945
Loews Corp.	174,100	7,153,769
Marsh & McLennan Cos., Inc.	90,100	6,168,246
MetLife, Inc.	157,200	6,261,276
Willis Towers Watson PLC	12,811	1,592,535
XL Group PLC	36,900	1,229,139

		23,307,910

Real Estate Investment Trusts (REITS) — 1.1%
The Macerich Co.	13,500	1,152,765
Weyerhaeuser Co.	132,342	3,939,821

		5,092,586

		99,112,056

Industrial — 14.9%
Aerospace & Defense — 3.3%
The Boeing Co.	66,800	8,675,316

	Number of Shares	Value
Harris Corp.	68,835	$5,743,592
United Technologies Corp.	10,300	1,056,265

		15,475,173

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	87,400	4,558,784

Electronics — 1.7%
TE Connectivity Ltd.	22,000	1,256,420
Tyco International PLC	151,400	6,449,640

		7,706,060

Machinery – Diversified — 1.8%
Cummins, Inc.	22,600	2,541,144
Deere & Co.	51,100	4,141,144
Flowserve Corp.	35,500	1,603,535

		8,285,823

Manufacturing — 4.9%
General Electric Co.	446,300	14,049,524
Illinois Tool Works, Inc.	48,600	5,062,176
Pentair PLC	60,100	3,503,229

		22,614,929

Packaging & Containers — 0.1%
WestRock Co.	14,894	578,930

Transportation — 2.1%
Canadian Pacific Railway Ltd.	13,100	1,687,149
Union Pacific Corp.	41,300	3,603,425
United Parcel Service, Inc. Class B	40,100	4,319,572

		9,610,146

		68,829,845

Technology — 7.5%
Computers — 1.1%
Apple, Inc.	15,500	1,481,800
Western Digital Corp.	76,600	3,620,116

		5,101,916

Semiconductors — 4.4%
Analog Devices, Inc.	61,200	3,466,368
Applied Materials, Inc.	241,400	5,786,358
QUALCOMM, Inc.	108,800	5,828,416
Texas Instruments, Inc.	82,800	5,187,420

		20,268,562

Software — 2.0%
CA, Inc.	25,300	830,599
Microsoft Corp.	171,000	8,750,070

		9,580,669

		34,951,147

Utilities — 8.5%
Electric — 7.2%
The AES Corp.	431,800	5,388,864
Edison International	59,600	4,629,132
Entergy Corp.	59,600	4,848,460

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exelon Corp.	88,200	$3,206,952
FirstEnergy Corp.	133,700	4,667,467
PG&E Corp.	95,400	6,097,968
Xcel Energy, Inc.	93,300	4,177,974

		33,016,817

Gas — 1.3%
NiSource, Inc.	231,900	6,149,988

		39,166,805

TOTAL COMMON STOCK (Cost $377,817,164)		452,830,533

TOTAL EQUITIES (Cost $377,817,164)		452,830,533

	Principal Amount
BONDS & NOTES — 0.2%
CORPORATE DEBT — 0.2%
Computers — 0.2%
Western Digital Corp. (Acquired 4/13/2016-5/11/16, Cost $683,554) (b) (c) 10.500% 4/01/24	$695,000	743,650

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc. (Acquired 11/18/15, Cost $165,765) (b) (c) 5.875% 5/15/23	101,000	81,557
Valeant Pharmaceuticals International (Acquired 6/16/16-6/27/16, Cost $47,593) (b) (c) 6.375% 10/15/20	54,000	46,440

		127,997

TOTAL CORPORATE DEBT (Cost $814,029)		871,647

TOTAL BONDS & NOTES (Cost $814,029)		871,647

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,149	1,149

TOTAL MUTUAL FUNDS (Cost $1,149)		1,149

TOTAL LONG-TERM INVESTMENTS (Cost $378,632,342)		453,703,329

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$9,080,495	$9,080,495

TOTAL SHORT-TERM INVESTMENTS (Cost $9,080,495)		9,080,495

TOTAL INVESTMENTS — 100.2% (Cost $387,712,837) (e)		462,783,824

Other Assets/(Liabilities) — (0.2)%		(805,971)

NET ASSETS — 100.0%		$461,977,853

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $871,647 or 0.19% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2016, these securities amounted to a value of $871,647 or 0.19% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Maturity value of $9,080,497. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% – 3.125%, maturity dates ranging from 5/15/19 – 9/30/19, and an aggregate market value, including accrued interest, of $9,265,036.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 2.6%
Chemicals — 2.1%
Air Products & Chemicals, Inc.	4,822	$684,917
Albemarle Corp.	2,782	220,640
CF Industries Holdings, Inc.	5,795	139,659
The Dow Chemical Co.	27,799	1,381,888
E.I. du Pont de Nemours & Co.	21,661	1,403,633
Eastman Chemical Co.	3,689	250,483
Ecolab, Inc.	6,522	773,509
FMC Corp.	3,300	152,823
International Flavors & Fragrances, Inc.	1,937	244,198
LyondellBasell Industries NV Class A	8,514	633,612
Monsanto Co.	10,812	1,118,069
The Mosaic Co.	8,727	228,473
PPG Industries, Inc.	6,597	687,078
Praxair, Inc.	7,061	793,586
The Sherwin-Williams Co.	1,942	570,307

		9,282,875

Forest Products & Paper — 0.1%
International Paper Co.	10,082	427,275

Iron & Steel — 0.1%
Nucor Corp.	7,952	392,908

Mining — 0.3%
Alcoa, Inc.	32,585	302,063
Freeport-McMoRan, Inc.	30,689	341,876
Newmont Mining Corp.	13,167	515,093
Vulcan Materials Co.	3,329	400,678

		1,559,710

		11,662,768

Communications — 13.2%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	9,762	225,502
Nielsen Holdings PLC	8,886	461,805
Omnicom Group, Inc.	5,905	481,199

		1,168,506

Internet — 6.5%
Akamai Technologies, Inc. (a)	4,278	239,269
Alphabet, Inc. Class A (a)	7,279	5,120,995
Alphabet, Inc. Class C (a)	7,320	5,066,172
Amazon.com, Inc. (a)	9,587	6,860,649
eBay, Inc. (a)	26,197	613,272
Equinix, Inc.	1,713	664,181
Expedia, Inc.	2,944	312,947
F5 Networks, Inc. (a)	1,673	190,454

	Number of Shares	Value
Facebook, Inc. Class A (a)	57,284	$6,546,416
Netflix, Inc. (a)	10,594	969,139
The Priceline Group, Inc. (a)	1,231	1,536,793
Symantec Corp.	15,049	309,106
TripAdvisor, Inc. (a)	2,850	183,255
VeriSign, Inc. (a)	2,337	202,057
Yahoo!, Inc. (a)	21,585	810,733

		29,625,438

Media — 2.5%
CBS Corp. Class B	10,185	554,471
Comcast Corp. Class A	59,980	3,910,096
Discovery Communications, Inc. Series A (a)	3,792	95,672
Discovery Communications, Inc. Series C (a)	5,804	138,425
News Corp. Class A	9,763	110,810
News Corp. Class B	2,568	29,969
Scripps Networks Interactive Class A	2,374	147,829
TEGNA, Inc.	5,453	126,346
Time Warner, Inc.	19,483	1,432,780
Twenty-First Century Fox, Inc. Class A	27,062	732,027
Twenty-First Century Fox, Inc. Class B	10,747	292,856
Viacom, Inc. Class B	8,654	358,881
The Walt Disney Co.	36,947	3,614,156

		11,544,318

Telecommunications — 3.9%
AT&T, Inc.	152,472	6,588,315
CenturyLink, Inc.	13,653	396,073
Cisco Systems, Inc.	124,639	3,575,893
Corning, Inc.	26,619	545,157
Frontier Communications Corp.	29,586	146,155
Juniper Networks, Inc.	8,567	192,672
Level 3 Communications, Inc. (a)	7,240	372,788
Motorola Solutions, Inc.	3,877	255,766
Verizon Communications, Inc.	100,961	5,637,662

		17,710,481

		60,048,743

Consumer, Cyclical — 9.9%
Airlines — 0.4%
Alaska Air Group, Inc.	3,078	179,417
American Airlines Group, Inc.	14,309	405,088
Delta Air Lines, Inc.	19,135	697,088
Southwest Airlines Co.	15,748	617,479

		1,899,072

Apparel — 0.7%
Hanesbrands, Inc.	9,325	234,337
Michael Kors Holdings Ltd. (a)	4,409	218,157

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nike, Inc. Class B	32,993	$1,821,214
Ralph Lauren Corp.	1,365	122,331
Under Armour, Inc. Class A (a)	4,510	180,986
Under Armour, Inc. Class C (a)	4,542	165,329
VF Corp.	8,197	504,034

		3,246,388

Auto Manufacturers — 0.6%
Ford Motor Co.	96,942	1,218,561
General Motors Co.	34,740	983,142
Paccar, Inc.	8,608	446,497

		2,648,200

Automotive & Parts — 0.3%
BorgWarner, Inc.	5,345	157,784
Delphi Automotive PLC	6,704	419,671
The Goodyear Tire & Rubber Co.	6,449	165,481
Johnson Controls, Inc.	16,127	713,781

		1,456,717

Distribution & Wholesale — 0.3%
Fastenal Co.	7,177	318,587
Genuine Parts Co.	3,650	369,562
LKQ Corp. (a)	7,558	239,589
W.W. Grainger, Inc.	1,391	316,105

		1,243,843

Home Builders — 0.2%
D.R. Horton, Inc.	8,228	259,018
Lennar Corp. Class A	4,471	206,113
PulteGroup, Inc.	7,931	154,575

		619,706

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,759	126,331
Whirlpool Corp.	1,882	313,617

		439,948

Housewares — 0.1%
Newell Brands, Inc.	11,274	547,578

Leisure Time — 0.2%
Carnival Corp.	10,838	479,040
Harley-Davidson, Inc.	4,525	204,982
Royal Caribbean Cruises Ltd.	4,200	282,030

		966,052

Lodging — 0.2%
Marriott International, Inc. Class A	4,657	309,504
Starwood Hotels & Resorts Worldwide, Inc.	4,203	310,812
Wyndham Worldwide Corp.	2,788	198,589
Wynn Resorts Ltd.	2,053	186,084

		1,004,989

Retail — 6.6%
Advance Auto Parts, Inc.	1,821	294,328

	Number of Shares	Value
AutoNation, Inc. (a)	1,746	$82,027
AutoZone, Inc. (a)	733	581,885
Bed Bath & Beyond, Inc.	3,761	162,550
Best Buy Co., Inc.	6,900	211,140
CarMax, Inc. (a)	4,848	237,698
Chipotle Mexican Grill, Inc. (a)	715	287,973
Coach, Inc.	6,919	281,880
Costco Wholesale Corp.	10,854	1,704,512
CVS Health Corp.	26,610	2,547,641
Darden Restaurants, Inc.	2,883	182,609
Dollar General Corp.	7,035	661,290
Dollar Tree, Inc. (a)	5,870	553,189
Foot Locker, Inc.	3,388	185,866
The Gap, Inc.	5,717	121,315
The Home Depot, Inc.	30,842	3,938,215
Kohl’s Corp.	4,462	169,199
L Brands, Inc.	6,235	418,556
Lowe’s Cos., Inc.	21,976	1,739,840
Macy’s, Inc.	7,622	256,175
McDonald’s Corp.	21,780	2,621,005
Nordstrom, Inc.	3,152	119,934
O’Reilly Automotive, Inc. (a)	2,387	647,116
PVH Corp.	2,032	191,475
Ross Stores, Inc.	9,933	563,102
Signet Jewelers Ltd.	1,979	163,089
Staples, Inc.	16,218	139,799
Starbucks Corp.	36,315	2,074,313
Target Corp.	14,590	1,018,674
Tiffany & Co.	2,785	168,882
The TJX Cos., Inc.	16,422	1,268,271
Tractor Supply Co.	3,256	296,882
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,529	372,526
Urban Outfitters, Inc. (a)	2,267	62,343
Wal-Mart Stores, Inc.	37,849	2,763,734
Walgreens Boots Alliance, Inc.	21,416	1,783,310
Yum! Brands, Inc.	10,035	832,102

		29,704,445

Textiles — 0.1%
Cintas Corp.	2,180	213,924
Mohawk Industries, Inc. (a)	1,591	301,908

		515,832

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,796	234,836
Mattel, Inc.	8,466	264,901

		499,737

		44,792,507

Consumer, Non-cyclical — 25.0%
Agriculture — 2.0%
Altria Group, Inc.	48,535	3,346,974
Archer-Daniels-Midland Co.	14,621	627,095

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	38,414	$3,907,472
Reynolds American, Inc.	20,567	1,109,178

		8,990,719

Beverages — 2.3%
Brown-Forman Corp. Class B	2,534	252,792
The Coca-Cola Co.	96,401	4,369,857
Constellation Brands, Inc. Class A	4,397	727,264
Dr. Pepper Snapple Group, Inc.	4,630	447,397
Molson Coors Brewing Co. Class B	4,549	460,040
Monster Beverage Corp. (a)	3,473	558,146
PepsiCo, Inc.	35,814	3,794,135

		10,609,631

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (a)	5,528	645,449
Amgen, Inc.	18,588	2,828,164
Biogen, Inc. (a)	5,438	1,315,017
Celgene Corp. (a)	19,184	1,892,118
Gilead Sciences, Inc.	33,006	2,753,361
Illumina, Inc. (a)	3,659	513,650
Regeneron Pharmaceuticals, Inc. (a)	1,933	675,062
Vertex Pharmaceuticals, Inc. (a)	6,135	527,733

		11,150,554

Commercial Services — 2.3%
Alliance Data Systems Corp. (a)	1,439	281,929
Automatic Data Processing, Inc.	11,320	1,039,968
Equifax, Inc.	2,969	381,220
Global Payments, Inc.	3,803	271,458
H&R Block, Inc.	5,481	126,063
McKesson Corp.	5,574	1,040,387
Moody’s Corp.	4,202	393,769
Paychex, Inc.	7,855	467,372
PayPal Holdings, Inc. (a)	27,261	995,299
Quanta Services, Inc. (a)	3,502	80,966
Robert Half International, Inc.	3,124	119,212
S&P Global, Inc.	6,529	700,301
Total System Services, Inc.	4,235	224,921
United Rentals, Inc. (a)	2,165	145,272
Verisk Analytics, Inc. (a)	3,776	306,158
Visa, Inc. Class A	47,214	3,501,862
The Western Union Co.	12,110	232,270

		10,308,427

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	22,080	1,616,256
The Estee Lauder Cos., Inc. Class A	5,551	505,252
The Procter & Gamble Co.	65,952	5,584,156

		7,705,664

Foods — 2.0%
Campbell Soup Co.	4,472	297,522
ConAgra Foods, Inc.	10,823	517,448
General Mills, Inc.	14,746	1,051,685

	Number of Shares	Value
The Hershey Co.	3,465	$393,243
Hormel Foods Corp.	6,716	245,806
The J.M. Smucker Co.	2,931	446,714
Kellogg Co.	6,240	509,496
The Kraft Heinz Co.	14,726	1,302,956
The Kroger Co.	23,627	869,237
McCormick & Co., Inc.	2,892	308,490
Mondelez International, Inc. Class A	38,446	1,749,677
Sysco Corp.	12,919	655,510
Tyson Foods, Inc. Class A	7,440	496,917
Whole Foods Market, Inc.	7,886	252,510

		9,097,211

Health Care – Products — 4.0%
Baxter International, Inc.	13,691	619,107
Becton, Dickinson & Co.	5,242	888,991
Boston Scientific Corp. (a)	33,547	783,993
C.R. Bard, Inc.	1,798	422,818
Edwards Lifesciences Corp. (a)	5,281	526,674
Henry Schein, Inc. (a)	2,009	355,191
Hologic, Inc. (a)	6,091	210,749
Intuitive Surgical, Inc. (a)	945	625,032
Johnson & Johnson	68,188	8,271,204
Medtronic PLC	34,866	3,025,323
St. Jude Medical, Inc.	7,083	552,474
Stryker Corp.	7,755	929,282
Varian Medical Systems, Inc. (a)	2,321	190,856
Zimmer Biomet Holdings, Inc.	4,936	594,196

		17,995,890

Health Care – Services — 2.3%
Aetna, Inc.	8,731	1,066,317
Anthem, Inc.	6,554	860,802
Centene Corp. (a)	4,192	299,183
Cigna Corp.	6,328	809,921
DaVita HealthCare Partners, Inc. (a)	4,055	313,533
DENTSPLY SIRONA, Inc.	5,765	357,661
HCA Holdings, Inc. (a)	7,408	570,490
Humana, Inc.	3,697	665,016
Laboratory Corporation of America Holdings (a)	2,533	329,974
Quest Diagnostics, Inc.	3,452	281,027
Thermo Fisher Scientific, Inc.	9,740	1,439,183
UnitedHealth Group, Inc.	23,581	3,329,637
Universal Health Services, Inc. Class B	2,190	293,679

		10,616,423

Household Products — 0.5%
Avery Dennison Corp.	2,266	169,383
Church & Dwight Co., Inc.	3,157	324,824
The Clorox Co.	3,231	447,138
Kimberly-Clark Corp.	8,929	1,227,559

		2,168,904

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 5.4%
Abbott Laboratories	36,344	$1,428,683
AbbVie, Inc.	40,085	2,481,662
Allergan PLC (a)	9,798	2,264,220
AmerisourceBergen Corp.	4,538	359,954
Bristol-Myers Squibb Co.	41,366	3,042,469
Cardinal Health, Inc.	8,071	629,619
Eli Lilly & Co.	24,091	1,897,166
Endo International PLC (a)	5,181	80,772
Express Scripts Holding Co. (a)	15,752	1,194,001
Mallinckrodt PLC (a)	2,705	164,410
Mead Johnson Nutrition Co.	4,576	415,272
Merck & Co., Inc.	68,572	3,950,433
Mylan NV (a)	10,568	456,960
Patterson Cos., Inc.	2,083	99,755
Perrigo Co. PLC	3,589	325,415
Pfizer, Inc.	150,284	5,291,500
Zoetis, Inc.	11,212	532,121

		24,614,412

		113,257,835

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	8,277	143,441

Energy — 7.4%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,912	92,694

Oil & Gas — 5.8%
Anadarko Petroleum Corp.	12,616	671,802
Apache Corp.	9,431	525,024
Cabot Oil & Gas Corp.	11,501	296,036
Chesapeake Energy Corp. (a)	13,548	57,985
Chevron Corp.	46,645	4,889,795
Cimarex Energy Co.	2,352	280,641
Concho Resources, Inc. (a)	3,253	387,985
ConocoPhillips	30,741	1,340,307
Devon Energy Corp.	12,911	468,024
Diamond Offshore Drilling, Inc.	1,724	41,945
EOG Resources, Inc.	13,590	1,133,678
EQT Corp.	4,334	335,582
Exxon Mobil Corp.	102,705	9,627,567
Helmerich & Payne, Inc.	2,701	181,318
Hess Corp.	6,590	396,059
Marathon Oil Corp.	20,790	312,058
Marathon Petroleum Corp.	13,078	496,441
Murphy Oil Corp.	4,104	130,302
Newfield Exploration Co. (a)	4,981	220,060
Noble Energy, Inc.	10,677	382,984
Occidental Petroleum Corp.	18,871	1,425,893
Phillips 66	11,538	915,425
Pioneer Natural Resources Co.	4,031	609,527
Range Resources Corp.	4,087	176,313
Southwestern Energy Co. (a)	11,453	144,079

	Number of Shares	Value
Tesoro Corp.	3,033	$227,232
Valero Energy Corp.	11,612	592,212

		26,266,274

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	10,864	490,292
FMC Technologies, Inc. (a)	5,749	153,326
Halliburton Co.	21,191	959,741
National Oilwell Varco, Inc.	9,355	314,796
Schlumberger Ltd.	34,354	2,716,714
Transocean Ltd.	8,651	102,860

		4,737,729

Pipelines — 0.5%
Columbia Pipeline Group, Inc.	10,075	256,812
Kinder Morgan, Inc.	45,372	849,364
ONEOK, Inc.	5,234	248,353
Spectra Energy Corp.	16,962	621,318
The Williams Cos., Inc.	17,009	367,905

		2,343,752

		33,440,449

Financial — 15.7%
Banks — 3.9%
Bank of America Corp.	254,754	3,380,586
The Bank of New York Mellon Corp.	26,545	1,031,273
BB&T Corp.	20,335	724,130
Capital One Financial Corp.	12,634	802,385
Citizens Financial Group, Inc.	12,942	258,581
Comerica, Inc.	4,393	180,684
Fifth Third Bancorp	18,730	329,461
Huntington Bancshares, Inc.	20,049	179,238
KeyCorp	20,867	230,580
M&T Bank Corp.	3,918	463,225
Northern Trust Corp.	5,477	362,906
The PNC Financial Services Group, Inc.	12,328	1,003,376
Regions Financial Corp.	31,606	268,967
State Street Corp.	9,716	523,887
SunTrust Banks, Inc.	12,432	510,707
U.S. Bancorp	40,137	1,618,725
Wells Fargo & Co.	114,470	5,417,865
Zions Bancorp	5,131	128,942

		17,415,518

Diversified Financial — 4.6%
Affiliated Managers Group, Inc. (a)	1,352	190,321
American Express Co.	20,019	1,216,354
Ameriprise Financial, Inc.	4,139	371,889
BlackRock, Inc.	3,102	1,062,528
The Charles Schwab Corp.	29,801	754,263
Citigroup, Inc.	72,763	3,084,424
CME Group, Inc.	8,410	819,134
Discover Financial Services	10,230	548,226
E*TRADE Financial Corp. (a)	6,985	164,078

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Franklin Resources, Inc.	9,153	$305,436
The Goldman Sachs Group, Inc.	9,534	1,416,562
Intercontinental Exchange, Inc.	2,960	757,642
Invesco Ltd.	10,288	262,755
JP Morgan Chase & Co.	90,606	5,630,257
Legg Mason, Inc.	2,684	79,151
MasterCard, Inc. Class A	24,070	2,119,604
Morgan Stanley	37,232	967,287
Nasdaq, Inc.	2,872	185,732
Navient Corp.	8,207	98,074
Synchrony Financial (a)	20,817	526,254
T. Rowe Price Group, Inc.	6,127	447,087

		21,007,058

Insurance — 4.1%
Aflac, Inc.	10,188	735,166
The Allstate Corp.	9,339	653,263
American International Group, Inc.	27,678	1,463,889
Aon PLC	6,540	714,364
Arthur J. Gallagher & Co.	4,369	207,964
Assurant, Inc.	1,515	130,760
Berkshire Hathaway, Inc. Class B (a)	46,437	6,723,613
Chubb Ltd.	11,520	1,505,779
Cincinnati Financial Corp.	3,670	274,846
The Hartford Financial Services Group, Inc.	9,719	431,329
Lincoln National Corp.	5,980	231,845
Loews Corp.	6,562	269,633
Marsh & McLennan Cos., Inc.	12,845	879,369
MetLife, Inc.	27,286	1,086,801
Principal Financial Group, Inc.	6,786	278,972
The Progressive Corp.	14,371	481,429
Prudential Financial, Inc.	11,000	784,740
Torchmark Corp.	2,859	176,743
The Travelers Cos., Inc.	7,285	867,206
Unum Group	5,787	183,969
Willis Towers Watson PLC	3,434	426,881
XL Group PLC	6,902	229,906

		18,738,467

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	7,339	194,337

Real Estate Investment Trusts (REITS) — 3.0%
American Tower Corp.	10,506	1,193,587
Apartment Investment & Management Co. Class A	3,879	171,297
AvalonBay Communities, Inc.	3,416	616,212
Boston Properties, Inc.	3,841	506,628
Crown Castle International Corp.	8,347	846,636
Digital Realty Trust, Inc.	3,624	394,980
Equity Residential	8,948	616,338
Essex Property Trust, Inc.	1,609	366,997
Extra Space Storage, Inc.	3,093	286,226
Federal Realty Investment Trust	1,765	292,196

	Number of Shares	Value
General Growth Properties, Inc.	14,505	$432,539
HCP, Inc.	11,642	411,894
Host Hotels & Resorts, Inc.	18,681	302,819
Iron Mountain, Inc.	5,947	236,869
Kimco Realty Corp.	10,287	322,806
The Macerich Co.	3,113	265,819
Prologis, Inc.	13,045	639,727
Public Storage	3,626	926,769
Realty Income Corp.	6,375	442,170
Simon Property Group, Inc.	7,669	1,663,406
SL Green Realty Corp.	2,519	268,198
UDR, Inc.	6,704	247,512
Ventas, Inc.	8,321	605,935
Vornado Realty Trust	4,440	444,533
Welltower, Inc.	8,819	671,743
Weyerhaeuser Co.	18,441	548,988

		13,722,824

Savings & Loans — 0.0%
People’s United Financial, Inc.	7,864	115,286

		71,193,490

Industrial — 9.8%
Aerospace & Defense — 2.1%
The Boeing Co.	14,828	1,925,712
General Dynamics Corp.	7,106	989,440
Harris Corp.	3,136	261,668
L-3 Communications Holdings, Inc.	1,889	277,098
Lockheed Martin Corp.	6,499	1,612,857
Northrop Grumman Corp.	4,480	995,814
Raytheon Co.	7,395	1,005,350
Rockwell Collins, Inc.	3,202	272,618
TransDigm Group, Inc. (a)	1,327	349,917
United Technologies Corp.	19,300	1,979,215

		9,669,689

Airlines — 0.1%
United Continental Holdings, Inc. (a)	8,313	341,166

Building Materials — 0.2%
Fortune Brands Home & Security, Inc.	3,799	220,228
Martin Marietta Materials, Inc.	1,563	300,096
Masco Corp.	8,355	258,504

		778,828

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,080	267,797
AMETEK, Inc.	5,720	264,435
Emerson Electric Co.	15,999	834,508

		1,366,740

Electronics — 0.6%
Agilent Technologies, Inc.	8,205	363,974
Allegion PLC	2,423	168,229
Amphenol Corp. Class A	7,653	438,746

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FLIR Systems, Inc.	3,454	$106,901
Garmin Ltd.	2,963	125,690
PerkinElmer, Inc.	2,614	137,026
TE Connectivity Ltd.	8,856	505,766
Tyco International PLC	10,548	449,345
Waters Corp. (a)	1,967	276,659

		2,572,336

Engineering & Construction — 0.1%
Fluor Corp.	3,526	173,761
Jacobs Engineering Group, Inc. (a)	3,080	153,415

		327,176

Environmental Controls — 0.2%
Republic Services, Inc.	5,949	305,243
Stericycle, Inc. (a)	2,124	221,151
Waste Management, Inc.	10,144	672,243

		1,198,637

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,445	228,050
Stanley Black & Decker, Inc.	3,741	416,074

		644,124

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	14,416	1,092,877
Ingersoll-Rand PLC	6,302	401,311

		1,494,188

Machinery – Diversified — 0.5%
Cummins, Inc.	3,905	439,078
Deere & Co.	7,368	597,103
Flowserve Corp.	3,273	147,841
Rockwell Automation, Inc.	3,196	366,965
Roper Technologies, Inc.	2,529	431,346
Xylem, Inc.	4,515	201,595

		2,183,928

Manufacturing — 3.6%
3M Co.	15,028	2,631,703
Danaher Corp.	14,869	1,501,769
Dover Corp.	3,887	269,447
Eaton Corp. PLC	11,302	675,068
General Electric Co.	227,795	7,170,987
Honeywell International, Inc.	18,883	2,196,471
Illinois Tool Works, Inc.	8,016	834,947
Leggett & Platt, Inc.	3,376	172,547
Parker Hannifin Corp.	3,289	355,376
Pentair PLC	4,516	263,238
Textron, Inc.	6,599	241,259

		16,312,812

Packaging & Containers — 0.2%
Ball Corp.	4,308	311,425
Owens-Illinois, Inc. (a)	4,067	73,247
Sealed Air Corp.	4,923	226,310

	Number of Shares	Value
WestRock Co.	6,134	$238,429

		849,411

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	3,593	266,780
CSX Corp.	23,469	612,071
Expeditors International of Washington, Inc.	4,443	217,885
FedEx Corp.	6,178	937,697
J.B. Hunt Transport Services, Inc.	2,256	182,578
Kansas City Southern	2,735	246,396
Norfolk Southern Corp.	7,319	623,066
Ryder System, Inc.	1,297	79,299
Union Pacific Corp.	20,835	1,817,854
United Parcel Service, Inc. Class B	17,136	1,845,890

		6,829,516

		44,568,551

Technology — 12.2%
Computers — 4.9%
Accenture PLC Class A	15,501	1,756,108
Apple, Inc.	135,702	12,973,111
Cognizant Technology Solutions Corp. Class A (a)	14,925	854,307
CSRA, Inc.	3,455	80,951
EMC Corp.	48,458	1,316,604
Hewlett Packard Enterprise Co.	41,130	751,445
HP, Inc.	42,523	533,663
International Business Machines Corp.	21,886	3,321,857
NetApp, Inc.	7,290	179,261
Seagate Technology PLC	7,438	181,190
Teradata Corp. (a)	3,324	83,333
Western Digital Corp.	6,995	330,584

		22,362,414

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	4,911	87,416
Xerox Corp.	23,691	224,827

		312,243

Semiconductors — 2.8%
Analog Devices, Inc.	7,607	430,861
Applied Materials, Inc.	27,015	647,550
Broadcom Ltd.	9,211	1,431,389
Intel Corp.	117,093	3,840,650
KLA-Tencor Corp.	3,906	286,115
Lam Research Corp.	3,935	330,776
Linear Technology Corp.	5,948	276,761
Microchip Technology, Inc.	5,269	267,454
Micron Technology, Inc. (a)	25,332	348,568
NVIDIA Corp.	12,473	586,356
Qorvo, Inc. (a)	3,170	175,174
QUALCOMM, Inc.	36,412	1,950,591

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Skyworks Solutions, Inc.	4,631	$293,050
Texas Instruments, Inc.	24,962	1,563,869
Xilinx, Inc.	6,217	286,790

		12,715,954

Software — 4.4%
Activision Blizzard, Inc.	12,627	500,408
Adobe Systems, Inc. (a)	12,420	1,189,712
Autodesk, Inc. (a)	5,624	304,483
CA, Inc.	7,265	238,510
Cerner Corp. (a)	7,458	437,039
Citrix Systems, Inc. (a)	3,828	306,584
The Dun & Bradstreet Corp.	887	108,072
Electronic Arts, Inc. (a)	7,472	566,079
Fidelity National Information Services, Inc.	6,886	507,360
Fiserv, Inc. (a)	5,479	595,732
Intuit, Inc.	6,338	707,384
Microsoft Corp.	194,774	9,966,586
Oracle Corp.	77,139	3,157,299
Red Hat, Inc. (a)	4,426	321,328
Salesforce.com, Inc. (a)	15,783	1,253,328

		20,159,904

		55,550,515

Utilities — 3.7%
Electric — 3.3%
The AES Corp.	16,740	208,915
Alliant Energy Corp.	5,628	223,432
Ameren Corp.	6,066	325,016
American Electric Power Co., Inc.	12,198	854,958
CenterPoint Energy, Inc.	10,653	255,672
CMS Energy Corp.	6,884	315,700
Consolidated Edison, Inc.	7,468	600,726
Dominion Resources, Inc.	15,217	1,185,861
DTE Energy Co.	4,489	444,950
Duke Energy Corp.	17,071	1,464,521
Edison International	8,006	621,826
Entergy Corp.	4,431	360,462
Eversource Energy	7,915	474,108
Exelon Corp.	22,832	830,171
FirstEnergy Corp.	10,612	370,465
NextEra Energy, Inc.	11,410	1,487,864
NRG Energy, Inc.	7,852	117,701
PG&E Corp.	12,293	785,769
Pinnacle West Capital Corp.	2,771	224,617
PPL Corp.	16,770	633,067
Public Service Enterprise Group, Inc.	12,426	579,176
SCANA Corp.	3,568	269,955
The Southern Co.	23,198	1,244,109
TECO Energy, Inc.	5,886	162,689
WEC Energy Group, Inc.	7,869	513,846
Xcel Energy, Inc.	12,687	568,124

		15,123,700

	Number of Shares	Value
Gas — 0.3%
AGL Resources, Inc.	2,993	$197,448
NiSource, Inc.	7,865	208,580
Sempra Energy	5,876	669,982

		1,076,010

Water — 0.1%
American Water Works Co., Inc.	4,406	372,351

		16,572,061

TOTAL COMMON STOCK (Cost $260,211,412)		451,230,360

TOTAL EQUITIES (Cost $260,211,412)		451,230,360

TOTAL LONG-TERM INVESTMENTS (Cost $260,211,412)		451,230,360

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$2,219,521	2,219,521

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	2,836	2,836

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (c) 0.000% 9/15/16	605,000	604,740

TOTAL SHORT-TERM INVESTMENTS (Cost $2,826,974)		2,827,097

TOTAL INVESTMENTS — 100.1% (Cost $263,038,386) (d)		454,057,457

Other Assets/(Liabilities) — (0.1)%		(366,310)

NET ASSETS — 100.0%		$453,691,147

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,219,521. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $2,267,242.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 91.9%

COMMON STOCK — 91.9%
Communications — 12.9%
Internet — 3.1%
Alphabet, Inc. Class C (a)	6,500	$4,498,650

Media — 9.8%
Charter Communications, Inc. Class A (a)	30,109	6,884,122
Tribune Media Co. Class A	183,000	7,169,940

		14,054,062

		18,552,712

Consumer, Cyclical — 13.4%
Auto Manufacturers — 6.5%
General Motors Co.	330,000	9,339,000

Retail — 6.9%
CarMax, Inc. (a)	100,200	4,912,806
Tiffany & Co.	82,500	5,002,800

		9,915,606

		19,254,606

Consumer, Non-cyclical — 7.1%
Health Care – Products — 3.5%
Baxter International, Inc.	111,000	5,019,420

Pharmaceuticals — 3.6%
Quintiles Transnational Holdings, Inc. (a)	79,500	5,192,940

		10,212,360

Financial — 37.0%
Banks — 6.6%
Wells Fargo & Co.	201,000	9,513,330

Diversified Financial — 15.2%
BlackRock, Inc.	20,800	7,124,624
The Goldman Sachs Group, Inc.	44,500	6,611,810
JP Morgan Chase & Co.	131,000	8,140,340

		21,876,774

Insurance — 11.9%
American International Group, Inc.	196,000	10,366,440
Aon PLC	62,000	6,772,260

		17,138,700

Real Estate — 3.3%
CBRE Group, Inc. Class A (a)	175,500	4,647,240

		53,176,044

Industrial — 12.2%
Machinery – Construction & Mining — 5.4%
Caterpillar, Inc.	101,500	7,694,715

	Number of Shares	Value
Machinery – Diversified — 6.8%
Cummins, Inc.	87,500	$9,838,500

		17,533,215

Technology — 9.3%
Semiconductors — 2.6%
Applied Materials, Inc.	156,000	3,739,320

Software — 6.7%
Microsoft Corp.	186,000	9,517,620

		13,256,940

TOTAL COMMON STOCK (Cost $119,699,686)		131,985,877

TOTAL EQUITIES (Cost $119,699,686)		131,985,877

TOTAL LONG-TERM INVESTMENTS (Cost $119,699,686)		131,985,877

	Principal Amount
SHORT-TERM INVESTMENTS — 8.2%
Repurchase Agreement — 8.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$11,868,812	11,868,812

TOTAL SHORT-TERM INVESTMENTS (Cost $11,868,812)		11,868,812

TOTAL INVESTMENTS — 100.1% (Cost $131,568,498) (c)		143,854,689

Other Assets/(Liabilities) — (0.1)%		(181,575)

NET ASSETS — 100.0%		$143,673,114

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $11,868,816. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $12,112,237.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.3%

COMMON STOCK — 94.3%
Bermuda — 0.4%
Kunlun Energy Co. Ltd	1,700,000	$1,422,553

Brazil — 0.5%
Embraer SA Sponsored ADR (Brazil)	84,639	1,838,359

Cayman Islands — 2.3%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	14,260	2,355,039
Cheung Kong Property Holdings Ltd.	367,254	2,316,501
CK Hutchison Holdings Ltd.	288,754	3,177,751

		7,849,291

China — 3.8%
China Life Insurance Co. Ltd.	1,251,000	2,695,667
China Telecom Corp. Ltd. Class H	10,381,643	4,646,155
CRRC Corp. Ltd.	1,616,100	1,456,478
Sinopharm Group Co. Ltd. Class H	568,800	2,740,607
Weichai Power Co. Ltd. Class H	1,090,000	1,127,802

		12,666,709

France — 11.3%
AXA SA	234,467	4,710,350
BNP Paribas	128,360	5,770,806
Cie Generale des Etablissements Michelin Class B	56,000	5,305,129
Compagnie de Saint-Gobain	96,920	3,710,225
Credit Agricole SA	254,240	2,153,510
Sanofi	66,618	5,599,772
Technip SA	57,610	3,133,248
Total SA	119,352	5,755,354
Zodiac Aerospace	73,100	1,720,085

		37,858,479

Germany — 11.7%
Bayer AG	49,610	4,991,370
Deutsche Boerse AG	36,750	3,008,970
Deutsche Lufthansa AG	128,000	1,490,198
Deutsche Post AG	66,911	1,868,061
HeidelbergCement AG	55,120	4,132,915
Infineon Technologies AG	308,437	4,432,387
Lanxess AG	71,470	3,123,133
Merck KGaA	50,900	5,182,033
Metro AG	83,660	2,559,264
MorphoSys AG (a) (b)	20,350	848,772
Muenchener Rueckversicherungs AG	10,850	1,813,342
SAP AG Sponsored ADR (Germany) (b)	20,068	1,505,501
Siemens AG	43,856	4,492,523

		39,448,469

Hong Kong — 2.2%
AIA Group Ltd.	485,200	2,917,438
China Mobile Ltd.	382,500	4,422,891

		7,340,329

	Number of Shares	Value
Ireland — 1.8%
CRH PLC	215,342	$6,209,759

Israel — 1.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	118,139	5,934,122

Italy — 2.5%
Eni SpA	322,850	5,212,305
Intesa Sanpaolo SpA	616,558	1,182,637
UniCredit SpA	846,031	1,888,559

		8,283,501

Japan — 7.3%
Konica Minolta Holdings, Inc.	344,300	2,496,831
Nissan Motor Co. Ltd. (b)	593,270	5,345,952
Omron Corp.	48,900	1,584,452
SoftBank Group Corp.	83,700	4,735,323
Suntory Beverage & Food Ltd.	112,800	5,076,031
Toshiba Corp. (a) (b)	667,000	1,822,432
Toyota Motor Corp. Sponsored ADR (Japan)	33,019	3,301,570

		24,362,591

Luxembourg — 1.0%
Subsea 7 SA (a) (b)	336,440	3,292,977

Netherlands — 5.1%
Akzo Nobel NV	82,060	5,162,649
ING Groep NV	464,630	4,829,280
Koninklijke Philips Electronics NV	66,580	1,661,267
NN Group NV	63,590	1,766,580
QIAGEN NV (a)	69,390	1,502,964
SBM Offshore NV	191,128	2,226,958

		17,149,698

Norway — 1.9%
StatoilHydro ASA (b)	90,840	1,572,931
Telenor ASA	295,106	4,874,348

		6,447,279

Portugal — 1.0%
Galp Energia SGPS SA	242,320	3,365,224

Republic of Korea — 5.9%
Hana Financial Group, Inc.	79,353	1,611,908
Hyundai Mobis	18,195	3,983,596
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	80,916	2,302,869
POSCO ADR (Republic of Korea)	39,911	1,776,040
Samsung Electronics Co., Ltd.	8,124	10,113,233

		19,787,646

Russia — 0.6%
MMC Norilsk Nickel PJSC ADR (Russia)	145,469	1,936,409

Singapore — 3.6%
DBS Group Holdings, Ltd.	385,379	4,540,567
Singapore Telecommunications Ltd.	1,468,000	4,539,690

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Singapore Telecommunications Ltd.	340,700	$1,050,700
United Overseas Bank Ltd.	131,900	1,821,378

		11,952,335

Spain — 1.5%
Repsol YPF SA	81,144	1,029,398
Telefonica SA Sponsored ADR (Spain)	432,139	4,096,678

		5,126,076

Sweden — 0.8%
Getinge AB Class B	128,140	2,631,706

Switzerland — 6.2%
ABB Ltd.	99,000	1,949,955
Credit Suisse Group	264,255	2,815,999
Novartis AG	39,920	3,283,970
Roche Holding AG	25,480	6,727,499
Swiss Re AG	53,250	4,655,448
UBS Group AG	113,520	1,468,790

		20,901,661

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	416,275	2,104,922

Thailand — 1.1%
Bangkok Bank PCL	792,100	3,672,258

United Kingdom — 19.4%
Aviva PLC	657,655	3,534,427
BAE Systems PLC	633,010	4,438,604
Barclays PLC	1,515,590	2,885,412
BP PLC	1,159,074	6,768,217
GlaxoSmithKline PLC	330,734	7,110,215
Glencore PLC	922,750	1,885,304
HSBC Holdings PLC	781,600	4,801,119
Kingfisher PLC	1,039,414	4,486,645
Lloyds Banking Group PLC	3,390,640	2,493,240
Marks & Spencer Group PLC	667,600	2,838,511
Petrofac Ltd.	190,850	1,983,489
Royal Dutch Shell PLC Class A	2,397	65,446
Royal Dutch Shell PLC Class B	226,874	6,238,866
Sky PLC	334,960	3,801,891
Standard Chartered PLC	509,822	3,877,933
Tesco PLC (a)	1,373,370	3,213,009
Vodafone Group PLC Sponsored ADR (United Kingdom) (b)	155,258	4,795,920

		65,218,248

TOTAL COMMON STOCK (Cost $342,102,440)		316,800,601

TOTAL EQUITIES (Cost $342,102,440)		316,800,601

	Number of Shares	Value
MUTUAL FUNDS — 3.6%
United States — 3.6%
State Street Navigator Securities Lending Prime Portfolio (c)	12,090,730	$12,090,730

TOTAL MUTUAL FUNDS (Cost $12,090,730)		12,090,730

TOTAL LONG-TERM INVESTMENTS (Cost $354,193,170)		328,891,331

	Principal Amount
SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreement — 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$12,201,641	12,201,641

TOTAL SHORT-TERM INVESTMENTS (Cost $12,201,641)		12,201,641

TOTAL INVESTMENTS — 101.6% (Cost $366,394,811) (e)		341,092,972

Other Assets/(Liabilities) — (1.6)%		(5,222,650)

NET ASSETS — 100.0%		$335,870,322

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $11,617,380 or 3.46% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $12,201,644. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $12,450,761.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 0.5%
Chemicals — 0.5%
The Sherwin-Williams Co.	3,165	$929,466

Communications — 22.1%
Advertising — 1.5%
Nielsen Holdings PLC	25,631	1,332,043
Omnicom Group, Inc.	17,573	1,432,024

		2,764,067

Internet — 12.4%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	3,986	317,007
Alphabet, Inc. Class C (a)	10,692	7,399,933
Amazon.com, Inc. (a)	6,371	4,559,215
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	4,203	694,125
eBay, Inc. (a)	27,109	634,622
F5 Networks, Inc. (a)	8,877	1,010,558
Facebook, Inc. Class A (a)	49,544	5,661,888
The Priceline Group, Inc. (a)	1,411	1,761,506

		22,038,854

Media — 4.6%
Comcast Corp. Class A	66,048	4,305,669
Discovery Communications, Inc. Series A (a)	32,655	823,886
FactSet Research Systems, Inc.	4,771	770,135
Scripps Networks Interactive Class A	25,626	1,595,731
Viacom, Inc. Class B	16,435	681,559

		8,176,980

Telecommunications — 3.6%
Cisco Systems, Inc.	39,274	1,126,771
Verizon Communications, Inc.	94,665	5,286,094

		6,412,865

		39,392,766

Consumer, Cyclical — 12.9%
Apparel — 0.7%
Michael Kors Holdings Ltd. (a)	23,583	1,166,887

Lodging — 0.7%
Las Vegas Sands Corp.	12,983	564,630
Wyndham Worldwide Corp.	10,165	724,053

		1,288,683

Retail — 11.5%
Costco Wholesale Corp.	7,502	1,178,114
CVS Health Corp.	29,759	2,849,127
Dollar General Corp.	10,039	943,666
Dunkin’ Brands Group, Inc.	20,739	904,635

	Number of Shares	Value
The Home Depot, Inc.	32,437	$4,141,880
Lowe’s Cos., Inc.	31,600	2,501,772
McDonald’s Corp.	19,587	2,357,100
O’Reilly Automotive, Inc. (a)	5,634	1,527,377
Ross Stores, Inc.	16,632	942,868
The TJX Cos., Inc.	22,985	1,775,132
Wal-Mart Stores, Inc.	20,245	1,478,290

		20,599,961

		23,055,531

Consumer, Non-cyclical — 32.3%
Agriculture — 1.8%
Altria Group, Inc.	45,482	3,136,439

Beverages — 3.4%
Anheuser-Busch InBev SA/NV Sponsored ADR (Belgium)	3,705	487,874
Monster Beverage Corp. (a)	3,079	494,826
PepsiCo, Inc.	48,840	5,174,110

		6,156,810

Biotechnology — 3.8%
Amgen, Inc.	22,777	3,465,521
Celgene Corp. (a)	4,826	475,988
Gilead Sciences, Inc.	32,084	2,676,447
Regeneron Pharmaceuticals, Inc. (a)	351	122,580

		6,740,536

Commercial Services — 7.8%
Alliance Data Systems Corp. (a)	3,949	773,688
Experian PLC	23,432	445,080
Gartner, Inc. (a)	9,543	929,584
Global Payments, Inc.	12,861	918,018
Paychex, Inc.	36,335	2,161,933
PayPal Holdings, Inc. (a)	46,314	1,690,924
Vantiv, Inc. Class A (a)	34,109	1,930,569
Verisk Analytics, Inc. (a)	18,994	1,540,034
Visa, Inc. Class A	48,008	3,560,753

		13,950,583

Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co.	32,329	2,366,483
The Estee Lauder Cos., Inc. Class A	19,697	1,792,821

		4,159,304

Foods — 1.7%
The Hershey Co.	16,681	1,893,127
Mondelez International, Inc. Class A	23,209	1,056,241

		2,949,368

Health Care – Products — 4.8%
Becton, Dickinson & Co.	10,577	1,793,753
C.R. Bard, Inc.	6,930	1,629,659
Johnson & Johnson	19,960	2,421,148
Medtronic PLC	19,032	1,651,407

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Varian Medical Systems, Inc. (a)	5,874	$483,019
Zimmer Biomet Holdings, Inc.	4,952	596,122

		8,575,108

Health Care – Services — 1.5%
Aetna, Inc.	16,441	2,007,939
Anthem, Inc.	5,668	744,435

		2,752,374

Pharmaceuticals — 5.2%
Allergan PLC (a)	6,447	1,489,837
AstraZeneca PLC Sponsored ADR (United Kingdom)	16,902	510,272
Bristol-Myers Squibb Co.	51,244	3,768,996
Cardinal Health, Inc.	22,618	1,764,430
Merck & Co., Inc.	29,296	1,687,743

		9,221,278

		57,641,800

Energy — 1.8%
Energy – Alternate Sources — 0.4%
First Solar, Inc. (a)	16,616	805,544

Oil & Gas — 1.4%
BP PLC Sponsored ADR (United Kingdom)	36,920	1,311,029
Chevron Corp.	10,805	1,132,688

		2,443,717

		3,249,261

Financial — 4.3%
Banks — 0.2%
Bank of America Corp.	33,886	449,667

Diversified Financial — 2.7%
Intercontinental Exchange, Inc.	7,370	1,886,425
JP Morgan Chase & Co.	8,289	515,079
MasterCard, Inc. Class A	27,262	2,400,692

		4,802,196

Insurance — 0.4%
American International Group, Inc.	12,166	643,460

Real Estate Investment Trusts (REITS) — 1.0%
Public Storage	6,958	1,778,395

		7,673,718

Industrial — 5.5%
Aerospace & Defense — 0.5%
The Boeing Co.	6,924	899,220

Electrical Components & Equipment — 0.6%
Emerson Electric Co.	19,541	1,019,258

Machinery – Diversified — 1.2%
Cummins, Inc.	6,264	704,324
Rockwell Automation, Inc.	12,863	1,476,930

		2,181,254

	Number of Shares	Value
Manufacturing — 2.6%
Danaher Corp.	19,384	$1,957,784
Honeywell International, Inc.	22,156	2,577,186

		4,534,970

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	15,041	1,116,794

		9,751,496

Technology — 18.7%
Computers — 6.4%
Amdocs Ltd.	20,125	1,161,615
Apple, Inc.	65,233	6,236,275
Cognizant Technology Solutions Corp. Class A (a)	15,214	870,849
IHS, Inc. Class A (a)	13,993	1,617,731
Jack Henry & Associates, Inc.	18,545	1,618,422

		11,504,892

Internet — 1.4%
Check Point Software Technologies Ltd. (a)	30,909	2,462,829

Semiconductors — 4.2%
Cirrus Logic, Inc. (a)	12,725	493,603
Linear Technology Corp.	44,209	2,057,045
Maxim Integrated Products, Inc.	45,356	1,618,755
QUALCOMM, Inc.	22,524	1,206,611
Texas Instruments, Inc.	34,696	2,173,704

		7,549,718

Software — 6.7%
Fiserv, Inc. (a)	17,648	1,918,867
Intuit, Inc.	6,457	720,666
Microsoft Corp.	67,122	3,434,633
Oracle Corp.	107,323	4,392,730
Salesforce.com, Inc. (a)	18,089	1,436,448

		11,903,344

		33,420,783

Utilities — 1.1%
Electric — 1.1%
NextEra Energy, Inc.	14,385	1,875,804

TOTAL COMMON STOCK (Cost $153,037,544)		176,990,625

TOTAL EQUITIES (Cost $153,037,544)		176,990,625

TOTAL LONG-TERM INVESTMENTS (Cost $153,037,544)		176,990,625

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$1,451,646	$1,451,646

TOTAL SHORT-TERM INVESTMENTS (Cost $1,451,646)		1,451,646

TOTAL INVESTMENTS — 100.0% (Cost $154,489,190) (c)		178,442,271

Other Assets/(Liabilities) — (0.0)%		(63,965)

NET ASSETS — 100.0%		$178,378,306

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,451,646. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $1,487,468.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 3.0%
Chemicals — 1.9%
Agrium, Inc.	17,600	$1,591,392
The Dow Chemical Co.	61,240	3,044,241

		4,635,633

Forest Products & Paper — 0.6%
International Paper Co.	33,250	1,409,135

Iron & Steel — 0.5%
Nucor Corp.	25,630	1,266,378

		7,311,146

Communications — 11.6%
Advertising — 1.1%
Nielsen Holdings PLC	51,800	2,692,046

Internet — 1.9%
Liberty Interactive Corp. QVC Group Class A (a)	96,700	2,453,279
Symantec Corp.	104,040	2,136,981

		4,590,260

Media — 3.4%
CBS Corp. Class B	55,780	3,036,663
Comcast Corp. Class A	43,140	2,812,297
Thomson Reuters Corp.	59,600	2,409,032

		8,257,992

Telecommunications — 5.2%
Cisco Systems, Inc.	283,140	8,123,286
Verizon Communications, Inc.	78,040	4,357,754

		12,481,040

		28,021,338

Consumer, Cyclical — 7.4%
Home Builders — 0.9%
PulteGroup, Inc.	115,310	2,247,392

Leisure Time — 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	54,930	2,188,411

Lodging — 1.0%
Hilton Worldwide Holdings, Inc.	109,210	2,460,501

Retail — 4.6%
CVS Health Corp.	29,500	2,824,330
The Home Depot, Inc.	16,710	2,133,700
Lowe’s Cos., Inc.	31,810	2,518,398
PVH Corp.	21,630	2,038,195
Signet Jewelers Ltd.	19,400	1,598,754

		11,113,377

		18,009,681

	Number of Shares	Value
Consumer, Non-cyclical — 17.9%
Agriculture — 1.2%
British American Tobacco PLC	45,169	$2,939,168

Beverages — 0.6%
Diageo PLC Sponsored ADR (United Kingdom)	12,140	1,370,363

Biotechnology — 1.7%
Amgen, Inc.	16,300	2,480,045
Gilead Sciences, Inc.	18,910	1,577,472

		4,057,517

Foods — 2.2%
Ingredion, Inc.	20,000	2,588,200
The Kraft Heinz Co.	29,436	2,604,497

		5,192,697

Health Care – Products — 2.4%
Baxter International, Inc.	31,160	1,409,055
Medtronic PLC	51,709	4,486,790

		5,895,845

Health Care – Services — 1.5%
UnitedHealth Group, Inc.	26,260	3,707,912

Pharmaceuticals — 8.3%
Allergan PLC (a)	12,000	2,773,080
AstraZeneca PLC Sponsored ADR (United Kingdom)	78,540	2,371,123
Bristol-Myers Squibb Co.	54,690	4,022,450
Merck & Co., Inc.	112,810	6,498,984
Pfizer, Inc.	39,649	1,396,041
Roche Holding AG	11,451	3,023,414

		20,085,092

		43,248,594

Energy — 12.0%
Oil & Gas — 10.5%
Anadarko Petroleum Corp.	23,720	1,263,090
Canadian Natural Resources Ltd.	61,100	1,883,713
Chevron Corp.	56,390	5,911,364
EOG Resources, Inc.	41,020	3,421,888
Exxon Mobil Corp.	45,050	4,222,987
Marathon Oil Corp.	185,254	2,780,663
Occidental Petroleum Corp.	24,490	1,850,464
Pioneer Natural Resources Co.	17,770	2,687,002
PrairieSky Royalty Ltd.	1,222	23,192
Southwestern Energy Co. (a)	112,290	1,412,608

		25,456,971

Oil & Gas Services — 1.5%
Halliburton Co.	76,200	3,451,098

		28,908,069

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 23.1%
Banks — 6.7%
M&T Bank Corp.	23,590	$2,789,046
The PNC Financial Services Group, Inc.	58,470	4,758,873
Wells Fargo & Co.	180,580	8,546,852

		16,094,771

Diversified Financial — 10.3%
Ameriprise Financial, Inc.	6,180	555,273
BlackRock, Inc.	10,930	3,743,853
Citigroup, Inc.	116,310	4,930,381
The Goldman Sachs Group, Inc.	14,910	2,215,328
Intercontinental Exchange, Inc.	9,050	2,316,438
Invesco Ltd.	85,000	2,170,900
JP Morgan Chase & Co.	146,390	9,096,674

		25,028,847

Insurance — 6.1%
American International Group, Inc.	43,450	2,298,070
Chubb Ltd.	33,865	4,426,494
Marsh & McLennan Cos., Inc.	46,290	3,169,013
MetLife, Inc.	60,890	2,425,249
Principal Financial Group, Inc.	37,610	1,546,147
Unum Group	27,550	875,815

		14,740,788

		55,864,406

Industrial — 11.5%
Aerospace & Defense — 2.2%
Triumph Group, Inc.	50,530	1,793,815
United Technologies Corp.	34,780	3,566,689

		5,360,504

Building Materials — 1.5%
Fortune Brands Home & Security, Inc.	63,560	3,684,573

Machinery – Construction & Mining — 1.8%
Caterpillar, Inc.	15,600	1,182,636
Ingersoll-Rand PLC	49,250	3,136,240

		4,318,876

Manufacturing — 4.8%
3M Co.	16,890	2,957,777
Eaton Corp. PLC	60,720	3,626,806
General Electric Co.	159,470	5,020,115

		11,604,698

Transportation — 1.2%
Union Pacific Corp.	32,000	2,792,000

		27,760,651

Technology — 7.9%
Semiconductors — 5.3%
Analog Devices, Inc.	21,290	1,205,866
Intel Corp.	152,750	5,010,200
Maxim Integrated Products, Inc.	96,730	3,452,294

	Number of Shares	Value
QUALCOMM, Inc.	57,860	$3,099,560

		12,767,920

Software — 2.6%
Microsoft Corp.	124,090	6,349,685

		19,117,605

Utilities — 3.8%
Electric — 3.8%
Dominion Resources, Inc.	18,300	1,426,119
Edison International	33,880	2,631,460
Eversource Energy	57,570	3,448,443
NextEra Energy, Inc.	13,590	1,772,136

		9,278,158

TOTAL COMMON STOCK (Cost $193,084,456)		237,519,648

TOTAL EQUITIES (Cost $193,084,456)		237,519,648

TOTAL LONG-TERM INVESTMENTS (Cost $193,084,456)		237,519,648

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$4,367,128	4,367,128

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	15,760	15,760

TOTAL SHORT-TERM INVESTMENTS (Cost $4,382,888)		4,382,888

TOTAL INVESTMENTS — 100.0% (Cost $197,467,344) (c)		241,902,536

Other Assets/(Liabilities) — 0.0%		53,736

NET ASSETS — 100.0%		$241,956,272

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,367,129. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $4,455,549.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	80.5%
Ireland	5.8%
United Kingdom	3.9%
Switzerland	3.1%
Bermuda	2.5%
Canada	2.4%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Austria — 0.4%
Erste Group Bank AG	38,097	$871,216

Bermuda — 0.2%
Credicorp Ltd.	3,934	607,134

Brazil — 0.8%
AMBEV SA	231,831	1,374,834
Itau Unibanco Holding SA Sponsored ADR (Brazil)	60,842	574,349

		1,949,183

Canada — 1.7%
Canadian National Railway Co.	74,661	4,409,479

Cayman Islands — 0.2%
Sands China Ltd.	130,800	441,979

Czech Republic — 0.2%
Komercni Banka AS	9,885	370,377

Denmark — 0.9%
Carlsberg A/S Class B	24,885	2,361,596

France — 7.4%
Air Liquide	10,093	1,057,760
Danone SA	63,506	4,477,976
Hermes International	1,226	462,041
Legrand SA	40,032	2,065,449
LVMH Moet Hennessy Louis Vuitton SE	26,690	4,041,322
Pernod-Ricard SA (a)	36,327	4,046,364
Schneider Electric SE	44,433	2,629,596

		18,780,508

Germany — 6.3%
Bayer AG	64,385	6,477,915
Brenntag AG	17,175	829,976
Deutsche Boerse AG	16,128	1,320,508
Linde AG	24,370	3,391,899
Merck KGaA	22,258	2,266,045
MTU Aero Engines AG	18,296	1,711,562

		15,997,905

Ireland — 4.5%
Accenture PLC Class A	52,279	5,922,688
Medtronic PLC	61,804	5,362,733

		11,285,421

Israel — 0.5%
Check Point Software Technologies Ltd. (b)	15,338	1,222,132

Japan — 1.1%
Hoya Corp.	38,000	1,352,956
Inpex Corp.	30,000	234,046

	Number of Shares	Value
Kubota Corp.	61,600	$825,032
Lawson, Inc.	3,800	301,258

		2,713,292

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV Class O	170,321	951,913

Netherlands — 2.2%
Akzo Nobel NV	43,151	2,714,764
Heineken NV	31,288	2,891,102

		5,605,866

Netherlands Antilles — 0.9%
Schlumberger Ltd.	29,448	2,328,748

Republic of Korea — 0.7%
Samsung Electronics Co., Ltd.	1,379	1,716,660

Spain — 0.4%
Aena SA (c)	8,257	1,087,270

Sweden — 1.7%
Svenska Cellulosa AB Class B	137,652	4,389,558

Switzerland — 7.7%
Adecco Group AG	32,696	1,647,086
Cie Financiere Richemont SA	31,773	1,863,964
Julius Baer Group Ltd.	23,744	954,188
Nestle SA	89,204	6,880,812
Roche Holding AG	11,717	3,093,646
Sonova Holding AG	11,147	1,481,021
Swiss Re AG	8,804	769,701
UBS Group AG	226,865	2,935,316

		19,625,734

Thailand — 0.2%
Kasikornbank PCL	116,300	571,875

United Kingdom — 10.2%
Burberry Group PLC	80,849	1,263,819
Compass Group PLC	161,630	3,080,925
Delphi Automotive PLC	22,087	1,382,646
Diageo PLC	182,667	5,111,243
Reckitt Benckiser Group PLC	64,580	6,497,109
Sky PLC	170,790	1,938,515
Standard Chartered PLC	159,616	1,214,110
Whitbread PLC	29,972	1,400,885
William Hill PLC	139,206	482,164
WPP PLC	169,799	3,525,487

		25,896,903

United States — 50.8%
3M Co.	25,702	4,500,934
American Express Co.	50,480	3,067,165
Amphenol Corp. Class A	30,229	1,733,029
AutoZone, Inc. (b)	2,704	2,146,543
The Bank of New York Mellon Corp.	110,153	4,279,444

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Charter Communications, Inc. Class A (b)	7,424	$1,697,423
Cisco Systems, Inc.	64,107	1,839,230
Cognizant Technology Solutions Corp. Class A (b)	17,063	976,686
Colgate-Palmolive Co.	49,817	3,646,604
The Cooper Cos., Inc.	15,881	2,724,703
DENTSPLY SIRONA, Inc.	21,363	1,325,361
eBay, Inc. (b)	61,192	1,432,505
Franklin Resources, Inc.	64,333	2,146,792
The Goldman Sachs Group, Inc.	17,597	2,614,562
Harley-Davidson, Inc. (a)	25,931	1,174,674
Honeywell International, Inc.	57,327	6,668,277
International Flavors & Fragrances, Inc.	14,232	1,794,228
Johnson & Johnson	13,397	1,625,056
Kellogg Co.	56,501	4,613,307
Microchip Technology, Inc. (a)	37,936	1,925,631
Monsanto Co.	24,747	2,559,087
National Oilwell Varco, Inc.	24,746	832,703
NOW, Inc. (b)	14,466	262,413
Omnicom Group, Inc.	33,525	2,731,952
Oracle Corp.	114,673	4,693,566
PayPal Holdings, Inc. (b)	33,940	1,239,149
Praxair, Inc.	20,493	2,303,208
Sally Beauty Holdings, Inc. (b)	63,465	1,866,506
St. Jude Medical, Inc.	58,301	4,547,478
State Street Corp.	76,629	4,131,836
Stryker Corp.	43,747	5,242,203
Thermo Fisher Scientific, Inc.	49,219	7,272,599
Time Warner, Inc.	89,742	6,599,627
Union Pacific Corp.	19,684	1,717,429
United Parcel Service, Inc. Class B	39,279	4,231,134
United Technologies Corp.	38,405	3,938,433
Urban Outfitters, Inc. (b)	58,406	1,606,165
Visa, Inc. Class A	70,425	5,223,422
W.W. Grainger, Inc. (a)	8,374	1,902,992
The Walt Disney Co.	58,614	5,733,622
Waters Corp. (b)	19,866	2,794,153
Wynn Resorts Ltd. (a)	5,291	479,576
Zimmer Biomet Holdings, Inc.	41,275	4,968,685

		128,810,092

TOTAL COMMON STOCK (Cost $216,598,694)		251,994,841

TOTAL EQUITIES (Cost $216,598,694)		251,994,841

	Number of Shares	Value
MUTUAL FUNDS — 2.8%
United States — 2.8%
State Street Navigator Securities Lending Prime Portfolio (d)	7,088,408	$7,088,408

TOTAL MUTUAL FUNDS (Cost $7,088,408)		7,088,408

TOTAL LONG-TERM INVESTMENTS (Cost $223,687,102)		259,083,249

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (e)	$989,156	989,156

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	21,508	21,508

TOTAL SHORT-TERM INVESTMENTS (Cost $1,010,664)		1,010,664

TOTAL INVESTMENTS — 102.6% (Cost $224,697,766) (f)		260,093,913

Other Assets/(Liabilities) — (2.6)%		(6,570,160)

NET ASSETS — 100.0%		$253,523,753

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $6,831,569 or 2.69% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $1,087,270 or 0.43% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $989,156. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $1,009,102.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.1%
Basic Materials — 2.7%
Chemicals — 2.7%
Monsanto Co.	19,348	$2,000,778
The Sherwin-Williams Co.	4,499	1,321,221

		3,321,999

Communications — 9.9%
Internet — 4.0%
Alphabet, Inc. Class A (a)	3,940	2,771,908
Alphabet, Inc. Class C (a)	3,163	2,189,113

		4,961,021

Media — 5.9%
Comcast Corp. Class A	37,276	2,430,022
Time Warner, Inc.	27,085	1,991,831
Twenty-First Century Fox, Inc. Class A	51,769	1,400,352
The Walt Disney Co.	14,932	1,460,648

		7,282,853

		12,243,874

Consumer, Cyclical — 9.2%
Apparel — 1.3%
Nike, Inc. Class B	10,979	606,041
VF Corp.	16,977	1,043,916

		1,649,957

Distribution & Wholesale — 1.1%
W.W. Grainger, Inc.	5,806	1,319,413

Housewares — 2.1%
Newell Brands, Inc.	51,760	2,513,983

Retail — 4.7%
AutoZone, Inc. (a)	2,138	1,697,230
Costco Wholesale Corp.	7,390	1,160,525
Ross Stores, Inc.	34,671	1,965,499
Target Corp.	13,891	969,870

		5,793,124

		11,276,477

Consumer, Non-cyclical — 27.4%
Beverages — 1.9%
Diageo PLC	32,301	903,821
Pernod-Ricard SA	12,277	1,367,501

		2,271,322

Commercial Services — 5.0%
Aramark	18,379	614,226
Gartner, Inc. (a)	9,142	890,522
McKesson Corp.	7,160	1,336,414
Visa, Inc. Class A	44,810	3,323,558

		6,164,720

	Number of Shares	Value
Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	18,584	$1,360,349
The Estee Lauder Cos., Inc. Class A	5,974	543,753
The Procter & Gamble Co.	9,424	797,930

		2,702,032

Foods — 3.6%
Danone SA	24,421	1,721,989
General Mills, Inc.	9,761	696,155
Mondelez International, Inc. Class A	45,421	2,067,110

		4,485,254

Health Care – Products — 6.1%
Johnson & Johnson	23,585	2,860,860
Medtronic PLC	20,684	1,794,751
St. Jude Medical, Inc.	14,343	1,118,754
Stryker Corp.	14,934	1,789,541

		7,563,906

Health Care – Services — 2.5%
Thermo Fisher Scientific, Inc.	20,809	3,074,738

Household Products — 0.6%
Kimberly-Clark Corp.	5,398	742,117

Pharmaceuticals — 5.5%
Abbott Laboratories	18,715	735,687
Allergan PLC (a)	6,082	1,405,489
Bristol-Myers Squibb Co.	18,951	1,393,846
Eli Lilly & Co.	22,904	1,803,690
Mead Johnson Nutrition Co.	8,528	773,916
Zoetis, Inc.	13,063	619,970

		6,732,598

		33,736,687

Diversified — 1.1%
Holding Company – Diversified — 1.1%
LVMH Moet Hennessy Louis Vuitton SE	8,948	1,354,880

Energy — 5.2%
Oil & Gas — 2.0%
EOG Resources, Inc.	23,559	1,965,292
Occidental Petroleum Corp.	6,576	496,882

		2,462,174

Oil & Gas Services — 2.3%
National Oilwell Varco, Inc.	6,839	230,132
Schlumberger Ltd.	32,468	2,567,570

		2,797,702

Pipelines — 0.9%
Enterprise Products Partners LP	39,154	1,145,646

		6,405,522

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 20.2%
Banks — 4.8%
Bank of America Corp.	176,280	$2,339,235
BB&T Corp.	22,310	794,459
State Street Corp.	10,316	556,239
Wells Fargo & Co.	47,805	2,262,611

		5,952,544

Diversified Financial — 11.8%
American Express Co.	30,008	1,823,286
BlackRock, Inc.	5,545	1,899,329
The Blackstone Group LP	20,292	497,966
The Goldman Sachs Group, Inc.	12,651	1,879,686
JP Morgan Chase & Co.	63,154	3,924,389
MasterCard, Inc. Class A	22,114	1,947,359
Morgan Stanley	36,394	945,516
Nasdaq, Inc.	24,390	1,577,301

		14,494,832

Insurance — 1.2%
Chubb Ltd.	11,114	1,452,711

Real Estate Investment Trusts (REITS) — 2.4%
American Tower Corp.	26,408	3,000,213

		24,900,300

Industrial — 9.9%
Aerospace & Defense — 1.3%
United Technologies Corp.	15,987	1,639,467

Engineering & Construction — 0.8%
Fluor Corp.	19,728	972,196

Manufacturing — 4.9%
Danaher Corp.	38,530	3,891,530

Honeywell International, Inc.	18,001	2,093,876

		5,985,406

Packaging & Containers — 1.3%
Crown Holdings, Inc. (a)	32,517	1,647,637

Transportation — 1.6%
Canadian National Railway Co.	33,355	1,969,946

		12,214,652

Technology — 11.4%
Computers — 6.1%
Accenture PLC Class A	21,041	2,383,735
Apple, Inc.	11,818	1,129,801
Cognizant Technology Solutions Corp. Class A (a)	39,807	2,278,552
EMC Corp.	29,352	797,494
Hewlett Packard Enterprise Co.	53,127	970,630

		7,560,212

Semiconductors — 2.7%
Broadcom Ltd.	15,417	2,395,802
Texas Instruments, Inc.	13,947	873,779

		3,269,581

	Number of Shares	Value
Software — 2.6%
Adobe Systems, Inc. (a)	8,480	$812,299
Fidelity National Information Services, Inc.	31,630	2,330,499

		3,142,798

		13,972,591

Utilities — 1.1%
Electric — 1.1%
American Electric Power Co., Inc.	12,051	844,655
CMS Energy Corp.	11,535	528,995

		1,373,650

TOTAL COMMON STOCK (Cost $87,684,169)		120,800,632

PREFERRED STOCK — 0.3%
Utilities — 0.3%
Electric — 0.3%
Exelon Corp. 6.500%	7,560	373,010

TOTAL PREFERRED STOCK (Cost $382,467)		373,010

TOTAL EQUITIES (Cost $88,066,636)		121,173,642

TOTAL LONG-TERM INVESTMENTS (Cost $88,066,636)		121,173,642

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$2,067,902	2,067,902

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	8,180	8,180

TOTAL SHORT-TERM INVESTMENTS (Cost $2,076,082)		2,076,082

TOTAL INVESTMENTS — 100.1% (Cost $90,142,718) (c)		123,249,724

Other Assets/(Liabilities) — (0.1)%		(98,279)

NET ASSETS — 100.0%		$123,151,445

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,067,902. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $2,112,783.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 3.3%
Chemicals — 2.8%
The Dow Chemical Co.	61,400	$3,052,194
E.I. du Pont de Nemours & Co.	54,270	3,516,696
Praxair, Inc.	6,750	758,633

		7,327,523

Forest Products & Paper — 0.5%
International Paper Co.	28,290	1,198,930

		8,526,453

Communications — 5.3%
Advertising — 0.5%
Nielsen Holdings PLC	26,100	1,356,417

Media — 1.7%
Comcast Corp. Class A	67,310	4,387,939

Telecommunications — 3.1%
BCE, Inc.	16,570	783,927
Motorola Solutions, Inc.	29,110	1,920,387
SK Telecom Co. Ltd. ADR (South Korea)	48,320	1,010,854
Verizon Communications, Inc.	76,680	4,281,811

		7,996,979

		13,741,335

Consumer, Cyclical — 5.6%
Retail — 5.6%
Dollar General Corp.	63,310	5,951,140
The Gap, Inc.	83,150	1,764,443
The Home Depot, Inc.	39,230	5,009,279
McDonald’s Corp.	15,542	1,870,324

		14,595,186

Consumer, Non-cyclical — 22.1%
Agriculture — 1.8%
Altria Group, Inc.	23,290	1,606,078
Philip Morris International, Inc.	14,030	1,427,132
Reynolds American, Inc.	30,908	1,666,868

		4,700,078

Beverages — 2.0%
The Coca-Cola Co.	72,220	3,273,733
Diageo PLC	67,460	1,887,612

		5,161,345

Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	33,320	2,821,204

Foods — 2.6%
The Kroger Co.	93,370	3,435,082
Mondelez International, Inc. Class A	32,070	1,459,506
Unilever NV NY Shares	41,030	1,925,948

		6,820,536

	Number of Shares	Value
Health Care – Products — 2.4%
Becton, Dickinson & Co.	10,690	$1,812,917
Johnson & Johnson	36,980	4,485,674

		6,298,591

Health Care – Services — 5.4%
Aetna, Inc.	32,936	4,022,474
Anthem, Inc.	28,230	3,707,728
Quest Diagnostics, Inc.	36,010	2,931,574
UnitedHealth Group, Inc.	23,543	3,324,272

		13,986,048

Pharmaceuticals — 6.8%
AstraZeneca PLC	49,081	2,921,743
Merck & Co., Inc.	93,000	5,357,730
Pfizer, Inc.	266,830	9,395,084

		17,674,557

		57,462,359

Energy — 11.8%
Oil & Gas — 10.9%
Anadarko Petroleum Corp.	12,930	688,522
Chevron Corp.	34,908	3,659,406
ConocoPhillips	29,210	1,273,556
Exxon Mobil Corp.	66,550	6,238,397
Hess Corp.	29,310	1,761,531
Marathon Oil Corp.	54,710	821,197
Marathon Petroleum Corp.	44,770	1,699,469
Occidental Petroleum Corp.	72,664	5,490,492
Pioneer Natural Resources Co.	3,960	598,792
Suncor Energy, Inc.	71,490	1,982,418
Total SA Sponsored ADR (France)	84,353	4,057,379

		28,271,159

Oil & Gas Services — 0.5%
Schlumberger Ltd.	15,010	1,186,991

Pipelines — 0.4%
Spectra Energy Corp.	30,860	1,130,402

		30,588,552

Financial — 22.7%
Banks — 8.2%
Bank of America Corp.	415,520	5,513,950
SunTrust Banks, Inc.	106,132	4,359,903
U.S. Bancorp	93,800	3,782,954
Wells Fargo & Co.	160,230	7,583,686

		21,240,493

Diversified Financial — 9.0%
American Express Co.	11,633	706,821
Citigroup, Inc.	125,220	5,308,076
CME Group, Inc.	23,850	2,322,990
The Goldman Sachs Group, Inc.	13,110	1,947,884
Invesco Ltd.	65,404	1,670,418

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
JP Morgan Chase & Co.	133,700	$8,308,118
Morgan Stanley	122,670	3,186,966

		23,451,273

Insurance — 5.1%
The Allstate Corp.	18,680	1,306,666
American International Group, Inc.	61,930	3,275,478
Marsh & McLennan Cos., Inc.	9,740	666,800
MetLife, Inc.	65,760	2,619,221
Prudential Financial, Inc.	40,090	2,860,021
The Travelers Cos., Inc.	22,150	2,636,736

		13,364,922

Real Estate Investment Trusts (REITS) — 0.4%
Weyerhaeuser Co.	35,290	1,050,583

		59,107,271

Industrial — 11.4%
Aerospace & Defense — 4.4%
Lockheed Martin Corp.	13,030	3,233,655
Northrop Grumman Corp.	17,300	3,845,444
Raytheon Co.	32,100	4,363,995

		11,443,094

Machinery – Diversified — 0.2%
Rockwell Automation, Inc.	5,990	687,772

Manufacturing — 5.2%
3M Co.	6,630	1,161,046
General Electric Co.	268,230	8,443,880
Honeywell International, Inc.	34,110	3,967,675

		13,572,601

Transportation — 1.6%
Union Pacific Corp.	16,649	1,452,625
United Parcel Service, Inc. Class B	24,490	2,638,063

		4,090,688

		29,794,155

Technology — 8.9%
Computers — 0.3%
Lenovo Group Ltd.	1,464,000	884,535

Semiconductors — 4.9%
Intel Corp.	190,190	6,238,232
NVIDIA Corp.	9,040	424,970
QUALCOMM, Inc.	56,010	3,000,456
Samsung Electronics Co., Ltd. (a)	5,100	3,183,081

		12,846,739

Software — 3.7%
Microsoft Corp.	100,630	5,149,237
Oracle Corp.	107,750	4,410,208

		9,559,445

		23,290,719

	Number of Shares	Value
Utilities — 5.5%
Electric — 5.1%
CMS Energy Corp.	39,070	$1,791,750
Dominion Resources, Inc.	37,590	2,929,389
DTE Energy Co.	4,286	424,828
Exelon Corp.	53,450	1,943,442
NextEra Energy, Inc.	28,170	3,673,368
Public Service Enterprise Group, Inc.	52,170	2,431,644

		13,194,421

Water — 0.4%
American Water Works Co., Inc.	14,120	1,193,281

		14,387,702

TOTAL COMMON STOCK (Cost $210,945,679)		251,493,732

TOTAL EQUITIES (Cost $210,945,679)		251,493,732

TOTAL LONG-TERM INVESTMENTS (Cost $210,945,679)		251,493,732

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$7,782,404	7,782,404

TOTAL SHORT-TERM INVESTMENTS (Cost $7,782,404)		7,782,404

TOTAL INVESTMENTS — 99.6% (Cost $218,728,083) (c)		259,276,136

Other Assets/(Liabilities) — 0.4%		927,722

NET ASSETS — 100.0%		$260,203,858

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, these securities amounted to a value of $3,183,081 or 1.22% of net assets.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Maturity value of $7,782,406. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $7,938,266.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.2%

COMMON STOCK — 96.2%
Australia — 2.5%
AMP Ltd.	456,300	$1,771,165
Orica Ltd.	208,059	1,927,562

		3,698,727

Cayman Islands — 3.3%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	16,435	2,714,240
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (b)	173,200	2,178,856

		4,893,096

France — 12.5%
BNP Paribas	106,850	4,803,760
Bureau Veritas SA	102,900	2,172,545
Danone SA	23,375	1,648,233
Kering	18,280	2,981,221
LVMH Moet Hennessy Louis Vuitton SE	13,040	1,974,479
Pernod-Ricard SA (b)	14,440	1,608,432
Safran SA	24,870	1,690,234
Valeo SA	34,710	1,550,236

		18,429,140

Germany — 6.1%
Allianz SE	26,080	3,715,671
Continental AG	5,850	1,099,380
Daimler AG	71,300	4,252,027

		9,067,078

Indonesia — 2.4%
Bank Mandari Tbk PT	4,850,300	3,516,146

Ireland — 3.0%
Experian PLC	106,100	2,015,322
Willis Towers Watson PLC	19,024	2,364,874

		4,380,196

Israel — 0.2%
Check Point Software Technologies Ltd. (a)	2,800	223,104

Italy — 6.4%
Exor SpA	65,800	2,430,755
Intesa Sanpaolo SpA	2,351,900	4,511,243
Prada SpA	801,400	2,482,381

		9,424,379

Japan — 16.9%
Daiwa Securities Group, Inc.	726,000	3,816,005
Honda Motor Co. Ltd.	237,700	6,001,655
Komatsu Ltd.	121,600	2,112,426
Nomura Holdings, Inc.	1,228,000	4,400,470
Omron Corp.	85,400	2,767,120

	Number of Shares	Value
Sumitomo Mitsui Financial Group, Inc.	68,300	$1,958,179
Toyota Motor Corp.	78,700	3,934,750

		24,990,605

Mexico — 1.6%
Grupo Televisa SAB Sponsored ADR (Mexico)	91,000	2,369,640

Netherlands — 6.1%
Akzo Nobel NV	8,761	551,182
ASML Holding NV	17,080	1,693,022
CNH Industrial NV	671,200	4,879,885
Koninklijke Philips Electronics NV (b)	75,415	1,881,713

		9,005,802

Republic of Korea — 1.8%
Samsung Electronics Co., Ltd.	2,105	2,620,428

Sweden — 4.1%
Atlas Copco AB Class B	52,500	1,239,491
Hennes & Mauritz AB Class B	87,200	2,555,459
SKF AB Class B	143,500	2,291,346

		6,086,296

Switzerland — 12.3%
Cie Financiere Richemont SA	54,550	3,200,177
Credit Suisse Group	576,223	6,140,445
Kuehne & Nagel International AG	11,260	1,574,246
LafargeHolcim Ltd.	104,770	4,376,411
Nestle SA	4,150	320,113
The Swatch Group AG (b)	8,845	2,571,257

		18,182,649

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	209,000	1,056,822

United Kingdom — 16.3%
Ashtead Group PLC	223,400	3,206,041
Diageo PLC	82,300	2,302,853
G4S PLC	603,800	1,494,659
Glencore PLC	3,384,600	6,915,200
Lloyds Banking Group PLC	4,744,200	3,488,554
Meggitt PLC	251,838	1,366,130
Schroders PLC	74,000	2,336,659
Smiths Group PLC	117,500	1,809,821
Wolseley PLC	15,400	798,108
WPP PLC	17,600	365,424

		24,083,449

TOTAL COMMON STOCK (Cost $176,722,595)		142,027,557

TOTAL EQUITIES (Cost $176,722,595)		142,027,557

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 2.4%
United States — 2.4%
State Street Navigator Securities Lending Prime Portfolio (c)	3,506,546	$3,506,546

TOTAL MUTUAL FUNDS (Cost $3,506,546)		3,506,546

TOTAL LONG-TERM INVESTMENTS (Cost $180,229,141)		145,534,103

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$5,233,919	5,233,919

TOTAL SHORT-TERM INVESTMENTS (Cost $5,233,919)		5,233,919

TOTAL INVESTMENTS — 102.1% (Cost $185,463,060) (e)		150,768,022

Other Assets/(Liabilities) — (2.1)%		(3,084,676)

NET ASSETS — 100.0%		$147,683,346

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $3,366,072 or 2.28% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $5,233,920. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $5,339,804.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 7.1%
Chemicals — 3.0%
PPG Industries, Inc.	20,310	$2,115,286
The Sherwin-Williams Co.	11,780	3,459,433

		5,574,719

Iron & Steel — 1.7%
Nucor Corp.	34,580	1,708,598
Steel Dynamics, Inc.	56,230	1,377,635

		3,086,233

Mining — 2.4%
Vulcan Materials Co.	36,110	4,346,199

		13,007,151

Communications — 20.1%
Internet — 14.6%
Alphabet, Inc. Class A (a)	12,650	8,899,654
Amazon.com, Inc. (a)	9,190	6,576,548
Facebook, Inc. Class A (a)	59,280	6,774,518
The Priceline Group, Inc. (a)	3,480	4,344,467

		26,595,187

Media — 4.1%
CBS Corp. Class B	79,090	4,305,660
Comcast Corp. Class A	48,000	3,129,120

		7,434,780

Telecommunications — 1.4%
Palo Alto Networks, Inc. (a)	20,580	2,523,931

		36,553,898

Consumer, Cyclical — 21.2%
Airlines — 1.8%
Delta Air Lines, Inc.	91,190	3,322,052

Apparel — 1.2%
Nike, Inc. Class B	40,850	2,254,920

Distribution & Wholesale — 1.8%
HD Supply Holdings, Inc. (a)	90,960	3,167,227

Housewares — 1.4%
Newell Brands, Inc.	52,790	2,564,010

Leisure Time — 2.2%
Polaris Industries, Inc.	25,320	2,070,163
Royal Caribbean Cruises Ltd.	29,260	1,964,809

		4,034,972

Retail — 11.2%
Coach, Inc.	71,650	2,919,021
Costco Wholesale Corp.	26,150	4,106,596
The Home Depot, Inc.	52,000	6,639,880
Starbucks Corp.	72,860	4,161,763

	Number of Shares	Value
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,220	$2,490,001

		20,317,261

Textiles — 1.6%
Mohawk Industries, Inc. (a)	15,490	2,939,383

		38,599,825

Consumer, Non-cyclical — 20.3%
Beverages — 3.0%
Constellation Brands, Inc. Class A	12,510	2,069,154
Monster Beverage Corp. (a)	20,600	3,310,626

		5,379,780

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc. (a)	21,010	2,453,128

Commercial Services — 3.2%
Visa, Inc. Class A	78,070	5,790,452

Cosmetics & Personal Care — 1.4%
The Estee Lauder Cos., Inc. Class A	28,450	2,589,519

Health Care – Products — 2.3%
Boston Scientific Corp. (a)	179,130	4,186,268

Household Products — 1.8%
Spectrum Brands Holdings, Inc.	27,250	3,251,197

Pharmaceuticals — 7.3%
Allergan PLC (a)	20,760	4,797,428
Bristol-Myers Squibb Co.	50,760	3,733,398
Endo International PLC (a)	49,990	779,344
Shire PLC Sponsored ADR (Ireland)	21,720	3,998,218

		13,308,388

		36,958,732

Energy — 4.9%
Oil & Gas — 3.7%
Cimarex Energy Co.	16,120	1,923,438
Concho Resources, Inc. (a)	18,700	2,230,349
Continental Resources, Inc. (a)	57,060	2,583,106

		6,736,893

Oil & Gas Services — 1.2%
Halliburton Co.	49,140	2,225,551

Financial — 7.7%
Banks — 1.4%
Signature Bank (a)	21,340	2,665,793

Diversified Financial — 6.3%
The Charles Schwab Corp.	76,890	1,946,086
CME Group, Inc.	21,590	2,102,866
The Goldman Sachs Group, Inc.	12,250	1,820,105
Intercontinental Exchange, Inc.	11,730	3,002,411
MasterCard, Inc. Class A	28,860	2,541,411

		11,412,879

		14,078,672

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 8.0%
Aerospace & Defense — 1.5%
Raytheon Co.	20,770	$2,823,682

Hand & Machine Tools — 1.2%
Snap-on, Inc.	13,620	2,149,508

Machinery – Construction & Mining — 1.6%
Ingersoll-Rand PLC	45,060	2,869,421

Manufacturing — 1.9%
Dover Corp.	48,990	3,395,987

Transportation — 1.8%
Union Pacific Corp.	38,160	3,329,460

		14,568,058

Technology — 7.9%
Semiconductors — 4.1%
Applied Materials, Inc.	141,800	3,398,946
Intel Corp.	67,930	2,228,104
NXP Semiconductor NV (a)	23,400	1,833,156

		7,460,206

Software — 3.8%
Salesforce.com, Inc. (a)	57,060	4,531,135
Servicenow, Inc. (a)	35,530	2,359,192

		6,890,327

		14,350,533

TOTAL COMMON STOCK (Cost $155,243,698)		177,079,313

TOTAL EQUITIES (Cost $155,243,698)		177,079,313

TOTAL LONG-TERM INVESTMENTS (Cost $155,243,698)		177,079,313

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$3,727,787	$3,727,787

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	14,544	14,544

TOTAL SHORT-TERM INVESTMENTS (Cost $3,742,331)		3,742,331

TOTAL INVESTMENTS — 99.2% (Cost $158,986,029) (c)		180,821,644

Other Assets/(Liabilities) — 0.8%		1,393,026

NET ASSETS — 100.0%		$182,214,670

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,727,788. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $3,806,319.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	88.3%
Ireland	6.8%
Liberia	1.1%
Netherlands	1.0%

Total Long-Term Investments	97.2%
Short-Term Investments and Other Assets and Liabilities	2.8%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 2.6%
Chemicals — 2.1%
Air Products & Chemicals, Inc. (a)	1,988	$282,375
Albemarle Corp.	1,220	96,758
CF Industries Holdings, Inc. (a)	2,266	54,611
The Dow Chemical Co. (a)	11,434	568,384
E.I. du Pont de Nemours & Co. (a)	8,914	577,627
Eastman Chemical Co. (a)	1,472	99,949
Ecolab, Inc. (a)	2,729	323,659
FMC Corp. (a)	1,405	65,066
International Flavors & Fragrances, Inc. (a)	839	105,773
LyondellBasell Industries NV Class A (a)	3,542	263,596
Monsanto Co. (a)	4,507	466,069
The Mosaic Co. (a)	3,635	95,164
PPG Industries, Inc. (a)	2,718	283,080
Praxair, Inc. (a)	2,908	326,830
The Sherwin-Williams Co. (a)	802	235,523

		3,844,464

Forest Products & Paper — 0.1%
International Paper Co. (a)	4,157	176,173

Iron & Steel — 0.1%
Nucor Corp. (a)	3,285	162,312

Mining — 0.3%
Alcoa, Inc. (a)	13,281	123,115
Freeport-McMoRan, Inc. (a)	12,606	140,431
Newmont Mining Corp. (a)	5,536	216,568
Vulcan Materials Co. (a)	1,338	161,042

		641,156

		4,824,105

Communications — 13.3%
Advertising — 0.3%
The Interpublic Group of Companies, Inc. (a)	4,219	97,459
Nielsen Holdings PLC (a)	3,764	195,615
Omnicom Group, Inc. (a)	2,432	198,184

		491,258

Internet — 6.5%
Akamai Technologies, Inc. (a) (b)	1,731	96,815
Alphabet, Inc. Class A (a) (b)	2,995	2,107,072
Alphabet, Inc. Class C (a) (b)	3,037	2,101,908
Amazon.com, Inc. (a) (b)	3,948	2,825,268
eBay, Inc. (a) (b)	11,008	257,697
Equinix, Inc. (a)	705	273,350
Expedia, Inc. (a)	1,237	131,493

	Number of Shares	Value
F5 Networks, Inc. (a) (b)	729	$82,989
Facebook, Inc. Class A (a) (b)	23,478	2,683,066
Netflix, Inc. (a) (b)	4,378	400,499
The Priceline Group, Inc. (a) (b)	507	632,944
Symantec Corp. (a)	6,035	123,959
TripAdvisor, Inc. (a) (b)	1,100	70,730
VeriSign, Inc. (a) (b)	1,018	88,016
Yahoo!, Inc. (a) (b)	8,904	334,434

		12,210,240

Media — 2.6%
CBS Corp. Class B (a)	4,308	234,527
Comcast Corp. Class A (a)	24,877	1,621,732
Discovery Communications, Inc. Series A (a) (b)	1,578	39,813
Discovery Communications, Inc. Series C (a) (b)	2,515	59,983
News Corp. Class A (a)	4,034	45,786
News Corp. Class B	1,183	13,806
Scripps Networks Interactive Class A (a)	965	60,090
TEGNA, Inc. (a)	2,301	53,314
Time Warner, Inc. (a)	8,076	593,909
Twenty-First Century Fox, Inc. Class A (a)	11,406	308,532
Twenty-First Century Fox, Inc. Class B (a)	4,443	121,072
Viacom, Inc. Class B (a)	3,480	144,316
The Walt Disney Co. (a)	15,349	1,501,439

		4,798,319

Telecommunications — 3.9%
AT&T, Inc. (a)	62,900	2,717,909
CenturyLink, Inc. (a)	5,459	158,366
Cisco Systems, Inc. (a)	51,459	1,476,359
Corning, Inc. (a)	11,213	229,642
Frontier Communications Corp. (a)	12,436	61,434
Juniper Networks, Inc. (a)	3,405	76,578
Level 3 Communications, Inc. (a) (b)	2,916	150,145
Motorola Solutions, Inc. (a)	1,643	108,389
Verizon Communications, Inc. (a)	41,654	2,325,959

		7,304,781

		24,804,598

Consumer, Cyclical — 10.0%
Airlines — 0.4%
Alaska Air Group, Inc. (a)	1,276	74,378
American Airlines Group, Inc. (a)	6,160	174,389
Delta Air Lines, Inc. (a)	7,941	289,291
Southwest Airlines Co. (a)	6,501	254,904

		792,962

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.7%
Hanesbrands, Inc. (a)	4,129	$103,762
Michael Kors Holdings Ltd. (a) (b)	1,882	93,121
Nike, Inc. Class B (a)	13,795	761,484
Ralph Lauren Corp. (a)	608	54,489
Under Armour, Inc. Class A (a) (b)	1,900	76,247
Under Armour, Inc. Class C (a) (b)	1,913	69,651
VF Corp. (a)	3,414	209,927

		1,368,681

Auto Manufacturers — 0.6%
Ford Motor Co. (a)	39,852	500,940
General Motors Co. (a)	14,371	406,699
Paccar, Inc. (a)	3,659	189,792

		1,097,431

Automotive & Parts — 0.3%
BorgWarner, Inc. (a)	2,304	68,014
Delphi Automotive PLC (a)	2,826	176,908
The Goodyear Tire & Rubber Co. (a)	2,615	67,101
Johnson Controls, Inc. (a)	6,585	291,452

		603,475

Distribution & Wholesale — 0.3%
Fastenal Co. (a)	2,889	128,242
Genuine Parts Co. (a)	1,507	152,584
LKQ Corp. (a) (b)	3,147	99,760
W.W. Grainger, Inc. (a)	588	133,623

		514,209

Home Builders — 0.2%
D.R. Horton, Inc. (a)	3,291	103,601
Lennar Corp. Class A (a)	1,933	89,111
PulteGroup, Inc. (a)	3,237	63,089

		255,801

Home Furnishing — 0.1%
Harman International Industries, Inc. (a)	731	52,500
Whirlpool Corp. (a)	803	133,812

		186,312

Housewares — 0.1%
Newell Brands, Inc. (a)	4,746	230,513

Leisure Time — 0.2%
Carnival Corp. (a)	4,594	203,055
Harley-Davidson, Inc. (a)	1,940	87,882
Royal Caribbean Cruises Ltd. (a)	1,773	119,057

		409,994

Lodging — 0.2%
Marriott International, Inc. Class A (a)	1,989	132,189
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,694	125,271
Wyndham Worldwide Corp. (a)	1,166	83,054
Wynn Resorts Ltd. (a)	860	77,951

		418,465

	Number of Shares	Value
Retail — 6.7%
Advance Auto Parts, Inc. (a)	764	$123,485
AutoNation, Inc. (a) (b)	768	36,081
AutoZone, Inc. (a) (b)	307	243,709
Bed Bath & Beyond, Inc. (a)	1,713	74,036
Best Buy Co., Inc. (a)	2,977	91,096
CarMax, Inc. (a) (b)	1,932	94,726
Chipotle Mexican Grill, Inc. (a) (b)	300	120,828
Coach, Inc. (a)	2,752	112,116
Costco Wholesale Corp. (a)	4,499	706,523
CVS Health Corp. (a)	11,246	1,076,692
Darden Restaurants, Inc. (a)	1,189	75,311
Dollar General Corp. (a)	2,972	279,368
Dollar Tree, Inc. (a) (b)	2,444	230,323
Foot Locker, Inc. (a)	1,410	77,353
The Gap, Inc. (a)	2,368	50,249
The Home Depot, Inc. (a)	12,963	1,655,245
Kohl’s Corp. (a)	1,987	75,347
L Brands, Inc. (a)	2,594	174,135
Lowe’s Cos., Inc. (a)	9,353	740,477
Macy’s, Inc. (a)	3,091	103,889
McDonald’s Corp. (a)	9,225	1,110,136
Nordstrom, Inc. (a)	1,329	50,568
O’Reilly Automotive, Inc. (a) (b)	985	267,034
PVH Corp. (a)	805	75,855
Ross Stores, Inc. (a)	4,095	232,146
Signet Jewelers Ltd. (a)	840	69,224
Staples, Inc. (a)	6,831	58,883
Starbucks Corp. (a)	15,131	864,283
Target Corp. (a)	6,153	429,602
Tiffany & Co. (a)	1,162	70,464
The TJX Cos., Inc. (a)	6,842	528,408
Tractor Supply Co. (a)	1,328	121,087
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	662	161,290
Urban Outfitters, Inc. (b)	887	24,393
Wal-Mart Stores, Inc. (a)	16,038	1,171,095
Walgreens Boots Alliance, Inc. (a)	8,830	735,274
Yum! Brands, Inc. (a)	4,182	346,771

		12,457,502

Textiles — 0.1%
Cintas Corp. (a)	939	92,144
Mohawk Industries, Inc. (a) (b)	629	119,359

		211,503

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	1,167	98,017
Mattel, Inc. (a)	3,387	105,979

		203,996

		18,750,844

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 25.1%
Agriculture — 2.0%
Altria Group, Inc. (a)	20,030	$1,381,269
Archer-Daniels-Midland Co. (a)	6,081	260,814
Philip Morris International, Inc. (a)	15,845	1,611,754
Reynolds American, Inc. (a)	8,466	456,571

		3,710,408

Beverages — 2.3%
Brown-Forman Corp. Class B (a)	1,060	105,746
The Coca-Cola Co. (a)	39,848	1,806,310
Constellation Brands, Inc. Class A (a)	1,788	295,735
Dr. Pepper Snapple Group, Inc. (a)	1,938	187,269
Molson Coors Brewing Co. Class B (a)	1,846	186,686
Monster Beverage Corp. (a) (b)	1,507	242,190
PepsiCo, Inc. (a)	14,779	1,565,687

		4,389,623

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (a) (b)	2,307	269,365
Amgen, Inc. (a)	7,699	1,171,403
Biogen, Inc. (a) (b)	2,238	541,193
Celgene Corp. (a) (b)	8,001	789,139
Gilead Sciences, Inc. (a)	13,985	1,166,629
Illumina, Inc. (a) (b)	1,496	210,008
Regeneron Pharmaceuticals, Inc. (a) (b)	797	278,336
Vertex Pharmaceuticals, Inc. (a) (b)	2,479	213,244

		4,639,317

Commercial Services — 2.3%
Alliance Data Systems Corp. (a) (b)	588	115,201
Automatic Data Processing, Inc. (a)	4,676	429,584
Equifax, Inc. (a)	1,187	152,411
Global Payments, Inc. (a)	1,576	112,495
H&R Block, Inc. (a)	2,522	58,006
McKesson Corp. (a)	2,337	436,201
Moody’s Corp. (a)	1,719	161,087
Paychex, Inc. (a)	3,253	193,554
PayPal Holdings, Inc. (a) (b)	11,382	415,557
Quanta Services, Inc. (b)	1,601	37,015
Robert Half International, Inc. (a)	1,357	51,783
S&P Global, Inc. (a)	2,708	290,460
Total System Services, Inc. (a)	1,766	93,792
United Rentals, Inc. (a) (b)	962	64,550
Verisk Analytics, Inc. (a) (b)	1,535	124,458
Visa, Inc. Class A (a)	19,641	1,456,773
The Western Union Co. (a)	5,279	101,251

		4,294,178

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co. (a)	9,135	668,682
The Estee Lauder Cos., Inc. Class A (a)	2,267	206,342
The Procter & Gamble Co. (a)	27,137	2,297,690

		3,172,714

	Number of Shares	Value
Foods — 2.0%
Campbell Soup Co. (a)	1,783	$118,623
ConAgra Foods, Inc. (a)	4,514	215,814
General Mills, Inc. (a)	6,049	431,415
The Hershey Co. (a)	1,441	163,539
Hormel Foods Corp. (a)	2,863	104,786
The J.M. Smucker Co. (a)	1,203	183,349
Kellogg Co. (a)	2,553	208,452
The Kraft Heinz Co. (a)	6,083	538,224
The Kroger Co. (a)	9,978	367,091
McCormick & Co., Inc. (a)	1,220	130,137
Mondelez International, Inc. Class A (a)	16,039	729,935
Sysco Corp. (a)	5,346	271,256
Tyson Foods, Inc. Class A (a)	2,976	198,767
Whole Foods Market, Inc. (a)	3,180	101,824

		3,763,212

Health Care – Products — 4.0%
Baxter International, Inc. (a)	5,597	253,096
Becton, Dickinson & Co. (a)	2,168	367,671
Boston Scientific Corp. (a) (b)	13,688	319,889
C.R. Bard, Inc. (a)	763	179,427
Edwards Lifesciences Corp. (a) (b)	2,195	218,907
Henry Schein, Inc. (a) (b)	823	145,506
Hologic, Inc. (a) (b)	2,602	90,029
Intuitive Surgical, Inc. (a) (b)	380	251,336
Johnson & Johnson (a)	28,215	3,422,480
Medtronic PLC (a)	14,381	1,247,839
St. Jude Medical, Inc. (a)	2,875	224,250
Stryker Corp. (a)	3,200	383,456
Varian Medical Systems, Inc. (a) (b)	1,012	83,217
Zimmer Biomet Holdings, Inc. (a)	1,859	223,787

		7,410,890

Health Care – Services — 2.4%
Aetna, Inc. (a)	3,581	437,347
Anthem, Inc. (a)	2,685	352,648
Centene Corp. (a) (b)	1,686	120,330
Cigna Corp. (a)	2,613	334,438
DaVita HealthCare Partners, Inc. (a) (b)	1,744	134,846
DENTSPLY SIRONA, Inc. (a)	2,436	151,129
HCA Holdings, Inc. (a) (b)	3,127	240,810
Humana, Inc. (a)	1,517	272,878
Laboratory Corporation of America Holdings (a) (b)	1,044	136,002
Quest Diagnostics, Inc. (a)	1,413	115,032
Thermo Fisher Scientific, Inc. (a)	4,056	599,315
UnitedHealth Group, Inc. (a)	9,738	1,375,006
Universal Health Services, Inc. Class B (a)	947	126,993

		4,396,774

Household Products — 0.5%
Avery Dennison Corp. (a)	947	70,788

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Church & Dwight Co., Inc. (a)	1,288	$132,522
The Clorox Co. (a)	1,300	179,907
Kimberly-Clark Corp. (a)	3,695	507,989

		891,206

Pharmaceuticals — 5.4%
Abbott Laboratories (a)	15,055	591,812
AbbVie, Inc. (a)	16,481	1,020,339
Allergan PLC (a) (b)	4,036	932,679
AmerisourceBergen Corp. (a)	1,944	154,198
Bristol-Myers Squibb Co. (a)	17,071	1,255,572
Cardinal Health, Inc. (a)	3,348	261,178
Eli Lilly & Co. (a)	9,948	783,405
Endo International PLC (b)	2,196	34,236
Express Scripts Holding Co. (a) (b)	6,467	490,199
Mallinckrodt PLC (a) (b)	1,164	70,748
Mead Johnson Nutrition Co. (a)	1,935	175,601
Merck & Co., Inc. (a)	28,378	1,634,857
Mylan NV (a) (b)	4,181	180,786
Patterson Cos., Inc. (a)	852	40,802
Perrigo Co. PLC (a)	1,527	138,453
Pfizer, Inc. (a)	61,840	2,177,386
Zoetis, Inc. (a)	4,605	218,553

		10,160,804

		46,829,126

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp. (a)	3,554	61,591

Energy — 7.4%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a) (b)	794	38,493

Oil & Gas — 5.8%
Anadarko Petroleum Corp. (a)	5,151	274,291
Apache Corp. (a)	3,848	214,218
Cabot Oil & Gas Corp. (a)	4,538	116,808
Chesapeake Energy Corp. (b)	5,541	23,716
Chevron Corp. (a)	19,260	2,019,026
Cimarex Energy Co. (a)	997	118,962
Concho Resources, Inc. (a) (b)	1,308	156,005
ConocoPhillips (a)	12,652	551,627
Devon Energy Corp. (a)	5,159	187,014
Diamond Offshore Drilling, Inc.	658	16,009
EOG Resources, Inc. (a)	5,634	469,988
EQT Corp. (a)	1,682	130,237
Exxon Mobil Corp. (a)	42,460	3,980,200
Helmerich & Payne, Inc. (a)	1,142	76,663
Hess Corp. (a)	2,768	166,357
Marathon Oil Corp. (a)	8,694	130,497
Marathon Petroleum Corp. (a)	5,401	205,022
Murphy Oil Corp. (a)	1,605	50,959
Newfield Exploration Co. (a) (b)	1,932	85,356
Noble Energy, Inc. (a)	4,313	154,707

	Number of Shares	Value
Occidental Petroleum Corp. (a)	7,820	$590,879
Phillips 66 (a)	4,803	381,070
Pioneer Natural Resources Co. (a)	1,673	252,974
Range Resources Corp. (a)	1,772	76,444
Southwestern Energy Co. (a) (b)	4,140	52,081
Tesoro Corp. (a)	1,186	88,855
Valero Energy Corp. (a)	4,785	244,035

		10,814,000

Oil & Gas Services — 1.1%
Baker Hughes, Inc. (a)	4,393	198,256
FMC Technologies, Inc. (a) (b)	2,355	62,808
Halliburton Co. (a)	8,765	396,967
National Oilwell Varco, Inc. (a)	3,949	132,884
Schlumberger Ltd. (a)	14,212	1,123,885
Transocean Ltd. (a)	3,645	43,339

		1,958,139

Pipelines — 0.5%
Columbia Pipeline Group, Inc. (a)	4,225	107,695
Kinder Morgan, Inc. (a)	18,709	350,233
ONEOK, Inc. (a)	2,047	97,130
Spectra Energy Corp. (a)	6,837	250,439
The Williams Cos., Inc. (a)	7,074	153,011

		958,508

		13,769,140

Financial — 15.8%
Banks — 3.9%
Bank of America Corp. (a)	105,649	1,401,962
The Bank of New York Mellon Corp. (a)	10,984	426,728
BB&T Corp. (a)	8,300	295,563
Capital One Financial Corp. (a)	5,388	342,192
Citizens Financial Group, Inc. (a)	5,226	104,415
Comerica, Inc. (a)	1,762	72,471
Fifth Third Bancorp (a)	8,084	142,198
Huntington Bancshares, Inc. (a)	8,189	73,210
KeyCorp (a)	8,539	94,356
M&T Bank Corp. (a)	1,615	190,941
Northern Trust Corp. (a)	2,228	147,627
The PNC Financial Services Group, Inc. (a)	5,140	418,345
Regions Financial Corp. (a)	12,752	108,520
State Street Corp. (a)	4,084	220,209
SunTrust Banks, Inc. (a)	5,063	207,988
U.S. Bancorp (a)	16,723	674,439
Wells Fargo & Co. (a)	47,294	2,238,425
Zions Bancorp (a)	2,191	55,060

		7,214,649

Diversified Financial — 4.7%
Affiliated Managers Group, Inc. (a) (b)	570	80,239
American Express Co. (a)	8,370	508,561

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ameriprise Financial, Inc. (a)	1,708	$153,464
BlackRock, Inc. (a)	1,293	442,891
The Charles Schwab Corp. (a)	12,299	311,288
Citigroup, Inc. (a)	30,181	1,279,373
CME Group, Inc. (a)	3,455	336,517
Discover Financial Services (a)	4,232	226,793
E*TRADE Financial Corp. (a) (b)	2,925	68,708
Franklin Resources, Inc. (a)	3,757	125,371
The Goldman Sachs Group, Inc. (a)	4,017	596,846
Intercontinental Exchange, Inc. (a)	1,215	310,991
Invesco Ltd. (a)	4,297	109,745
JP Morgan Chase & Co. (a)	37,551	2,333,419
Legg Mason, Inc.	1,122	33,088
MasterCard, Inc. Class A (a)	10,040	884,122
Morgan Stanley (a)	15,626	405,964
The Nasdaq, Inc. (a)	1,118	72,301
Navient Corp. (a)	3,614	43,187
Synchrony Financial (a) (b)	8,513	215,209
T. Rowe Price Group, Inc. (a)	2,528	184,468

		8,722,545

Insurance — 4.2%
Aflac, Inc. (a)	4,316	311,443
The Allstate Corp. (a)	3,867	270,497
American International Group, Inc. (a)	11,779	622,991
Aon PLC (a)	2,757	301,147
Arthur J. Gallagher & Co. (a)	1,856	88,346
Assurant, Inc. (a)	679	58,604
Berkshire Hathaway, Inc. Class B (a) (b)	19,155	2,773,452
Chubb Ltd. (a)	4,714	616,167
Cincinnati Financial Corp. (a)	1,553	116,304
The Hartford Financial Services Group, Inc. (a)	4,015	178,186
Lincoln National Corp. (a)	2,370	91,885
Loews Corp. (a)	2,645	108,683
Marsh & McLennan Cos., Inc. (a)	5,316	363,933
MetLife, Inc. (a)	11,231	447,331
Principal Financial Group, Inc. (a)	2,794	114,861
The Progressive Corp. (a)	6,066	203,211
Prudential Financial, Inc. (a)	4,567	325,810
Torchmark Corp. (a)	1,117	69,053
The Travelers Cos., Inc. (a)	3,013	358,667
Unum Group (a)	2,497	79,380
Willis Towers Watson PLC (a)	1,395	173,412
XL Group PLC (a)	2,989	99,564

		7,772,927

Real Estate — 0.0%
CBRE Group, Inc. (a) (b)	3,078	81,505

Real Estate Investment Trusts (REITS) — 3.0%
American Tower Corp. (a)	4,340	493,067
Apartment Investment & Management Co. Class A (a)	1,664	73,482

	Number of Shares	Value
AvalonBay Communities, Inc. (a)	1,382	$249,299
Boston Properties, Inc. (a)	1,559	205,632
Crown Castle International Corp. (a)	3,418	346,688
Digital Realty Trust, Inc. (a)	1,491	162,504
Equity Residential (a)	3,696	254,581
Essex Property Trust, Inc. (a)	675	153,961
Extra Space Storage, Inc. (a)	1,301	120,395
Federal Realty Investment Trust (a)	729	120,686
General Growth Properties, Inc. (a)	5,893	175,729
HCP, Inc. (a)	4,692	166,003
Host Hotels & Resorts, Inc. (a)	7,536	122,159
Iron Mountain, Inc. (a)	2,458	97,902
Kimco Realty Corp. (a)	4,310	135,248
The Macerich Co. (a)	1,339	114,337
Prologis, Inc. (a)	5,357	262,707
Public Storage (a)	1,508	385,430
Realty Income Corp. (a)	2,520	174,787
Simon Property Group, Inc. (a)	3,168	687,139
SL Green Realty Corp. (a)	1,043	111,048
UDR, Inc. (a)	2,618	96,657
Ventas, Inc. (a)	3,412	248,462
Vornado Realty Trust (a)	1,829	183,119
Welltower, Inc. (a)	3,598	274,060
Weyerhaeuser Co. (a)	8,008	238,398

		5,653,480

Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	3,280	48,085

		29,493,191

Industrial — 9.9%
Aerospace & Defense — 2.1%
The Boeing Co. (a)	6,377	828,181
General Dynamics Corp. (a)	2,992	416,606
Harris Corp. (a)	1,300	108,472
L-3 Communications Holdings, Inc. (a)	816	119,699
Lockheed Martin Corp. (a)	2,690	667,577
Northrop Grumman Corp. (a)	1,852	411,663
Raytheon Co. (a)	3,060	416,007
Rockwell Collins, Inc. (a)	1,307	111,278
TransDigm Group, Inc. (a) (b)	534	140,810
United Technologies Corp. (a)	7,961	816,401

		4,036,694

Airlines — 0.1%
United Continental Holdings, Inc. (a) (b)	3,643	149,509

Building Materials — 0.2%
Fortune Brands Home & Security, Inc. (a)	1,589	92,114
Martin Marietta Materials, Inc. (a)	668	128,256
Masco Corp. (a)	3,536	109,404

		329,774

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc. (a)	449	$111,334
AMETEK, Inc. (a)	2,354	108,826
Emerson Electric Co. (a)	6,575	342,952

		563,112

Electronics — 0.6%
Agilent Technologies, Inc. (a)	3,271	145,102
Allegion PLC (a)	987	68,527
Amphenol Corp. Class A (a)	3,187	182,711
FLIR Systems, Inc. (a)	1,478	45,744
Garmin Ltd. (a)	1,264	53,619
PerkinElmer, Inc. (a)	1,176	61,646
TE Connectivity Ltd. (a)	3,775	215,590
Tyco International PLC (a)	4,282	182,413
Waters Corp. (a) (b)	808	113,645

		1,068,997

Engineering & Construction — 0.1%
Fluor Corp. (a)	1,441	71,013
Jacobs Engineering Group, Inc. (a) (b)	1,263	62,910

		133,923

Environmental Controls — 0.3%
Republic Services, Inc. (a)	2,496	128,070
Stericycle, Inc. (a) (b)	886	92,250
Waste Management, Inc. (a)	4,195	278,003

		498,323

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	609	96,112
Stanley Black & Decker, Inc. (a)	1,541	171,390

		267,502

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	5,951	451,145
Ingersoll-Rand PLC (a)	2,606	165,950

		617,095

Machinery – Diversified — 0.5%
Cummins, Inc. (a)	1,639	184,289
Deere & Co. (a)	3,036	246,037
Flowserve Corp. (a)	1,348	60,889
Rockwell Automation, Inc. (a)	1,323	151,907
Roper Technologies, Inc. (a)	1,028	175,336
Xylem, Inc. (a)	1,864	83,228

		901,686

Manufacturing — 3.6%
3M Co. (a)	6,184	1,082,942
Danaher Corp. (a)	6,102	616,302
Dover Corp. (a)	1,530	106,059
Eaton Corp. PLC (a)	4,697	280,552
General Electric Co. (a)	95,452	3,004,829
Honeywell International, Inc. (a)	7,874	915,904
Illinois Tool Works, Inc. (a)	3,348	348,728

	Number of Shares	Value
Leggett & Platt, Inc. (a)	1,384	$70,736
Parker Hannifin Corp. (a)	1,394	150,622
Pentair PLC (a)	1,895	110,459
Textron, Inc. (a)	2,698	98,639

		6,785,772

Packaging & Containers — 0.2%
Ball Corp. (a)	1,451	104,893
Owens-Illinois, Inc. (b)	1,754	31,589
Sealed Air Corp. (a)	1,936	88,998
WestRock Co. (a)	2,488	96,709

		322,189

Transportation — 1.5%
C.H. Robinson Worldwide, Inc. (a)	1,504	111,672
CSX Corp. (a)	9,824	256,210
Expeditors International of Washington, Inc. (a)	1,907	93,519
FedEx Corp. (a)	2,618	397,360
J.B. Hunt Transport Services, Inc. (a)	941	76,155
Kansas City Southern (a)	1,142	102,883
Norfolk Southern Corp. (a)	3,044	259,136
Ryder System, Inc.	511	31,243
Union Pacific Corp. (a)	8,649	754,625
United Parcel Service, Inc. Class B (a)	7,038	758,133

		2,840,936

		18,515,512

Technology — 12.4%
Computers — 5.0%
Accenture PLC Class A (a)	6,425	727,888
Apple, Inc. (a)	56,696	5,420,138
Cognizant Technology Solutions Corp. Class A (a) (b)	6,233	356,777
CSRA, Inc.	1,430	33,505
EMC Corp. (a)	19,879	540,113
Hewlett Packard Enterprise Co. (a)	17,553	320,693
HP, Inc. (a)	17,631	221,269
International Business Machines Corp. (a)	9,041	1,372,243
NetApp, Inc. (a)	3,059	75,221
Seagate Technology PLC (a)	3,126	76,149
Teradata Corp. (b)	1,361	34,120
Western Digital Corp. (a)	2,769	130,863

		9,308,979

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. (a)	1,997	35,547
Xerox Corp. (a)	9,947	94,397

		129,944

Semiconductors — 2.8%
Analog Devices, Inc. (a)	3,221	182,437
Applied Materials, Inc. (a)	11,446	274,361
Broadcom Ltd. (a)	3,794	589,588

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Intel Corp. (a)	48,304	$1,584,371
KLA-Tencor Corp. (a)	1,542	112,951
Lam Research Corp. (a)	1,667	140,128
Linear Technology Corp. (a)	2,520	117,256
Microchip Technology, Inc. (a)	2,183	110,809
Micron Technology, Inc. (a) (b)	10,292	141,618
NVIDIA Corp. (a)	5,163	242,713
Qorvo, Inc. (a) (b)	1,363	75,319
QUALCOMM, Inc. (a)	15,290	819,085
Skyworks Solutions, Inc. (a)	1,912	120,991
Texas Instruments, Inc. (a)	10,271	643,478
Xilinx, Inc. (a)	2,682	123,721

		5,278,826

Software — 4.5%
Activision Blizzard, Inc. (a)	5,129	203,262
Adobe Systems, Inc. (a) (b)	5,106	489,104
Autodesk, Inc. (a) (b)	2,257	122,194
CA, Inc. (a)	3,087	101,346
Cerner Corp. (a) (b)	3,062	179,433
Citrix Systems, Inc. (a) (b)	1,535	122,938
The Dun & Bradstreet Corp. (a)	369	44,959
Electronic Arts, Inc. (a) (b)	3,152	238,795
Fidelity National Information Services, Inc. (a)	2,800	206,304
Fiserv, Inc. (a) (b)	2,245	244,099
Intuit, Inc. (a)	2,608	291,079
Microsoft Corp. (a)	80,896	4,139,448
Oracle Corp. (a)	32,246	1,319,829
Red Hat, Inc. (a) (b)	1,923	139,610
Salesforce.com, Inc. (a) (b)	6,463	513,227

		8,355,627

		23,073,376

Utilities — 3.6%
Electric — 3.3%
The AES Corp. (a)	6,953	86,774
Ameren Corp. (a)	2,543	136,254
American Electric Power Co., Inc. (a)	5,047	353,744
CenterPoint Energy, Inc. (a)	4,521	108,504
CMS Energy Corp. (a)	2,827	129,646
Consolidated Edison, Inc. (a)	2,996	240,998
Dominion Resources, Inc. (a)	6,098	475,217
DTE Energy Co. (a)	1,799	178,317
Duke Energy Corp. (a)	7,045	604,391
Edison International (a)	3,308	256,932
Entergy Corp. (a)	1,775	144,396
Eversource Energy (a)	3,275	196,173
Exelon Corp. (a)	9,408	342,075
FirstEnergy Corp. (a)	4,233	147,774
NextEra Energy, Inc. (a)	4,720	615,488
NRG Energy, Inc. (a)	3,280	49,167
PG&E Corp. (a)	5,025	321,198

	Number of Shares	Value
Pinnacle West Capital Corp. (a)	1,123	$91,030
PPL Corp. (a)	6,817	257,342
Public Service Enterprise Group, Inc. (a)	5,122	238,737
SCANA Corp. (a)	1,502	113,641
The Southern Co. (a)	9,336	500,690
TECO Energy, Inc. (a)	2,423	66,972
WEC Energy Group, Inc. (a)	3,201	209,025
Xcel Energy, Inc. (a)	5,264	235,722

		6,100,207

Gas — 0.2%
AGL Resources, Inc. (a)	1,273	83,980
NiSource, Inc. (a)	3,370	89,372
Sempra Energy (a)	2,399	273,534

		446,886

Water — 0.1%
American Water Works Co., Inc. (a)	1,777	150,174

		6,697,267

TOTAL COMMON STOCK (Cost $164,971,719)		186,818,750

TOTAL EQUITIES (Cost $164,971,719)		186,818,750

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (c) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

	Units

PURCHASED OPTIONS — 0.3%
Financial — 0.3%
Diversified Financial — 0.3%
S&P 500 Index, Put, Expires 07/15/16, Strike 1,850.00	97	8,730
S&P 500 Index, Put, Expires 07/15/16, Strike 1,875.00	130	9,750
S&P 500 Index, Put, Expires 08/19/16, Strike 1,825.00	89	44,500
S&P 500 Index, Put, Expires 08/19/16, Strike 1,850.00	100	57,500

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 08/19/16, Strike 1,875.00	87	$61,509
S&P 500 Index, Put, Expires 08/19/16, Strike 1,900.00	106	85,754
S&P 500 Index, Put, Expires 09/16/16, Strike 1,825.00	129	141,900
S&P 500 Index, Put, Expires 09/16/16, Strike 1,850.00	147	189,630

		599,273

TOTAL PURCHASED OPTIONS (Cost $1,322,913)		599,273

TOTAL LONG-TERM INVESTMENTS (Cost $166,294,632)		187,418,023

	Principal Amount

SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$3,310,529	3,310,529

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	1,178	1,178

TOTAL SHORT-TERM INVESTMENTS (Cost $3,311,707)		3,311,707

TOTAL INVESTMENTS — 102.2% (Cost $169,606,339) (e)		190,729,730

Other Assets/(Liabilities) — (2.2)%		(4,131,339)

NET ASSETS — 100.0%		$186,598,391

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $3,310,530. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $3,381,113.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund — Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%

COMMON STOCK — 94.1%
Basic Materials — 3.2%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	31,000	$4,403,240
Ashland, Inc.	21,000	2,410,170
RPM International, Inc.	71,000	3,546,450

		10,359,860

Mining — 0.8%
Franco-Nevada Corp.	44,000	3,346,640

		13,706,500

Communications — 5.5%
Internet — 3.0%
Akamai Technologies, Inc. (a)	35,000	1,957,550
Dropbox, Inc. (b)	9,011	73,440
Match Group, Inc. (a) (c)	50,000	753,750
TripAdvisor, Inc. (a)	26,000	1,671,800
VeriSign, Inc. (a) (c)	79,000	6,830,340
Zillow Group, Inc. Class A (a) (c)	18,000	659,700
Zillow Group, Inc. Class C (a)	26,000	943,280

		12,889,860

Media — 0.4%
FactSet Research Systems, Inc.	10,000	1,614,200

Telecommunications — 2.1%
DigitalGlobe, Inc. (a)	101,000	2,160,390
Palo Alto Networks, Inc. (a)	4,000	490,560
T-Mobile US, Inc. (a)	150,000	6,490,500

		9,141,450

		23,645,510

Consumer, Cyclical — 16.0%
Apparel — 0.9%
Hanesbrands, Inc.	150,000	3,769,500

Auto Manufacturers — 0.6%
Ferrari NV	27,000	1,105,110
Tesla Motors, Inc. (a) (c)	7,000	1,485,960

		2,591,070

Automotive & Parts — 0.8%
BorgWarner, Inc.	71,000	2,095,920
WABCO Holdings, Inc. (a)	13,000	1,190,410

		3,286,330

Home Furnishing — 0.8%
Harman International Industries, Inc.	49,554	3,558,968

Leisure Time — 2.1%
Harley-Davidson, Inc. (c)	18,000	815,400
Norwegian Cruise Line Holdings Ltd. (a)	143,091	5,700,745
Royal Caribbean Cruises Ltd.	37,000	2,484,550

		9,000,695

	Number of Shares	Value
Lodging — 2.3%
Choice Hotels International, Inc.	53,000	$2,523,860
Marriott International, Inc. Class A (c)	79,000	5,250,340
MGM Resorts International (a)	93,000	2,104,590

		9,878,790

Retail — 8.5%
AutoZone, Inc. (a)	9,000	7,144,560
Burlington Stores, Inc. (a)	4,794	319,808
CarMax, Inc. (a) (c)	137,000	6,717,110
Coach, Inc.	57,000	2,322,180
Dollar General Corp.	70,000	6,580,000
L Brands, Inc.	40,000	2,685,200
The Michaels Cos., Inc. (a)	115,000	3,270,600
O’Reilly Automotive, Inc. (a)	21,000	5,693,100
PVH Corp.	21,000	1,978,830

		36,711,388

		68,796,741

Consumer, Non-cyclical — 25.9%
Biotechnology — 2.2%
Alkermes PLC (a)	97,000	4,192,340
Illumina, Inc. (a)	10,000	1,403,800
Incyte Corp. (a)	26,000	2,079,480
Vertex Pharmaceuticals, Inc. (a)	22,000	1,892,440

		9,568,060

Commercial Services — 7.9%
Aramark	80,000	2,673,600
Equifax, Inc.	53,000	6,805,200
Gartner, Inc. (a)	26,000	2,532,660
Global Payments, Inc.	70,000	4,996,600
KAR Auction Services, Inc.	67,000	2,796,580
Manpower, Inc.	27,000	1,737,180
ServiceMaster Global Holdings, Inc. (a)	31,000	1,233,800
TransUnion (a)	27,000	902,880
Vantiv, Inc. Class A (a)	88,000	4,980,800
Verisk Analytics, Inc. (a)	62,000	5,026,960
Wework Cos., Inc. Class A (b)	12,099	455,457

		34,141,717

Foods — 2.2%
Sprouts Farmers Market, Inc. (a)	97,000	2,221,300
TreeHouse Foods, Inc. (a)	26,000	2,668,900
WhiteWave Foods Co. (a)	79,000	3,708,260
Whole Foods Market, Inc.	26,000	832,520

		9,430,980

Health Care – Products — 7.1%
Bruker Corp.	166,000	3,774,840
The Cooper Cos., Inc.	33,000	5,661,810
Henry Schein, Inc. (a)	33,000	5,834,400

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hologic, Inc. (a)	168,938	$5,845,255
IDEXX Laboratories, Inc. (a)	22,000	2,042,920
Intuitive Surgical, Inc. (a)	8,000	5,291,280
West Pharmaceutical Services, Inc.	28,000	2,124,640

		30,575,145

Health Care – Services — 4.4%
Acadia Healthcare Co., Inc. (a)	35,000	1,939,000
Catalent, Inc. (a)	114,000	2,620,860
DENTSPLY SIRONA, Inc.	88,000	5,459,520
Envision Healthcare Holdings, Inc. (a)	53,000	1,344,610
MEDNAX, Inc. (a)	70,000	5,070,100
Universal Health Services, Inc. Class B	18,000	2,413,800

		18,847,890

Manufacturing — 1.8%
Teleflex, Inc.	44,000	7,801,640

Pharmaceuticals — 0.3%
Alnylam Pharmaceuticals, Inc. (a)	22,000	1,220,780

		111,586,212

Energy — 2.1%
Oil & Gas — 2.1%
Cabot Oil & Gas Corp.	36,000	926,640
Cimarex Energy Co.	7,000	835,240
Concho Resources, Inc. (a)	9,000	1,073,430
EQT Corp.	75,000	5,807,250
Pioneer Natural Resources Co.	2,000	302,420

		8,944,980

Financial — 9.6%
Commercial Services — 0.8%
CoreLogic, Inc. (a)	88,000	3,386,240

Diversified Financial — 5.2%
CBOE Holdings, Inc.	71,000	4,730,020
E*TRADE Financial Corp. (a)	71,000	1,667,790
FNF Group	185,000	6,937,500
Intercontinental Exchange, Inc.	20,000	5,119,200
TD Ameritrade Holding Corp.	138,000	3,929,550

		22,384,060

Insurance — 3.0%
The Progressive Corp.	137,000	4,589,500
Willis Towers Watson PLC	69,000	8,577,390

		13,166,890

Real Estate — 0.6%
Jones Lang LaSalle, Inc.	26,000	2,533,700

		41,470,890

Industrial — 20.5%
Aerospace & Defense — 1.6%
Harris Corp.	53,000	4,422,320
Rockwell Collins, Inc.	26,000	2,213,640

		6,635,960

	Number of Shares	Value
Building Materials — 0.8%
Martin Marietta Materials, Inc.	17,000	$3,264,000

Electrical Components & Equipment — 2.2%
Acuity Brands, Inc.	15,000	3,719,400
AMETEK, Inc.	80,000	3,698,400
Mobileye NV (a) (c)	44,000	2,030,160

		9,447,960

Electronics — 5.3%
Agilent Technologies, Inc.	124,000	5,500,640
Allegion PLC	67,000	4,651,810
FEI Co.	28,000	2,992,640
Keysight Technologies, Inc. (a)	136,000	3,956,240
Mettler-Toledo International, Inc. (a)	4,000	1,459,680
Sensata Technologies Holding NV (a)	123,000	4,291,470

		22,852,480

Environmental Controls — 1.1%
Waste Connections, Inc. (a)	66,000	4,755,300

Machinery – Diversified — 4.2%
Cognex Corp.	28,000	1,206,800
IDEX Corp.	74,000	6,075,400
The Middleby Corp. (a)	16,000	1,844,000
Roper Technologies, Inc.	35,000	5,969,600
Xylem, Inc.	66,000	2,946,900

		18,042,700

Manufacturing — 1.9%
Colfax Corp. (a)	57,306	1,516,317
Textron, Inc.	187,000	6,836,720

		8,353,037

Metal Fabricate & Hardware — 0.0%
Rexnord Corp. (a)	7,683	150,817

Packaging & Containers — 1.0%
Ball Corp. (c)	62,000	4,481,980

Transportation — 2.4%
J.B. Hunt Transport Services, Inc.	40,000	3,237,200
Kansas City Southern	53,000	4,774,770
Old Dominion Freight Line, Inc. (a)	35,000	2,110,850

		10,122,820

		88,107,054

Technology — 11.3%
Computers — 1.2%
IHS, Inc. Class A (a)	44,000	5,086,840

Semiconductors — 2.3%
Microchip Technology, Inc. (c)	117,000	5,938,920
NXP Semiconductor NV (a)	23,000	1,801,820
Xilinx, Inc.	44,000	2,029,720

		9,770,460

Software — 7.8%
Atlassian Corp. PLC Class A (a)	71,000	1,838,900

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	40,000	$2,947,200
Fiserv, Inc. (a)	101,000	10,981,730
Guidewire Software, Inc. (a)	6,000	370,560
IMS Health Holdings, Inc. (a)	84,000	2,130,240
MSCI, Inc.	53,000	4,087,360
NetSuite, Inc. (a)	13,000	946,400
Red Hat, Inc. (a)	66,000	4,791,600
Servicenow, Inc. (a)	13,000	863,200
SS&C Technologies Holdings, Inc	70,000	1,965,600
Tableau Software, Inc. Class A (a)	18,000	880,560
Veeva Systems, Inc. Class A (a)	53,001	1,808,360

		33,611,710

		48,469,010

TOTAL COMMON STOCK (Cost $288,619,664)		404,726,897

PREFERRED STOCK — 0.5%
Communications — 0.1%
Internet — 0.1%
Dropbox, Inc. Series A (a) (b)	11,190	91,199
Dropbox, Inc. Series A 1 (a) (b)	54,965	447,965
Living Social (a) (b)	158,890	-

		539,164

Consumer, Non-cyclical — 0.4%
Commercial Services — 0.4%
Wework, Inc. Series D 1 (a) (b)	22,197	835,588
Wework, Inc. Series D 2 (a) (b)	17,440	656,515

		1,492,103

TOTAL PREFERRED STOCK (Cost $2,156,533)		2,031,267

TOTAL EQUITIES (Cost $290,776,197)		406,758,164

MUTUAL FUNDS — 8.0%
Diversified Financial — 8.0%
State Street Navigator Securities Lending Prime Portfolio (d)	28,477,973	28,477,973
T. Rowe Price Government Reserve Investment Fund	6,009,687	6,009,687

		34,487,660

TOTAL MUTUAL FUNDS (Cost $34,487,660)		34,487,660

TOTAL LONG-TERM INVESTMENTS (Cost $325,263,857)		441,245,824

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.3%
Repurchase Agreement — 4.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (e)	$18,328,386	$18,328,386

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	17,861	17,861

TOTAL SHORT-TERM INVESTMENTS (Cost $18,346,247)		18,346,247

TOTAL INVESTMENTS — 106.9% (Cost $343,610,104) (f)		459,592,071

Other Assets/(Liabilities) — (6.9)%		(29,620,551)

NET ASSETS — 100.0%		$429,971,520

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $2,560,164 or 0.60% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $27,850,462 or 6.48% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $18,328,391. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $18,696,841.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 0.2%
Iron & Steel — 0.2%
Nucor Corp.	22,886	$1,130,797

Communications — 1.3%
Media — 0.4%
Markit, Ltd. (a)	53,329	1,738,525

Telecommunications — 0.9%
CenturyLink, Inc.	154,775	4,490,023

		6,228,548

Consumer, Cyclical — 7.9%
Apparel — 0.6%
Ralph Lauren Corp.	30,293	2,714,859

Auto Manufacturers — 1.4%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	141,133	3,574,899
Oshkosh Corp.	63,450	3,027,199

		6,602,098

Home Builders — 1.3%
PulteGroup, Inc.	199,676	3,891,685
Thor Industries, Inc.	36,688	2,375,181

		6,266,866

Leisure Time — 1.0%
Carnival Corp.	60,254	2,663,227
Polaris Industries, Inc.	27,795	2,272,519

		4,935,746

Retail — 3.4%
Advance Auto Parts, Inc.	38,412	6,208,532
CST Brands, Inc.	151,444	6,524,207
Target Corp.	54,447	3,801,490

		16,534,229

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	38,767	1,213,020

		38,266,818

Consumer, Non-cyclical — 15.7%
Foods — 7.3%
ConAgra Foods, Inc.	140,766	6,730,022
Flowers Foods, Inc.	168,821	3,165,394
General Mills, Inc.	65,647	4,681,944
The J.M. Smucker Co.	26,704	4,069,957
Kellogg Co.	42,905	3,503,193
Mondelez International, Inc. Class A	131,611	5,989,617
Sysco Corp.	144,250	7,319,245

		35,459,372

	Number of Shares	Value
Health Care – Products — 4.3%
Baxter International, Inc.	112,228	$5,074,950
Becton, Dickinson & Co.	10,192	1,728,461
Boston Scientific Corp. (a)	53,278	1,245,107
STERIS PLC	37,541	2,580,944
Zimmer Biomet Holdings, Inc.	85,762	10,324,029

		20,953,491

Health Care – Services — 2.9%
LifePoint Health, Inc. (a)	116,041	7,585,600
Quest Diagnostics, Inc.	80,427	6,547,562

		14,133,162

Pharmaceuticals — 1.2%
Abbott Laboratories	95,557	3,756,346
Mead Johnson Nutrition Co.	18,888	1,714,086

		5,470,432

		76,016,457

Energy — 12.9%
Oil & Gas — 10.6%
Anadarko Petroleum Corp.	96,643	5,146,240
Cimarex Energy Co.	24,002	2,863,919
Devon Energy Corp.	172,626	6,257,692
EQT Corp.	115,996	8,981,570
Helmerich & Payne, Inc.	17,612	1,182,294
Imperial Oil Ltd.	361,118	11,426,529
Noble Energy, Inc.	197,797	7,094,978
Occidental Petroleum Corp.	96,208	7,269,476
Pioneer Natural Resources Co.	7,547	1,141,182

		51,363,880

Oil & Gas Services — 2.0%
FMC Technologies, Inc. (a)	90,654	2,417,742
Frank’s International NV	196,779	2,874,942
Halliburton Co.	101,604	4,601,645

		9,894,329

Pipelines — 0.3%
Spectra Energy Partners LP	24,918	1,175,631

		62,433,840

Financial — 28.2%
Banks — 11.7%
Bank of Hawaii Corp.	51,828	3,565,767
BB&T Corp.	139,197	4,956,805
Comerica, Inc.	64,499	2,652,844
Commerce Bancshares, Inc.	111,471	5,339,461
M&T Bank Corp.	42,171	4,985,877
Northern Trust Corp.	219,839	14,566,532
The PNC Financial Services Group, Inc.	62,761	5,108,118
State Street Corp.	85,886	4,630,973
SunTrust Banks, Inc.	79,516	3,266,517

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UMB Financial Corp.	59,413	$3,161,366
Westamerica Bancorp.	96,613	4,759,156

		56,993,416

Diversified Financial — 1.9%
Ameriprise Financial, Inc.	21,738	1,953,159
Franklin Resources, Inc.	44,695	1,491,472
Invesco Ltd.	94,636	2,417,004
T. Rowe Price Group, Inc.	43,253	3,156,172

		9,017,807

Insurance — 7.2%
Aflac, Inc.	37,451	2,702,464
The Allstate Corp.	36,023	2,519,809
Brown & Brown, Inc.	116,472	4,364,206
Chubb Ltd.	55,577	7,264,470
MetLife, Inc.	81,927	3,263,152
ProAssurance Corp.	53,367	2,857,803
Reinsurance Group of America, Inc.	60,891	5,905,818
Torchmark Corp.	32,914	2,034,743
Unum Group	130,639	4,153,014

		35,065,479

Real Estate Investment Trusts (REITS) — 6.4%
Boston Properties, Inc.	20,771	2,739,695
Corrections Corporation of America	135,673	4,751,268
Empire State Realty Trust, Inc. Class A	132,749	2,520,904
Host Hotels & Resorts, Inc.	218,407	3,540,378
MGM Growth Properties LLC Class A	101,374	2,704,658
Piedmont Office Realty Trust, Inc. Class A	249,652	5,377,504
Welltower, Inc.	10,902	830,405
Weyerhaeuser Co.	282,809	8,419,224

		30,884,036

Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	353,602	4,932,748

		136,893,486

Industrial — 17.0%
Electrical Components & Equipment — 1.6%
Emerson Electric Co.	64,192	3,348,255
Hubbell, Inc.	41,404	4,366,880

		7,715,135

Electronics — 5.6%
Keysight Technologies, Inc. (a)	150,852	4,388,285
Koninklijke Philips Electronics NV	261,965	6,536,403
TE Connectivity Ltd.	86,133	4,919,055
Tyco International PLC	266,523	11,353,880

		27,197,623

	Number of Shares	Value
Environmental Controls — 2.6%
Clean Harbors, Inc. (a)	63,105	$3,288,401
Republic Services, Inc.	180,973	9,285,725

		12,574,126

Machinery – Construction & Mining — 0.3%
Ingersoll-Rand PLC	26,230	1,670,326

Machinery – Diversified — 0.5%
Rockwell Automation, Inc.	22,358	2,567,146

Manufacturing — 1.7%
Parker Hannifin Corp.	36,425	3,935,721
Textron, Inc.	113,585	4,152,668

		8,088,389

Packaging & Containers — 2.4%
Bemis Co., Inc.	19,913	1,025,321
Sonoco Products Co.	73,479	3,648,967
WestRock Co.	172,213	6,693,919

		11,368,207

Transportation — 2.3%
CSX Corp.	229,975	5,997,748
Heartland Express, Inc.	294,616	5,123,372

		11,121,120

		82,302,072

Technology — 4.6%
Semiconductors — 4.6%
Applied Materials, Inc.	281,783	6,754,338
Lam Research Corp.	48,999	4,118,856
Maxim Integrated Products, Inc.	169,374	6,044,958
Teradyne, Inc.	287,326	5,657,449

		22,575,601

Utilities — 10.2%
Electric — 8.3%
Ameren Corp.	80,392	4,307,403
Consolidated Edison, Inc.	46,719	3,758,076
Edison International	118,054	9,169,254
Eversource Energy	45,474	2,723,893
NorthWestern Corp.	56,643	3,572,474
PG&E Corp.	129,806	8,297,200
Xcel Energy, Inc.	188,625	8,446,628

		40,274,928

Gas — 1.9%
Atmos Energy Corp.	47,538	3,865,790
Spire, Inc.	74,019	5,243,506

		9,109,296

		49,384,224

TOTAL COMMON STOCK (Cost $438,703,787)		475,231,843

TOTAL EQUITIES (Cost $438,703,787)		475,231,843

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.2%
Diversified Financial — 2.2%
iShares Russell Mid-Cap Value ETF	141,707	$10,527,413

TOTAL MUTUAL FUNDS (Cost $9,642,342)		10,527,413

TOTAL LONG-TERM INVESTMENTS (Cost $448,346,129)		485,759,256

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$1,496,180	1,496,180

TOTAL SHORT-TERM INVESTMENTS (Cost $1,496,180)		1,496,180

TOTAL INVESTMENTS —100.5% (Cost $449,842,309) (c)		487,255,436

Other Assets/(Liabilities) — (0.5)%		(2,536,837)

NET ASSETS — 100.0%		$484,718,599

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Maturity value of $1,496,181. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $1,526,590.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 97.0%
Basic Materials — 2.8%
Chemicals — 2.2%
Methanex Corp. (a)	29,832	$868,110
Minerals Technologies, Inc.	24,067	1,367,005
Platform Specialty Products Corp. (b)	126,686	1,124,972
PolyOne Corp.	27,175	957,647

		4,317,734

Forest Products & Paper — 0.6%
KapStone Paper and Packaging Corp.	89,479	1,164,122

		5,481,856

Communications — 4.7%
Internet — 2.1%
Dropbox, Inc. (c)	10,469	85,322
GoDaddy, Inc. Class A (b)	48,483	1,512,185
Zendesk, Inc. (b)	61,844	1,631,445
Zillow Group, Inc. Class C (b)	27,328	991,460

		4,220,412

Media — 0.5%
The New York Times Co. Class A	79,651	963,777

Telecommunications — 2.1%
Arista Networks, Inc. (b)	7,400	476,412
Ciena Corp. (b)	52,676	987,675
Gigamon, Inc. (b)	18,505	691,902
ORBCOMM, Inc. (b)	80,576	801,731
Vonage Holdings Corp. (b)	177,446	1,082,421

		4,040,141

		9,224,330

Consumer, Cyclical — 14.0%
Apparel — 0.8%
G-III Apparel Group Ltd. (b)	14,518	663,763
Steven Madden Ltd. (b)	28,447	972,318

		1,636,081

Automotive & Parts — 0.5%
Tenneco, Inc. (b)	22,344	1,041,454

Distribution & Wholesale — 0.5%
WESCO International, Inc. (a) (b)	17,124	881,715

Entertainment — 1.7%
Cinemark Holdings, Inc.	30,584	1,115,093
DreamWorks Animation SKG, Inc. Class A (b)	25,380	1,037,280
National CineMedia, Inc.	71,964	1,114,003

		3,266,376

Home Furnishing — 0.5%
La-Z-Boy, Inc.	37,063	1,031,093

	Number of Shares	Value
Leisure Time — 1.5%
ClubCorp Holdings, Inc.	98,731	$1,283,503
Lindblad Expeditions Holdings, Inc. (b)	68,857	663,093
Planet Fitness, Inc. Class A (b)	48,740	920,211

		2,866,807

Retail — 8.0%
Bloomin’ Brands, Inc.	63,142	1,128,347
The Cheesecake Factory, Inc.	23,231	1,118,340
Chico’s FAS, Inc.	91,462	979,558
Destination Maternity Corp.	29,110	171,167
Dick’s Sporting Goods, Inc.	18,051	813,378
DSW, Inc. Class A	84,843	1,796,975
Duluth Holdings, Inc. Class B (a) (b)	6,724	164,469
Five Below, Inc. (b)	15,900	737,919
HSN, Inc.	10,658	521,496
Jack in the Box, Inc.	9,968	856,450
Kate Spade & Co. (b)	87,239	1,797,996
Nu Skin Enterprises, Inc. Class A	21,190	978,766
Panera Bread Co. Class A (b)	12,853	2,724,065
Papa John’s International, Inc.	16,001	1,088,068
Texas Roadhouse, Inc.	17,613	803,153

		15,680,147

Textiles — 0.5%
Tumi Holdings, Inc. (b)	36,073	964,592

		27,368,265

Consumer, Non-cyclical — 20.9%
Biotechnology — 2.2%
Alder Biopharmaceuticals, Inc. (a) (b)	22,210	554,583
Bluebird Bio, Inc. (a) (b)	12,166	526,666
Five Prime Therapeutics, Inc. (b)	25,748	1,064,680
Ironwood Pharmaceuticals, Inc. (b)	21,144	276,458
Novavax, Inc. (a) (b)	106,612	775,069
PTC Therapeutics, Inc. (a) (b)	38,185	268,059
Ultragenyx Pharmaceutical, Inc. (b)	16,489	806,477

		4,271,992

Commercial Services — 4.5%
Cardtronics, Inc. (b)	35,957	1,431,448
Convergys Corp.	28,677	716,925
CoStar Group, Inc. (b)	9,952	2,176,104
Paylocity Holding Corp. (a) (b)	30,692	1,325,895
WEX, Inc. (b)	19,784	1,754,247
WNS Holdings Ltd. Sponsored ADR (India) (b)	56,165	1,516,455

		8,921,074

Foods — 1.8%
Greencore Group PLC	415,941	1,706,648
Post Holdings, Inc. (b)	10,710	885,610
Sanderson Farms, Inc. (a)	10,460	906,254

		3,498,512

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 5.5%
Align Technology, Inc. (b)	17,751	$1,429,843
Bio-Techne Corp.	7,660	863,818
Cepheid, Inc. (b)	52,530	1,615,298
Dexcom, Inc. (b)	23,050	1,828,556
Globus Medical, Inc. Class A (b)	51,055	1,216,641
Inogen, Inc. (b)	7,500	375,825
Insulet Corp. (b)	102,671	3,104,771
Intersect ENT, Inc. (b)	30,278	391,495

		10,826,247

Health Care – Services — 4.1%
Acadia Healthcare Co., Inc. (b)	30,079	1,666,377
Community Health Systems, Inc. (a) (b)	60,057	723,687
Envision Healthcare Holdings, Inc. (b)	16,687	423,349
Kindred Healthcare, Inc.	94,663	1,068,745
LifePoint Health, Inc. (b)	28,219	1,844,676
Quorum Health Corp. (b)	4,046	43,333
Surgical Care Affiliates, Inc. (b)	20,741	988,723
WellCare Health Plans, Inc. (b)	12,274	1,316,755

		8,075,645

Pharmaceuticals — 2.8%
Aerie Pharmaceuticals, Inc. (a) (b)	29,590	520,784
Galapagos NV (a) (b)	22,439	1,244,692
Nevro Corp. (a) (b)	9,507	701,237
Otonomy, Inc. (b)	28,514	452,802
Portola Pharmaceuticals, Inc. (b)	16,237	383,193
TESARO, Inc. (a) (b)	25,524	2,145,292

		5,448,000

		41,041,470

Diversified — 0.4%
Holding Company – Diversified —0.4%
FCB Financial Holdings, Inc. Class A (b)	25,235	857,990

Energy — 5.5%
Energy – Alternate Sources — 2.3%
First Solar, Inc. (b)	31,731	1,538,319
Headwaters, Inc. (b)	104,044	1,866,549
Pattern Energy Group, Inc. (a)	48,439	1,112,644

		4,517,512

Oil & Gas — 2.7%
Diamondback Energy, Inc. (b)	10,645	970,930
Patterson-UTI Energy, Inc.	95,602	2,038,235
QEP Resources, Inc.	34,104	601,254
Western Refining, Inc.	45,626	941,264
WPX Energy, Inc. (b)	73,975	688,707

		5,240,390

	Number of Shares	Value
Oil & Gas Services — 0.5%
Forum Energy Technologies, Inc. (b)	55,648	$963,267

		10,721,169

Financial — 16.9%
Banks — 3.7%
Ameris Bancorp	32,235	957,380
ConnectOne Bancorp, Inc.	45,999	721,724
Great Western Bancorp, Inc.	34,830	1,098,538
PrivateBancorp, Inc.	12,040	530,121
South State Corp.	15,563	1,059,062
Texas Capital Bancshares, Inc. (b)	20,262	947,451
United Community Banks, Inc.	53,072	970,687
Western Alliance Bancorp (b)	29,088	949,723

		7,234,686

Diversified Financial — 3.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	118,072	2,550,355
MarketAxess Holdings, Inc.	12,969	1,885,692
WageWorks, Inc. (b)	15,759	942,546
WisdomTree Investments, Inc. (a)	102,044	999,011

		6,377,604

Insurance — 3.7%
Argo Group International Holdings Ltd.	15,684	814,000
Assurant, Inc.	9,863	851,276
Assured Guaranty Ltd.	46,289	1,174,352
eHealth, Inc. (b)	40,640	569,773
First American Financial Corp.	25,111	1,009,964
Horace Mann Educators Corp.	31,399	1,060,972
MGIC Investment Corp. (b)	135,978	809,069
Stewart Information Services Corp.	23,952	991,852

		7,281,258

Real Estate — 1.6%
FirstService Corp. (b)	7,500	343,725
Hilltop Holdings, Inc. (b)	38,923	816,994
Kennedy-Wilson Holdings, Inc.	107,424	2,036,759

		3,197,478

Real Estate Investment Trusts (REITS) — 3.6%
CoreSite Realty Corp.	10,038	890,270
LaSalle Hotel Properties	24,531	578,441
MFA Financial, Inc.	146,834	1,067,483
Outfront Media, Inc.	31,800	768,606
PS Business Parks, Inc.	11,421	1,211,540
Redwood Trust, Inc.	75,832	1,047,240
Rexford Industrial Realty, Inc.	50,030	1,055,133
Sovran Self Storage, Inc.	4,971	521,557

		7,140,270

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 1.0%
Sterling Bancorp	122,418	$1,921,963

		33,153,259

Industrial — 15.2%
Aerospace & Defense — 1.9%
Astronics Corp. (b)	12,736	423,599
Curtiss-Wright Corp.	10,441	879,654
MACOM Technology Solutions Holdings, Inc. (a) (b)	34,319	1,131,841
Teledyne Technologies, Inc. (b)	12,957	1,283,391

		3,718,485

Building Materials — 1.8%
Armstrong Flooring, Inc. (b)	34,593	586,352
Armstrong World Industries, Inc. (b)	21,026	823,168
Masonite International Corp. (b)	32,788	2,168,598

		3,578,118

Electrical Components & Equipment — 0.9%
Generac Holdings, Inc. (b)	14,247	498,075
SunPower Corp. (a) (b)	84,722	1,312,344

		1,810,419

Electronics — 0.5%
Watts Water Technologies, Inc. Class A	18,050	1,051,593

Environmental Controls — 0.8%
Clean Harbors, Inc. (b)	29,635	1,544,280

Machinery – Diversified — 2.3%
Altra Industrial Motion Corp.	39,469	1,064,873
Applied Industrial Technologies, Inc.	25,391	1,146,150
The Middleby Corp. (b)	18,931	2,181,798

		4,392,821

Manufacturing — 0.5%
John Bean Technologies Corp.	16,935	1,036,761

Metal Fabricate & Hardware — 1.2%
Advanced Drainage Systems, Inc. (a)	88,044	2,409,764

Packaging & Containers — 0.5%
Graphic Packaging Holding Co.	73,775	925,138

Transportation — 3.8%
Genesee & Wyoming, Inc. Class A (b)	15,960	940,842
Kirby Corp. (b)	26,031	1,624,074
Knight Transportation, Inc.	69,949	1,859,244
Landstar System, Inc.	18,992	1,303,991
Swift Transportation Co. (a) (b)	103,755	1,598,865

		7,327,016

Trucking & Leasing — 1.0%
Aircastle Ltd.	45,879	897,393

	Number of Shares	Value
GATX Corp. (a)	23,626	$1,038,835

		1,936,228

		29,730,623

Technology — 15.7%
Computers — 2.4%
Cadence Design Systems, Inc. (b)	44,541	1,082,346
Manhattan Associates, Inc. (b)	13,757	882,237
MAXIMUS, Inc.	15,463	856,186
Stratasys Ltd. (a) (b)	25,944	593,858
VeriFone Systems, Inc. (b)	35,616	660,321
Virtusa Corp. (b)	21,390	617,743

		4,692,691

Semiconductors — 3.2%
Cavium, Inc. (b)	16,826	649,483
Entegris, Inc. (b)	125,047	1,809,430
Intersil Corp. Class A	45,700	618,778
Mellanox Technologies Ltd. (b)	39,659	1,902,046
MKS Instruments, Inc.	15,500	667,430
Monolithic Power Systems, Inc.	7,825	534,604

		6,181,771

Software — 10.1%
Allscripts Healthcare Solutions, Inc. (b)	101,698	1,291,565
Aspen Technology, Inc. (b)	15,200	611,648
Atlassian Corp. PLC Class A (b)	48,474	1,255,477
BroadSoft, Inc. (b)	17,600	722,128
Demandware, Inc. (b)	13,967	1,046,128
Envestnet, Inc. (b)	17,240	574,265
EPAM Systems, Inc. (b)	12,143	780,916
Fair Isaac Corp.	16,494	1,863,987
Guidewire Software, Inc. (b)	22,101	1,364,958
HubSpot, Inc. (b)	46,998	2,040,653
Imperva, Inc. (b)	5,363	230,663
InterXion Holding NV (b)	23,573	869,372
Proofpoint, Inc. (a) (b)	15,482	976,759
SS&C Technologies Holdings, Inc	45,214	1,269,609
Telogis (c)	80,369	231,463
Tyler Technologies, Inc. (b)	4,769	795,040
The Ultimate Software Group, Inc. (b)	6,753	1,420,088
Veeva Systems, Inc. Class A (b)	54,299	1,852,682
Verint Systems, Inc. (b)	19,240	637,421

		19,834,822

		30,709,284

Utilities — 0.9%
Electric — 0.3%
8Point3 Energy Partners LP	37,151	586,986

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.6%
South Jersey Industries, Inc.	34,700	$1,097,214

		1,684,200

TOTAL COMMON STOCK (Cost $186,574,761)		189,972,446

PREFERRED STOCK — 1.1%
Communications — 0.5%
Internet — 0.5%
Draftkings Series D (b) (c)	14,868	59,026
Draftkings, Inc. Series D 1 (b) (c)	28,744	150,044
The Honest Co. (b) (c)	4,027	159,187
Veracode, Inc. (b) (c)	10,688	220,707
Zuora, Inc. Series F (b) (c)	69,937	276,251

		865,215

Technology — 0.6%
Software — 0.6%
Cloudera, Inc. Series F (b) (c)	12,068	194,174
Docusign, Inc. Series B (b) (c)	456	7,725
Docusign, Inc. Series B 1 (b) (c)	136	2,304
Docusign, Inc. Series D (b) (c)	327	5,539
Docusign, Inc. Series E (b) (c)	8,460	143,312
Docusign, Inc. Series F (b) (c)	1,224	20,735
Marklogic Corp. Series F (b) (c)	22,966	239,076
NUTANIX, Inc. Series E (b) (c)	14,135	153,789
Telogis (b) (c)	109,450	433,422

		1,200,076

TOTAL PREFERRED STOCK (Cost $1,967,004)		2,065,291

TOTAL EQUITIES (Cost $188,541,765)		192,037,737

MUTUAL FUNDS — 9.8%
Diversified Financial — 9.8%
iShares Russell 2000 Growth Index Fund (a)	2,825	387,534
State Street Navigator Securities Lending Prime Portfolio (d)	18,797,434	18,797,434

		19,184,968

TOTAL MUTUAL FUNDS (Cost $19,182,779)		19,184,968

TOTAL LONG-TERM INVESTMENTS (Cost $207,724,544)		211,222,705

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (e)	$2,598,944	$2,598,944

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	10,773	10,773

TOTAL SHORT-TERM INVESTMENTS (Cost $2,609,717)		2,609,717

TOTAL INVESTMENTS — 109.2% (Cost $210,334,261) (f)		213,832,422

Other Assets/(Liabilities) — (9.2)%		(18,007,264)

NET ASSETS — 100.0%		$195,825,158

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $18,350,883 or 9.37% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $2,382,076 or 1.22% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,598,945. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% – 3.125%, maturity dates ranging from 9/30/19 – 5/15/21, and an aggregate market value, including accrued interest, of $2,658,009.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 4.6%
Chemicals — 2.5%
American Vanguard Corp.	29,100	$439,701
Innospec, Inc.	16,300	749,637
KMG Chemicals, Inc.	18,800	488,612
Minerals Technologies, Inc.	16,600	942,880

		2,620,830

Forest Products & Paper — 0.9%
Clearwater Paper Corp. (a)	14,800	967,476

Iron & Steel — 1.2%
Carpenter Technology Corp.	20,200	665,186
Reliance Steel & Aluminum Co.	7,100	545,990

		1,211,176

		4,799,482

Communications — 2.3%
Internet — 0.9%
New Media Investment Group, Inc.	37,800	683,046
Safeguard Scientifics, Inc. (a)	25,500	318,495

		1,001,541

Media — 0.9%
Cable One, Inc.	950	485,840
Scholastic Corp.	11,400	451,554

		937,394

Telecommunications — 0.5%
Ixia (a)	51,300	503,766

		2,442,701

Consumer, Cyclical — 9.2%
Apparel — 0.9%
Crocs, Inc. (a)	25,600	288,768
Steven Madden Ltd. (a)	19,600	669,928

		958,696

Automotive & Parts — 0.8%
Dorman Products, Inc. (a)	14,900	852,280

Distribution & Wholesale — 2.1%
Beacon Roofing Supply, Inc. (a)	22,500	1,023,075
Pool Corp.	13,000	1,222,390

		2,245,465

Home Builders — 0.7%
Cavco Industries, Inc. (a)	7,400	693,380

Home Furnishing — 0.6%
Ethan Allen Interiors, Inc.	19,500	644,280

Leisure Time — 0.4%
Interval Leisure Group, Inc.	22,900	364,110

	Number of Shares	Value
Retail — 2.3%
Fred’s, Inc. Class A	29,600	$476,856
Party City Holdco, Inc. (a)	20,500	285,155
Pier 1 Imports, Inc.	40,100	206,114
PriceSmart, Inc.	9,700	907,629
Red Robin Gourmet Burgers, Inc. (a)	5,100	241,893
Sportsman’s Warehouse Holdings, Inc. (a)	39,600	319,176

		2,436,823

Textiles — 1.4%
Culp, Inc.	22,300	616,149
G&K Services, Inc. Class A	11,450	876,726

		1,492,875

		9,687,909

Consumer, Non-cyclical — 15.8%
Agriculture — 0.4%
Vector Group Ltd. (b)	20,129	451,292

Commercial Services — 5.7%
Aaron’s, Inc.	36,200	792,418
American Public Education, Inc. (a)	20,200	567,620
Capella Education Co.	11,300	594,832
Electro Rent Corp.	42,000	647,220
FTI Consulting, Inc. (a)	14,600	593,928
Green Dot Corp. Class A (a)	28,680	659,353
Hillenbrand, Inc.	13,430	403,437
McGrath RentCorp	34,100	1,043,119
Navigant Consulting, Inc. (a)	40,800	658,920

		5,960,847

Foods — 2.0%
Pinnacle Foods, Inc.	12,400	573,996
Post Holdings, Inc. (a)	7,500	620,175
SpartanNash Co.	23,200	709,456
TreeHouse Foods, Inc. (a)	1,750	179,638

		2,083,265

Health Care – Products — 4.9%
Atrion Corp.	2,630	1,125,272
Haemonetics Corp. (a)	23,100	669,669
Halyard Health, Inc. (a)	27,400	891,048
Quidel Corp. (a)	31,800	567,948
West Pharmaceutical Services, Inc.	25,700	1,950,116

		5,204,053

Health Care – Services — 2.3%
The Ensign Group, Inc.	11,000	231,110
National Healthcare Corp.	9,800	634,452
Select Medical Holdings Corp. (a)	35,300	383,711
Triple-S Management Corp. Class B (a)	18,400	449,512
WellCare Health Plans, Inc. (a)	6,900	740,232

		2,439,017

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.5%
CSS Industries, Inc.	18,400	$493,304

		16,631,778

Diversified — 0.6%
Holding Company – Diversified — 0.6%
National Bank Holdings Corp. Class A	33,700	686,132

Energy — 3.6%
Oil & Gas — 2.4%
Matador Resources Co. (a)	43,100	853,380
Parsley Energy, Inc. Class A (a)	13,700	370,722
PDC Energy, Inc. (a)	9,100	524,251
Rice Energy, Inc. (a)	14,900	328,396
WPX Energy, Inc. (a)	49,900	464,569

		2,541,318

Oil & Gas Services — 1.2%
RPC, Inc. (b)	28,500	442,605
Tesco Corp.	50,400	337,176
TETRA Technologies, Inc. (a)	70,500	449,085

		1,228,866

		3,770,184

Financial — 32.3%
Banks — 12.3%
BBCN Bancorp, Inc.	43,600	650,512
CoBiz Financial, Inc.	41,200	482,040
Columbia Banking System, Inc.	34,400	965,264
East West Bancorp, Inc.	42,126	1,439,867
Glacier Bancorp, Inc.	33,800	898,404
Home Bancshares, Inc.	106,350	2,104,667
Paragon Commercial Corp. (a)	1,000	35,000
Pinnacle Financial Partners, Inc.	5,300	258,905
Popular, Inc.	32,200	943,460
Prosperity Bancshares, Inc.	18,500	943,315
Sandy Spring Bancorp, Inc.	21,850	634,961
SVB Financial Group (a)	10,450	994,422
Texas Capital Bancshares, Inc. (a)	9,800	458,248
Towne Bank (b)	34,800	753,420
Webster Financial Corp.	19,175	650,991
Wintrust Financial Corp.	14,300	729,300

		12,942,776

Diversified Financial — 1.0%
Bats Global Markets, Inc. (a)	11,498	295,383
Houlihan Lokey, Inc.	11,326	253,363
Janus Capital Group, Inc.	33,800	470,496

		1,019,242

Insurance — 5.3%
Assured Guaranty Ltd.	20,782	527,239
Employers Holdings, Inc.	23,100	670,362
National Interstate Corp.	20,300	614,075
ProAssurance Corp.	39,200	2,099,160

	Number of Shares	Value
Radian Group, Inc.	49,400	$514,748
RenaissanceRe Holdings Ltd.	2,700	317,088
Safety Insurance Group, Inc.	6,900	424,902
State Auto Financial Corp. Class A	22,100	484,211

		5,651,785

Real Estate Investment Trusts (REITS) — 11.2%
Acadia Realty Trust	28,800	1,022,976
American Assets Trust, Inc.	7,400	314,056
American Campus Communities, Inc.	16,300	861,781
Catchmark Timber Trust, Inc. Class A	30,310	370,388
Cedar Realty Trust, Inc.	130,600	970,358
Douglas Emmett, Inc.	19,300	685,536
EastGroup Properties, Inc.	12,100	833,932
First Potomac Realty Trust	58,000	533,600
Healthcare Realty Trust, Inc.	18,800	657,812
Kilroy Realty Corp.	11,600	768,964
LaSalle Hotel Properties	21,450	505,791
Potlatch Corp.	18,500	630,850
PS Business Parks, Inc.	7,900	838,032
Retail Opportunity Investments Corp.	13,400	290,378
RLJ Lodging Trust	24,700	529,815
Rouse Properties, Inc.	23,100	421,575
Saul Centers, Inc.	14,100	870,111
Washington Real Estate Investment Trust	22,000	692,120

		11,798,075

Savings & Loans — 2.5%
BankUnited, Inc.	23,300	715,776
Beneficial Bancorp, Inc. (a)	54,123	688,445
United Financial Bancorp, Inc.	51,100	663,278
WSFS Financial Corp.	18,800	605,172

		2,672,671

		34,084,549

Industrial — 18.6%
Aerospace & Defense — 1.1%
Cubic Corp.	9,200	369,472
Kaman Corp.	12,400	527,248
Triumph Group, Inc.	8,100	287,550

		1,184,270

Building Materials — 2.6%
Comfort Systems USA, Inc.	12,100	394,097
Drew Industries, Inc.	14,900	1,264,116
Universal Forest Products, Inc.	11,300	1,047,397

		2,705,610

Electrical Components & Equipment — 4.1%
Advanced Energy Industries, Inc. (a)	26,000	986,960
Belden, Inc.	19,460	1,174,800
Energizer Holdings, Inc.	14,900	767,201
Littelfuse, Inc.	12,000	1,418,280

		4,347,241

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 2.5%
Analogic Corp.	7,000	$556,080
Badger Meter, Inc.	10,000	730,300
Brady Corp. Class A	22,500	687,600
Methode Electronics, Inc.	18,100	619,563

		2,593,543

Engineering & Construction — 0.5%
Aegion Corp. (a)	29,600	577,496

Environmental Controls — 0.4%
MSA Safety, Inc.	7,900	414,987

Machinery – Diversified — 0.3%
Applied Industrial Technologies, Inc.	7,600	343,064

Manufacturing — 2.3%
Colfax Corp. (a)	6,400	169,344
ESCO Technologies, Inc.	22,800	910,632
Matthews International Corp. Class A	10,800	600,912
Myers Industries, Inc.	49,450	712,080

		2,392,968

Metal Fabricate & Hardware — 1.7%
Circor International, Inc.	12,100	689,579
RBC Bearings, Inc. (a)	7,800	565,500
Sun Hydraulics Corp.	18,000	534,420

		1,789,499

Transportation — 3.1%
Genesee & Wyoming, Inc. Class A (a)	13,250	781,087
Kirby Corp. (a)	8,450	527,196
Landstar System, Inc.	23,700	1,627,242
Universal Truckload Services, Inc.	22,600	291,540

		3,227,065

		19,575,743

Technology — 3.8%
Computers — 0.0%
CSRA, Inc.	784	18,369

Semiconductors — 1.8%
Brooks Automation, Inc.	41,800	468,996
Cabot Microelectronics Corp.	17,800	753,652
Intersil Corp. Class A	33,700	456,298
Veeco Instruments, Inc. (a)	16,400	271,584

		1,950,530

Software — 2.0%
Progress Software Corp. (a)	23,700	650,802
SYNNEX Corp.	14,900	1,412,818

		2,063,620

		4,032,519

Utilities — 7.9%
Electric — 2.9%
El Paso Electric Co.	15,800	746,866
NorthWestern Corp.	18,500	1,166,795

	Number of Shares	Value
NRG Energy, Inc.	16,426	$246,226
Portland General Electric Co.	19,400	855,928

		3,015,815

Gas — 5.0%
Atmos Energy Corp.	8,700	707,484
ONE Gas, Inc.	22,300	1,484,957
PNM Resources, Inc.	44,400	1,573,536
South Jersey Industries, Inc.	2,800	88,536
Southwest Gas Corp.	10,200	802,842
WGL Holdings, Inc.	8,900	630,031

		5,287,386

		8,303,201

TOTAL COMMON STOCK (Cost $83,755,482)		104,014,198

TOTAL EQUITIES (Cost $83,755,482)		104,014,198

MUTUAL FUNDS — 1.1%
Diversified Financial — 1.1%
State Street Navigator Securities Lending Prime Portfolio (c)	1,174,530	1,174,530
T. Rowe Price Reserve Investment Fund	1,003	1,003

		1,175,533

TOTAL MUTUAL FUNDS (Cost $1,175,533)		1,175,533

TOTAL LONG-TERM INVESTMENTS (Cost $84,931,015)		105,189,731

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$1,415,175	1,415,175

TOTAL SHORT-TERM INVESTMENTS (Cost $1,415,175)		1,415,175

TOTAL INVESTMENTS — 101.2% (Cost $86,346,190) (e)		106,604,906

Other Assets/(Liabilities) — (1.2)%		(1,228,502)

NET ASSETS — 100.0%		$105,376,404

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $1,142,068 or 1.08% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,415,176. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $1,446,340.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 1.5%
Chemicals — 1.5%
A. Schulman, Inc.	11,626	$283,907
Huntsman Corp.	146,640	1,972,308
Ingevity Corp. (a)	27,890	949,376

		3,205,591

Communications — 7.4%
Internet — 2.2%
CDW Corp.	65,360	2,619,629
Shutterfly, Inc. (a)	43,460	2,025,670

		4,645,299

Media — 1.0%
Scholastic Corp.	54,280	2,150,031

Telecommunications — 4.2%
Anixter International, Inc. (a)	50,140	2,671,459
Finisar Corp. (a)	162,690	2,848,702
Infinera Corp. (a)	120,970	1,364,542
Polycom, Inc. (a)	201,150	2,262,937

		9,147,640

		15,942,970

Consumer, Cyclical — 19.5%
Airlines — 0.5%
SkyWest, Inc.	44,652	1,181,492

Apparel — 1.3%
Crocs, Inc. (a)	239,110	2,697,161

Auto Manufacturers — 1.5%
Oshkosh Corp.	68,570	3,271,475

Automotive & Parts — 2.6%
Dana Holding Corp.	147,213	1,554,569
Lear Corp.	20,566	2,092,796
Tenneco, Inc. (a)	43,691	2,036,438

		5,683,803

Distribution & Wholesale — 2.1%
MRC Global, Inc. (a)	227,150	3,227,801
WESCO International, Inc. (a)	25,245	1,299,865

		4,527,666

Entertainment — 1.3%
Regal Entertainment Group Class A	123,050	2,712,022

Home Builders — 2.3%
Meritage Home Corp. (a)	61,594	2,312,239
PulteGroup, Inc.	139,600	2,720,804

		5,033,043

Retail — 7.9%
Big Lots, Inc.	52,730	2,642,300
Bloomin’ Brands, Inc.	165,790	2,962,667

	Number of Shares	Value
Brinker International, Inc.	41,365	$1,883,349
Caleres, Inc.	80,370	1,945,758
The Children’s Place Retail Store, Inc.	39,184	3,141,773
The Michaels Cos., Inc. (a)	93,910	2,670,800
Office Depot, Inc. (a)	530,027	1,754,389

		17,001,036

		42,107,698

Consumer, Non-cyclical — 12.4%
Commercial Services — 5.4%
ABM Industries, Inc.	75,630	2,758,982
Booz Allen Hamilton Holding Corp.	108,700	3,221,868
Genpact Ltd. (a)	50,937	1,367,149
Quanta Services, Inc. (a)	117,590	2,718,681
Sotheby’s	54,060	1,481,244

		11,547,924

Foods — 1.6%
Ingredion, Inc.	25,842	3,344,213

Health Care – Services — 4.6%
ICON PLC (a)	37,150	2,600,871
LifePoint Health, Inc. (a)	36,790	2,404,962
Molina Healthcare, Inc. (a)	54,550	2,722,045
WellCare Health Plans, Inc. (a)	20,370	2,185,294

		9,913,172

Household Products — 0.8%
Helen of Troy Ltd. (a)	17,840	1,834,666

		26,639,975

Energy — 8.1%
Oil & Gas — 5.8%
Gulfport Energy Corp. (a)	109,430	3,420,782
Helmerich & Payne, Inc.	49,030	3,291,384
QEP Resources, Inc.	193,870	3,417,928
Synergy Resources Corp. (a)	348,440	2,320,610

		12,450,704

Oil & Gas Services — 2.3%
Oil States International, Inc. (a)	72,160	2,372,621
RPC, Inc.	166,250	2,581,862

		4,954,483

		17,405,187

Financial — 22.2%
Banks — 8.4%
Associated Banc-Corp.	120,427	2,065,323
Comerica, Inc.	67,095	2,759,617
Fulton Financial Corp.	155,820	2,103,570
Huntington Bancshares, Inc.	322,685	2,884,804
Synovus Financial Corp.	60,610	1,757,084
Texas Capital Bancshares, Inc. (a)	36,090	1,687,569
Webster Financial Corp.	68,803	2,335,862

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zions Bancorp	105,425	$2,649,330

		18,243,159

Diversified Financial — 0.6%
OneMain Holdings, Inc. (a)	56,450	1,288,189

Insurance — 8.6%
American Financial Group, Inc.	36,630	2,708,056
CNO Financial Group, Inc.	86,490	1,510,115
Essent Group Ltd. (a)	126,160	2,751,550
First American Financial Corp.	75,470	3,035,403
The Hanover Insurance Group, Inc.	29,980	2,536,908
Reinsurance Group of America, Inc.	28,200	2,735,118
Validus Holdings Ltd.	65,770	3,195,764

		18,472,914

Real Estate Investment Trusts (REITS) — 4.0%
DDR Corp.	112,060	2,032,768
Gramercy Property Trust	380,316	3,506,514
Mid-America Apartment Communities, Inc.	29,610	3,150,504

		8,689,786

Savings & Loans — 0.6%
First Niagara Financial Group, Inc.	131,328	1,279,135

		47,973,183

Industrial — 13.3%
Aerospace & Defense — 2.1%
BE Aerospace, Inc.	54,080	2,497,144
Esterline Technologies Corp. (a)	32,360	2,007,614

		4,504,758

Electrical Components & Equipment — 0.1%
EnerSys	2,000	118,940

Electronics — 2.8%
Keysight Technologies, Inc. (a)	78,810	2,292,583
TTM Technologies, Inc. (a)	193,886	1,459,962
Vishay Intertechnology, Inc.	189,996	2,354,050

		6,106,595

Engineering & Construction — 3.8%
AECOM (a)	90,613	2,878,775
EMCOR Group, Inc.	47,220	2,326,057
Granite Construction, Inc.	29,875	1,360,807
Tutor Perini Corp. (a)	66,460	1,565,133

		8,130,772

Hand & Machine Tools — 0.7%
Regal Beloit Corp.	29,290	1,612,415

Manufacturing — 1.0%
ITT, Inc.	68,330	2,185,193

Packaging & Containers — 1.3%
Graphic Packaging Holding Co.	231,060	2,897,492

Transportation — 1.5%
Ryder System, Inc.	26,750	1,635,495

	Number of Shares	Value
Werner Enterprises, Inc.	67,270	$1,545,192

		3,180,687

		28,736,852

Technology — 7.8%
Computers — 2.9%
Amdocs Ltd.	50,128	2,893,388
NCR Corp. (a)	117,050	3,250,479

		6,143,867

Semiconductors — 3.7%
Advanced Micro Devices, Inc. (a)	202,420	1,040,439
Cypress Semiconductor Corp.	284,780	3,004,429
Lam Research Corp.	16,625	1,397,498
Qorvo, Inc. (a)	46,620	2,576,221

		8,018,587

Software — 1.2%
Verint Systems, Inc. (a)	81,080	2,686,180

		16,848,634

Utilities — 4.9%
Electric — 1.7%
Westar Energy, Inc.	63,890	3,583,590

Gas — 3.2%
PNM Resources, Inc.	89,813	3,182,973
Southwest Gas Corp.	47,400	3,730,854

		6,913,827

		10,497,417

TOTAL COMMON STOCK (Cost $194,577,887)		209,357,507

TOTAL EQUITIES (Cost $194,577,887)		209,357,507

TOTAL LONG-TERM INVESTMENTS (Cost $194,577,887)		209,357,507

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$3,603,205	$3,603,205

TOTAL SHORT-TERM INVESTMENTS (Cost $3,603,205)		3,603,205

TOTAL INVESTMENTS — 98.8% (Cost $198,181,092) (c)		212,960,712

Other Assets/(Liabilities) — 1.2%		2,574,729

NET ASSETS — 100.0%		$215,535,441

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,603,206. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $3,679,340.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.7%

BANK LOANS — 0.2%
Diversified Financial — 0.2%
Delos Finance SARL, Term Loan B 3.500% 3/06/21	$840,000	$838,530

TOTAL BANK LOANS (Cost $836,720)		838,530

CORPORATE DEBT — 25.3%
Airlines — 0.7%
Continental Airlines Pass-Through Trust 7.250% 5/10/21	1,807,101	2,064,613
Northwest Airlines Pass-Through Trust 7.041% 10/01/23	383,425	437,104

		2,501,717

Apparel — 0.0%
Hanesbrands, Inc. (a) 4.875% 5/15/26	175,000	175,630

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC 2.145% 1/09/18	500,000	504,379
General Motors Financial Co., Inc. 4.750% 8/15/17	500,000	515,917

		1,020,296

Banks — 3.4%
American Express Centurion Bank 6.000% 9/13/17	750,000	790,127
CIT Group, Inc. (a) 6.625% 4/01/18	350,000	369,250
Citigroup, Inc. 3 mo. USD LIBOR + .960%, FRN 1.598% 7/25/16	2,800,000	2,801,305
Credit Suisse 3 mo. USD LIBOR + .690%, FRN 1.328% 1/29/18	1,750,000	1,746,390
HBOS PLC (a) 6.750% 5/21/18	1,100,000	1,179,863
JP Morgan Chase & Co. 3 mo. USD LIBOR + .550%, FRN 1.188% 4/25/18	700,000	698,922
Morgan Stanley 3 mo. USD LIBOR + 1.280%, FRN 1.918% 4/25/18	1,000,000	1,009,657
Morgan Stanley 2.500% 4/21/21	710,000	717,427
Royal Bank of Scotland Group PLC 6.400% 10/21/19	750,000	827,495
Wells Fargo & Co. 2.500% 3/04/21	705,000	722,932

	Principal Amount	Value
Wells Fargo & Co. 3.000% 4/22/26	$1,180,000	$1,202,834

		12,066,202

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	299,000	320,303
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	551,000	645,685
Constellation Brands, Inc. 6.000% 5/01/22	325,000	363,187
DS Services of America, Inc. (a) 10.000% 9/01/21	330,000	370,425

		1,699,600

Biotechnology — 0.3%
Celgene Corp. 5.000% 8/15/45	400,000	440,535
Gilead Sciences, Inc. 3.250% 9/01/22	600,000	638,939

		1,079,474

Commercial Services — 0.1%
Catholic Health Initiatives 2.950% 11/01/22	500,000	511,683

Computers — 0.4%
Apple, Inc. 4.650% 2/23/46	850,000	960,140
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 6.020% 6/15/26	355,000	370,083

		1,330,223

Diversified Financial — 6.5%
Capital One Bank USA NA 2.250% 2/13/19	1,000,000	1,012,784
Federal Home Loan Banks STEP 1.250% 6/28/30	2,010,000	2,029,013
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	707,989
Federal National Mortgage Association 1 mo. USD LIBOR + .010%, FRN 0.473% 10/05/17	3,475,000	3,472,806
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + .450%, FRN 1.082% 11/08/16	1,400,000	1,400,444
GE Capital International Funding Co., Unlimited Co. (a) 4.418% 11/15/35	780,000	874,837
General Electric Capital Corp. 5.875% 1/14/38	244,000	330,002
The Goldman Sachs Group, Inc. 5.950% 1/18/18	1,750,000	1,864,254

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Lease Finance Corp. (a) 7.125% 9/01/18	$1,000,000	$1,097,940
JP Morgan Chase & Co. 3 mo. USD LIBOR + .520%, FRN 1.146% 2/15/17	2,700,000	2,702,946
Macquarie Bank Ltd. (a) 6.625% 4/07/21	975,000	1,127,122
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,400,000	4,803,687
Morgan Stanley 2.375% 7/23/19	500,000	508,249
Morgan Stanley 5.450% 1/09/17	1,000,000	1,021,378
Morgan Stanley 5.500% 7/24/20	250,000	280,529

		23,233,980

Electric — 3.0%
Commonwealth Edison Co. 3.650% 6/15/46	535,000	546,604
Duke Energy Carolinas LLC 4.000% 9/30/42	1,000,000	1,076,965
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	1,500,000	1,725,781
Dynegy, Inc. 5.875% 6/01/23	116,000	102,080
Emera US Finance LP (a) 2.150% 6/15/19	1,068,000	1,080,424
Florida Power & Light Co. 3.800% 12/15/42	1,200,000	1,291,616
Jersey Central Power & Light Co. (a) 4.700% 4/01/24	800,000	876,936
Jersey Central Power & Light Co. 6.400% 5/15/36	425,000	507,936
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,703,810
Southern California Edison Co. 3.600% 2/01/45	700,000	727,066
Southwestern Electric Power Co. 6.200% 3/15/40	800,000	996,148

		10,635,366

Entertainment — 0.1%
Churchill Downs, Inc. (a) 5.375% 12/15/21	175,000	178,719

Foods — 0.1%
Kraft Heinz Foods Co. (a) 1.600% 6/30/17	558,000	559,875

Gas — 0.7%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	1,095,000	1,292,005
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	1,000,000	1,128,800

		2,420,805

	Principal Amount	Value
Health Care – Services — 0.9%
Aetna, Inc. 2.800% 6/15/23	$885,000	$904,031
Centene Escrow Corp. (a) 6.125% 2/15/24	350,000	372,094
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	415,000	411,369
Fresenius Medical Care US Finance, Inc. (a) 5.750% 2/15/21	330,000	366,300
HCA, Inc. 5.000% 3/15/24	800,000	828,000
Tenet Healthcare Corp. 3 mo. USD LIBOR + 3.500%, FRN 4.153% 6/15/20	350,000	345,625

		3,227,419

Household Products — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	170,000	177,013

Insurance — 1.0%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	554,937
Berkshire Hathaway Finance Corp. 4.400% 5/15/42	750,000	841,890
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	970,000	936,050
Jackson National Life Global Funding (a) 3.050% 4/29/26	525,000	532,038
New York Life Global Funding (a) 1.550% 11/02/18	750,000	756,962

		3,621,877

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	345,000	357,075

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp (a) 5.875% 4/01/24	250,000	259,375
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 4.464% 7/23/22	875,000	940,394
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 6.484% 10/23/45	200,000	238,804
DISH DBS Corp. 6.750% 6/01/21	170,000	176,162
DISH DBS Corp. (a) 7.750% 7/01/26	74,000	76,220

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Neptune Finco Corp. (a) 6.625% 10/15/25	$350,000	$367,500
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	165,000	166,811
Univision Communications, Inc. (a) 5.125% 5/15/23	170,000	168,725
Virgin Media Secured Finance PLC (a) 5.250% 1/15/26	200,000	193,500

		2,587,491

Oil & Gas — 0.2%
Noble Energy, Inc. 5.250% 11/15/43	140,000	142,342
Shell International Finance BV 4.375% 5/11/45	415,000	450,538

		592,880

Packaging & Containers — 0.1%
Ball Corp. 4.375% 12/15/20	350,000	368,156

Pharmaceuticals — 1.1%
AbbVie, Inc. 3.200% 5/14/26	357,000	361,633
AbbVie, Inc. 3.600% 5/14/25	500,000	523,915
Actavis Funding SCS 3.800% 3/15/25	250,000	260,457
Actavis Funding SCS 4.750% 3/15/45	600,000	630,044
Baxalta, Inc. 2.875% 6/23/20	725,000	736,802
Johnson & Johnson 3.700% 3/01/46	705,000	793,825
Quintiles Transnational Corp. (a) 4.875% 5/15/23	175,000	177,625
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	400,000	321,250
Valeant Pharmaceuticals International, Inc. (a) 5.625% 12/01/21	100,000	82,500
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	50,000	40,125

		3,928,176

Pipelines — 1.1%
Boardwalk Pipelines LLC 5.500% 2/01/17	1,000,000	1,015,158
Energy Transfer Equity LP 5.500% 6/01/27	175,000	164,500
Energy Transfer Partners LP 3.600% 2/01/23	1,250,000	1,197,803
Energy Transfer Partners LP 5.150% 3/15/45	400,000	363,478

	Principal Amount	Value
Rockies Express Pipeline LLC (a) 5.625% 4/15/20	$350,000	$350,875
Spectra Energy Partners LP 4.500% 3/15/45	800,000	796,366

		3,888,180

Real Estate — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 1.750% 9/15/17	550,000	551,589

Real Estate Investment Trusts (REITS) — 1.6%
HCP, Inc. 3.400% 2/01/25	1,000,000	966,927
HCP, Inc. 3.875% 8/15/24	500,000	502,774
Highwoods Realty LP 5.850% 3/15/17	1,000,000	1,028,306
National Retail Properties, Inc. 6.875% 10/15/17	750,000	798,248
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,537,613
Welltower, Inc. 4.000% 6/01/25	830,000	872,337

		5,706,205

Retail — 0.4%
CVS Health Corp. 2.875% 6/01/26	535,000	546,729
Wal-Mart Stores, Inc. 4.000% 4/11/43	400,000	444,002
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	275,000	295,844

		1,286,575

Software — 0.5%
First Data Corp. (a) 5.000% 1/15/24	350,000	350,875
Microsoft Corp. 3.750% 2/12/45	635,000	645,273
Oracle Corp. (b) 2.400% 9/15/23	715,000	717,545

		1,713,693

Telecommunications — 1.3%
Altice US Finance I Corp. (a) 5.375% 7/15/23	350,000	347,375
AT&T, Inc. 4.125% 2/17/26	500,000	537,117
AT&T, Inc. 4.750% 5/15/46	750,000	768,655
Level 3 Financing, Inc. 5.625% 2/01/23	175,000	176,642
Sprint Communications, Inc. (a) 9.000% 11/15/18	400,000	426,000

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc. 6.250% 4/01/21	$345,000	$359,876
T-Mobile USA, Inc. 6.731% 4/28/22	184,000	193,485
Verizon Communications, Inc. 3 mo. USD LIBOR + 1.530%, FRN 2.183% 9/15/16	1,000,000	1,002,567
Verizon Communications, Inc. 4.522% 9/15/48	600,000	624,780
Verizon Communications, Inc. 4.862% 8/21/46	200,000	218,617

		4,655,114

Transportation — 0.1%
Burlington Northern Santa Fe LLC 4.150% 4/01/45	265,000	288,592

TOTAL CORPORATE DEBT (Cost $88,564,208)		90,363,605

MUNICIPAL OBLIGATIONS — 1.0%
City of New York NY 5.206% 10/01/31	750,000	918,143
Los Angeles Community College District BAB 6.750% 8/01/49	900,000	1,417,950
New York City Water & Sewer System 5.882% 6/15/44	315,000	456,435
New York State Dormitory Authority 5.289% 3/15/33	750,000	960,547

		3,753,075

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,138,067)		3,753,075

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.6%
Automobile ABS — 0.6%
Honda Auto Receivables Owner Trust, Series 2015-4, Class A2 0.820% 7/23/18	866,665	866,331
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	838,461	838,579
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3 0.670% 12/15/17	389,178	389,124

		2,094,034

Commercial MBS — 1.9%
7 WTC Depositor LLC Trust, Series 2012-7WTC, Class A (a) 4.082% 3/13/31	143,004	145,097

	Principal Amount	Value
Avenue of the Americas & Park Avenue Plaza Trust, Series 2005-1, Class A3 (a) 5.278% 8/10/35	$305,000	$340,675
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A (a) 2.959% 12/10/30	375,000	392,881
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA, VRN (a) 5.665% 2/24/51	734,848	740,295
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	340,000	360,496
Commercial Mortgage Pass Through Certificates, Series 2015-3BP, Class A (a) 3.178% 2/10/35	335,000	353,097
Commercial Mortgage Pass Through Certificates, Series 2016-787S, Class A, VRN (a) 3.545% 2/10/36	340,000	368,565
Commercial Mortgage Pass Through Certificates, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	325,000	369,040
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A2 (a) 3.616% 11/15/43	1,200,000	1,225,792
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2 (a) 3.673% 2/15/46	12,464	12,505
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	340,000	369,464
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) 3.961% 1/13/32	330,000	363,623
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, VRN (a) 3.872% 1/05/43	370,000	368,095
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (a) 4.393% 11/15/43	500,000	546,999
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, VRN (a) 4.902% 6/15/44	800,000	906,963

		6,863,587

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Card ABS — 0.2%
Chase Issuance Trust, Series 2015-A6, Class A6, 1 mo. LIBOR + .250%, FRN 0.692% 5/15/19	$865,000	$865,465

Home Equity ABS — 1.0%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1, 1 mo. USD LIBOR + .410%, FRN 0.856% 12/25/35	1,867,070	1,807,517
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%, FRN 1.496% 10/25/34	1,724,498	1,576,587

		3,384,104

Other ABS — 2.0%
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.108% 1/15/26	950,000	944,398
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3, VRN 5.000% 10/25/46	1,952,657	1,681,043
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2, 1 mo. USD LIBOR + .470%, FRN 0.916% 7/25/35	1,006,274	972,387
Magnetite CLO Ltd., Series 2015-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.128% 4/15/27	1,060,000	1,057,401
RAMP Trust, Series 2005-RS2, Class M2, 1 mo. USD LIBOR + .480%, FRN 0.926% 2/25/35	932,814	929,601
Saxon Asset Securities Trust, Series 2005-1, Class M1, 1 mo. USD LIBOR + .690%, FRN 1.128% 5/25/35	918,860	877,770
Voya CLO Ltd., Series 2014-3A, Class A1, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.058% 7/25/26	800,000	794,221

		7,256,821

Student Loans ABS — 6.1%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.146% 7/25/56	1,155,566	1,129,669
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%, FRN 0.830% 3/28/35	1,500,000	1,381,892

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%, FRN (a) 1.036% 4/25/41	$1,774,359	$1,664,558
Nelnet Student Loan Trust, Series 2015-3A, Class A2, 1 mo. USD LIBOR + .600%, FRN (a) 1.039% 2/26/46	2,075,000	2,017,583
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + .750%, FRN (a) 1.189% 11/25/42	1,647,508	1,603,398
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 0.813% 9/15/39	2,300,000	1,951,140
SLC Student Loan Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .280%, FRN 0.933% 3/15/40	411,417	345,567
SLM Student Loan Trust, Series 2007-1, Class A5, 3 mo. USD LIBOR + .090%, FRN 0.728% 1/26/26	2,140,000	2,083,848
SLM Student Loan Trust, Series 2005-4, Class B, 3 mo. USD LIBOR + .180%, FRN 0.818% 7/25/40	215,741	182,462
SLM Student Loan Trust, Series 2012-1, Class A2, 1 mo. USD LIBOR + .450%, FRN 0.896% 11/25/20	754,095	752,918
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. LIBOR + .300%, FRN 0.938% 1/25/41	210,207	164,925
SLM Student Loan Trust, Series 2011-1, Class A1, 1 mo. USD LIBOR + .520%, FRN 0.966% 3/25/26	1,200,107	1,187,181
SLM Student Loan Trust, Series 2007-6, Class A4, 3 mo. USD LIBOR + .380%, FRN 1.018% 10/25/24	2,120,000	2,074,558
SLM Student Loan Trust, Series 2012-2, Class A, 1 mo. USD LIBOR + .700%, FRN 1.146% 1/25/29	1,630,620	1,566,631
SLM Student Loan Trust, Series 2007-6, Class B, 3 mo. USD LIBOR + .850%, FRN 1.488% 4/27/43	595,921	506,299

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-8, Class B, 3 mo. USD LIBOR + 1.000%, FRN 1.638% 4/27/43	$205,533	$172,131
SLM Student Loan Trust, Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500%, FRN 2.138% 4/25/23	1,584,208	1,587,106
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 2.488% 7/25/29	700,000	633,103
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 2.888% 10/25/83	680,000	639,896

		21,644,865

WL Collateral CMO — 5.8%
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, FRN 2.748% 3/25/37	967,216	883,711
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%, FRN 2.730% 10/25/35	1,287,958	1,258,379
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, FRN 2.770% 11/25/35	1,555,257	1,404,068
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%, FRN 0.966% 4/25/35	1,849,892	1,637,594
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .270%, FRN 0.716% 10/25/36	2,836,237	1,828,192
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, VRN 3.029% 10/25/35	1,768,573	1,459,266
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%, FRN (a) 1.216% 11/26/46	1,688,635	1,628,975
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070%, FRN 1.509% 2/25/35	3,200,000	2,939,755
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1, 1 mo. USD LIBOR + .210%, FRN (a) 0.649% 5/26/47	1,212,008	1,177,074

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290%, FRN 0.736% 10/25/45	$1,529,017	$1,441,904
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330%, FRN 0.776% 1/25/45	1,454,147	1,358,797
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Class 3A2 5.750% 2/25/36	1,682,752	1,560,379
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6, FRN 2.832% 1/25/35	501,638	497,823
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 3A1, VRN 2.852% 4/25/36	1,619,339	1,537,840

		20,613,757

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $63,073,448)		62,722,633

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.4%
Pass-Through Securities — 30.4%
Federal Home Loan Mortgage Corp. Pool #G18582 3.000% 1/01/31	439,630	461,851
Pool #G18592 3.000% 3/01/31	861,034	904,288
Pool #G08686 3.000% 1/01/46	2,207,040	2,289,373
Pool #G08692 3.000% 2/01/46	2,252,033	2,336,045
Pool #G08701 3.000% 4/01/46	1,516,198	1,572,760
Pool #G08710 3.000% 6/01/46	475,000	492,720
Pool #G07848 3.500% 4/01/44	3,427,259	3,671,986
Pool #G07924 3.500% 1/01/45	3,589,509	3,839,653
Pool #G60023 3.500% 4/01/45	3,588,974	3,837,399
Pool #G60238 3.500% 10/01/45	966,878	1,033,502

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08687 3.500% 1/01/46	$1,309,601	$1,382,141
Pool #G08693 3.500% 2/01/46	2,962,656	3,126,759
Pool #G08698 3.500% 3/01/46	5,154,588	5,440,104
Pool #G08702 3.500% 4/01/46	1,414,479	1,492,496
Pool #G08706 3.500% 5/01/46	608,695	642,269
Pool #G08711 3.500% 6/01/46	2,065,000	2,178,898
Pool #G08677 4.000% 11/01/45	1,506,561	1,616,846
Pool #G60344 4.000% 12/01/45	2,396,011	2,610,716
Pool #G08682 4.000% 12/01/45	1,548,729	1,663,553
Pool #G08688 4.000% 1/01/46	1,574,886	1,691,649
Pool #G08694 4.000% 2/01/46	1,299,975	1,396,356
Pool #G08703 4.000% 4/01/46	1,116,609	1,201,314
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	500,000	513,855
Pool #AM0992 2.340% 11/01/22	820,000	842,075
Pool #AM1402 2.420% 11/01/22	945,000	975,011
Pool #AM0827 2.600% 11/01/22	1,010,053	1,052,802
Pool #AM2808 2.700% 3/01/23	375,000	392,010
Pool #AN1089 2.740% 3/01/26	690,000	715,139
Pool #AL6829 2.965% 5/01/27	1,377,034	1,444,869
Pool #MA1607 3.000% 10/01/33	993,489	1,045,336
Pool #AB4262 3.500% 1/01/32	1,107,106	1,181,965
Pool #MA1512 3.500% 7/01/33	498,620	531,712
Pool #MA1148 3.500% 8/01/42	3,311,038	3,529,747
Pool #469621 3.650% 11/01/21	1,612,666	1,757,194
Pool #AM4109 3.850% 8/01/25	426,838	473,313
Pool #AM4108 3.850% 8/01/25	383,675	425,450

	Principal Amount	Value
Pool #466960 3.890% 12/01/20	$1,152,690	$1,255,374
Pool #466919 3.930% 1/01/21	1,487,339	1,624,591
Pool #AM4236 3.940% 8/01/25	634,989	707,658
Pool #468551 3.980% 7/01/21	1,230,000	1,354,673
Pool #AM5165 4.080% 1/01/29	657,622	737,390
Pool #931504 4.500% 7/01/39	149,890	166,653
Pool #986268 5.000% 7/01/38	2,136	2,383
Pool #AB0057 5.000% 4/01/39	1,395,487	1,556,677
Pool #AD6374 5.000% 5/01/40	52,755	58,717
Pool #AE6338 5.000% 11/01/40	69,406	77,250
Pool #AI2733 5.000% 5/01/41	487,916	543,054
Pool #977014 5.500% 5/01/38	52,724	59,912
Pool #985524 5.500% 6/01/38	50,046	56,196
Pool #988578 5.500% 8/01/38	393,698	445,033
Pool #995482 5.500% 1/01/39	272,608	310,028
Federal National Mortgage Association TBA
Pool #838 2.500% 7/01/28 (b)	1,295,000	1,339,920
Pool #1080 2.500% 7/01/28 (b)	3,295,000	3,404,147
Pool #3430 3.000% 7/01/28 (b)	1,030,000	1,079,810
Pool #515 3.000% 6/01/43 (b)	1,650,000	1,712,004
Pool #754 3.000% 6/01/43 (b)	1,950,000	2,019,697
Pool #1127 3.500% 10/01/43 (b)	2,870,000	3,027,626
Pool #6447 4.000% 11/01/42 (b)	2,425,000	2,600,055
Pool #9730 4.500% 6/01/40 (b)	4,925,000	5,373,829
Government National Mortgage Association II
Pool #MA3596 3.000% 4/20/46	3,340,217	3,494,833

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3310 3.500% 12/20/45	$299,524	$318,045
Pool #MA3376 3.500% 1/20/46	1,418,552	1,506,713
Pool #MA3521 3.500% 3/20/46	1,619,441	1,720,972
Pool #MA3597 3.500% 4/20/46	997,731	1,060,362
Pool #MA3663 3.500% 5/20/46	693,302	737,039
Pool #MA3377 4.000% 1/20/46	2,078,876	2,225,778
Government National Mortgage Association II TBA Pool #24 3.000% 2/01/44 (b)	1,025,000	1,071,285
Pool #471 3.500% 4/01/44 (b)	6,890,000	7,311,474

		108,722,334

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $107,508,957)		108,722,334

U.S. TREASURY OBLIGATIONS — 21.2%
U.S. Treasury Bonds & Notes — 21.2%
U.S. Treasury Bond 2.500% 5/15/46	10,930,000	11,377,874
U.S. Treasury Inflation Index 0.125% 7/15/24	2,201,366	2,223,494
U.S. Treasury Inflation Index 0.250% 1/15/25	2,817,900	2,860,828
U.S. Treasury Inflation Index 0.375% 7/15/25	665,788	685,554
U.S. Treasury Inflation Index 0.750% 2/15/45	985,413	989,609
U.S. Treasury Inflation Index 1.375% 2/15/44	4,270,032	4,936,170
U.S. Treasury Inflation Index 2.500% 7/15/16	692,968	694,538
U.S. Treasury Note 0.750% 10/31/17	6,115,000	6,130,467
U.S. Treasury Note 0.750% 2/28/18	18,565,000	18,618,846
U.S. Treasury Note 1.000% 6/30/21	17,460,000	17,552,756
U.S. Treasury Note 1.375% 5/31/21	425,000	432,699

	Principal Amount	Value
U.S. Treasury Note 1.625% 5/15/26	$9,045,000	$9,155,942

		75,658,777

TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,293,395)		75,658,777

TOTAL BONDS & NOTES (Cost $337,414,795)		342,058,954

TOTAL LONG-TERM INVESTMENTS (Cost $337,414,795)		342,058,954

SHORT-TERM INVESTMENTS — 13.4%
Discount Notes — 3.4%
Federal Home Loan Bank Discount Note 0.010% 7/18/16	1,910,000	1,909,847
Federal Home Loan Bank Discount Note 0.010% 10/03/16	3,395,000	3,391,809
Federal National Mortgage Association Discount Note 0.010% 10/17/16	7,015,000	7,007,424

		12,309,080

Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (c)	8,128,943	8,128,943

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	7,432	7,432

U.S. Treasury Bills — 7.7%
U.S. Treasury Bill (d) 0.000% 7/21/16	1,940,000	1,939,802
U.S. Treasury Bill 0.000% 8/11/16	2,390,000	2,389,445
U.S. Treasury Bill 0.000% 8/18/16	2,490,000	2,489,238
U.S. Treasury Bill (d) 0.000% 9/15/16	18,340,000	18,332,114
U.S. Treasury Bill (d) 0.000% 9/29/16	26,000	25,983

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill 0.000% 10/06/16	$2,245,000	$2,243,451

		27,420,033

TOTAL SHORT-TERM INVESTMENTS (Cost $47,859,662)		47,865,488

TOTAL INVESTMENTS — 109.1% (Cost $385,274,457) (e)		389,924,442

Other Assets/(Liabilities) — (9.1)%		(32,619,166)

NET ASSETS — 100.0%		$357,305,276

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $38,019,536 or 10.64% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $8,128,945. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $8,294,175.
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Assets:
Investments, at value (Note 2) (a)	$392,032,812	$453,703,329
Repurchase agreements, at value (b)	1,364,435	9,080,495
Other short-term investments, at value (Note 2) (c)	-	-

Total investments (d)	393,397,247	462,783,824

Foreign currency, at value (e)	-	68,305
Receivables from:
Investments sold	379,637	1,876,222
Fund shares sold	296,904	48,631
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	202,006	785,097
Foreign taxes withheld	1,854	953

Total assets	394,277,648	465,563,032

Liabilities:
Payables for:
Investments purchased	77,235	553,136
Securities on loan (Note 2)	-	-
Fund shares repurchased	141,269	2,582,907
Trustees’ fees and expenses (Note 3)	50,390	78,833
Affiliates (Note 3):
Investment advisory fees	245,056	284,807
Administration fees	-	-
Service fees	25,721	40,135
Accrued expense and other liabilities	54,509	45,361

Total liabilities	594,180	3,585,179

Net assets	$393,683,468	$461,977,853

Net assets consist of:
Paid-in capital	$224,963,108	$309,385,445
Undistributed (accumulated) net investment income (loss)	(48,611)	14,715,771
Accumulated net realized gain (loss) on investments and foreign currency transactions	62,235,714	62,813,011
Net unrealized appreciation (depreciation) on investments and foreign currency translations	106,533,257	75,063,626

Net assets	$393,683,468	$461,977,853

(a) Cost of investments:	$285,499,443	$378,632,342
(b) Cost of repurchase agreements:	$1,364,435	$9,080,495
(c) Cost of other short-term investments:	$-	$-
(d) Securities on loan with market value of:	$-	$-
(e) Cost of foreign currency:	$-	$68,025

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$451,230,360	$131,985,877	$328,891,331	$176,990,625	$237,519,648
2,219,521	11,868,812	12,201,641	1,451,646	4,367,128
607,576	-	-	-	15,760

454,057,457	143,854,689	341,092,972	178,442,271	241,902,536

-	-	6	-	-

-	-	-	324,595	-
29,072	29,953	5,715,155	40,153	45,503
37,505	-	-	-	-
507,696	51,558	1,051,646	96,738	268,059
1,590	-	567,014	527	62,217

454,633,320	143,936,200	348,426,793	178,904,284	242,278,315

525,207	-	-	259,309	-
-	-	12,090,730	-	-
155,904	112,204	78,081	96,415	109,605
100,149	14,818	56,222	19,364	23,131

36,951	83,531	246,734	90,272	118,668
47,359	17,899	-	21,840	29,667
23,842	4,070	6,934	2,004	4,993
52,761	30,564	77,770	36,774	35,979

942,173	263,086	12,556,471	525,978	322,043

$453,691,147	$143,673,114	$335,870,322	$178,378,306	$241,956,272

$238,404,170	$118,221,702	$364,680,641	$125,188,683	$170,442,443
12,256,662	3,239,192	12,970,378	1,917,477	5,819,765
11,993,637	9,926,029	(16,436,154)	27,319,153	21,260,558
191,036,678	12,286,191	(25,344,543)	23,952,993	44,433,506

$453,691,147	$143,673,114	$335,870,322	$178,378,306	$241,956,272

$260,211,412	$119,699,686	$354,193,170	$153,037,544	$193,084,456
$2,219,521	$11,868,812	$12,201,641	$1,451,646	$4,367,128
$607,453	$-	$-	$-	$15,760
$-	$-	$11,617,380	$-	$-
$-	$-	$6	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Initial Class shares:
Net assets	$352,605,245	$397,031,634

Shares outstanding (a)	23,714,309	33,074,213

Net asset value, offering price and redemption price per share	$14.87	$12.00

Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class III shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$41,078,223	$64,946,219

Shares outstanding (a)	2,822,014	5,460,352

Net asset value, offering price and redemption price per share	$14.56	$11.89

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$-	$-	$325,005,695	$-	$-

-	-	36,320,040	-	-

$-	$-	$8.95	$-	$-

$71,135,600	$-	$-	$-	$-

2,772,365	-	-	-	-

$25.66	$-	$-	$-	$-

$166,628,989	$137,815,598	$-	$174,943,797	$234,240,271

6,480,538	11,518,941	-	13,985,482	15,877,941

$25.71	$11.96	$-	$12.51	$14.75

$176,994,704	$-	$-	$-	$-

6,884,081	-	-	-	-

$25.71	$-	$-	$-	$-

$-	$-	$10,864,627	$-	$-

-	-	1,223,118	-	-

$-	$-	$8.88	$-	$-

$38,931,854	$5,857,516	$-	$3,434,509	$7,716,001

1,556,800	493,799	-	277,477	529,052

$25.01	$11.86	$-	$12.38	$14.58

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Assets:
Investments, at value (Note 2) (a)	$259,083,249	$121,173,642
Repurchase agreements, at value (b)	989,156	2,067,902
Other short-term investments, at value (Note 2) (c)	21,508	8,180

Total investments (d)	260,093,913	123,249,724

Foreign currency, at value (e)	6,228	21
Receivables from:
Investments sold	274,943	-
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	83,831	300
Interest and dividends	294,231	109,727
Foreign taxes withheld	299,653	1,534

Total assets	261,052,799	123,361,306

Liabilities:
Payables for:
Investments purchased	57,072	-
Written options outstanding, at value (Note 2) (f)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Securities on loan (Note 2)	7,088,408	-
Fund shares repurchased	148,255	86,622
Trustees’ fees and expenses (Note 3)	22,116	28,472
Affiliates (Note 3):
Investment advisory fees	125,101	50,409
Administration fees	31,275	-
Service fees	6,997	12,100
Accrued expense and other liabilities	49,822	32,258

Total liabilities	7,529,046	209,861

Net assets	$253,523,753	$123,151,445

Net assets consist of:
Paid-in capital	$189,953,246	$107,969,959
Undistributed (accumulated) net investment income (loss)	5,074,413	1,925,284
Accumulated net realized gain (loss) on investments and foreign currency transactions	23,123,146	(19,850,803)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	35,372,948	33,107,005

Net assets	$253,523,753	$123,151,445

(a) Cost of investments:	$223,687,102	$88,066,636
(b) Cost of repurchase agreements:	$989,156	$2,067,902
(c) Cost of other short-term investments:	$21,508	$8,180
(d) Securities on loan with market value of:	$6,831,569	$-
(e) Cost of foreign currency:	$6,257	$22
(f) Premiums on written options:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$251,493,732	$145,534,103	$177,079,313	$187,418,023	$441,245,824
7,782,404	5,233,919	3,727,787	3,310,529	18,328,386
-	-	14,544	1,178	17,861

259,276,136	150,768,022	180,821,644	190,729,730	459,592,071

1,315	78,450	-	18,416	-

2,003,234	1,137,115	1,549,513	-	1,232,927
-	1,713	-	-	-
-	8,436	-	-	-
36,663	17,808	49,983	117,844	108,187
356,160	192,970	83,081	209,973	177,829
7,635	353,262	5,816	1,940	7

261,681,143	152,557,776	182,510,037	191,077,903	461,111,021

1,076,097	1,079,393	-	-	1,796,031
-	-	-	4,174,860	-
-	42,998	-	-	-
-	3,506,546	-	-	28,477,973
183,655	47,246	134,584	65,730	439,392
30,386	7,255	25,461	50,790	57,581

137,134	100,834	98,095	114,624	272,751
-	18,906	-	-	-
10,997	702	2,001	20,087	41,362
39,016	70,550	35,226	53,421	54,411

1,477,285	4,874,430	295,367	4,479,512	31,139,501

$260,203,858	$147,683,346	$182,214,670	$186,598,391	$429,971,520

$182,994,891	$184,407,281	$136,762,393	$127,536,039	$246,080,733
7,046,050	5,617,958	419,060	4,013,133	(658,353)
29,614,955	(7,581,574)	23,197,602	34,482,591	68,567,173
40,547,962	(34,760,319)	21,835,615	20,566,628	115,981,967

$260,203,858	$147,683,346	$182,214,670	$186,598,391	$429,971,520

$210,945,679	$180,229,141	$155,243,698	$166,294,632	$325,263,857
$7,782,404	$5,233,919	$3,727,787	$3,310,529	$18,328,386
$-	$-	$14,544	$1,178	$17,861
$-	$3,366,072	$-	$-	$27,850,462
$1,331	$78,816	$-	$18,250	$-
$-	$-	$-	$3,617,995	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Initial Class shares:
Net assets	$-	$102,921,201

Shares outstanding (a)	-	7,676,546

Net asset value, offering price and redemption price per share	$-	$13.41

Class I shares:
Net assets	$226,389,792	$-

Shares outstanding (a)	18,753,920	-

Net asset value, offering price and redemption price per share	$12.07	$-

Class II shares:
Net assets	$15,593,480	$-

Shares outstanding (a)	1,270,756	-

Net asset value, offering price and redemption price per share	$12.27	$-

Service Class shares:
Net assets	$-	$20,230,244

Shares outstanding (a)	-	1,519,673

Net asset value, offering price and redemption price per share	$-	$13.31

Service Class I shares:
Net assets	$11,540,481	$-

Shares outstanding (a)	964,606	-

Net asset value, offering price and redemption price per share	$11.96	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$242,042,462	$-	$179,034,444	$154,256,707	$362,988,402

20,323,466	-	15,819,125	10,756,582	23,081,934

$11.91	$-	$11.32	$14.34	$15.73

$-	$-	$-	$-	$-

-	-	-	-	-

$-	$-	$-	$-	$-

$-	$146,692,573	$-	$-	$-

-	18,434,763	-	-	-

$-	$7.96	$-	$-	$-

$18,161,396	$-	$3,180,226	$32,341,684	$66,983,118

1,540,088	-	286,568	2,273,158	4,360,978

$11.79	$-	$11.10	$14.23	$15.36

$-	$990,773	$-	$-	$-

-	125,080	-	-	-

$-	$7.92	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2) (a)	$485,759,256	$211,222,705
Repurchase agreements, at value (b)	1,496,180	2,598,944
Other short-term investments, at value (Note 2) (c)	-	10,773

Total investments (d)	487,255,436	213,832,422

Foreign currency, at value (e)	-	8
Receivables from:
Investments sold	5,177,600	4,769,137
Investments sold on a when-issued basis (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	21,909	-
Investment adviser (Note 3)	-	-
Fund shares sold	30,777	15,677
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	909,398	177,348
Foreign taxes withheld	9,131	-

Total assets	493,404,251	218,794,592

Liabilities:
Payables for:
Investments purchased	3,688,439	3,125,561
Open forward foreign currency contracts (Note 2)	153,665	-
Investments purchased on a when-issued basis (Note 2)	-	-
Securities on loan (Note 2)	-	18,797,434
Fund shares repurchased	4,356,915	790,064
Trustees’ fees and expenses (Note 3)	70,962	48,334
Affiliates (Note 3):
Investment advisory fees	334,479	168,567
Administration fees	-	-
Service fees	22,250	7,264
Accrued expense and other liabilities	58,942	32,210

Total liabilities	8,685,652	22,969,434

Net assets	$484,718,599	$195,825,158

Net assets consist of:
Paid-in capital	$383,852,690	$159,828,437
Undistributed (accumulated) net investment income (loss)	11,716,282	(139,288)
Accumulated net realized gain (loss) on investments and foreign currency transactions	51,867,767	32,639,092
Net unrealized appreciation (depreciation) on investments and foreign currency translations	37,281,860	3,496,917

Net assets	$484,718,599	$195,825,158

(a) Cost of investments:	$448,346,129	$207,724,544
(b) Cost of repurchase agreements:	$1,496,180	$2,598,944
(c) Cost of other short-term investments:	$-	$10,773
(d) Securities on loan with market value of:	$-	$18,350,883
(e) Cost of foreign currency:	$-	$8

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$105,189,731	$209,357,507	$342,058,954
1,415,175	3,603,205	8,128,943
-	-	39,736,545

106,604,906	212,960,712	389,924,442

-	-	1

328,513	4,497,453	180,677
-	-	11,702,844
-	-	-
1	-	3,240
14,703	443,728	101,534
-	-	21,802
103,858	264,947	1,449,315
-	-	-

107,051,981	218,166,840	403,383,855

300,170	2,366,373	1,486,555
-	-	-
-	-	44,130,126
1,174,530	-	-
71,419	51,027	190,522
12,792	34,304	38,909

68,636	134,323	116,551
12,869	-	43,706
7,135	10,082	12,481
28,026	35,290	59,729

1,675,577	2,631,399	46,078,579

$105,376,404	$215,535,441	$357,305,276

$70,542,933	$183,869,801	$340,899,136
1,003,161	1,889,060	9,315,969
13,571,594	14,996,960	2,090,517
20,258,716	14,779,620	4,999,654

$105,376,404	$215,535,441	$357,305,276

$84,931,015	$194,577,887	$337,414,795
$1,415,175	$3,603,205	$8,128,943
$-	$-	$39,730,719
$1,142,068	$-	$-
$-	$-	$1

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Initial Class shares:
Net assets	$447,399,005	$183,979,941

Shares outstanding (a)	37,587,920	13,636,972

Net asset value, offering price and redemption price per share	$11.90	$13.49

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$37,319,594	$11,845,217

Shares outstanding (a)	3,177,167	909,788

Net asset value, offering price and redemption price per share	$11.75	$13.02

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$-	$199,483,162	$-

-	16,700,539	-

$-	$11.94	$-

$93,613,805	$-	$336,299,059

5,767,001	-	31,573,259

$16.23	$-	$10.65

$-	$16,052,279	$-

-	1,356,316	-

$-	$11.84	$-

$11,762,599	$-	$21,006,217

740,152	-	1,989,517

$15.89	$-	$10.56

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Investment income (Note 2):
Dividends (a)	$1,626,749	$6,892,849
Interest	84	19,139
Securities lending net income	-	-

Total investment income	1,626,833	6,911,988

Expenses (Note 3):
Investment advisory fees	1,475,619	1,687,417
Custody fees	22,181	31,412
Audit fees	17,604	17,314
Legal fees	1,854	2,246
Proxy fees	499	499
Shareholder reporting fees	25,863	26,810
Trustees’ fees	12,118	14,060

	1,555,738	1,779,758
Administration fees:
Class I	-	-
Class II	-	-
Service Class I	-	-
Service fees:
Service Class	49,764	77,713
Service Class I	-	-

Total expenses	1,605,502	1,857,471
Expenses waived (Note 3):
Initial Class advisory fees waived	-	(9,793)
Service Class advisory fees waived	-	(1,599)

Net expenses	1,605,502	1,846,079

Net investment income (loss)	21,331	5,065,909

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	13,642,675	19,201,090
Futures contracts	-	-
Foreign currency transactions	182	(36,262)

Net realized gain (loss)	13,642,857	19,164,828

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(38,851,194)	2,784,709
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	(133)	(4,450)

Net change in unrealized appreciation (depreciation)	(38,851,327)	2,780,259

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(25,208,470)	21,945,087

Net increase (decrease) in net assets resulting from operations	$(25,187,139)	$27,010,996

(a) Net of foreign withholding tax of:	$2,536	$91,023

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$4,984,903	$1,609,049	$7,627,250	$1,440,948	$3,344,120
772	565	456	161	309
-	-	140,574	-	-

4,985,675	1,609,614	7,768,280	1,441,109	3,344,429

218,609	503,080	1,494,378	544,178	693,496
23,310	6,263	80,225	22,026	10,521
17,614	17,189	20,977	17,202	17,218
1,898	707	1,628	867	975
499	499	499	499	499
25,773	9,462	22,472	11,602	13,982
12,782	4,524	10,623	5,490	6,599

300,485	541,724	1,630,802	601,864	743,290

106,737	-	-	-	-
119,591	102,950	-	129,409	167,586
55,853	4,853	-	2,247	5,788

-	-	13,480	-	-
46,544	8,088	-	3,745	9,647

629,210	657,615	1,644,282	737,265	926,311

-	-	-	-	-
-	-	-	-	-

629,210	657,615	1,644,282	737,265	926,311

4,356,465	951,999	6,123,998	703,844	2,418,118

7,771,515	(60,080)	(6,390,887)	6,623,156	4,265,999
691,668	-	-	-	-
-	-	(14,806)	465	(378)

8,463,183	(60,080)	(6,405,693)	6,623,621	4,265,621

3,228,347	(3,501,336)	(19,946,190)	(7,833,618)	3,756,835
14,358	-	-	-	-
-	-	(4,655)	(88)	1,164

3,242,705	(3,501,336)	(19,950,845)	(7,833,706)	3,757,999

11,705,888	(3,561,416)	(26,356,538)	(1,210,085)	8,023,620

$16,062,353	$(2,609,417)	$(20,232,540)	$(506,241)	$10,441,738

$1,192	$-	$862,892	$1,279	$29,869

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Investment income (Note 2):
Dividends (a)	$3,190,762	$1,025,768
Interest	1,731	61
Securities lending net income	30,132	-

Total investment income	3,222,625	1,025,829

Expenses (Note 3):
Investment advisory fees	742,206	299,837
Custody fees	34,799	7,141
Audit fees	20,828	17,179
Legal fees	1,117	588
Proxy fees	499	499
Shareholder reporting fees	17,151	10,203
Trustees’ fees	7,549	3,721

	824,149	339,168
Administration fees:
Class I	166,007	-
Class II	11,563	-
Service Class I	7,981	-
Service fees:
Service Class	-	23,283
Service Class I	13,302	-

Total expenses	1,023,002	362,451
Expenses waived (Note 3):
Class II fees reimbursed by adviser	-	-
Service Class I fees reimbursed by adviser	-	-

Net expenses	1,023,002	362,451

Net investment income (loss)	2,199,623	663,378

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,572,849	(523,384)
Written options	-	-
Foreign currency transactions	(4,918)	(264)

Net realized gain (loss)	3,567,931	(523,648)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	1,369,385	1,873,835
Written options	-	-
Translation of assets and liabilities in foreign currencies	(7,485)	(1)

Net change in unrealized appreciation (depreciation)	1,361,900	1,873,834

Net realized gain (loss) and change in unrealized appreciation (depreciation)	4,929,831	1,350,186

Net increase (decrease) in net assets resulting from operations	$7,129,454	$2,013,564

(a) Net of foreign withholding tax of:	$210,332	$14,061

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$3,407,735	$3,344,273	$867,953	$2,132,903	$1,646,630
421	193	284	263	9,076
-	31,750	-	-	135,428

3,408,156	3,376,216	868,237	2,133,166	1,791,134

801,482	619,006	595,218	698,964	1,604,969
15,706	73,961	8,535	107,308	25,291
17,538	18,286	17,211	17,211	17,610
1,055	678	1,022	1,190	1,907
499	499	498	499	499
14,992	10,006	12,207	12,537	24,614
7,086	4,784	6,177	6,120	12,566

858,358	727,220	640,868	843,829	1,687,456

-	-	-	-	-
-	115,109	-	-	-
-	954	-	-	-

21,153	-	3,971	40,056	79,976
-	1,591	-	-	-

879,511	844,874	644,839	883,885	1,767,432

-	(68,957)	-	-	-
-	(568)	-	-	-

879,511	775,349	644,839	883,885	1,767,432

2,528,645	2,600,867	223,398	1,249,281	23,702

7,237,916	(7,205,681)	7,023,743	1,088,332	12,325,342
-	-	-	(183,482)	-
528	175,973	-	-	-

7,238,444	(7,029,708)	7,023,743	904,850	12,325,342

3,561,646	(11,179,500)	(15,601,628)	1,493,785	(7,066,769)
-	-	-	(2,943,311)	-
(19)	(230,857)	-	198	(1)

3,561,627	(11,410,357)	(15,601,628)	(1,449,328)	(7,066,770)

10,800,071	(18,440,065)	(8,577,885)	(544,478)	5,258,572

$13,328,716	$(15,839,198)	$(8,354,487)	$704,803	$5,282,274

$33,110	$365,279	$-	$488	$3,571

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends (a)	$5,462,349	$919,366
Interest	397	218
Securities lending net income	-	80,394

Total investment income	5,462,746	999,978

Expenses (Note 3):
Investment advisory fees	1,934,252	992,169
Custody fees	30,254	23,134
Audit fees	17,624	18,504
Legal fees	2,108	1,058
Proxy fees	499	499
Shareholder reporting fees	26,866	12,241
Trustees’ fees	13,654	6,143

	2,025,257	1,053,748
Administration fees:
Class II	-	-
Service Class I	-	-
Service fees:
Service Class	42,120	13,779
Service Class I	-	-

Total expenses	2,067,377	1,067,527
Expenses waived (Note 3):
Class II fees reimbursed by adviser	-	-
Service Class I fees reimbursed by adviser	-	-
Class II advisory fees waived	-	-
Service Class I advisory fees waived	-	-

Net expenses	2,067,377	1,067,527

Net investment income (loss)	3,395,369	(67,549)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	11,618,635	(101,860)
Futures contracts	-	-
Foreign currency transactions	(626,809)	547

Net realized gain (loss)	10,991,826	(101,313)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	34,154,745	(504,266)
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	(100,459)	(749)

Net change in unrealized appreciation (depreciation)	34,054,286	(505,015)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	45,046,112	(606,328)

Net increase (decrease) in net assets resulting from operations	$48,441,481	$(673,877)

(a) Net of foreign withholding tax of:	$21,602	$1,842

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$886,374	$1,574,305	$-
87	214	4,229,773
5,857	-	-

892,318	1,574,519	4,229,773

393,526	787,833	773,632
9,095	11,112	37,314
17,481	17,214	25,911
453	1,044	1,713
499	498	499
6,834	13,052	23,089
2,908	6,420	10,980

430,796	837,173	873,138

65,627	-	248,629
8,159	-	14,105

-	19,464	-
13,599	-	23,508

518,181	856,637	1,159,380

-	-	(11,266)
-	-	(661)
(21,874)	-	(69,159)
(2,721)	-	(3,850)

493,586	856,637	1,074,444

398,732	717,882	3,155,329

527,760	1,029,985	3,095,187
-	-	233,663
-	-	-

527,760	1,029,985	3,328,850

7,916,537	10,024,902	8,727,471
-	-	376,681
-	-	-

7,916,537	10,024,902	9,104,152

8,444,297	11,054,887	12,433,002

$8,843,029	$11,772,769	$15,588,331

$963	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blue Chip Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$21,331	$(349,068)
Net realized gain (loss) on investment transactions	13,642,857	50,455,541
Net change in unrealized appreciation (depreciation) on investments	(38,851,327)	(4,300,969)

Net increase (decrease) in net assets resulting from operations	(25,187,139)	45,805,504

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net investment income	-	-

From net realized gains:
Initial Class	-	(62,289,222)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	(6,171,321)
Service Class I	-	-

Total distributions from net realized gains	-	(68,460,543)

Net fund share transactions (Note 5):
Initial Class	(13,396,938)	18,440,481
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	1,127,436	13,312,534
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(12,269,502)	31,753,015

Total increase (decrease) in net assets	(37,456,641)	9,097,976
Net assets
Beginning of period	431,140,109	422,042,133

End of period	$393,683,468	$431,140,109

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(48,611)	$(69,942)

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund		MML Equity Index Fund
Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

$5,065,909	$9,773,702	$4,356,465	$8,061,688
19,164,828	48,043,703	8,463,183	11,156,840
2,780,259	(93,042,103)	3,242,705	(14,650,759)

27,010,996	(35,224,698)	16,062,353	4,567,769

-	(8,271,226)	-	-
-	-	-	(1,153,387)
-	-	-	(2,440,730)
-	-	-	(3,144,175)
-	(1,072,744)	-	-
-	-	-	(555,456)

-	(9,343,970)	-	(7,293,748)

-	(43,647,364)	-	-
-	-	-	(1,723,595)
-	-	-	(3,212,126)
-	-	-	(3,815,424)
-	(6,436,103)	-	-
-	-	-	(843,155)

-	(50,083,467)	-	(9,594,300)

(35,443,879)	18,918,608	-	-
-	-	(6,016,610)	(7,783,632)
-	-	(3,694,243)	14,726,714
-	-	(2,464,235)	4,278,949
(2,150,019)	11,554,876	-	-
-	-	(1,025,298)	7,738,315

(37,593,898)	30,473,484	(13,200,386)	18,960,346

(10,582,902)	(64,178,651)	2,861,967	6,640,067

472,560,755	536,739,406	450,829,180	444,189,113

$461,977,853	$472,560,755	$453,691,147	$450,829,180

$14,715,771	$9,649,862	$12,256,662	$7,900,197

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Focused Equity Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$951,999	$2,302,164
Net realized gain (loss) on investment transactions	(60,080)	10,037,468
Net change in unrealized appreciation (depreciation) on investments	(3,501,336)	(27,280,097)

Net increase (decrease) in net assets resulting from operations	(2,609,417)	(14,940,465)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	(2,897,589)
Service Class	-	-
Service Class I	-	(110,596)

Total distributions from net investment income	-	(3,008,185)

From net realized gains:
Class II	-	(20,741,790)
Service Class I	-	(899,601)

Total distributions from net realized gains	-	(21,641,391)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	(7,120,175)	25,146,462
Service Class	-	-
Service Class I	(1,056,882)	1,408,371

Increase (decrease) in net assets from fund share transactions	(8,177,057)	26,554,833

Total increase (decrease) in net assets	(10,786,474)	(13,035,208)
Net assets
Beginning of period	154,459,588	167,494,796

End of period	$143,673,114	$154,459,588

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$3,239,192	$2,287,193

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund		MML Fundamental Growth Fund
Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

$6,123,998	$7,136,966	$703,844	$1,233,079
(6,405,693)	6,447,456	6,623,621	20,689,392
(19,950,845)	(30,321,475)	(7,833,706)	(9,853,074)

(20,232,540)	(16,737,053)	(506,241)	12,069,397

-	(10,665,933)	-	-
-	-	-	(1,522,932)
-	(322,750)	-	-
-	-	-	(20,162)

-	(10,988,683)	-	(1,543,094)

-	-	-	(35,452,387)
-	-	-	(541,999)

-	-	-	(35,994,386)

(2,508,811)	45,853,471	-	-
-	-	(7,646,831)	1,052,674
143,122	1,207,009	-	-
-	-	482,252	1,164,609

(2,365,689)	47,060,480	(7,164,579)	2,217,283

(22,598,229)	19,334,744	(7,670,820)	(23,250,800)

358,468,551	339,133,807	186,049,126	209,299,926

$335,870,322	$358,468,551	$178,378,306	$186,049,126

$12,970,378	$6,846,380	$1,917,477	$1,213,633

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Fundamental Value Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,418,118	$3,404,175
Net realized gain (loss) on investment transactions	4,265,621	17,023,290
Net change in unrealized appreciation (depreciation) on investments	3,757,999	(27,342,230)

Net increase (decrease) in net assets resulting from operations	10,441,738	(6,914,765)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class I	-	-
Class II	-	(3,059,837)
Service Class	-	-
Service Class I	-	(74,012)

Total distributions from net investment income	-	(3,133,849)

From net realized gains:
Class I	-	-
Class II	-	(17,374,817)
Service Class I	-	(465,845)

Total distributions from net realized gains	-	(17,840,662)

Net fund share transactions (Note 5):
Initial Class	-	-
Class I	-	-
Class II	6,992,208	24,581,537
Service Class	-	-
Service Class I	(343,166)	2,883,449

Increase (decrease) in net assets from fund share transactions	6,649,042	27,464,986

Total increase (decrease) in net assets	17,090,780	(424,290)
Net assets
Beginning of period	224,865,492	225,289,782

End of period	$241,956,272	$224,865,492

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$5,819,765	$3,401,647

The accompanying notes are an integral part of the financial statements.

MML Global Fund		MML Growth & Income Fund
Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

$2,199,623	$2,943,882	$663,378	$1,309,220
3,567,931	19,591,857	(523,648)	11,753,803
1,361,900	(25,705,766)	1,873,834	(12,364,158)

7,129,454	(3,170,027)	2,013,564	698,865

-	-	-	(1,325,627)
-	(2,573,159)	-	-
-	(194,417)	-	-
-	-	-	(190,746)
-	(95,568)	-	-

-	(2,863,144)	-	(1,516,373)

-	(9,861,148)	-	-
-	(706,225)	-	-
-	(431,717)	-	-

-	(10,999,090)	-	-

-	-	(5,334,689)	(14,434,363)
(4,831,004)	29,653,736	-	-
(719,448)	(516,071)	-	-
-	-	1,097,807	31,132
615,256	2,128,221	-	-

(4,935,196)	31,265,886	(4,236,882)	(14,403,231)

2,194,258	14,233,625	(2,223,318)	(15,220,739)

251,329,495	237,095,870	125,374,763	140,595,502

$253,523,753	$251,329,495	$123,151,445	$125,374,763

$5,074,413	$2,874,790	$1,925,284	$1,261,906

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Income & Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,528,645	$4,567,746
Net realized gain (loss) on investment transactions	7,238,444	22,630,785
Net change in unrealized appreciation (depreciation) on investments	3,561,627	(27,368,276)

Net increase (decrease) in net assets resulting from operations	13,328,716	(169,745)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(4,320,659)
Class II	-	-
Service Class	-	(279,311)
Service Class I	-	-

Total distributions from net investment income	-	(4,599,970)

From net realized gains:
Initial Class	-	(14,106,335)
Service Class	-	(1,036,220)

Total distributions from net realized gains	-	(15,142,555)

Net fund share transactions (Note 5):
Initial Class	7,780,496	8,119,045
Class II	-	-
Service Class	425,518	2,143,957
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	8,206,014	10,263,002

Total increase (decrease) in net assets	21,534,730	(9,649,268)
Net assets
Beginning of period	238,669,128	248,318,396

End of period	$260,203,858	$238,669,128

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$7,046,050	$4,517,405

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund		MML Large Cap Growth Fund
Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

$2,600,867	$2,655,779	$223,398	$230,467
(7,029,708)	722,053	7,023,743	16,258,396
(11,410,357)	(14,160,470)	(15,601,628)	(4,137,656)

(15,839,198)	(10,782,638)	(8,354,487)	12,351,207

-	-	-	-
-	(332,992)	-	-
-	-	-	-
-	(2,305)	-	-

-	(335,297)	-	-

-	-	-	(43,425,029)
-	-	-	(653,118)

-	-	-	(44,078,147)

-	-	(27,033,773)	3,267,615
(1,677,021)	51,164,597	-	-
-	-	(197,055)	1,304,526
(396,563)	1,335,762	-	-

(2,073,584)	52,500,359	(27,230,828)	4,572,141

(17,912,782)	41,382,424	(35,585,315)	(27,154,799)

165,596,128	124,213,704	217,799,985	244,954,784

$147,683,346	$165,596,128	$182,214,670	$217,799,985

$5,617,958	$3,017,091	$419,060	$195,662

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Managed Volatility Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,249,281	$2,847,343
Net realized gain (loss) on investment transactions	904,850	50,126,502
Net change in unrealized appreciation (depreciation) on investments	(1,449,328)	(44,754,278)

Net increase (decrease) in net assets resulting from operations	704,803	8,219,567

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(3,096,226)
Service Class	-	(511,045)

Total distributions from net investment income	-	(3,607,271)

From net realized gains:
Initial Class	-	-
Service Class	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Initial Class	(8,671,095)	(178,845,533)
Service Class	(948,158)	1,003,527

Increase (decrease) in net assets from fund share transactions	(9,619,253)	(177,842,006)

Total increase (decrease) in net assets	(8,914,450)	(173,229,710)
Net assets
Beginning of period	195,512,841	368,742,551

End of period	$186,598,391	$195,512,841

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$4,013,133	$2,763,852

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund		MML Mid Cap Value Fund
Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

$23,702	$(452,102)	$3,395,369	$6,027,300
12,325,342	57,283,864	10,991,826	48,020,608
(7,066,770)	(27,939,811)	34,054,286	(60,895,172)

5,282,274	28,891,951	48,441,481	(6,847,264)

-	-	-	(8,610,298)
-	-	-	(553,849)

-	-	-	(9,164,147)

-	(42,547,818)	-	(63,870,147)
-	(7,241,068)	-	(4,598,846)

-	(49,788,886)	-	(68,468,993)

(16,830,052)	15,687,945	(25,463,266)	41,173,782
(744,709)	13,988,017	870,724	8,626,487

(17,574,761)	29,675,962	(24,592,542)	49,800,269

(12,292,487)	8,779,027	23,848,939	(34,680,135)

442,264,007	433,484,980	460,869,660	495,549,795

$429,971,520	$442,264,007	$484,718,599	$460,869,660

$(658,353)	$(682,055)	$11,716,282	$8,320,913

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Growth Equity Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(67,549)	$(535,879)
Net realized gain (loss) on investment transactions	(101,313)	33,642,911
Net change in unrealized appreciation (depreciation) on investments	(505,015)	(41,187,848)

Net increase (decrease) in net assets resulting from operations	(673,877)	(8,080,816)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net investment income	-	-

From net realized gains:
Initial Class	-	(40,634,083)
Class II	-	-
Service Class	-	(2,122,311)
Service Class I	-	-

Total distributions from net realized gains	-	(42,756,394)

Net fund share transactions (Note 5):
Initial Class	(10,241,064)	(10,108,774)
Class II	-	-
Service Class	476,305	4,136,629
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(9,764,759)	(5,972,145)

Total increase (decrease) in net assets	(10,438,636)	(56,809,355)
Net assets
Beginning of period	206,263,794	263,073,149

End of period	$195,825,158	$206,263,794

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(139,288)	$(71,739)

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund		MML Small/Mid Cap Value Fund
Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

$398,732	$618,302	$717,882	$1,141,187
527,760	13,291,659	1,029,985	14,216,113
7,916,537	(19,544,016)	10,024,902	(27,388,266)

8,843,029	(5,634,055)	11,772,769	(12,030,966)

-	-	-	(1,528,716)
-	(292,251)	-	-
-	-	-	(82,016)
-	(15,522)	-	-

-	(307,773)	-	(1,610,732)

-	-	-	(34,922,416)
-	(8,989,337)	-	-
-	-	-	(2,694,866)
-	(1,113,650)	-	-

-	(10,102,987)	-	(37,617,282)

-	-	(8,770,728)	8,419,482
(2,321,766)	6,549,088	-	-
-	-	(682,614)	4,172,406
(42,333)	1,879,270	-	-

(2,364,099)	8,428,358	(9,453,342)	12,591,888

6,478,930	(7,616,457)	2,319,427	(38,667,092)

98,897,474	106,513,931	213,216,014	251,883,106

$105,376,404	$98,897,474	$215,535,441	$213,216,014

$1,003,161	$604,429	$1,889,060	$1,171,178

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Total Return Bond Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,155,329	$4,953,970
Net realized gain (loss) on investment transactions	3,328,850	2,325,817
Net change in unrealized appreciation (depreciation) on investments	9,104,152	(6,568,770)

Net increase (decrease) in net assets resulting from operations	15,588,331	711,017

Distributions to shareholders (Note 2):
From net investment income:
Class II	-	(11,042,639)
Service Class I	-	(502,420)

Total distributions from net investment income	-	(11,545,059)

From net realized gains:
Class II	-	(3,600,708)
Service Class I	-	(173,513)

Total distributions from net realized gains	-	(3,774,221)

Net fund share transactions (Note 5):
Class II	(7,396,458)	(60,886,838)
Service Class I	3,024,452	3,416,275

Increase (decrease) in net assets from fund share transactions	(4,372,006)	(57,470,563)

Total increase (decrease) in net assets	11,216,325	(72,078,826)
Net assets
Beginning of period	346,088,951	418,167,777

End of period	$357,305,276	$346,088,951

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$9,315,969	$6,160,640

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$15.79	$0.00 [d]	$(0.92)	$(0.92)	$-	$-	$-	$14.87	(5.83%)[b]	$352,605	0.79%[a]	0.04%[a]
12/31/15	17.09	(0.01)	1.70	1.69	-	(2.99)	(2.99)	15.79	11.10%	388,654	0.79%	(0.06%)
12/31/14	17.35	(0.01)	1.55	1.54	-	(1.80)	(1.80)	17.09	9.13%	390,322	0.79%	(0.09%)
12/31/13	13.50	(0.00)[d]	5.28	5.28	(0.04)	(1.39)	(1.43)	17.35	41.33%	429,689	0.79%	(0.01%)
12/31/12	11.42	0.03	2.06	2.09	(0.01)	-	(0.01)	13.50	18.31%	321,245	0.80%	0.26%
12/31/11	11.27	0.01	0.14	0.15	(0.00)[d]	-	(0.00)[d]	11.42	1.37%	323,779	0.80%	0.09%
Service Class
06/30/16[r]	$15.47	$(0.02)	$(0.89)	$(0.91)	$-	$-	$-	$14.56	(5.88%)[b]	$41,078	1.04%[a]	(0.21%)[a]
12/31/15	16.85	(0.05)	1.66	1.61	-	(2.99)	(2.99)	15.47	10.76%	42,486	1.04%	(0.31%)
12/31/14	17.17	(0.06)	1.54	1.48	-	(1.80)	(1.80)	16.85	8.87%	31,721	1.04%	(0.34%)
12/31/13	13.38	(0.04)	5.23	5.19	(0.01)	(1.39)	(1.40)	17.17	41.00%	23,273	1.04%	(0.26%)
12/31/12	11.34	0.01	2.03	2.04	-	-	-	13.38	17.99%	14,895	1.05%	0.06%
12/31/11	11.22	(0.02)	0.14	0.12	-	-	-	11.34	1.07%	9,476	1.05%	(0.15%)

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	15%	31%	30%	35%	25%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$11.29	$0.13	$0.58	$0.71	$-	$-	$-	$12.00	6.29%	[b]	$397,032	0.79%	[a]	0.79%	[a,k]	2.28%	[a]
12/31/15	13.93	0.25	(1.28)	(1.03)	(0.26)	(1.35)	(1.61)	11.29	(6.88%	)	409,298	0.78%		N/A		1.96%
12/31/14	13.47	0.25	0.76	1.01	(0.24)	(0.31)	(0.55)	13.93	7.54%		472,989	0.78%		N/A		1.84%
12/31/13	10.57	0.20	2.93	3.13	(0.23)	-	(0.23)	13.47	29.93%		556,649	0.78%		N/A		1.64%
12/31/12	9.20	0.21	1.37	1.58	(0.21)	-	(0.21)	10.57	17.32%		478,096	0.79%		N/A		2.12%
12/31/11	9.44	0.18	(0.26)	(0.08)	(0.16)	-	(0.16)	9.20	(0.79%	)	511,951	0.79%		N/A		1.92%
Service Class
06/30/16[r]	$11.20	$0.11	$0.58	$0.69	$-	$-	$-	$11.89	6.16%	[b]	$64,946	1.04%	[a]	1.04%	[a,k]	2.04%	[a]
12/31/15	13.83	0.22	(1.27)	(1.05)	(0.23)	(1.35)	(1.58)	11.20	(7.10%	)	63,263	1.03%		N/A		1.72%
12/31/14	13.39	0.22	0.74	0.96	(0.21)	(0.31)	(0.52)	13.83	7.23%		63,751	1.03%		N/A		1.58%
12/31/13	10.52	0.17	2.91	3.08	(0.21)	-	(0.21)	13.39	29.55%		54,576	1.03%		N/A		1.39%
12/31/12	9.16	0.19	1.36	1.55	(0.19)	-	(0.19)	10.52	17.06%		39,397	1.04%		N/A		1.88%
12/31/11	9.40	0.16	(0.26)	(0.10)	(0.14)	-	(0.14)	9.16	(0.97%	)	30,889	1.04%		N/A		1.69%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	12%	39%	9%	15%	15%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Index Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/16[r]	$24.76	$0.22	$0.68	$0.90	$-	$-	$-	$25.66	3.63%	[b]	$71,136	0.44%	[a]	N/A		1.85%	[a]
12/31/15	25.52	0.42	(0.23)	0.19	(0.38)	(0.57)	(0.95)	24.76	0.95%	*	74,631	0.43%		N/A		1.67%
12/31/14	23.14	0.38	2.65	3.03	(0.33)	(0.32)	(0.65)	25.52	13.17%		84,445	0.44%		N/A		1.58%
12/31/13	17.89	0.34	5.30	5.64	(0.33)	(0.06)	(0.39)	23.14	31.84%		92,853	0.44%		0.44%	[l]	1.65%
12/31/12	15.73	0.32	2.11	2.43	(0.27)	-	(0.27)	17.89	15.47%		79,070	0.45%		0.45%	[l]	1.84%
12/31/11	15.73	0.26	0.00 [d]	0.26	(0.26)	-	(0.26)	15.73	1.71%		74,927	0.44%		N/A		1.62%
Class II
06/30/16[r]	$24.80	$0.24	$0.67	$0.91	$-	$-	$-	$25.71	3.67%	[b]	$166,629	0.29%	[a]	N/A		1.99%	[a]
12/31/15	25.56	0.47	(0.23)	0.24	(0.43)	(0.57)	(1.00)	24.80	1.17%		164,515	0.30%		0.28%		1.83%
12/31/14	23.19	0.42	2.65	3.07	(0.38)	(0.32)	(0.70)	25.56	13.35%		154,210	0.33%		0.28%		1.74%
12/31/13	17.93	0.37	5.31	5.68	(0.36)	(0.06)	(0.42)	23.19	32.02%		141,468	0.33%		0.28%		1.81%
12/31/12	15.76	0.35	2.12	2.47	(0.30)	-	(0.30)	17.93	15.69%		109,646	0.34%		0.29%		2.00%
12/31/11	15.76	0.28	(0.00)[d]	0.28	(0.28)	-	(0.28)	15.76	1.84%		106,050	0.33%		0.28%		1.78%
Class III
06/30/16[r]	$24.78	$0.26	$0.67	$0.93	$-	$-	$-	$25.71	3.75%	[b]	$176,995	0.14%	[a]	N/A		2.14%	[a]
12/31/15	25.54	0.50	(0.22)	0.28	(0.47)	(0.57)	(1.04)	24.78	1.32%		172,992	0.15%		0.13%		1.97%
12/31/14	23.16	0.46	2.65	3.11	(0.41)	(0.32)	(0.73)	25.54	13.54%		173,459	0.19%		0.14%		1.88%
12/31/13	17.91	0.40	5.29	5.69	(0.38)	(0.06)	(0.44)	23.16	32.17%		155,356	0.19%		0.14%		1.95%
12/31/12	15.74	0.37	2.12	2.49	(0.32)	-	(0.32)	17.91	15.87%		119,034	0.20%		0.15%		2.14%
12/31/11	15.75	0.31	(0.02)	0.29	(0.30)	-	(0.30)	15.74	1.96%		106,669	0.19%		0.14%		1.92%
Service Class I
06/30/16[r]	$24.16	$0.19	$0.66	$0.85	$-	$-	$-	$25.01	3.52%	[b]	$38,932	0.69%	[a]	N/A		1.59%	[a]
12/31/15	24.98	0.35	(0.23)	0.12	(0.37)	(0.57)	(0.94)	24.16	0.70%		38,691	0.68%		N/A		1.43%
12/31/14	22.72	0.32	2.59	2.91	(0.33)	(0.32)	(0.65)	24.98	12.92%		32,075	0.69%		N/A		1.34%
12/31/13	17.62	0.29	5.20	5.49	(0.33)	(0.06)	(0.39)	22.72	31.49%		21,443	0.69%		0.69%	[l]	1.40%
12/31/12	15.53	0.28	2.08	2.36	(0.27)	-	(0.27)	17.62	15.21%		10,229	0.70%		0.70%	[l]	1.63%
12/31/11	15.59	0.22	0.00 [d]	0.22	(0.28)	-	(0.28)	15.53	1.47%		6,231	0.69%		N/A		1.40%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	2%	4%	3%	4%	3%	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
*	Generally accepted accounting principles may require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager report.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$12.15	$0.08	$(0.27)	$(0.19)	$-	$-	$-	$-	$11.96	(1.56%	)[b]	$137,816	0.90%	[a]	N/A		1.34%	[a]
12/31/15	15.97	0.21	(1.71)	(1.50)	(0.28)	(2.04)	-	(2.32)	12.15	(8.93%	)	147,436	0.90%		N/A		1.43%
12/31/14	15.64	0.29	1.59	1.88	(0.06)	(1.49)	-	(1.55)	15.97	12.24%		160,206	0.90%		N/A		1.86%
12/31/13	11.49	0.05	4.29	4.34	-	(0.19)	-	(0.19)	15.64	38.05%		166,655	0.90%		0.90%	[l]	0.40%
12/31/12	10.03	0.09	1.98	2.07	(0.09)	(0.52)	-	(0.61)	11.49	20.61%		136,305	0.90%		0.90%	[k]	0.76%
12/31/11[i]	10.00	0.01	0.04	0.05	(0.02)	-	(0.00)[d]	(0.02)	10.03	0.46%	[b]	110,550	1.58%	[a]	0.90%	[a]	1.94%	[a]
Service Class I
06/30/16[r]	$12.06	$0.06	$(0.26)	$(0.20)	$-	$-	$-	$-	$11.86	(1.66%	)[b]	$5,858	1.15%	[a]	N/A		1.09%	[a]
12/31/15	15.87	0.17	(1.69)	(1.52)	(0.25)	(2.04)	-	(2.29)	12.06	(9.16%	)	7,023	1.15%		N/A		1.20%
12/31/14	15.58	0.22	1.61	1.83	(0.05)	(1.49)	-	(1.54)	15.87	11.97%		7,289	1.15%		N/A		1.39%
12/31/13	11.48	0.02	4.27	4.29	-	(0.19)	-	(0.19)	15.58	37.64%		4,960	1.15%		1.15%	[k]	0.18%
12/31/12[h]	11.54	0.07	0.47	0.54	(0.08)	(0.52)	-	(0.60)	11.48	4.68%	[b]	818	1.15%	[a]	1.15%	[a,l]	0.91%	[a]

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	18%	52%	35%	28%	34%	13%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
i	For the period December 8, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$9.49	$0.16	$(0.70)	$(0.54)	$-	$-	$8.95	(5.69%	)[b]	$325,006	0.97%	[a]	3.65%	[a]
12/31/15	10.22	0.20	(0.63)	(0.43)	(0.30)	(0.30)	9.49	(4.26%	)*	347,072	0.97%		1.89%
12/31/14	11.22	0.34	(1.09)	(0.75)	(0.25)	(0.25)	10.22	(6.97%	)	328,045	0.97%		3.09%
12/31/13	9.47	0.20	1.75	1.95	(0.20)	(0.20)	11.22	20.80%		412,363	0.97%		2.00%
12/31/12	8.13	0.21	1.32	1.53	(0.19)	(0.19)	9.47	19.06%		355,174	0.97%		2.38%
12/31/11	9.21	0.23	(1.14)	(0.91)	(0.17)	(0.17)	8.13	(9.90%	)	303,229	0.98%		2.50%
Service Class
06/30/16[r]	$9.43	$0.15	$(0.70)	$(0.55)	$-	$-	$8.88	(5.83%	)[b]	$10,865	1.22%	[a]	3.44%	[a]
12/31/15	10.16	0.17	(0.62)	(0.45)	(0.28)	(0.28)	9.43	(4.51%	)	11,396	1.22%		1.59%
12/31/14	11.16	0.30	(1.07)	(0.77)	(0.23)	(0.23)	10.16	(7.07%	)	11,089	1.22%		2.72%
12/31/13	9.43	0.17	1.74	1.91	(0.18)	(0.18)	11.16	20.42%		8,350	1.22%		1.71%
12/31/12	8.10	0.18	1.32	1.50	(0.17)	(0.17)	9.43	18.74%		6,756	1.22%		2.13%
12/31/11	9.18	0.20	(1.12)	(0.92)	(0.16)	(0.16)	8.10	(10.13%	)	5,615	1.23%		2.23%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	5%	12%	13%[t]	20%	15%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
t	The portfolio turnover rate was not impacted as a result of the cash merger.
*	Generally accepted accounting principles may require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager report.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$12.53	$0.05	$(0.07)	$(0.02)	$-	$-	$-	$12.51	(0.16%	)[b]	$174,944	0.84%	[a]	0.84%	[a,l]	0.81%	[a]
12/31/15	14.89	0.09	0.64	0.73	(0.13)	(2.96)	(3.09)	12.53	6.22%		183,094	0.84%		0.84%	[l]	0.63%
12/31/14	14.46	0.12	1.44	1.56	(0.11)	(1.02)	(1.13)	14.89	11.06%		207,086	0.86%		0.85%		0.81%
12/31/13	10.94	0.09	3.44	3.53	-	(0.01)	(0.01)	14.46	32.29%		236,837	0.86%		0.85%		0.72%
12/31/12	9.95	0.09	1.23	1.32	(0.09)	(0.24)	(0.33)	10.94	13.14%		179,834	0.87%		0.85%		0.79%
12/31/11[i]	10.00	(0.00)[d]	(0.05)	(0.05)	-	-	-	9.95	(0.50%	)[b]	149,274	1.41%	[a]	0.85%	[a]	(0.05%	)[a]
Service Class I
06/30/16[r]	$12.41	$0.03	$(0.06)	$(0.03)	$-	$-	$-	$12.38	(0.24%	)[b]	$3,435	1.09%	[a]	1.09%	[a,l]	0.56%	[a]
12/31/15	14.80	0.05	0.63	0.68	(0.11)	(2.96)	(3.07)	12.41	5.91%		2,955	1.09%		1.09%	[l]	0.36%
12/31/14	14.40	0.09	1.43	1.52	(0.10)	(1.02)	(1.12)	14.80	10.81%		2,214	1.11%		1.10%		0.59%
12/31/13	10.92	0.06	3.43	3.49	-	(0.01)	(0.01)	14.40	31.98%		1,353	1.11%		1.10%		0.45%
12/31/12[h]	11.50	0.07	(0.33)	(0.26)	(0.08)	(0.24)	(0.32)	10.92	(2.32%	)[b]	518	1.12%	[a]	1.10%	[a]	0.94%	[a]

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	23%	44%	51%	61%	66%	0%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
i	For the period December 8, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$14.20	$0.15	$0.40	$0.55	$-	$-	$-	$14.75	3.87%	[b]	$234,240	0.79%	[a]	N/A		2.10%	[a]
12/31/15	16.20	0.23	(0.76)	(0.53)	(0.22)	(1.25)	(1.47)	14.20	(2.88%	)	217,109	0.79%		N/A		1.51%
12/31/14	15.46	0.23	1.47	1.70	(0.25)	(0.71)	(0.96)	16.20	11.19%		219,679	0.79%		N/A		1.47%
12/31/13	12.45	0.23	3.54	3.77	(0.25)	(0.51)	(0.76)	15.46	30.91%		233,724	0.79%		0.79%	[l]	1.61%
12/31/12	10.88	0.24	1.53	1.77	(0.17)	(0.03)	(0.20)	12.45	16.31%		185,473	0.80%		0.80%	[l]	1.98%
12/31/11	11.08	0.18	(0.37)	(0.19)	-	(0.01)	(0.01)	10.88	(1.68%	)	172,645	0.81%		0.80%		1.65%
Service Class I
06/30/16[r]	$14.05	$0.13	$0.40	$0.53	$-	$-	$-	$14.58	3.77%	[b]	$7,716	1.04%	[a]	N/A		1.85%	[a]
12/31/15	16.07	0.19	(0.76)	(0.57)	(0.20)	(1.25)	(1.45)	14.05	(3.18%	)	7,757	1.04%		N/A		1.26%
12/31/14	15.37	0.19	1.47	1.66	(0.25)	(0.71)	(0.96)	16.07	10.98%		5,611	1.04%		N/A		1.21%
12/31/13	12.42	0.19	3.52	3.71	(0.25)	(0.51)	(0.76)	15.37	30.55%		2,650	1.04%		1.04%	[l]	1.28%
12/31/12[h]	12.16	0.14	0.33	0.47	(0.18)	(0.03)	(0.21)	12.42	3.90%	[b]	381	1.05%	[a]	1.05%	[a,l]	1.78%	[a]

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	6%	19%	14%	22%	24%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
06/30/16[r]	$11.74	$0.10	$0.23	$0.33	$-	$-	$-	$12.07	2.81%	[b]	$226,390	0.82%	[a]	N/A	1.79%	[a]
12/31/15	12.61	0.14	(0.33)	(0.19)	(0.14)	(0.54)	(0.68)	11.74	(1.36%	)	224,808	0.86%		0.85%	1.13%
12/31/14	12.44	0.16	0.33	0.49	(0.11)	(0.21)	(0.32)	12.61	3.95%		210,395	0.95%		0.90%	1.29%
12/31/13	9.82	0.12	2.63	2.75	(0.13)	-	(0.13)	12.44	28.13%		149,796	0.96%		0.90%	1.10%
12/31/12	8.02	0.12	1.77	1.89	(0.09)	-	(0.09)	9.82	23.69%		131,665	0.98%		0.90%	1.33%
12/31/11	8.46	0.11	(0.47)	(0.36)	(0.08)	-	(0.08)	8.02	(4.24%	)	92,595	1.00%		0.90%	1.28%
Class II
06/30/16[r]	$11.93	$0.11	$0.23	$0.34	$-	$-	$-	$12.27	2.85%	[b]	$15,593	0.82%	[a]	N/A	1.79%	[a]
12/31/15	12.81	0.15	(0.34)	(0.19)	(0.15)	(0.54)	(0.69)	11.93	(1.35%	)	15,876	0.83%		0.81%	1.13%
12/31/14	12.63	0.17	0.33	0.50	(0.11)	(0.21)	(0.32)	12.81	4.00%		17,481	0.85%		0.80%	1.35%
12/31/13	9.96	0.14	2.66	2.80	(0.13)	-	(0.13)	12.63	28.34%		18,681	0.86%		0.80%	1.21%
12/31/12	8.13	0.13	1.80	1.93	(0.10)	-	(0.10)	9.96	23.79%		16,324	0.88%		0.80%	1.45%
12/31/11	8.57	0.12	(0.48)	(0.36)	(0.08)	-	(0.08)	8.13	(4.15%	)	15,218	0.90%		0.80%	1.42%
Service Class I
06/30/16[r]	$11.65	$0.09	$0.22	$0.31	$-	$-	$-	$11.96	2.75%	[b]	$11,540	1.07%	[a]	N/A	1.56%	[a]
12/31/15	12.52	0.10	(0.31)	(0.21)	(0.12)	(0.54)	(0.66)	11.65	(1.55%	)*	10,646	1.11%		1.10%	0.84%
12/31/14	12.38	0.12	0.32	0.44	(0.09)	(0.21)	(0.30)	12.52	3.57%		9,220	1.20%		1.15%	1.00%
12/31/13	9.78	0.09	2.63	2.72	(0.12)	-	(0.12)	12.38	27.94%		6,657	1.21%		1.15%	0.82%
12/31/12	8.00	0.09	1.77	1.86	(0.08)	-	(0.08)	9.78	23.35%		3,707	1.23%		1.15%	1.03%
12/31/11	8.47	0.08	(0.47)	(0.39)	(0.08)	-	(0.08)	8.00	(4.58%	)	2,330	1.25%		1.15%	0.98%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	4%	17%	12%	11%	11%	16%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
*	Generally accepted accounting principles may require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager report.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth & Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$13.18	$0.07	$0.16	$0.23	$-	$-	$13.41	1.75%	[b]	$102,921	0.57%	[a]	1.14%	[a]
12/31/15	13.28	0.14	(0.08)	0.06	(0.16)	(0.16)	13.18	0.49%		106,578	0.56%		1.01%
12/31/14	12.08	0.14	1.20	1.34	(0.14)	(0.14)	13.28	11.19%		121,667	0.56%		1.16%
12/31/13	9.24	0.13	2.85	2.98	(0.14)	(0.14)	12.08	32.53%		129,107	0.57%		1.22%
12/31/12	7.83	0.13	1.39	1.52	(0.11)	(0.11)	9.24	19.49%		116,115	0.58%		1.46%
12/31/11	8.07	0.10	(0.25)	(0.15)	(0.09)	(0.09)	7.83	(1.83%	)	116,867	0.58%		1.23%
Service Class
06/30/16[r]	$13.10	$0.06	$0.15	$0.21	$-	$-	$13.31	1.60%	[b]	$20,230	0.82%	[a]	0.90%	[a]
12/31/15	13.21	0.10	(0.08)	0.02	(0.13)	(0.13)	13.10	0.18%		18,797	0.81%		0.76%
12/31/14	12.02	0.11	1.20	1.31	(0.12)	(0.12)	13.21	10.94%		18,929	0.81%		0.91%
12/31/13	9.20	0.10	2.84	2.94	(0.12)	(0.12)	12.02	32.20%		17,142	0.82%		0.97%
12/31/12	7.79	0.11	1.39	1.50	(0.09)	(0.09)	9.20	19.32%		12,385	0.83%		1.21%
12/31/11	8.03	0.08	(0.25)	(0.17)	(0.07)	(0.07)	7.79	(2.13%	)	10,090	0.83%		0.97%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	5%	17%	20%	19%	26%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$11.35	$0.12	$0.44	$0.56	$-	$-	$-	$11.91	4.93%	[b]	$242,042	0.70%	[a]	2.07%	[a]
12/31/15	12.44	0.23	(0.31)	(0.08)	(0.24)	(0.77)	(1.01)	11.35	(0.09%	)	221,763	0.69%		1.90%
12/31/14	11.60	0.23	0.83	1.06	(0.22)	-	(0.22)	12.44	9.22%		232,187	0.70%		1.91%
12/31/13	9.48	0.22	2.09	2.31	(0.19)	-	(0.19)	11.60	24.62%		228,095	0.70%		2.07%
12/31/12	8.56	0.23	0.79	1.02	(0.10)	-	(0.10)	9.48	11.96%		171,207	0.72%		2.51%
12/31/11	8.37	0.20	0.25	0.45	(0.26)	-	(0.26)	8.56	5.60%		88,465	0.74%		2.37%
Service Class
06/30/16[r]	$11.25	$0.10	$0.44	$0.54	$-	$-	$-	$11.79	4.80%	[b]	$18,161	0.95%	[a]	1.81%	[a]
12/31/15	12.34	0.20	(0.31)	(0.11)	(0.21)	(0.77)	(0.98)	11.25	(0.35%	)	16,906	0.94%		1.65%
12/31/14	11.51	0.20	0.83	1.03	(0.20)	-	(0.20)	12.34	8.96%		16,131	0.95%		1.66%
12/31/13	9.42	0.20	2.06	2.26	(0.17)	-	(0.17)	11.51	24.22%		14,775	0.95%		1.82%
12/31/12	8.51	0.20	0.80	1.00	(0.09)	-	(0.09)	9.42	11.73%		11,282	0.97%		2.23%
12/31/11	8.33	0.18	0.26	0.44	(0.26)	-	(0.26)	8.51	5.40%		8,466	0.99%		2.18%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	13%	27%	19%	15%	3%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$8.81	$0.14	$(0.99)	$(0.85)	$-	$-	$-	$7.96	(9.65%	)[b]	$146,693	1.09%	[a]	1.00%	[a]	3.37%	[a]
12/31/15	9.27	0.15	(0.59)	(0.44)	(0.02)	-	(0.02)	8.81	(4.77%	)	164,083	1.09%		1.00%		1.59%
12/31/14[g]	10.00	0.18	(0.65)	(0.47)	(0.20)	(0.06)	(0.26)	9.27	(4.67%	)[b]	123,915	1.15%	[a]	1.00%	[a]	1.79%	[a]
Service Class I
06/30/16[r]	$8.78	$0.12	$(0.98)	$(0.86)	$-	$-	$-	$7.92	(9.79%	)[b]	$991	1.34%	[a]	1.25%	[a]	2.84%	[a]
12/31/15	9.27	0.10	(0.57)	(0.47)	(0.02)	-	(0.02)	8.78	(5.10%	)	1,513	1.35%		1.25%		1.11%
12/31/14[h]	10.29	0.07	(0.83)	(0.76)	(0.20)	(0.06)	(0.26)	9.27	(7.44%	)[b]	298	1.36%	[a]	1.25%	[a]	1.08%	[a]

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014
Portfolio turnover rate	25%	46%	39%[b,g]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period January 7, 2014 (commencement of operations) through December 31, 2014.
h	For the period May 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$11.70	$0.01	$(0.39)	$(0.38)	$-	$-	$-	$11.32	(3.25%	)[b]	$179,034	0.70%	[a]	0.25%	[a]
12/31/15	14.06	0.01	0.58	0.59	-	(2.95)	(2.95)	11.70	5.12%		214,299	0.69%		0.10%
12/31/14	14.63	(0.01)	1.36	1.35	-	(1.92)	(1.92)	14.06	9.51%		242,229	0.69%		(0.07%	)
12/31/13	11.62	0.00 [d]	3.76	3.76	(0.05)	(0.70)	(0.75)	14.63	33.54%		268,330	0.70%		0.00%	[e]
12/31/12	10.04	0.05	1.54	1.59	(0.01)	-	(0.01)	11.62	15.81%		205,833	0.70%		0.49%
12/31/11	10.45	0.01	(0.40)	(0.39)	(0.02)	-	(0.02)	10.04	(3.69%	)	188,235	0.71%		0.08%
Service Class
06/30/16[r]	$11.48	$0.00 [d]	$(0.38)	$(0.38)	$-	$-	$-	$11.10	(3.31%	)[b]	$3,180	0.95%	[a]	0.01%	[a]
12/31/15	13.89	(0.02)	0.56	0.54	-	(2.95)	(2.95)	11.48	4.80%		3,501	0.94%		(0.15%	)
12/31/14	14.51	(0.04)	1.34	1.30	-	(1.92)	(1.92)	13.89	9.23%		2,726	0.94%		(0.29%	)
12/31/13	11.53	(0.03)	3.73	3.70	(0.02)	(0.70)	(0.72)	14.51	33.24%		1,849	0.95%		(0.25%	)
12/31/12	9.99	0.03	1.51	1.54	-	-	-	11.53	15.42%		1,439	0.95%		0.25%
12/31/11	10.40	(0.02)	(0.38)	(0.40)	(0.01)	-	(0.01)	9.99	(3.82%	)	1,176	0.96%		(0.17%	)

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	47%	73%	77%	89%	91%	90%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$14.27	$0.10	$(0.03)	$0.07	$-	$-	$-	$14.34	0.49%	[b]	$154,257	0.91%	[a]	1.38%	[a]
12/31/15	14.11	0.17	0.25	0.42	(0.26)	-	(0.26)	14.27	3.01%		162,332	0.89%		1.18%
12/31/14	14.33	0.16	0.46	0.62	(0.10)	(0.74)	(0.84)	14.11	4.41%		336,931	0.90%		1.14%
12/31/13	12.34	0.16	2.02	2.18	(0.19)	-	(0.19)	14.33	17.78%		203,330	0.88%		1.19%
12/31/12	10.98	0.17	1.27	1.44	(0.08)	-	(0.08)	12.34	13.19%		193,271	0.83%		1.43%
12/31/11	11.54	0.10	(0.56)	(0.46)	(0.10)	-	(0.10)	10.98	(3.94%	)	193,403	0.82%		0.89%
Service Class
06/30/16[r]	$14.18	$0.08	$(0.03)	$0.05	$-	$-	$-	$14.23	0.35%	[b]	$32,342	1.16%	[a]	1.13%	[a]
12/31/15	14.02	0.14	0.24	0.38	(0.22)	-	(0.22)	14.18	2.79%		33,180	1.14%		0.95%
12/31/14	14.25	0.13	0.45	0.58	(0.07)	(0.74)	(0.81)	14.02	4.14%		31,812	1.15%		0.88%
12/31/13	12.27	0.13	2.02	2.15	(0.17)	-	(0.17)	14.25	17.56%		28,423	1.13%		0.95%
12/31/12	10.93	0.14	1.26	1.40	(0.06)	-	(0.06)	12.27	12.83%		22,660	1.08%		1.21%
12/31/11	11.49	0.07	(0.55)	(0.48)	(0.08)	-	(0.08)	10.93	(4.14%	)	18,508	1.07%		0.64%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	3%	3%	14%	94%	11%	15%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$15.50	$0.00 [d]	$0.23	$0.23	$-	$-	$-	$15.73	1.48%	[b]	$362,988	0.81%	[a]	0.05%	[a]
12/31/15	16.41	(0.01)	1.05	1.04	-	(1.95)	(1.95)	15.50	6.78%		375,328	0.81%		(0.07%	)
12/31/14	16.59	(0.03)	2.11	2.08	-	(2.26)	(2.26)	16.41	13.27%		377,028	0.81%		(0.17%	)
12/31/13	12.96	(0.03)	4.65	4.62	(0.04)	(0.95)	(0.99)	16.59	36.69%		371,803	0.81%		(0.21%	)
12/31/12	12.08	0.01	1.63	1.64	-	(0.76)	(0.76)	12.96	13.78%		330,731	0.82%		0.04%
12/31/11	12.23	(0.04)	(0.11)	(0.15)	-	-	-	12.08	(1.23%	)	305,757	0.82%		(0.33%	)
Service Class
06/30/16[r]	$15.16	$(0.01)	$0.21	$0.20	$-	$-	$-	$15.36	1.32%	[b]	$66,983	1.06%	[a]	(0.20%	)[a]
12/31/15	16.12	(0.05)	1.04	0.99	-	(1.95)	(1.95)	15.16	6.59%		66,936	1.06%		(0.31%	)
12/31/14	16.38	(0.07)	2.07	2.00	-	(2.26)	(2.26)	16.12	12.93%		56,457	1.06%		(0.42%	)
12/31/13	12.81	(0.07)	4.61	4.54	(0.02)	(0.95)	(0.97)	16.38	36.40%		43,873	1.06%		(0.45%	)
12/31/12	11.98	(0.02)	1.61	1.59	-	(0.76)	(0.76)	12.81	13.47%		29,154	1.07%		(0.19%	)
12/31/11	12.17	(0.07)	(0.12)	(0.19)	-	-	-	11.98	(1.56%	)	22,796	1.07%		(0.57%	)

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	9%	35%	25%	26%	31%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$10.74	$0.08	$1.08	$1.16	$-	$-	$-	$11.90	10.80%	[b]	$447,399	0.88%	[a]	1.49%	[a]
12/31/15	13.12	0.16	(0.43)	(0.27)	(0.25)	(1.86)	(2.11)	10.74	(1.45%	)	427,920	0.88%		1.26%
12/31/14	13.65	0.19	1.97	2.16	(0.24)	(2.45)	(2.69)	13.12	16.66%		465,533	0.88%		1.39%
12/31/13	11.11	0.20	3.09	3.29	(0.24)	(0.51)	(0.75)	13.65	30.43%		467,386	0.88%		1.57%
12/31/12	10.17	0.23	1.42	1.65	(0.18)	(0.53)	(0.71)	11.11	16.70%		437,725	0.89%		2.12%
12/31/11	10.46	0.17	(0.25)	(0.08)	(0.21)	-	(0.21)	10.17	(0.64%	)	407,615	0.90%		1.62%
Service Class
06/30/16[r]	$10.62	$0.07	$1.06	$1.13	$-	$-	$-	$11.75	10.64%	[b]	$37,320	1.13%	[a]	1.25%	[a]
12/31/15	12.99	0.12	(0.41)	(0.29)	(0.22)	(1.86)	(2.08)	10.62	(1.60%	)	32,950	1.13%		1.03%
12/31/14	13.55	0.16	1.94	2.10	(0.21)	(2.45)	(2.66)	12.99	16.33%		30,017	1.13%		1.16%
12/31/13	11.04	0.17	3.07	3.24	(0.22)	(0.51)	(0.73)	13.55	30.11%		23,348	1.13%		1.33%
12/31/12	10.12	0.20	1.41	1.61	(0.16)	(0.53)	(0.69)	11.04	16.37%		16,241	1.14%		1.89%
12/31/11	10.41	0.14	(0.23)	(0.09)	(0.20)	-	(0.20)	10.12	(0.81%	)	12,970	1.15%		1.38%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	31%	68%	66%	71%	81%	106%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$13.51	$(0.00)[d]	$(0.02)	$(0.02)	$-	$-	$13.49	(0.15%)[b]	$183,980	1.10%[a]	N/A	(0.06)%[a]
12/31/15	17.85	(0.04)	(0.74)	(0.78)	(3.56)	(3.56)	13.51	(5.11%)	194,889	1.09%	N/A	(0.22%)
12/31/14	22.81	(0.09)	1.21	1.12	(6.08)	(6.08)	17.85	5.92%	253,096	1.08%	N/A	(0.43%)
12/31/13	16.30	(0.08)	7.79	7.71	(1.20)	(1.20)	22.81	48.54%	273,041	1.10%	1.08%	(0.43%)
12/31/12	16.05	(0.06)	2.17	2.11	(1.86)	(1.86)	16.30	13.41%	256,961	1.13%	1.12%	(0.38%)
12/31/11	17.70	(0.12)	(0.82)	(0.94)	(0.71)	(0.71)	16.05	(5.23%)	250,279	1.13%	N/A	(0.68%)
Service Class
06/30/16[r]	$13.05	$(0.02)	$(0.01)	$(0.03)	$-	$-	$13.02	(0.23%)[b]	$11,845	1.35%[a]	N/A	(0.30%)[a]
12/31/15	17.40	(0.07)	(0.72)	(0.79)	(3.56)	(3.56)	13.05	(5.33%)	11,375	1.34%	N/A	(0.46%)
12/31/14	22.44	(0.13)	1.17	1.04	(6.08)	(6.08)	17.40	5.62%	9,977	1.33%	N/A	(0.67%)
12/31/13	16.09	(0.13)	7.68	7.55	(1.20)	(1.20)	22.44	48.17%	7,871	1.35%	1.34%	(0.69%)
12/31/12	15.91	(0.10)	2.14	2.04	(1.86)	(1.86)	16.09	13.07%	5,837	1.38%	1.37%	(0.63%)
12/31/11	17.59	(0.16)	(0.81)	(0.97)	(0.71)	(0.71)	15.91	(5.43%)	5,120	1.38%	N/A	(0.92%)

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	66%	78%	78%	86%	90%	91%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$14.88	$0.06	$1.29	$1.35	$-	$-	$-	$16.23	9.07%	[b]	$93,614	1.03%	[a]	0.98%	[a]	0.84%	[a]
12/31/15	17.59	0.10	(1.06)	(0.96)	(0.06)	(1.69)	(1.75)	14.88	(5.36%	)	88,068	1.09%		1.05%		0.62%
12/31/14	23.88	0.05	(0.01)	0.04	-	(6.33)	(6.33)	17.59	0.47%		95,788	1.17%		1.15%		0.26%
12/31/13	18.86	(0.01)	5.87	5.86	(0.26)	(0.58)	(0.84)	23.88	31.71%		97,840	1.16%		1.15%		(0.04%	)
12/31/12	16.83	0.19	2.34	2.53	(0.00)[d]	(0.50)	(0.50)	18.86	15.20%		114,274	1.17%		1.15%		1.05%
12/31/11	17.30	(0.01)	(0.23)	(0.24)	-	(0.23)	(0.23)	16.83	(1.26%	)	102,633	1.17%		1.15%		(0.06%	)
Service Class I
06/30/16[r]	$14.58	$0.04	$1.27	$1.31	$-	$-	$-	$15.89	8.98%	[b]	$11,763	1.28%	[a]	1.23%	[a]	0.59%	[a]
12/31/15	17.29	0.06	(1.06)	(1.00)	(0.02)	(1.69)	(1.71)	14.58	(5.65%	)	10,829	1.33%		1.30%		0.37%
12/31/14	23.63	0.00 [d]	(0.01)	(0.01)	-	(6.33)	(6.33)	17.29	0.24%		10,726	1.42%		1.40%		0.02%
12/31/13	18.70	(0.05)	5.79	5.74	(0.23)	(0.58)	(0.81)	23.63	31.34%		9,944	1.41%		1.40%		(0.23%	)
12/31/12	16.73	0.15	2.32	2.47	-	(0.50)	(0.50)	18.70	14.99%		6,354	1.42%		1.40%		0.86%
12/31/11	17.24	(0.05)	(0.23)	(0.28)	-	(0.23)	(0.23)	16.73	(1.56%	)	3,951	1.42%		1.40%		(0.28%	)

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	11%	44%	22%	12%	14%	13%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$11.34	$0.04	$0.56	$0.60	$-	$-	$-	$11.94	5.38%	[b]	$199,483	0.80%	[a]	0.70%	[a]
12/31/15	14.69	0.07	(0.89)	(0.82)	(0.11)	(2.42)	(2.53)	11.34	(5.53%	)	197,297	0.79%		0.50%
12/31/14	13.80	0.11	1.19	1.30	(0.09)	(0.32)	(0.41)	14.69	9.45%		236,399	0.79%		0.80%
12/31/13	10.06	0.09	3.74	3.83	(0.09)	-	(0.09)	13.80	38.18%		257,210	0.80%		0.74%
12/31/12	8.51	0.08	1.54	1.62	(0.07)	-	(0.07)	10.06	19.06%		168,248	0.81%		0.82%
12/31/11	9.26	0.05	(0.75)	(0.70)	(0.05)	-	(0.05)	8.51	(7.50%	)	170,925	0.81%		0.53%
Service Class
06/30/16[r]	$11.25	$0.03	$0.56	$0.59	$-	$-	$-	$11.84	5.24%	[b]	$16,052	1.05%	[a]	0.45%	[a]
12/31/15	14.59	0.04	(0.89)	(0.85)	(0.07)	(2.42)	(2.49)	11.25	(5.74%	)	15,919	1.04%		0.27%
12/31/14	13.72	0.08	1.18	1.26	(0.07)	(0.32)	(0.39)	14.59	9.16%		15,484	1.04%		0.56%
12/31/13	10.01	0.06	3.72	3.78	(0.07)	-	(0.07)	13.72	37.82%		12,729	1.05%		0.47%
12/31/12	8.47	0.06	1.53	1.59	(0.05)	-	(0.05)	10.01	18.78%		8,717	1.06%		0.60%
12/31/11	9.22	0.03	(0.74)	(0.71)	(0.04)	-	(0.04)	8.47	(7.70%	)	7,067	1.06%		0.30%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	32%	42%	46%	67%	49%	72%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Interest expense to average daily net assets[p]		Net investment income (loss) to average daily net assets[n]
Class II
06/30/16[r]	$10.19	$0.09	$0.37	$0.46	$-	$-	$-	$10.65	4.51%	[b]	$336,299	0.65%	[a]	0.60%	[a]	N/A		1.81%	[a]
12/31/15	10.64	0.14	(0.11)	0.03	(0.36)	(0.12)	(0.48)	10.19	0.24%		328,928	0.66%		0.60%		N/A		1.32%
12/31/14	10.34	0.13	0.36	0.49	(0.19)	-	(0.19)	10.64	4.75%		403,732	0.70%		0.65%		0.00%	[e]	1.27%
12/31/13	10.82	0.13	(0.31)	(0.18)	(0.21)	(0.09)	(0.30)	10.34	(1.63%	)	401,127	0.69%		0.65%		0.00%	[e]	1.23%
12/31/12	10.13	0.20	0.70	0.90	(0.21)	-	(0.21)	10.82	8.93%		306,746	0.72%		0.65%		0.00%	[e]	1.84%
12/31/11	9.90	0.22	0.02	0.24	(0.01)	-	(0.01)	10.13	2.45%		226,663	0.70%		0.65%		N/A		2.21%
Service Class I
06/30/16[r]	$10.11	$0.08	$0.37	$0.45	$-	$-	$-	$10.56	4.45%	[b]	$21,006	0.90%	[a]	0.85%	[a]	N/A		1.59%	[a]
12/31/15	10.57	0.11	(0.11)	(0.00)[d]	(0.34)	(0.12)	(0.46)	10.11	(0.05%	)	17,161	0.90%		0.85%		N/A		1.09%
12/31/14	10.29	0.10	0.35	0.45	(0.17)	-	(0.17)	10.57	4.43%		14,435	0.95%		0.90%		0.00%	[e]	1.00%
12/31/13	10.79	0.10	(0.30)	(0.20)	(0.21)	(0.09)	(0.30)	10.29	(1.85%	)	11,404	0.94%		0.90%		0.00%	[e]	1.00%
12/31/12[h]	10.49	0.10	0.41	0.51	(0.21)	-	(0.21)	10.79	4.94%	[b]	5,730	0.97%	[a]	0.90%	[a]	0.00%	[a,e]	1.45%	[a]

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	115%	322%	447%[u]	550%[u]	583%[u]	417%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
n	Includes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.
u	Excludes Treasury roll transactions. Including these transactions, the portfolio turnover would have been 479%, 574% and 618%, respectively, for the years ended December 31, 2014, December 31, 2013 and December 31, 2012.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are 19 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Focused Equity Fund, Large Cap Growth Fund, Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2016. For each Fund noted in the

Notes to Financial Statements (Unaudited) (Continued)

preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2016, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$385,951,308	$6,080,501	*	$-	$392,031,809
Mutual Funds	1,003	-		-	1,003
Short-Term Investments	-	1,364,435		-	1,364,435

Total Investments	$385,952,311	$7,444,936		$-	$393,397,247

Equity Income Fund
Asset Investments
Common Stock	$435,336,266	$17,494,267	*	$-	$452,830,533
Corporate Debt	-	-		871,647	871,647
Mutual Funds	1,149	-		-	1,149
Short-Term Investments	-	9,080,495		-	9,080,495

Total Investments	$435,337,415	$26,574,762		$871,647	$462,783,824

Equity Index Fund
Asset Investments
Common Stock	$451,230,360	$-		$-	$451,230,360
Short-Term Investments	-	2,827,097		-	2,827,097

Total Investments	$451,230,360	$2,827,097		$-	$454,057,457

Asset Derivatives
Futures Contracts	$17,607	$-		$-	$17,607

Foreign Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,422,553		$-	$1,422,553
Brazil	1,838,359	-		-	1,838,359
Cayman Islands	2,355,039	5,494,252		-	7,849,291
China	-	12,666,709		-	12,666,709
France	-	37,858,479		-	37,858,479
Germany	1,505,501	37,942,968		-	39,448,469
Hong Kong	-	7,340,329		-	7,340,329
Ireland	-	6,209,759		-	6,209,759
Israel	5,934,122	-		-	5,934,122
Italy	-	8,283,501		-	8,283,501
Japan	3,301,570	21,061,021		-	24,362,591
Luxembourg	-	3,292,977		-	3,292,977
Netherlands	-	17,149,698		-	17,149,698
Norway	-	6,447,279		-	6,447,279
Portugal	-	3,365,224		-	3,365,224
Republic of Korea	4,078,909	15,708,737		-	19,787,646
Russia	-	1,936,409		-	1,936,409
Singapore	-	11,952,335		-	11,952,335

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Foreign Fund (Continued)
Asset Investments (Continued)
Common Stock (Continued)
Spain	$4,096,678	$1,029,398		$-	$5,126,076
Sweden	-	2,631,706		-	2,631,706
Switzerland	-	20,901,661		-	20,901,661
Taiwan	-	2,104,922		-	2,104,922
Thailand	-	3,672,258		-	3,672,258
United Kingdom	4,795,920	60,422,328		-	65,218,248
Mutual Funds	12,090,730	-		-	12,090,730
Short-Term Investments	-	12,201,641		-	12,201,641

Total Investments	$39,996,828	$301,096,144		$-	$341,092,972

Fundamental Growth Fund
Asset Investments
Common Stock	$176,545,545	$445,080	*	$-	$176,990,625
Short-Term Investments	-	1,451,646		-	1,451,646

Total Investments	$176,545,545	$1,896,726		$-	$178,442,271

Fundamental Value Fund
Asset Investments
Common Stock	$231,557,066	$5,962,582	*	$-	$237,519,648
Short-Term Investments	-	4,382,888		-	4,382,888

Total Investments	$231,557,066	$10,345,470		$-	$241,902,536

Global Fund
Asset Investments
Common Stock*
Austria	$-	$871,216		$-	$871,216
Bermuda	607,134	-		-	607,134
Brazil	574,349	1,374,834		-	1,949,183
Canada	4,409,479	-		-	4,409,479
Cayman Islands	-	441,979		-	441,979
Czech Republic	-	370,377		-	370,377
Denmark	-	2,361,596		-	2,361,596
France	-	18,780,508		-	18,780,508
Germany	-	15,997,905		-	15,997,905
Ireland	11,285,421	-		-	11,285,421
Israel	1,222,132	-		-	1,222,132
Japan	-	2,713,292		-	2,713,292
Mexico	951,913	-		-	951,913
Netherlands	-	5,605,866		-	5,605,866
Netherlands Antilles	2,328,748	-		-	2,328,748
Republic of Korea	-	1,716,660		-	1,716,660
Spain	-	1,087,270		-	1,087,270
Sweden	-	4,389,558		-	4,389,558
Switzerland	-	19,625,734		-	19,625,734
Thailand	-	571,875		-	571,875
United Kingdom	1,382,646	24,514,257		-	25,896,903
United States	128,810,092	-		-	128,810,092
Mutual Funds	-	7,088,408		-	7,088,408
Short-Term Investments	-	1,010,664		-	1,010,664

Total Investments	$151,571,914	$108,521,999		$-	$260,093,913

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Growth & Income Fund
Asset Investments
Common Stock	$115,452,441	$5,348,191	*	$-		$120,800,632
Preferred Stock	373,010	-		-		373,010
Short-Term Investments	-	2,076,082		-		2,076,082

Total Investments	$115,825,451	$7,424,273		$-		$123,249,724

Income & Growth Fund
Asset Investments
Common Stock	$242,616,761	$8,876,971	*	$-		$251,493,732
Short-Term Investments	-	7,782,404		-		7,782,404

Total Investments	$242,616,761	$16,659,375		$-		$259,276,136

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$3,698,727		$-		$3,698,727
Cayman Islands	4,893,096	-		-		4,893,096
France	-	18,429,140		-		18,429,140
Germany	-	9,067,078		-		9,067,078
Indonesia	-	3,516,146		-		3,516,146
Ireland	2,364,874	2,015,322		-		4,380,196
Israel	223,104	-		-		223,104
Italy	-	9,424,379		-		9,424,379
Japan	-	24,990,605		-		24,990,605
Mexico	2,369,640	-		-		2,369,640
Netherlands	-	9,005,802		-		9,005,802
Republic of Korea	-	2,620,428		-		2,620,428
Sweden	-	6,086,296		-		6,086,296
Switzerland	-	18,182,649		-		18,182,649
Taiwan	-	1,056,822		-		1,056,822
United Kingdom	-	24,083,449		-		24,083,449
Mutual Funds	3,506,546	-		-		3,506,546
Short-Term Investments	-	5,233,919		-		5,233,919

Total Investments	$13,357,260	$137,410,762		$-		$150,768,022

Asset Derivatives
Forward Contracts	$-	$1,713		$-		$1,713

Liability Derivatives
Forward Contracts	$-	$(42,998)		$-		$(42,998)

Managed Volatility Fund
Asset Investments
Common Stock	$186,818,750	$-		$-		$186,818,750
Corporate Debt	-	-		-	†	-
Purchased Options	599,273	-		-		599,273
Short-Term Investments	-	3,311,707		-		3,311,707

Total Investments	$187,418,023	$3,311,707		$-		$190,729,730

Liability Derivatives
Written Options	$(4,174,860)	$-		$-		$(4,174,860)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Mid Cap Growth Fund
Asset Investments
Common Stock	$404,198,000	$-		$528,897	$404,726,897
Preferred Stock	-	-		2,031,267	2,031,267
Mutual Funds	34,487,660	-		-	34,487,660
Short-Term Investments	-	18,346,247		-	18,346,247

Total Investments	$438,685,660	$18,346,247		$2,560,164	$459,592,071

Mid Cap Value Fund
Asset Investments
Common Stock	$468,695,440	$6,536,403	*	$-	$475,231,843
Mutual Funds	10,527,413	-		-	10,527,413
Short-Term Investments	-	1,496,180		-	1,496,180

Total Investments	$479,222,853	$8,032,583		$-	$487,255,436

Asset Derivatives
Forward Contracts	$-	$21,909		$-	$21,909

Liability Derivatives
Forward Contracts	$-	$(153,665)		$-	$(153,665)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$187,949,013	$1,706,648	*	$316,785	$189,972,446
Preferred Stock	-	-		2,065,291	2,065,291
Mutual Funds	19,184,968	-		-	19,184,968
Short-Term Investments	-	2,609,717		-	2,609,717

Total Investments	$207,133,981	$4,316,365		$2,382,076	$213,832,422

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$838,530		$-	$838,530
Corporate Debt	-	90,363,605		-	90,363,605
Municipal Obligations	-	3,753,075		-	3,753,075
Non-U.S. Government Agency Obligations	-	62,722,633		-	62,722,633
U.S. Government Agency Obligations and Instrumentalities	-	108,722,334		-	108,722,334
U.S. Treasury Obligations	-	75,658,777		-	75,658,777
Short-Term Investments	-	47,865,488		-	47,865,488

Total Investments	$-	$389,924,442		$-	$389,924,442

Asset Derivatives
Futures Contracts	$349,669	$-		$-	$349,669

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents a security at $0 value as of June 30, 2016.

Notes to Financial Statements (Unaudited) (Continued)

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2016.

Statements of Assets and Liabilities location:	Total Return Bond Fund
Receivables from:
Investments sold on a when-issued basis	X
Payables for:
Investments purchased on a when-issued basis	X

Statements of Assets and Liabilities location:	Foreign Fund	Global Fund	International Equity Fund	Mid Cap Growth Fund	Small Cap Growth Equity Fund	Small Company Value Fund
Payables for:
Securities on loan	X	X	X	X	X	X

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/15		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/16		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/16
Equity Income Fund
Corporate Debt†	$180,285		$-	$-	$43,098	$731,147	$(82,883)	$-	$-	$871,647		$43,098

Managed Volatility Fund
Corporate Debt	$-	**	$-	$-	$-	$-	$-	$-	$-	$-	††	$-

Mid Cap Growth Fund
Common Stock	$1,994,446		$-	$-	$(648,333)	$-	$(817,216)	$-	$-	$528,897		$(6,001)
Preferred Stock	2,309,200		-	-	(277,933)	-	-	-	-	2,031,267		(277,933)

	$4,303,646		$-	$-	$(926,266)	$-	$(817,216)	$-	$-	$2,560,164		$(283,934)

Small Cap Growth Equity Fund
Common Stock	$311,026		$-	$-	$5,759	$-	$-	$-	$-	$316,785		$5,759
Preferred Stock	2,419,091		-	-	(353,800)	-	-	-	-	2,065,291		(353,800)

	$2,730,117		$-	$-	$(348,041)	$-	$-	$-	$-	$2,382,076		$(348,041)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents a security at $0 value as of December 31, 2015.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents a security at $0 value as of June 30, 2016.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended at June 30, 2016. The Funds recognize transfers between the Levels as of the beginning of the year.

Notes to Financial Statements (Unaudited) (Continued)

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s) other than those disclosed below.

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Small Cap Growth Equity Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Small Cap Growth Equity Fund	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Common stock — $316,785
Dropbox Inc.	$85,322	Market Approach	EV/Multiple	4.75	x
			Discount for Lack of Marketability	10%
Telogis	231,463	Market Approach	Market Observed Transaction	$2.88
			Discount for Lack of Marketability	10%
Preferred stock — $2,065,291
Cloudera Inc.	194,174	Market Approach	EV/Multiple	5.6	x
			Discount for Lack of Marketability	10%
Docusign Series F	20,735	Market Approach	EV/Multiple	7.3	x
			Discount for Lack of Marketability	10%
Docusign Series E	143,312	Market Approach	EV/Multiple	7.3	x
			Discount for Lack of Marketability	10%
Docusign Series D	5,539	Market Approach	EV/Multiple	7.3	x
			Discount for Lack of Marketability	10%
Docusign Series B	7,725	Market Approach	EV/Multiple	7.3	x
			Discount for Lack of Marketability	10%
Docusign Series B1	2,304	Market Approach	EV/Multiple	7.3	x
			Discount for Lack of Marketability	10%
Draftkings Series D	59,026	Market Approach	Probability Expected Weighted Return Model — EV Multiple	3.83	x
Draftkings Inc. Series D1	150,044	Market Approach	Probability Expected Weighted Return Model — EV Multiple	3.83	x
MarkLogic Corp. Series F	239,076	Market Approach	EV/Multiple	2.8	x
			Discount for Lack of Marketability	10%
NUTANIX, Inc. Series E	153,789	Market Approach	EV/Multiple	1.8	x
			Discount for Lack of Marketability	10%
Telogis	433,422	Market Approach	Market Observed Transaction	$3.96
			Discount for Lack of Marketability	10%
The Honest Co.	159,187	Market Approach	EV/Multiple	4.2	x
			Discount for Lack of Marketability	10%
Veracode, Inc	220,707	Market Approach	EV/Multiple	5.1	x
			Discount for Lack of Marketability	10%
Zuora Inc. Series F	276,251	Market Approach	EV/Multiple	6.9	x
			Discount for Lack of Marketability	10%

Total	$2,382,076

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2016, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A

Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				M

Options (Purchased)
Hedging/Risk Management			A

Options (Written)
Hedging/Risk Management			A
Income			A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

At June 30, 2016, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts^^	$17,607	$-	$-	$17,607

Realized Gain (Loss)#
Futures Contracts	$691,668	$-	$-	$691,668

Change in Appreciation (Depreciation)##
Futures Contracts	$14,358	$-	$-	$14,358

International Equity Fund
Asset Derivatives
Forward Contracts*	$-	$1,713	$-	$1,713

Liability Derivatives
Forward Contracts^	$-	$(42,998)	$-	$(42,998)

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
International Equity Fund (Continued)
Realized Gain (Loss)#
Forward Contracts	$-	$616,355	$-	$616,355

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(244,988)	$-	$(244,988)

Managed Volatility Fund
Asset Derivatives
Purchased Options*	$599,273	$-	$-	$599,273

Liability Derivatives
Written Options^	$(4,174,860)	$-	$-	$(4,174,860)

Realized Gain (Loss)#
Purchased Options	$(2,506,991)	$-	$-	$(2,506,991)
Written Options	(183,482)	-	-	(183,482)

Total Realized Gain (Loss)	$(2,690,473)	$-	$-	$(2,690,473)

Change in Appreciation (Depreciation)##
Purchased Options	$50,308	$-	$-	$50,308
Written Options	(2,943,311)	-	-	(2,943,311)

Total Change in Appreciation (Depreciation)	$(2,893,003)	$-	$-	$(2,893,003)

Mid Cap Value Fund
Asset Derivatives
Forward Contracts*	$-	$21,909	$-	$21,909

Liability Derivatives
Forward Contracts^	$-	$(153,665)	$-	$(153,665)

Realized Gain (Loss)#
Forward Contracts	$-	$624,096	$-	$624,096

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(101,713)	$-	$(101,713)

Total Return Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$349,669	$349,669

Realized Gain (Loss)#
Futures Contracts	$-	$-	$233,663	$233,663

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$376,681	$376,681

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts.
^	Statements of Assets and Liabilities location: Payables for: written options outstanding, at value, or open forward foreign currency contracts, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, or translation of assets and liabilities in foreign currencies, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

For the period ended June 30, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
	Futures Contracts	Forward Contracts	Written Options	Purchased Options
Equity Index Fund	62	$-	-	-
International Equity Fund	-	5,682,125	-	-
Managed Volatility Fund	-	-	911	911
Mid Cap Value Fund	-	15,284,528	-	-
Total Return Bond Fund	163	-	-	-

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, and shares/units outstanding for written options and purchased options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2016.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2016.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
International Equity Fund
State Street Bank and Trust	$1,713	$(1,713)	$-	$-

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2016.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
International Equity Fund
State Street Bank and Trust	$(42,998)	$1,713	$-	$(41,285)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2016, are discussed below.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2016. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
International Equity Fund
Contracts to Deliver
AUD	625,000	State Street Bank and Trust	12/21/16	$459,850	$(3,513)
CHF	4,898,000	State Street Bank and Trust	09/21/16	4,998,775	(39,485)
JPY	19,168,638	State Street Bank and Trust	07/05/16	187,339	1,713

				$5,645,964	(41,285)

Mid Cap Value Fund
Contract to Buy
EUR	242,711	UBS AG	09/30/16	$268,753	$1,457

Contracts to Deliver
JPY	214,231,817	Credit Suisse International	09/30/16	$2,101,342	$20,452

CAD	12,048,856	Morgan Stanley & Co.	09/30/16	9,214,510	(113,094)

EUR	5,135,889	UBS AG	09/30/16	5,677,226	(40,571)

				$16,993,078	$(133,213)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Notes to Financial Statements (Unaudited) (Continued)

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded

The Fund(s) listed in the following table had open futures contracts at June 30, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	09/16/16	30	$3,135,300	$17,607

Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	09/30/16	60	$13,159,688	$87,028
U.S. Treasury Note 5 Year	09/30/16	171	20,890,055	262,641

				$349,669

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Financial Statements (Unaudited) (Continued)

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

The Fund(s) listed in the following table had open written option contracts at June 30, 2016:

	Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
	101	7/01/16	S&P 500 Index Call, Strike 2,040.00	$291,507	$591,860
	92	7/08/16	S&P 500 Index Call, Strike 2,075.00	216,183	248,400
	95	7/15/16	S&P 500 Index Call, Strike 2,025.00	223,013	712,500
	102	7/15/16	S&P 500 Index Call, Strike 2,050.00	550,812	538,560
	100	7/15/16	S&P 500 Index Call, Strike 2,060.00	375,347	438,300
	101	7/15/16	S&P 500 Index Call, Strike 2,075.00	494,648	353,500
	102	7/15/16	S&P 500 Index Call, Strike 2,085.00	358,165	270,300
	96	8/19/16	S&P 500 Index Call, Strike 2,050.00	618,960	674,880
	96	8/19/16	S&P 500 Index Call, Strike 2,100.00	489,360	346,560

				$3,617,995	$4,174,860

Transactions in written option contracts during the period ended June 30, 2016, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2015	938	$4,774,926
Options written	5,428	21,079,906
Options terminated in closing purchase transactions	(5,481)	(22,236,837)

Options outstanding at June 30, 2016	885	$3,617,995

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2016, the Funds had no unfunded loan commitments.

Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2016.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending

Notes to Financial Statements (Unaudited) (Continued)

its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended June 30, 2016, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Foreign Fund	$176,565	$35,991	$140,574
Global Fund	37,710	7,578	30,132
International Equity Fund	39,815	8,065	31,750
Mid Cap Growth Fund	169,806	34,378	135,428
Small Cap Growth Equity Fund	100,907	20,513	80,394
Small Company Value Fund	7,431	1,574	5,857

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities,

Notes to Financial Statements (Unaudited) (Continued)

including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objective, policies, and investment strategies.

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Blue Chip Growth Fund	0.75% on the first $400 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $400 million
Equity Income Fund*	0.75% on the first $500 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $500 million
Equity Index Fund*	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Focused Equity Fund	0.70% on the first $250 million; and	Harris Associates L.P.
0.60% on any excess over $250 million

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Foreign Fund	0.89% on the first $500 million; and	Templeton Investment Counsel, LLC
0.85% on any excess over $500 million
Fundamental Growth Fund	0.62% on the first $250 million; and	Wellington Management Company LLP
0.60% on any excess over $250 million
Fundamental Value Fund	0.60% on the first $500 million; and	Wellington Management Company LLP
0.575% on any excess over $500 million
Global Fund*	0.60% on the first $500 million; and	Massachusetts Financial Services Company
0.55% on any excess over $500 million
Growth & Income Fund	0.50% on the first $500 million; and	Massachusetts Financial Services Company
0.475% on any excess over $500 million
Income & Growth Fund*	0.65% on the first $500 million; and	BlackRock Investment Management, LLC
0.60% on any excess over $500 million
International Equity Fund	0.80% on the first $250 million; and	Harris Associates L.P.
0.75% on any excess over $250 million
Large Cap Growth Fund*	0.65% on the first $500 million; and	Rainier Investment Management, LLC
0.60% on any excess over $500 million
Managed Volatility Fund	0.75% on the first $500 million; and	Gateway Investment Advisers, LLC
0.70% on any excess over $500 million
Mid Cap Growth Fund*	0.77% on the first $500 million; and	T. Rowe Price Associates, Inc.
0.75% on any excess over $500 million
Mid Cap Value Fund*	0.84% on the first $500 million; and	American Century Investment Management, Inc.
0.80% on any excess over $500 million
Small Cap Growth Equity Fund**	1.04% on the first $200 million; and	Wellington Management Company LLP
1.00% on any excess over $200 million
Small Company Value Fund	0.80% on the first $150 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $150 million
Small/Mid Cap Value Fund	0.75% on the first $500 million; and	AllianceBernstein L.P.
0.70% on any excess over $500 million
Total Return Bond Fund***	0.40% on the first $500 million; and	Metropolitan West Asset Management, LLC
0.38% on any excess over $500 million

*	Prior to January 1, 2016, the investment advisory fees were as follows:
**	Waddell & Reed Investment Management Company acted as co-subadvisor to the Fund through April 24, 2016.

Fund	Investment Advisory Fee
Equity Income Fund	0.75% on the first $600 million; and
0.70% on any excess over $600 million
Equity Index Fund	0.10% on the first $750 million; and
0.08% on any excess over $750 million
Global Fund	0.60% on the first $600 million; and
0.55% on any excess over $600 million
Income & Growth Fund	0.65% on the first $600 million; and
0.60% on any excess over $600 million
Large Cap Growth Fund	0.65% on the first $600 million; and
0.60% on any excess over $600 million
Mid Cap Growth Fund	0.77% on the first $600 million; and
0.75% on any excess over $600 million
Mid Cap Value Fund	0.84% on the first $600 million; and
0.80% on any excess over $600 million

Notes to Financial Statements (Unaudited) (Continued)

***	Prior to June 1, 2016, the investment advisory fees were as follows:

Fund	Investment Advisory Fee
Total Return Bond Fund	0.45% on the first $500 million; and
0.43% on any excess over $500 million

Administration Fees

For the Equity Index Fund, Focused Equity Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, International Equity Fund, Small Company Value Fund, and Total Return Bond Fund, under a separate Administrative and Shareholder Services Agreement between the Funds and MML Advisers, MML Advisers is obligated to provide all necessary administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
Equity Index Fund	0.30%	0.15%	None	0.30%
Focused Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Growth Fund	N/A	0.15%	N/A	0.15%
Fundamental Value Fund	N/A	0.15%	N/A	0.15%
Global Fund	0.15%	0.15%	N/A	0.15%
International Equity Fund	N/A	0.15%	N/A	0.15%
Small Company Value Fund	N/A	0.15%	N/A	0.15%
Total Return Bond Fund	N/A	0.15%	N/A	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
Fundamental Growth Fund*	0.85%	1.10%
International Equity Fund*	1.00%	1.25%
Total Return Bond Fund*	0.60%	0.85%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2017.

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers contractually agreed to waive 0.05% of the advisory fee of the Total Return Bond Fund through May 31, 2016.

MML Advisers has agreed to voluntarily waive 0.05% of the advisory fee of the Small Company Value Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Effective June 1, 2016, MML Advisers has agreed to voluntarily waive 0.03% of the advisory fee of the Equity Income Fund through April 30, 2017. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2016, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Blue Chip Growth Fund	$1,762
Equity Income Fund	996
Fundamental Growth Fund	37
Fundamental Value Fund	1,125
Global Fund	363
Growth & Income Fund	1,686
Income & Growth Fund	147
Large Cap Growth Fund	3,090
Managed Volatility Fund	1,947
Mid Cap Growth Fund	2,673
Small Cap Growth Equity Fund	11,815
Small Company Value Fund	1,503
Small/Mid Cap Value Fund	7,082

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2016, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blue Chip Growth Fund	$-	$59,156,717	$-	$72,876,721
Equity Income Fund	-	53,908,623	-	83,964,295
Equity Index Fund	-	10,248,747	-	16,571,834
Focused Equity Fund	-	24,866,560	-	27,911,668
Foreign Fund	-	16,719,793	-	16,993,828
Fundamental Growth Fund	-	39,996,833	-	45,594,590
Fundamental Value Fund	-	24,156,499	-	14,593,892
Global Fund	-	10,415,426	-	9,707,701
Growth & Income Fund	-	5,966,545	-	10,785,404
Income & Growth Fund	-	40,786,696	-	30,802,471
International Equity Fund	-	38,649,747	-	38,291,451
Large Cap Growth Fund	-	85,027,196	-	114,417,417
Managed Volatility Fund	-	5,943,457	-	15,757,445
Mid Cap Growth Fund	-	38,429,119	-	54,715,587
Mid Cap Value Fund	-	144,593,759	-	154,799,163
Small Cap Growth Equity Fund	-	126,225,273	-	131,074,500
Small Company Value Fund	-	10,639,409	-	11,603,343
Small/Mid Cap Value Fund	-	66,372,324	-	77,488,221
Total Return Bond Fund	373,345,051	25,301,241	389,031,493	33,496,106

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Initial Class
Sold	910,723	$13,304,280	2,050,627	$35,000,186
Issued as reinvestment of dividends	-	-	4,217,280	62,289,222
Redeemed	(1,815,206)	(26,701,218)	(4,490,729)	(78,848,927)

Net increase (decrease)	(904,483)	$(13,396,938)	1,777,178	$18,440,481

Blue Chip Growth Fund Service Class
Sold	335,215	$4,838,396	700,855	$11,542,611
Issued as reinvestment of dividends	-	-	425,902	6,171,321
Redeemed	(258,767)	(3,710,960)	(264,136)	(4,401,398)

Net increase (decrease)	76,448	$1,127,436	862,621	$13,312,534

Equity Income Fund Initial Class
Sold	819,729	$9,236,872	3,349,391	$43,038,102
Issued as reinvestment of dividends	-	-	4,798,391	51,918,590
Redeemed	(4,006,054)	(44,680,751)	(5,851,519)	(76,038,084)

Net increase (decrease)	(3,186,325)	$(35,443,879)	2,296,263	$18,918,608

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount
Equity Income Fund Service Class
Sold	141,960	$1,595,103	801,621	$9,912,506
Issued as reinvestment of dividends	-	-	699,148	7,508,847
Redeemed	(331,163)	(3,745,122)	(461,419)	(5,866,477)

Net increase (decrease)	(189,203)	$(2,150,019)	1,039,350	$11,554,876

Equity Index Fund Class I
Sold	64,281	$1,588,756	131,076	$3,326,839
Issued as reinvestment of dividends	-	-	123,159	2,876,982
Redeemed	(305,856)	(7,605,366)	(549,858)	(13,987,453)

Net increase (decrease)	(241,575)	$(6,016,610)	(295,623)	$(7,783,632)

Equity Index Fund Class II
Sold	201,112	$4,996,799	1,052,550	$26,566,026
Issued as reinvestment of dividends	-	-	241,782	5,652,856
Redeemed	(355,559)	(8,691,042)	(691,685)	(17,492,168)

Net increase (decrease)	(154,447)	$(3,694,243)	602,647	$14,726,714

Equity Index Fund Class III
Sold	671	$15,792	866	$22,459
Issued as reinvestment of dividends	-	-	298,056	6,959,599
Redeemed	(99,048)	(2,480,027)	(106,824)	(2,703,109)

Net increase (decrease)	(98,377)	$(2,464,235)	192,098	$4,278,949

Equity Index Fund Service Class I
Sold	67,767	$1,608,029	367,151	$9,082,505
Issued as reinvestment of dividends	-	-	61,289	1,398,611
Redeemed	(112,157)	(2,633,327)	(111,382)	(2,742,801)

Net increase (decrease)	(44,390)	$(1,025,298)	317,058	$7,738,315

Focused Equity Fund Class II
Sold	432,449	$5,040,611	1,950,228	$29,160,625
Issued as reinvestment of dividends	-	-	2,006,738	23,639,379
Redeemed	(1,052,014)	(12,160,786)	(1,850,790)	(27,653,542)

Net increase (decrease)	(619,565)	$(7,120,175)	2,106,176	$25,146,462

Focused Equity Fund Service Class I
Sold	45,884	$534,400	152,134	$2,134,769
Issued as reinvestment of dividends	-	-	86,342	1,010,197
Redeemed	(134,552)	(1,591,282)	(115,281)	(1,736,595)

Net increase (decrease)	(88,668)	$(1,056,882)	123,195	$1,408,371

Foreign Fund Initial Class
Sold	1,676,631	$15,033,916	7,768,376	$81,258,787
Issued as reinvestment of dividends	-	-	1,099,581	10,665,933
Redeemed	(1,943,764)	(17,542,727)	(4,394,039)	(46,071,249)

Net increase (decrease)	(267,133)	$(2,508,811)	4,473,918	$45,853,471

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount
Foreign Fund Service Class
Sold	85,054	$771,799	224,140	$2,317,484
Issued as reinvestment of dividends	-	-	33,446	322,750
Redeemed	(70,673)	(628,677)	(140,636)	(1,433,225)

Net increase (decrease)	14,381	$143,122	116,950	$1,207,009

Fundamental Growth Fund Class II
Sold	546,596	$6,622,516	1,328,385	$18,826,700
Issued as reinvestment of dividends	-	-	3,138,822	36,975,319
Redeemed	(1,178,794)	(14,269,347)	(3,753,642)	(54,749,345)

Net increase (decrease)	(632,198)	$(7,646,831)	713,565	$1,052,674

Fundamental Growth Fund Service Class I
Sold	57,847	$701,326	81,440	$1,149,694
Issued as reinvestment of dividends	-	-	48,130	562,161
Redeemed	(18,477)	(219,074)	(41,054)	(547,246)

Net increase (decrease)	39,370	$482,252	88,516	$1,164,609

Fundamental Value Fund Class II
Sold	1,566,194	$20,756,489	1,885,056	$29,843,976
Issued as reinvestment of dividends	-	-	1,499,241	20,434,654
Redeemed	(978,933)	(13,764,281)	(1,653,877)	(25,697,093)

Net increase (decrease)	587,261	$6,992,208	1,730,420	$24,581,537

Fundamental Value Fund Service Class I
Sold	54,237	$743,842	267,094	$3,957,337
Issued as reinvestment of dividends	-	-	39,989	539,857
Redeemed	(77,104)	(1,087,008)	(104,355)	(1,613,745)

Net increase (decrease)	(22,867)	$(343,166)	202,728	$2,883,449

Global Fund Class I
Sold	557,481	$6,438,091	4,496,635	$57,265,309
Issued as reinvestment of dividends	-	-	1,081,244	12,434,307
Redeemed	(960,162)	(11,269,095)	(3,111,843)	(40,045,880)

Net increase (decrease)	(402,681)	$(4,831,004)	2,466,036	$29,653,736

Global Fund Class II
Sold	39,295	$473,031	47,470	$614,645
Issued as reinvestment of dividends	-	-	77,044	900,642
Redeemed	(99,406)	(1,192,479)	(158,619)	(2,031,358)

Net increase (decrease)	(60,111)	$(719,448)	(34,105)	$(516,071)

Global Fund Service Class I
Sold	131,579	$1,545,598	240,960	$2,974,186
Issued as reinvestment of dividends	-	-	46,172	527,285
Redeemed	(81,141)	(930,342)	(109,180)	(1,373,250)

Net increase (decrease)	50,438	$615,256	177,952	$2,128,221

Growth & Income Fund Initial Class
Sold	42,239	$540,468	107,989	$1,438,084
Issued as reinvestment of dividends	-	-	104,134	1,325,627
Redeemed	(453,949)	(5,875,157)	(1,283,961)	(17,198,074)

Net increase (decrease)	(411,710)	$(5,334,689)	(1,071,838)	$(14,434,363)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount
Growth & Income Fund Service Class
Sold	141,961	$1,840,817	179,282	$2,384,744
Issued as reinvestment of dividends	-	-	15,067	190,746
Redeemed	(57,186)	(743,010)	(192,689)	(2,544,358)

Net increase (decrease)	84,775	$1,097,807	1,660	$31,132

Income & Growth Fund Initial Class
Sold	2,047,682	$21,993,209	2,092,475	$25,180,057
Issued as reinvestment of dividends	-	-	1,736,757	18,426,994
Redeemed	(1,259,401)	(14,212,713)	(2,959,410)	(35,488,006)

Net increase (decrease)	788,281	$7,780,496	869,822	$8,119,045

Income & Growth Fund Service Class
Sold	170,915	$1,924,453	238,369	$2,815,280
Issued as reinvestment of dividends	-	-	124,932	1,315,531
Redeemed	(133,027)	(1,498,935)	(168,232)	(1,986,854)

Net increase (decrease)	37,888	$425,518	195,069	$2,143,957

International Equity Fund Class II
Sold	564,777	$4,581,739	6,490,052	$62,903,390
Issued as reinvestment of dividends	-	-	37,164	332,992
Redeemed	(755,000)	(6,258,760)	(1,267,813)	(12,071,785)

Net increase (decrease)	(190,223)	$(1,677,021)	5,259,403	$51,164,597

International Equity Fund Service Class I
Sold	12,054	$100,423	149,566	$1,425,758
Issued as reinvestment of dividends	-	-	258	2,305
Redeemed	(59,284)	(496,986)	(9,716)	(92,301)

Net increase (decrease)	(47,230)	$(396,563)	140,108	$1,335,762

Large Cap Growth Fund Initial Class
Sold	651,783	$7,148,202	1,489,752	$20,105,961
Issued as reinvestment of dividends	-	-	3,877,235	43,425,029
Redeemed	(3,155,408)	(34,181,975)	(4,271,474)	(60,263,375)

Net increase (decrease)	(2,503,625)	$(27,033,773)	1,095,513	$3,267,615

Large Cap Growth Fund Service Class
Sold	20,879	$226,454	94,721	$1,212,549
Issued as reinvestment of dividends	-	-	59,374	653,118
Redeemed	(39,224)	(423,509)	(45,443)	(561,141)

Net increase (decrease)	(18,345)	$(197,055)	108,652	$1,304,526

Managed Volatility Fund Initial Class
Sold	148,136	$2,080,595	490,598	$7,007,282
Issued as reinvestment of dividends	-	-	223,684	3,096,226
Redeemed	(766,178)	(10,751,690)	(13,214,384)	(188,949,041)

Net increase (decrease)	(618,042)	$(8,671,095)	(12,500,102)	$(178,845,533)

Managed Volatility Fund Service Class
Sold	112,913	$1,567,181	342,915	$4,861,141
Issued as reinvestment of dividends	-	-	37,132	511,045
Redeemed	(180,263)	(2,515,339)	(308,184)	(4,368,659)

Net increase (decrease)	(67,350)	$(948,158)	71,863	$1,003,527

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Initial Class
Sold	528,521	$7,898,940	1,563,833	$26,333,144
Issued as reinvestment of dividends	-	-	2,842,206	42,547,818
Redeemed	(1,656,758)	(24,728,992)	(3,176,630)	(53,193,017)

Net increase (decrease)	(1,128,237)	$(16,830,052)	1,229,409	$15,687,945

Mid Cap Growth Fund Service Class
Sold	198,094	$2,931,976	735,303	$11,926,952
Issued as reinvestment of dividends	-	-	494,271	7,241,068
Redeemed	(252,268)	(3,676,685)	(315,754)	(5,180,003)

Net increase (decrease)	(54,174)	$(744,709)	913,820	$13,988,017

Mid Cap Value Fund Initial Class
Sold	1,014,844	$10,854,751	2,446,808	$31,047,996
Issued as reinvestment of dividends	-	-	6,996,182	72,480,445
Redeemed	(3,257,603)	(36,318,017)	(5,101,145)	(62,354,659)

Net increase (decrease)	(2,242,759)	$(25,463,266)	4,341,845	$41,173,782

Mid Cap Value Fund Service Class
Sold	290,313	$3,252,748	468,251	$5,612,473
Issued as reinvestment of dividends	-	-	503,193	5,152,695
Redeemed	(217,100)	(2,382,024)	(178,011)	(2,138,681)

Net increase (decrease)	73,213	$870,724	793,433	$8,626,487

Small Cap Growth Equity Fund Initial Class
Sold	445,902	$5,735,720	1,154,116	$17,387,574
Issued as reinvestment of dividends	-	-	2,896,528	40,634,083
Redeemed	(1,236,506)	(15,976,784)	(3,805,914)	(68,130,431)

Net increase (decrease)	(790,604)	$(10,241,064)	244,730	$(10,108,774)

Small Cap Growth Equity Fund Service Class
Sold	69,342	$857,867	205,576	$3,075,237
Issued as reinvestment of dividends	-	-	156,435	2,122,311
Redeemed	(31,056)	(381,562)	(63,729)	(1,060,919)

Net increase (decrease)	38,286	$476,305	298,282	$4,136,629

Small Company Value Fund Class II
Sold	162,013	$2,419,156	423,909	$7,077,697
Issued as reinvestment of dividends	-	-	630,971	9,281,588
Redeemed	(314,469)	(4,740,922)	(580,385)	(9,810,197)

Net increase (decrease)	(152,456)	$(2,321,766)	474,495	$6,549,088

Small Company Value Fund Service Class I
Sold	48,247	$710,243	135,867	$2,235,487
Issued as reinvestment of dividends	-	-	78,252	1,129,172
Redeemed	(50,666)	(752,576)	(91,945)	(1,485,389)

Net increase (decrease)	(2,419)	$(42,333)	122,174	$1,879,270

Small/Mid Cap Value Fund Initial Class
Sold	814,004	$8,649,240	948,363	$12,302,868
Issued as reinvestment of dividends	-	-	3,225,764	36,451,132
Redeemed	(1,517,137)	(17,419,968)	(2,865,346)	(40,334,518)

Net increase (decrease)	(703,133)	$(8,770,728)	1,308,781	$8,419,482

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount
Small/Mid Cap Value Fund Service Class
Sold	38,738	$434,303	208,211	$2,741,062
Issued as reinvestment of dividends	-	-	247,494	2,776,882
Redeemed	(97,855)	(1,116,917)	(101,380)	(1,345,538)

Net increase (decrease)	(59,117)	$(682,614)	354,325	$4,172,406

Total Return Bond Fund Class II
Sold	1,310,597	$13,654,115	3,363,333	$35,396,133
Issued as reinvestment of dividends	-	-	1,437,031	14,643,347
Redeemed	(2,018,287)	(21,050,573)	(10,454,425)	(110,926,318)

Net increase (decrease)	(707,690)	$(7,396,458)	(5,654,061)	$(60,886,838)

Total Return Bond Fund Service Class I
Sold	476,068	$4,924,662	452,786	$4,709,307
Issued as reinvestment of dividends	-	-	66,792	675,933
Redeemed	(183,326)	(1,900,210)	(188,061)	(1,968,965)

Net increase (decrease)	292,742	$3,024,452	331,517	$3,416,275

6.	Federal Income Tax Information

At June 30, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$286,863,878	$120,913,864	$(14,380,495)	$106,533,369
Equity Income Fund	387,712,837	98,353,866	(23,282,879)	75,070,987
Equity Index Fund	263,038,386	201,597,872	(10,578,801)	191,019,071
Focused Equity Fund	131,568,498	17,945,426	(5,659,235)	12,286,191
Foreign Fund	366,394,811	29,458,814	(54,760,653)	(25,301,839)
Fundamental Growth Fund	154,489,190	27,364,125	(3,411,044)	23,953,081
Fundamental Value Fund	197,467,344	54,409,337	(9,974,145)	44,435,192
Global Fund	224,697,766	45,656,218	(10,260,071)	35,396,147
Growth & Income Fund	90,142,718	34,890,792	(1,783,786)	33,107,006
Income & Growth Fund	218,728,083	49,213,575	(8,665,522)	40,548,053
International Equity Fund	185,463,060	3,023,976	(37,719,014)	(34,695,038)
Large Cap Growth Fund	158,986,029	26,568,597	(4,732,982)	21,835,615
Managed Volatility Fund	169,606,339	32,250,092	(11,126,701)	21,123,391
Mid Cap Growth Fund	343,610,104	123,948,058	(7,966,091)	115,981,967
Mid Cap Value Fund	449,842,309	52,501,800	(15,088,673)	37,413,127
Small Cap Growth Equity Fund	210,334,261	15,978,541	(12,480,380)	3,498,161
Small Company Value Fund	86,346,190	23,630,277	(3,371,561)	20,258,716
Small/Mid Cap Value Fund	198,181,092	25,158,572	(10,378,952)	14,779,620
Total Return Bond Fund	385,274,457	7,153,302	(2,503,317)	4,649,985

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may

Notes to Financial Statements (Unaudited) (Continued)

now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2015, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
Blue Chip Growth Fund	$615,351	$-	$-
Growth & Income Fund	-	19,201,241	-
Foreign Fund	-	5,029,961	4,482,917

Net capital loss carryforwards for the Fund(s) shown in the above table are from pre-enactment years and are subject to the eight-year carryforward period and possible expiration.

At December 31, 2015, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
Total Return Bond Fund	$-	$163,673

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2015, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blue Chip Growth Fund	$127,622	$68,332,921	$-
Equity Income Fund	10,497,374	48,930,063	-
Equity Index Fund	7,613,210	9,274,838	-
Focused Equity Fund	3,008,185	21,641,391	-
Foreign Fund	10,988,683	-	-
Fundamental Growth Fund	4,952,300	32,585,180	-
Fundamental Value Fund	3,558,038	17,416,473	-
Global Fund	3,587,393	10,274,841	-
Growth & Income Fund	1,516,373	-	-
Income & Growth Fund	4,599,970	15,142,555	-
International Equity Fund	335,297	-	-
Large Cap Growth Fund	8,119,837	35,958,310	-
Managed Volatility Fund	3,607,271	-	-
Mid Cap Growth Fund	1,921,136	47,867,750	-
Mid Cap Value Fund	27,961,974	49,671,166	-
Small Cap Growth Equity Fund	4,560,467	38,195,927	-
Small Company Value Fund	307,773	10,102,987	-
Small/Mid Cap Value Fund	6,813,552	32,414,462	-
Total Return Bond Fund	11,545,091	3,774,189	-

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2015:

Amount
Foreign Fund	$443,905
International Equity Fund	231,061

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2015, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, premium amortization accruals, passive foreign investment companies, non-taxable dividends, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$761,223	$48,178,973	$(69,941)	$145,037,244
Equity Income Fund	9,763,614	47,737,402	(113,752)	68,194,148
Equity Index Fund	8,048,771	10,951,744	(148,576)	180,372,685
Focused Equity Fund	2,825,160	9,465,620	(17,478)	15,787,527
Foreign Fund	6,927,009	(9,512,878)	(80,629)	(5,911,281)
Fundamental Growth Fund	1,236,720	20,812,045	(23,085)	31,670,184
Fundamental Value Fund	4,411,389	16,023,460	(27,515)	40,664,757
Global Fund	3,148,847	19,414,903	(28,930)	33,906,233
Growth & Income Fund	1,304,084	(19,201,241)	(42,178)	31,107,257
Income & Growth Fund	5,019,451	22,127,800	(42,384)	36,775,384
International Equity Fund	3,664,678	-	(6,643)	(24,542,772)
Large Cap Growth Fund	231,011	16,232,059	(35,349)	37,379,043
Managed Volatility Fund	2,839,185	35,317,305	(1,687,834)	21,888,893
Mid Cap Growth Fund	1,825,796	54,554,964	(81,033)	122,308,786
Mid Cap Value Fund	19,127,364	33,924,143	(1,032,484)	405,405
Small Cap Growth Equity Fund	-	34,287,065	(71,736)	2,455,269
Small Company Value Fund	622,337	13,143,385	(17,909)	12,242,629
Small/Mid Cap Value Fund	1,908,314	13,384,143	(49,203)	4,649,617
Total Return Bond Fund	6,207,101	(163,673)	(46,462)	(5,179,157)

The Funds did not have any unrecognized tax benefits at June 30, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2016, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Notes to Financial Statements (Unaudited) (Continued)

8.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

9.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2016, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in February 2016, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to lower the subadvisory fee paid by MML Advisers to T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the Blue Chip Growth Fund. In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price for the Blue Chip Growth Fund by MML Advisers and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the amended subadvisory agreement (the “Amended Agreement”) was not excessive and the subadvisory fee amount under the Amended Agreement was fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

The Amended Agreement became effective on March 1, 2016.

Also at their February 2016 meeting, the Trustees, including the Independent Trustees, reviewed and approved a new subadvisory agreement with Rainier Investment Management, LLC (“Rainier”) for the Large Cap Growth Fund (the “New Subadvisory Agreement”) due to the announced plan for Rainier to sell 75% of the equity of the firm to Manning & Napier Group, LLC. The Trustees considered that that they were being asked to approve the New Subadvisory Agreement since this transaction would constitute a “change in control” of Rainier under the 1940 Act and thus an assignment of the subadvisory agreement which triggers automatic termination. In reviewing the New Subadvisory Agreement, the Trustees considered the terms of the New Subadvisory Agreement and the scope and quality of services that Rainier will provide under the New Subadvisory Agreement. The Trustees concluded that, overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreement and that the terms of the New Subadvisory Agreement are fair and reasonable and are in the best interests of the Large Cap Growth Fund’s shareholders.

The New Subadvisory Agreement became effective on April 30, 2016.

Prior to the votes being taken to approve the Amended Agreement and New Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of the contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

At their meetings in April and May 2016, the Contract Committee (the “Committee”) and the Trustees, including the Independent Trustees, re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blue Chip Growth Fund, Equity Income Fund, Equity Index Fund, Focused Equity Fund, Foreign Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, Growth & Income Fund, Income & Growth Fund, International Equity Fund, Large Cap

Other Information (Unaudited) (Continued)

Growth Fund, Managed Volatility Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Equity Fund, Small Company Value Fund, Small/Mid Cap Value Fund, and Total Return Bond Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2015. The three-year periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of a number of Funds, total net expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods. These Funds included the Blue Chip Growth Fund, Equity Index Fund, Managed Volatility Fund, and Mid Cap Growth Fund. The Committee determined that no further consideration of these Funds was required at this time.

The Committee noted the following expense considerations in respect of specific Funds:

•	Foreign Fund – The Committee considered that the Fund has a total net expense ratio in the fourth quartile (88th percentile), and an advisory fee 15 basis points higher than the peer group median, but that the Fund’s subadviser has consistently delivered strong results, and that the Fund has achieved second quartile performance for both the one- and three-year periods (48th percentile for both periods). The Committee considered MML Advisers’ statement that the Fund’s peer group is relatively small.

•	Mid Cap Value Fund – The Committee considered that the Fund’s relative performance was in the first quartile for the one- and three-year periods (22nd and 13th percentiles, respectively). They noted that the Fund’s total net expense ratio, at the 62nd percentile, was only 4 basis points above the peer group median, and its advisory fee was 8 basis points above the peer group median. The Committee noted that the Fund is on Under Review status due to recent changes in the portfolio management team.

Other Information (Unaudited) (Continued)

The Committee considered information regarding the Funds with total net expense ratios in the first or second comparative quartiles that had underperformed in recent periods compared to their peers.

•	Global Fund – The Committee noted the Fund has total net expenses in the second comparative quartile (39th percentile) and an advisory fee 10 basis points below the peer group median. The Committee noted the Fund achieved one-year performance in the third comparative quartile (59th percentile) but that three-year performance was in the second comparative quartile (40th percentile). The Committee noted MML Advisers’ statement that since the Fund replaced its subadviser in 2009, the Fund has achieved strong and generally consistent peer group rankings as well as solidly positive excess returns to the Fund’s benchmark.

•	Growth & Income Fund – The Committee noted that the Fund has total net expenses in the first comparative quartile (5th percentile). The Committee noted that the Fund achieved one-year performance in the fourth comparative quartile (90th percentile), and three-year performance in the fourth quartile (89th percentile). The Committee considered MML Advisers’ statement that, although the Fund is managed in a large-cap blend style, it has been characterized as a large-cap growth fund by the Third-Party; that the Third-Party has now confirmed that the Fund will be recategorized going forward as a large-cap blend fund; and that the Fund’s performance should appear better against a large-cap blend peer group.

•	Income & Growth Fund – The Committee considered that the Fund’s total net expense ratio was in the second comparative quartile (28th percentile). The Committee considered that, although the Fund’s three-year performance was in the fourth comparative quartile (80th percentile), its comparative performance had improved significantly for the one-year period, to the first quartile (7th percentile). The Committee considered MML Advisers’ statements that the Fund is being managed to perform as expected, and that recent changes in the Fund’s portfolio management team (as a result of which the Fund remains in Under Review status) appear to have had a beneficial effect on the Fund’s performance.

•	Large Cap Growth Fund – The Committee noted that the Fund’s total net expenses were in the first quartile (17th percentile). The Committee considered that MML Advisers had placed the Fund on Under Review status in light of the subadviser’s recent announcement that it will be acquired. The Committee considered MML Advisers’ statements that the Fund’s performance had improved in the one-year period to the 54th percentile (from the 75th percentile for the three-year period).

•	Small/Mid Cap Value Fund – The Committee noted the Fund has total net expenses in the first comparative quartile (20th percentile). The Committee also noted the Fund had one-year performance in the third comparative quartile (58th percentile) but had strong three-year performance in the second comparative quartile (33rd percentile). The Committee considered MML Advisers’ view that the Fund has generated strong absolute and relative results over the past seven years.

The Committee considered information regarding the Funds with total net expense ratios in the third or fourth comparative quartiles and that had experienced performance in the third or fourth comparative quartiles.

•	Equity Income Fund – The Committee considered that the Fund’s total net expense ratio is in the fourth comparative quartile (79th percentile) and its advisory fee is 12 basis points higher than the median, and that the Fund had experienced fourth-quartile performance for the one- and three-year periods (91st and 94th percentiles, respectively). The Committee noted that the Fund is in Under Review status, and considered MML Advisers’ statements that the subadviser’s focus on dividend-paying equities has been out of favor in recent periods. The Committee considered MML Advisers’ statement that it believes that the recent transition at the Fund’s subadviser to a new lead portfolio manager with a strong historical performance record provides strong potential for improved performance. In response to the Committee’s concerns, MML Advisers proposed to voluntarily waive 3 basis points of management fees until April 30, 2017. It was agreed that MML Advisers would not remove the voluntary waiver without first discussing with the Committee.

•	Focused Equity Fund – The Committee noted that the Fund’s total net expense ratio was in the fourth comparative quartile (95th percentile), and the Fund has achieved both one- and three-year performance in the fourth quartile (100th and 77th percentiles, respectively). The Committee considered MML Advisers’ statements that the Fund has performed well over the long term in its performance category (top half results for 3 of the last 4 years), and that the recent substantial underperformance of the Fund has the effect of masking earlier outperformance, although MML Advisers has placed the Fund on Under Review status due to its recent underperformance. The Committee considered MML Advisers’ statements that the Fund’s peer group is not necessarily representative of the Fund’s investment approach, since among other things the Fund has higher mid-cap exposure than many peers and is designed to provide higher “alpha” than many of its peers. In response to the Committee’s request, MML Advisers provided a more detailed analysis of the relationship between the Fund and its peer group.

Other Information (Unaudited) (Continued)

•	Fundamental Growth Fund – The Committee considered that the Fund’s total net expenses were in the third comparative quartile (60th percentile), although its advisory fee was 5 basis points below the peer group median. The Committee considered that, although the Fund had experienced three-year performance in the third comparative quartile (60th percentile), its one-year performance had improved to the second quartile (43rd percentile). The Committee considered MML Advisers’ statement that much of the underperformance was due to the Fund’s focus on large, conservative, attractively valued companies that have been out of favor recently, and MML Advisers’ continued confidence in the subadviser’s portfolio management team. The Committee noted MML Advisers reduced the advisory fee in 2015.

•	Fundamental Value Fund – The Committee considered that the Fund’s total net expenses are in the third comparative quartile (63rd percentile) although only 2 basis points above the peer group median, and that the Fund’s advisory fee was 3 basis points below the peer group median. The Committee considered that the Fund’s performance had improved from the third quartile (61st percentile) for the three-year period to the second quartile (39th percentile) for the one-year period. The Committee noted MML Advisers’ statement that the Fund is nonetheless in Under Review status due to its general underperformance.

•	Small Cap Growth Equity Fund – The Committee considered that the Fund’s total net expense ratio was in the fourth comparative quartile (89th percentile), due in part to the Fund’s relatively high advisory fee, and MML Advisers’ statement that the fees were in its view reasonable in light of the Fund’s generally consistent and favorable investment performance. The Committee considered that, although the Fund had underperformed in the one-year period (fourth quartile and 85th percentile), the Fund had achieved second quartile performance (27th percentile) for the three-year period, and approximately median performance for the long term.

•	Small Company Value Fund – The Committee considered that the Fund has total net expenses in the third comparative quartile (71st percentile), and three-year performance in the fourth comparative quartile (88th percentile). The Committee noted that one-year performance improved to place the Fund in the second quartile (49th percentile), and MML Advisers’ statement that a recent change in the lead portfolio manager for the Fund had the potential to improve performance. The Committee considered MML Advisers’ statement that the Fund’s underperformance was in part the result of its focus on quality companies that have underperformed to date in the current market cycle. The Committee noted that MML Advisers has placed the Fund on Under Review status in light of its underperformance and recent portfolio manager change. The Committee noted that the Fund’s total net expenses had been reduced during 2015 due to reductions in subadviser and adviser compensation.

•	Total Return Bond Fund – The Committee considered that the Fund has total net expenses in the third comparative quartile (60th percentile), 4 basis points above the peer group median, and an advisory fee of 1 basis point above the peer group median. The Committee considered that the Fund has achieved three-year performance in the third comparative quartile (65th percentile), although its performance in the one-year period was in the second quartile (50th percentile). The Committee considered MML Advisers’ statements that the newly appointed subadviser to the Fund has a strong long-term track record and that MML Advisers has strong conviction in the subadviser. In response to the Committee’s request, MML Advisers agreed to amend the Fund’s advisory agreement, effective June 1, 2016, to incorporate the current advisory fee waiver into the advisory fee.

•	International Equity Fund – The Committee considered that the Fund has total net expenses in the third comparative quartile (74th percentile), although MML Advisers noted that the Fund is held almost exclusively by the MML Allocation Funds which have favorable relative expenses. The Committee noted that the Fund does not yet have three years of performance, and that the one-year performance of the Fund was in the fourth comparative quartile (93rd percentile). The Committee considered MML Advisers’ statements that short-term disparity from the peer group median and benchmark index is not unexpected for a relatively concentrated, high-conviction strategy like that of the subadviser’s, and that the subadviser has had a very favorable long-term track record managing the same strategy in other vehicles.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Other Information (Unaudited) (Continued)

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2016

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2016:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2016.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Initial Class	$1,000	0.79%	$941.70	$3.81	$1,020.90	$3.97
Service Class	1,000	1.04%	941.20	5.02	1,019.70	5.22
Equity Income Fund
Initial Class	1,000	0.79%	1,062.90	4.05	1,020.90	3.97
Service Class	1,000	1.04%	1,061.60	5.33	1,019.70	5.22
Equity Index Fund
Class I	1,000	0.44%	1,036.30	2.23	1,022.70	2.21
Class II	1,000	0.29%	1,036.70	1.47	1,023.40	1.46
Class III	1,000	0.14%	1,037.50	0.71	1,024.20	0.70
Service Class I	1,000	0.69%	1,035.20	3.49	1,021.40	3.47
Focused Equity Fund
Class II	1,000	0.90%	984.40	4.44	1,020.40	4.52
Service Class I	1,000	1.15%	983.40	5.67	1,019.10	5.77

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Foreign Fund
Initial Class	$1,000	0.97%	$943.10	$4.69	$1,020.00	$4.87
Service Class	1,000	1.22%	941.70	5.89	1,018.80	6.12
Fundamental Growth Fund
Class II	1,000	0.84%	998.40	4.17	1,020.70	4.22
Service Class I	1,000	1.09%	997.60	5.41	1,019.40	5.47
Fundamental Value Fund
Class II	1,000	0.79%	1,038.70	4.00	1,020.90	3.97
Service Class I	1,000	1.04%	1,037.70	5.27	1,019.70	5.22
Global Fund
Class I	1,000	0.82%	1,028.10	4.13	1,020.80	4.12
Class II	1,000	0.82%	1,028.50	4.14	1,020.80	4.12
Service Class I	1,000	1.07%	1,027.50	5.39	1,019.50	5.37
Growth & Income Fund
Initial Class	1,000	0.57%	1,017.50	2.86	1,022.00	2.87
Service Class	1,000	0.82%	1,016.00	4.11	1,020.80	4.12
Income & Growth Fund
Initial Class	1,000	0.70%	1,049.30	3.57	1,021.40	3.52
Service Class	1,000	0.95%	1,048.00	4.84	1,020.10	4.77
International Equity Fund
Class II	1,000	1.00%	903.50	4.73	1,019.90	5.02
Service Class I	1,000	1.25%	902.10	5.91	1,018.60	6.27
Large Cap Growth Fund
Initial Class	1,000	0.70%	967.50	3.42	1,021.40	3.52
Service Class	1,000	0.95%	966.90	4.65	1,020.10	4.77
Managed Volatility Fund
Initial Class	1,000	0.91%	1,004.90	4.54	1,020.30	4.57
Service Class	1,000	1.16%	1,003.50	5.78	1,019.10	5.82
Mid Cap Growth Fund
Initial Class	1,000	0.81%	1,014.80	4.06	1,020.80	4.07
Service Class	1,000	1.06%	1,013.20	5.31	1,019.60	5.32
Mid Cap Value Fund
Initial Class	1,000	0.88%	1,108.00	4.61	1,020.50	4.42
Service Class	1,000	1.13%	1,106.40	5.92	1,019.20	5.67
Small Cap Growth Equity Fund
Initial Class	1,000	1.10%	998.50	5.47	1,019.40	5.52
Service Class	1,000	1.35%	997.70	6.71	1,018.20	6.77
Small Company Value Fund
Class II	1,000	0.98%	1,090.70	5.09	1,020.00	4.92
Service Class I	1,000	1.23%	1,089.80	6.39	1,018.70	6.17
Small/Mid Cap Value Fund
Initial Class	1,000	0.80%	1,053.80	4.09	1,020.90	4.02
Service Class	1,000	1.05%	1,052.40	5.36	1,019.60	5.27
Total Return Bond Fund
Class II	1,000	0.60%	1,045.10	3.05	1,021.90	3.02
Service Class I	1,000	0.85%	1,044.50	4.32	1,020.60	4.27

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2016, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2016 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com.

MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC

RS-40259-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d- 14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MML Series Investment Fund

By (Signature and Title) /s/ Brian Haendiges
Brian Haendiges, President and Principal Executive Officer

Date 8/22/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Haendiges
Brian Haendiges, President and Principal Executive Officer

Date 8/22/16

By (Signature and Title) /s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date 8/22/16